UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 3 of its series:

Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and Wells Fargo Advantage Short-Term Investment Portfolio.

Date of reporting period: August 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Dow Jones Target Date FundsSM

Semi-Annual Report

August 31, 2015

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

■	Wells Fargo Advantage Dow Jones Target 2060 FundSM

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargoadvantagefunds.com/assets/edocs/regulatory/holdings/diversified-fixed-income-semi.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargoadvantagefunds.com/assets/edocs/regulatory/holdings/diversified-stock-semi.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

Dow Jones® and Dow Jones Global Target Date IndexesSM are service marks of Dow Jones Trademark Holdings LLC (Dow Jones); have been licensed to CME Group Index Services LLC (CME Indexes); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Global Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

The views expressed and any forward-looking statements are as of August 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

During the period, investors confronted the likelihood of increasing interest rates in the U.S., concerns about slowing growth in China, protracted negotiations to refinance Greece’s sovereign debt, continued low commodity prices, and global currency volatility.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Dow Jones Target Date Funds for the six-month period that ended August 31, 2015. The Dow Jones Target Date Funds diversify investments across equity, bond, and short-term debt investments. During the period, investors confronted the likelihood of increasing interest rates in the U.S., concerns about slowing growth in China, protracted negotiations to refinance Greece’s sovereign debt, continued low commodity prices, and global currency volatility.

Among investors’ concerns, China was the most persistent.

On the news of improving economic data in the U.S. and several developed eurozone countries, stocks moved higher generally during March and April 2015 with several markets reaching levels that represented multiyear highs. The U.S. Federal Reserve restated its intention to increase the federal funds rate when labor-market conditions improve and inflation returns to 2%. Employment in the U.S. improved and corporate earnings were steady, but declining prices for commodities helped restrain inflation. In Europe, for the first time in five years, all four of the eurozone’s largest economies—France, Germany, Italy, and Spain—recorded gross domestic product growth on an annualized basis during the first and second quarters of 2015.

After April, global equity market trends turned more negative. The contentious negotiations between Greece and its debtors to refinance the country’s sovereign debt concerned investors during May and June. After weeks of stalemated negotiations, the government accepted additional spending reductions in order to secure new loan agreements. Slowing economic growth in China was of increasing concern through the summer. The People’s Bank of China allowed its currency, the renminbi, to depreciate to support exports, staunch the outflow of capital, and advance the government’s efforts to transition to a more market-driven economy. In addition, the bank cut interest rates and reserve requirements in August to spur growth. While these actions unsettled investors globally, their effect on equity investors in China was more pronounced. From the end of April through the end of August, the Hang Seng Index1 declined 22.97%. For the period, stock performance in all 10 U.S. economic sectors comprising the S&P 500 Index2 was negative and the index returned -5.32% overall. As measured by the MSCI Europe, Australasia, Far East (EAFE) Free Index,3 international developed markets stock performance was -6.30%. Emerging markets stock performance was -15.97%, as measured by the MSCI Emerging Markets Index.4

[1]	The Hang Seng Index is a market-capitalization-weighted index of 40 of the largest companies that trade on the Hong Kong Exchange maintained by a subsidiary of Hang Seng Bank. The index aims to capture the leadership of the Hong Kong exchange and covers approximately 65% of its total market capitalization. The Hang Seng members are also classified into one of four sub-indexes based on the main lines of business, including commerce and industry, finance, utilities, and properties. You cannot invest directly in an index.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[3]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Free Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Free Index consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[4]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	3

Bond investors also encountered volatile conditions.

Volatility roiled fixed-income markets during the period. For example, government bond yields in Germany and France fell to multiyear lows in April. Yields on 30-year German government bonds dipped into negative territory. Conversely, government bond yields in Spain and Italy increased as the Greek debt drama played out. In the U.S., bond investors wondered about the impact of rising interest rates and falling bond values on the ability of bond dealers and buyers to conduct trades consistently. The Barclays U.S. Aggregate Bond Index5 recorded a -0.68% return during the period, while the Barclays Global Aggregate ex-U.S. Dollar Bond Index6 returned -2.69%.

Morningstar noted Dow Jones Target Date Funds’ performance during volatile times.

Morningstar noted Dow Jones Target Date Funds’ performance during recent volatility in a September 1, 2015, article titled “Staying on Target for Retirees?”, Morningstar Incorporated commented, “The Wells Fargo Advantage Dow Jones Target series has held up better than all peers. Wells Fargo Advantage Dow Jones Target Today (STWRX) fell just 1.2% for the month through Aug. 25, 2015, and Wells Fargo Advantage Dow Jones Target 2015 (WFQEX) declined only 2.0% during that period because of its considerable underweighting in equities when compared with peers. At the target date, for example, the series holds roughly 28% in equities, whereas the typical peer holds a 44% stake. The series also maintains a high-quality bond portfolio that excludes more volatile fixed-income sectors, such as high-yield bonds and emerging markets debt, which have declined recently.7”

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

[5]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[6]	The Barclays Global Aggregate ex-U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

[7]	“Staying on Target for Retirees?” Morningstar.com; September 1, 2015.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Funds approved a change in the name of the Funds whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

This page is intentionally left blank.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Global Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Funds	Corresponding Dow Jones Global Target Date Index
Target Today Fund	Dow Jones Global Target Today Index
Target 2010 Fund	Dow Jones Global Target 2010 Index
Target 2015 Fund	Dow Jones Global Target 2015 Index
Target 2020 Fund	Dow Jones Global Target 2020 Index
Target 2025 Fund	Dow Jones Global Target 2025 Index
Target 2030 Fund	Dow Jones Global Target 2030 Index
Target 2035 Fund	Dow Jones Global Target 2035 Index
Target 2040 Fund	Dow Jones Global Target 2040 Index
Target 2045 Fund	Dow Jones Global Target 2045 Index
Target 2050 Fund	Dow Jones Global Target 2050 Index
Target 2055 Fund	Dow Jones Global Target 2055 Index
Target 2060 Fund	Dow Jones Global Target 2060 Index

Manager

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Global Target Date Indexes, whose total returns the Funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Target Today Fund

Average annual total returns2 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(8.08)	1.48	2.87	(2.51)	2.69	3.48	0.84	0.76
Class B (WFOKX)*	8-1-1998	(8.26)	1.55	2.94	(3.26)	1.92	2.94	1.59	1.51
Class C (WFODX)	12-1-1998	(4.23)	1.91	2.70	(3.23)	1.91	2.70	1.59	1.51
Class R (WFRRX)	6-28-2013	–	–	–	(2.75)	2.53	3.40	1.09	1.01
Class R4 (WOTRX)	11-30-2012	–	–	–	(2.07)	3.15	3.99	0.56	0.45
Class R6 (WOTDX)	6-30-2004	–	–	–	(1.96)	3.22	4.02	0.41	0.30
Administrator Class (WFLOX)	11-8-1999	–	–	–	(2.33)	2.86	3.71	0.76	0.65
Investor Class (WFBTX)	1-31-2007	–	–	–	(2.50)	2.72	3.62	0.95	0.86
Dow Jones Global Target Today Index[5]	–	–	–	–	(1.80)	3.60	4.46	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	7.33	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.46	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns8 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(8.27)	2.21	2.94	(2.67)	3.43	3.55	0.85	0.78
Class B (SPTBX)*	3-1-1997	(8.28)	2.33	3.00	(3.28)	2.69	3.00	1.60	1.53
Class C (WFOCX)	12-1-1998	(4.38)	2.66	2.78	(3.38)	2.66	2.78	1.60	1.53
Class R (WFARX)	6-28-2013	–	–	–	(2.98)	3.25	3.46	1.10	1.03
Class R4 (WFORX)	11-30-2012	–	–	–	(2.35)	3.87	4.04	0.57	0.47
Class R6 (WFOAX)	6-30-2004	–	–	–	(2.23)	3.94	4.08	0.42	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	(2.52)	3.60	3.78	0.77	0.67
Investor Class (WFCTX)	1-31-2007	–	–	–	(2.75)	3.46	3.68	0.96	0.88
Dow Jones Global Target 2010 Index[5]	–	–	–	–	(1.99)	4.36	4.49	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	7.33	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.46	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Target 2015 Fund

Average annual total returns9 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFACX)	11-30-2012	(8.51)	3.23	2.30	(2.90)	4.45	3.05		0.85	0.79
Class R (WFBRX)	6-28-2013	–	–	–	(3.28)	4.17	2.81		1.10	1.04
Class R4 (WFSRX)	11-30-2012	–	–	–	(2.61)	4.82	3.36		0.57	0.48
Class R6 (WFSCX)	6-29-2007	–	–	–	(2.50)	4.88	3.39		0.42	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	(2.82)	4.52	3.09		0.77	0.68
Investor Class (WFQEX)	6-29-2007	–	–	–	(3.07)	4.37	2.99		0.96	0.89
Dow Jones Global Target 2015 Index[5]	–	–	–	–	(2.27)	5.29	3.86	*	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	5.84	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.87	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns2 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	(8.80)	4.36	3.53	(3.24)	5.59	4.15	0.83	0.81
Class B (STPBX)*	3-1-1997	(8.94)	4.48	3.59	(3.94)	4.81	3.59	1.58	1.56
Class C (WFLAX)	12-1-1998	(4.98)	4.81	3.37	(3.98)	4.81	3.37	1.58	1.56
Class R (WFURX)	6-28-2013	–	–	–	(3.50)	5.44	4.06	1.08	1.06
Class R4 (WFLRX)	11-30-2012	–	–	–	(2.92)	6.05	4.65	0.55	0.50
Class R6 (WFOBX)	6-30-2004	–	–	–	(2.81)	6.12	4.68	0.40	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	(3.14)	5.77	4.37	0.75	0.70
Investor Class (WFDTX)	1-31-2007	–	–	–	(3.36)	5.62	4.29	0.94	0.91
Dow Jones Global Target 2020 Index[5]	–	–	–	–	(2.49)	6.55	5.19	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	7.33	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.46	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Target 2025 Fund

Average annual total returns10 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFAYX)	11-30-2012	(9.11)	5.82	2.40	(3.53)	7.08	3.15		0.84	0.81
Class R (WFHRX)	6-28-2013	–	–	–	(3.77)	6.80	2.93		1.09	1.06
Class R4 (WFGRX)	11-30-2012	–	–	–	(3.14)	7.49	3.49		0.56	0.50
Class R6 (WFTYX)	6-29-2007	–	–	–	(2.99)	7.54	3.52		0.41	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	(3.33)	7.15	3.21		0.76	0.70
Investor Class (WFGYX)	6-29-2007	–	–	–	(3.53)	7.02	3.12		0.95	0.91
Dow Jones Global Target 2025 Index[5]	–	–	–	–	(2.72)	7.92	3.90	*	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	5.84	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.87	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns2 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	(9.19)	6.95	4.18	(3.66)	8.23	4.80	0.83	0.82
Class B (SGPBX)*	3-1-1997	(9.38)	7.12	4.25	(4.38)	7.43	4.25	1.58	1.57
Class C (WFDMX)	12-1-1998	(5.37)	7.42	4.02	(4.37)	7.42	4.02	1.58	1.57
Class R (WFJRX)	6-28-2013	–	–	–	(3.89)	8.07	4.72	1.08	1.07
Class R4 (WTHRX)	11-30-2012	–	–	–	(3.32)	8.72	5.31	0.55	0.51
Class R6 (WFOOX)	6-30-2004	–	–	–	(3.18)	8.79	5.34	0.40	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	(3.52)	8.40	5.03	0.75	0.71
Investor Class (WFETX)	1-31-2007	–	–	–	(3.73)	8.26	4.94	0.94	0.92
Dow Jones Global Target 2030 Index[5]	–	–	–	–	(2.91)	9.16	6.05	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	7.33	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.46	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2035 Fund

Average annual total returns10 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQBX)	11-30-2012	(9.57)	8.05	2.67	(4.06)	9.33	3.41		0.84	0.83
Class R (WFKRX)	6-28-2013	–	–	–	(4.34)	9.01	3.13		1.09	1.08
Class R4 (WTTRX)	11-30-2012	–	–	–	(3.71)	9.71	3.73		0.56	0.52
Class R6 (WFQRX)	6-29-2007	–	–	–	(3.57)	9.78	3.77		0.41	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	(3.90)	9.39	3.42		0.76	0.72
Investor Class (WFQTX)	6-29-2007	–	–	–	(4.08)	9.24	3.33		0.95	0.93
Dow Jones Global Target 2035 Index[5]	–	–	–	–	(3.33)	10.14	4.05	*	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	5.84	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.87	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns2 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	(9.90)	8.61	4.71	(4.39)	9.91	5.34	0.84	0.83
Class B (SLPBX)*	3-1-1997	(10.11)	8.79	4.78	(5.11)	9.08	4.78	1.59	1.58
Class C (WFOFX)	7-1-1998	(6.12)	9.08	4.55	(5.12)	9.08	4.55	1.59	1.58
Class R (WFMRX)	6-28-2013	–	–	–	(4.60)	9.74	5.25	1.09	1.08
Class R4 (WTFRX)	11-30-2012	–	–	–	(4.02)	10.38	5.84	0.56	0.52
Class R6 (WFOSX)	6-30-2004	–	–	–	(3.88)	10.47	5.88	0.41	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	(4.27)	10.07	5.56	0.76	0.72
Investor Class (WFFTX)	1-31-2007	–	–	–	(4.47)	9.94	5.47	0.95	0.93
Dow Jones Global Target 2040 Index[5]	–	–	–	–	(3.66)	10.82	6.52	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	7.33	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.46	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2045 Fund

Average annual total returns10 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] ( )
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQVX)	11-30-2012	(10.14)	9.02	2.97	(4.66)	10.31	3.72		0.85	0.83
Class R (WFNRX)	6-28-2013	–	–	–	(4.86)	10.03	3.47		1.10	1.08
Class R4 (WFFRX)	11-30-2012	–	–	–	(4.31)	10.72	4.06		0.57	0.52
Class R6 (WFQPX)	6-29-2007	–	–	–	(4.17)	10.77	4.08		0.42	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	(4.40)	10.38	3.78		0.77	0.72
Investor Class (WFQSX)	6-29-2007	–	–	–	(4.67)	10.23	3.65		0.96	0.93
Dow Jones Global Target 2045 Index[5]	–	–	–	–	(3.88)	11.13	4.32	*	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	5.84	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.87	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns11 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQAX)	11-30-2012	(10.14)	9.02	2.97	(4.64)	10.33	3.72		0.84	0.83
Class C (WFQCX)	11-30-2012	(6.33)	9.51	2.95	(5.41)	9.51	2.95		1.59	1.58
Class R (WFWRX)	6-28-2013	–	–	–	(4.90)	10.08	3.47		1.09	1.08
Class R4 (WQFRX)	11-30-2012	–	–	–	(4.35)	10.72	4.04		0.56	0.52
Class R6 (WFQFX)	6-29-2007	–	–	–	(4.21)	10.81	4.09		0.41	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	(4.55)	10.43	3.76		0.76	0.72
Investor Class (WFQGX)	6-29-2007	–	–	–	(4.74)	10.29	3.66		0.95	0.93
Dow Jones Global Target 2050 Index[5]	–	–	–	–	(3.96)	11.15	4.34	*	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	5.84	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.87	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

Target 2055 Fund

Average annual total returns10 (%) as of August 31, 2015

		Including sales charge		Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[4]
Class A (WFQZX)	11-30-2012	(10.16)	5.23	(4.66)	6.74		0.92	0.83
Class R (WFYRX)	6-28-2013	–	–	(4.87)	6.34		1.17	1.08
Class R4 (WFVRX)	11-30-2012	–	–	(4.28)	7.13		0.64	0.52
Class R6 (WFQUX)	6-30-2011	–	–	(4.15)	7.21		0.49	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	(4.54)	6.82		0.84	0.72
Investor Class (WFQHX)	6-30-2011	–	–	(4.76)	6.69		1.03	0.93
Dow Jones Global Target 2055 Index[5]	–	–	–	(3.96)	7.42	*	–	–
Russell 3000® Index[6]	–	–	–	0.36	12.25	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	1.56	3.21	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

18	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2060 Fund

Average annual total returns (%) as of August 31, 2015

		Including sales charge	Excluding sales charge	Expense ratios[3] (%)
	Inception date	Since inception	Since inception	Gross	Net[4]
Class A (WFAFX)	7-1-2015	(10.65)	(5.20)	0.95	0.83
Class C (WFCFX)	7-1-2015	(6.35)	(5.40)	1.70	1.58
Class R (WFRFX)	7-1-2015	–	(5.30)	1.20	1.08
Class R4 (WFSFX)	7-1-2015	–	(5.20)	0.67	0.52
Class R6 (WFUFX)	7-1-2015	–	(5.20)	0.52	0.37
Administrator Class (WFDFX)	7-1-2015	–	(5.20)	0.87	0.72
Dow Jones Global Target 2060 Index[5]	–	–	(5.72)*	–	–
Russell 3000® Index[6]	–	–	(4.47)*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	0.55 *	–	–
*	Based on the Fund’s inception date.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

Portfolio allocation12 as of August 31, 2015

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 20-21.

20	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

[1]	The Funds are gateway funds that invest in various affiliated master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying master portfolios in which the Funds invest.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through June 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the committment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Dow Jones Global Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. You cannot invest directly in an index.

[8]	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

[9]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013 reflects Institutional Class performance and expenses.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

[10]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[11]	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[12]	Each chart represents the composite of the portfolio allocations of the affiliated master portfolios in which the Fund invests and is calculated based on the total investments of the affiliated master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of investments or Summary portfolio of investments of each affiliated master portfolio which is also included in this report.

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2015 to August 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$979.65	$3.93	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.01	0.79%
Class B
Actual	$1,000.00	$976.09	$7.65	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.81	1.54%
Class C
Actual	$1,000.00	$975.63	$7.65	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.81	1.54%
Class R
Actual	$1,000.00	$978.70	$5.17	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.28	1.04%
Class R4
Actual	$1,000.00	$981.92	$2.24	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.29	0.45%
Class R6
Actual	$1,000.00	$981.90	$1.49	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53	0.30%
Administrator Class
Actual	$1,000.00	$980.96	$3.24	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%
Investor Class
Actual	$1,000.00	$979.13	$4.28	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.37	0.86%

Please see footnote on page 28.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

Target 2010 Fund	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$977.20	$4.03	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$4.12	0.81%
Class B
Actual	$1,000.00	$974.59	$7.64	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.81	1.54%
Class C
Actual	$1,000.00	$973.80	$7.74	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.91	1.56%
Class R
Actual	$1,000.00	$975.59	$5.26	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.38	1.06%
Class R4
Actual	$1,000.00	$978.20	$2.34	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%
Class R6
Actual	$1,000.00	$978.93	$1.59	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.53	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$978.18	$3.33	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.40	0.67%
Investor Class
Actual	$1,000.00	$976.62	$4.37	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	$4.47	0.88%
Target 2015 Fund
Class A
Actual	$1,000.00	$971.78	$4.06	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.17	0.82%
Class R
Actual	$1,000.00	$969.70	$5.30	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.43	1.07%
Class R4
Actual	$1,000.00	$973.29	$2.38	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.44	0.48%
Class R6
Actual	$1,000.00	$973.58	$1.64	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.48	$1.68	0.33%
Administrator Class
Actual	$1,000.00	$972.23	$3.37	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.46	0.68%
Investor Class
Actual	$1,000.00	$970.88	$4.41	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.52	0.89%

Please see footnote on page 28.

24	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$965.78	$4.15	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.27	0.84%
Class B
Actual	$1,000.00	$962.94	$7.85	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.06	1.59%
Class C
Actual	$1,000.00	$962.85	$7.84	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.06	1.59%
Class R
Actual	$1,000.00	$965.02	$5.43	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58	1.10%
Class R4
Actual	$1,000.00	$967.71	$2.47	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%
Class R6
Actual	$1,000.00	$968.01	$1.73	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78	0.35%
Administrator Class
Actual	$1,000.00	$966.56	$3.46	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Investor Class
Actual	$1,000.00	$965.44	$4.50	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.62	0.91%
Target 2025 Fund
Class A
Actual	$1,000.00	$959.36	$4.14	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.27	0.84%
Class R
Actual	$1,000.00	$958.45	$5.37	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.53	1.09%
Class R4
Actual	$1,000.00	$961.65	$2.47	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%
Class R6
Actual	$1,000.00	$962.28	$1.73	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78	0.35%
Administrator Class
Actual	$1,000.00	$959.90	$3.45	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Investor Class
Actual	$1,000.00	$959.83	$4.48	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.62	0.91%

Please see footnote on page 28.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	25

Target 2030 Fund	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$953.54	$4.17	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%
Class B
Actual	$1,000.00	$950.24	$7.84	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Class C
Actual	$1,000.00	$949.90	$7.84	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Class R
Actual	$1,000.00	$952.61	$5.40	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58	1.10%
Class R4
Actual	$1,000.00	$955.10	$2.51	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.57	$2.59	0.51%
Class R6
Actual	$1,000.00	$955.73	$1.77	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.33	$1.83	0.36%
Administrator Class
Actual	$1,000.00	$954.19	$3.49	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.61	0.71%
Investor Class
Actual	$1,000.00	$953.14	$4.52	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.67	0.92%
Target 2035 Fund
Class A
Actual	$1,000.00	$945.68	$4.21	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.37	0.86%
Class R
Actual	$1,000.00	$944.55	$5.43	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class R4
Actual	$1,000.00	$947.67	$2.55	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$948.32	$1.81	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$946.09	$3.52	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Investor Class
Actual	$1,000.00	$945.38	$4.55	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%

Please see footnote on page 28.

26	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$939.56	$4.19	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.37	0.86%
Class B
Actual	$1,000.00	$935.70	$7.83	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.04	$8.16	1.61%
Class C
Actual	$1,000.00	$936.06	$7.84	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.04	$8.16	1.61%
Class R
Actual	$1,000.00	$938.29	$5.41	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class R4
Actual	$1,000.00	$941.27	$2.54	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$941.89	$1.81	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$940.26	$3.51	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Investor Class
Actual	$1,000.00	$939.27	$4.53	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%
Target 2045 Fund
Class A
Actual	$1,000.00	$935.16	$4.18	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.37	0.86%
Class R
Actual	$1,000.00	$934.23	$5.40	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class R4
Actual	$1,000.00	$937.15	$2.53	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$937.67	$1.80	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$936.56	$3.50	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Investor Class
Actual	$1,000.00	$935.05	$4.52	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%

Please see footnote on page 28.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	27

Target 2050 Fund	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$934.53	$4.18	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.37	0.86%
Class C
Actual	$1,000.00	$931.12	$7.82	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.04	$8.16	1.61%
Class R
Actual	$1,000.00	$933.46	$5.39	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class R4
Actual	$1,000.00	$935.83	$2.53	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$937.28	$1.80	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$935.63	$3.50	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Investor Class
Actual	$1,000.00	$934.12	$4.52	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%
Target 2055 Fund
Class A
Actual	$1,000.00	$934.78	$4.18	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.37	0.86%
Class R
Actual	$1,000.00	$933.76	$5.40	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class R4
Actual	$1,000.00	$936.22	$2.53	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$937.43	$1.80	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$935.23	$3.50	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Investor Class
Actual	$1,000.00	$933.86	$4.52	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%

Please see footnote on page 28.

28	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2060 Fund	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$948.00	$1.37	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,007.06	$1.41	0.83%
Class C
Actual	$1,000.00	$946.00	$2.60	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,005.79	$2.68	1.58%
Class R
Actual	$1,000.00	$947.00	$1.70	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,006.64	$1.84	1.08%
Class R4
Actual	$1,000.00	$948.00	$0.86	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,007.59	$0.88	0.52%
Class R6
Actual	$1,000.00	$948.00	$0.61	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,007.84	$0.63	0.37%
Administrator Class
Actual	$1,000.00	$948.00	$1.19	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,007.25	$1.22	0.72%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolios of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	29

TARGET TODAY FUND

Security name	Value

Investment Companies: 100.11%

Affiliated Master Portfolios: 100.11%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$317,829,327
Wells Fargo Advantage Diversified Stock Portfolio	99,417,395
Wells Fargo Advantage Short-Term Investment Portfolio	283,846,646

Total Investment Companies (Cost $668,571,345)	701,093,368

Total investments in securities (Cost $668,571,345) *	100.11%	701,093,368
Other assets and liabilities, net	(0.11)	(762,700)

Total net assets	100.00%	$700,330,668

*	Cost for federal income tax purposes is $670,414,029 and unrealized gains (losses) consists of:
	Gross unrealized gains	$30,679,339
	Gross unrealized losses	0

	Net unrealized gains	$30,679,339

TARGET 2010 FUND

Security name	Value

Investment Companies: 100.72%

Affiliated Master Portfolios: 100.72%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$275,283,645
Wells Fargo Advantage Diversified Stock Portfolio	86,133,280
Wells Fargo Advantage Short-Term Investment Portfolio	161,499,995

Total Investment Companies (Cost $469,386,612)	522,916,920

Total investments in securities (Cost $469,386,612) *	100.72%	522,916,920
Other assets and liabilities, net	(0.72)	(3,739,804)

Total net assets	100.00%	$519,177,116

*	Cost for federal income tax purposes is $477,381,503 and unrealized gains (losses) consists of:
	Gross unrealized gains	$45,535,417
	Gross unrealized losses	0

	Net unrealized gains	$45,535,417

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2015 (unaudited)

TARGET 2015 FUND

Security name	Value

Investment Companies: 100.22%

Affiliated Master Portfolios: 100.22%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$498,884,390
Wells Fargo Advantage Diversified Stock Portfolio	176,248,659
Wells Fargo Advantage Short-Term Investment Portfolio	106,628,439

Total Investment Companies (Cost $719,052,417)	781,761,488

Total investments in securities (Cost $719,052,417) *	100.22%	781,761,488
Other assets and liabilities, net	(0.22)	(1,681,374)

Total net assets	100.00%	$780,080,114

*	Cost for federal income tax purposes is $720,671,701 and unrealized gains (losses) consists of:
	Gross unrealized gains	$61,089,787
	Gross unrealized losses	0

	Net unrealized gains	$61,089,787

TARGET 2020 FUND

Security name	Value

Investment Companies: 100.58%

Affiliated Master Portfolios: 100.58%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,722,738,337
Wells Fargo Advantage Diversified Stock Portfolio	852,807,277
Wells Fargo Advantage Short-Term Investment Portfolio	109,652,421

Total Investment Companies (Cost $2,434,997,007)	2,685,198,035

Total investments in securities (Cost $2,434,997,007) *	100.58%	2,685,198,035
Other assets and liabilities, net	(0.58)	(15,418,685)

Total net assets	100.00%	$2,669,779,350

*	Cost for federal income tax purposes is $2,455,889,354 and unrealized gains (losses) consists of:
	Gross unrealized gains	$229,308,681
	Gross unrealized losses	0

	Net unrealized gains	$229,308,681

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	31

TARGET 2025 FUND

Security name	Value

Investment Companies: 100.10%

Affiliated Master Portfolios: 100.10%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,231,599,967
Wells Fargo Advantage Diversified Stock Portfolio	1,005,506,536
Wells Fargo Advantage Short-Term Investment Portfolio	95,997,866

Total Investment Companies (Cost $2,064,219,371)	2,333,104,369

Total investments in securities (Cost $2,064,219,371) *	100.10%	2,333,104,369
Other assets and liabilities, net	(0.10)	(2,314,208)

Total net assets	100.00%	$2,330,790,161

*	Cost for federal income tax purposes is $2,071,032,914 and unrealized gains (losses) consists of:
	Gross unrealized gains	$262,071,455
	Gross unrealized losses	0

	Net unrealized gains	$262,071,455

TARGET 2030 FUND

Security name	Value

Investment Companies: 100.40%

Affiliated Master Portfolios: 100.40%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,182,925,276
Wells Fargo Advantage Diversified Stock Portfolio	1,609,661,179
Wells Fargo Advantage Short-Term Investment Portfolio	120,844,328

Total Investment Companies (Cost $2,558,869,323)	2,913,430,783

Total investments in securities (Cost $2,558,869,323) *	100.40%	2,913,430,783
Other assets and liabilities, net	(0.40)	(11,709,696)

Total net assets	100.00%	$2,901,721,087

*	Cost for federal income tax purposes is $2,576,509,725 and unrealized gains (losses) consists of:
	Gross unrealized gains	$336,921,058
	Gross unrealized losses	0

	Net unrealized gains	$336,921,058

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2015 (unaudited)

TARGET 2035 FUND

Security name	Value

Investment Companies: 100.04%

Affiliated Master Portfolios: 100.04%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$372,346,650
Wells Fargo Advantage Diversified Stock Portfolio	960,248,091
Wells Fargo Advantage Short-Term Investment Portfolio	58,213,107

Total Investment Companies (Cost $1,204,833,124)	1,390,807,848

Total investments in securities (Cost $1,204,833,124) *	100.04%	1,390,807,848
Other assets and liabilities, net	(0.04)	(508,746)

Total net assets	100.00%	$1,390,299,102

*	Cost for federal income tax purposes is $1,209,536,320 and unrealized gains (losses) consists of:
	Gross unrealized gains	$181,271,528
	Gross unrealized losses	0

	Net unrealized gains	$181,271,528

TARGET 2040 FUND

Security name	Value

Investment Companies: 100.24%

Affiliated Master Portfolios: 100.24%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$343,554,490
Wells Fargo Advantage Diversified Stock Portfolio	1,720,454,536
Wells Fargo Advantage Short-Term Investment Portfolio	90,828,497

Total Investment Companies (Cost $1,855,208,788)	2,154,837,523

Total investments in securities (Cost $1,855,208,788) *	100.24%	2,154,837,523
Other assets and liabilities, net	(0.24)	(5,244,705)

Total net assets	100.00%	$2,149,592,818

*	Cost for federal income tax purposes is $1,867,974,932 and unrealized gains (losses) consists of:
	Gross unrealized gains	$286,862,591
	Gross unrealized losses	0

	Net unrealized gains	$286,862,591

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	33

TARGET 2045 FUND

Security name	Value

Investment Companies: 100.24%

Affiliated Master Portfolios: 100.24%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$72,525,897
Wells Fargo Advantage Diversified Stock Portfolio	689,078,904
Wells Fargo Advantage Short-Term Investment Portfolio	33,669,614

Total Investment Companies (Cost $690,545,181)	795,274,415

Total investments in securities (Cost $690,545,181) *	100.24%	795,274,415
Other assets and liabilities, net	(0.24)	(1,919,696)

Total net assets	100.00%	$793,354,719

*	Cost for federal income tax purposes is $693,108,336 and unrealized gains (losses) consists of:
	Gross unrealized gains	$102,166,079
	Gross unrealized losses	0

	Net unrealized gains	$102,166,079

TARGET 2050 FUND

Security name	Value

Investment Companies: 100.39%

Affiliated Master Portfolios: 100.39%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$100,584,264
Wells Fargo Advantage Diversified Stock Portfolio	1,280,475,843
Wells Fargo Advantage Short-Term Investment Portfolio	61,143,094

Total Investment Companies (Cost $1,254,027,085)	1,442,203,201

Total investments in securities (Cost $1,254,027,085) *	100.39%	1,442,203,201
Other assets and liabilities, net	(0.39)	(5,624,027)

Total net assets	100.00%	$1,436,579,174

*	Cost for federal income tax purposes is $1,260,179,219 and unrealized gains (losses) consists of:
	Gross unrealized gains	$182,023,982
	Gross unrealized losses	0

	Net unrealized gains	$182,023,982

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2015 (unaudited)

TARGET 2055 FUND

Security name	Value

Investment Companies: 100.13%

Affiliated Master Portfolios: 100.13%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$14,187,833
Wells Fargo Advantage Diversified Stock Portfolio	180,616,507
Wells Fargo Advantage Short-Term Investment Portfolio	8,624,491

Total Investment Companies (Cost $199,309,119)	203,428,831

Total investments in securities (Cost $199,309,119) *	100.13%	203,428,831
Other assets and liabilities, net	(0.13)	(267,030)

Total net assets	100.00%	$203,161,801

*	Cost for federal income tax purposes is $199,210,324 and unrealized gains (losses) consists of:
	Gross unrealized gains	$4,218,507
	Gross unrealized losses	0

	Net unrealized gains	$4,218,507

TARGET 2060 FUND

Security name	Value

Investment Companies: 91.81%

Affiliated Master Portfolios: 91.81%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$72,382
Wells Fargo Advantage Diversified Stock Portfolio	921,451
Wells Fargo Advantage Short-Term Investment Portfolio	44,000

Total Investment Companies (Cost $1,104,951)	1,037,833

Total investments in securities (Cost $1,104,951) *	91.81%	1,037,833
Other assets and liabilities, net	8.19	92,563

Total net assets	100.00%	$1,130,396

*	Cost for federal income tax purposes is $1,104,951 and unrealized gains (losses) consists of:
	Gross unrealized gains	$0
	Gross unrealized losses	(67,118)

	Net unrealized losses	$(67,118)

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—August 31, 2015 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund

Assets
Investment in affiliated Master Portfolios, at value (see cost below)	$701,093,368	$522,916,920	$781,761,488	$2,685,198,035	$2,333,104,369
Receivable for Fund shares sold	6,707,800	6,450,944	12,071,532	28,724,347	32,604,056
Receivable from manager	0	0	0	0	0
Prepaid expenses and other assets	58,743	46,415	52,636	57,146	63,940

Total assets	707,859,911	529,414,279	793,885,656	2,713,979,528	2,365,772,365

Liabilities
Payable for Fund shares redeemed	7,330,818	10,065,658	13,573,229	43,367,841	34,350,313
Management fee payable	61,848	49,626	85,518	344,272	300,130
Distribution fees payable	2,094	1,421	10	3,595	187
Administration fees payable	55,044	45,816	62,871	208,389	159,612
Shareholder report expenses payable	10,423	12,666	6,387	5,661	212
Professional fees payable	8,752	8,333	7,577	7,333	8,331
Accrued expenses and other liabilities	60,264	53,643	69,950	263,087	163,419

Total liabilities	7,529,243	10,237,163	13,805,542	44,200,178	34,982,204

Total net assets	$700,330,668	$519,177,116	$780,080,114	$2,669,779,350	$2,330,790,161

NET ASSETS CONSIST OF
Paid-in capital	$661,161,112	$462,502,247	$710,413,472	$2,400,471,555	$2,035,003,506
Undistributed net investment income	4,198,193	3,362,497	3,520,076	13,615,853	6,207,895
Accumulated net realized gains (losses) on investments	2,449,340	(217,936)	3,437,495	5,490,914	20,693,762
Net unrealized gains (losses) on investments	32,522,023	53,530,308	62,709,071	250,201,028	268,884,998

Total net assets	$700,330,668	$519,177,116	$780,080,114	$2,669,779,350	$2,330,790,161

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$14,373,023	$23,740,993	$2,173,858	$60,670,546	$5,216,507
Shares outstanding – Class A1	1,356,574	1,846,122	216,160	4,132,689	510,779
Net asset value per share – Class A	$10.60	$12.86	$10.06	$14.68	$10.21
Maximum offering price per share – Class A2	$11.25	$13.64	$10.67	$15.58	$10.83
Net assets – Class B	$4,197	$31,685	N/A	$91,907	N/A
Shares outstanding – Class B1	381	2,430	N/A	6,266	N/A
Net asset value per share – Class B	$11.02	$13.04	N/A	$14.67	N/A
Net assets – Class C	$3,262,999	$2,153,629	N/A	$5,340,960	N/A
Shares outstanding – Class C1	301,717	165,567	N/A	366,354	N/A
Net asset value per share – Class C	$10.81	$13.01	N/A	$14.58	N/A
Net assets – Class R	$28,013	$51,555	$48,680	$399,003	$870,755
Shares outstanding – Class R1	2,650	4,031	4,776	27,310	85,106
Net asset value per share – Class R	$10.57	$12.79	$10.19	$14.61	$10.23
Net assets – Class R4	$307,545,833	$119,092,591	$142,456,169	$666,722,773	$301,116,920
Share outstanding – Class R4[1]	28,326,732	9,152,131	14,110,759	44,585,337	29,390,708
Net asset value per share – Class R4	$10.86	$13.01	$10.10	$14.95	$10.25
Net assets – Class R6	$245,347,558	$213,227,940	$401,856,490	$1,166,986,249	$1,481,313,350
Shares outstanding – Class R6[1]	22,611,647	16,383,986	39,832,190	78,039,118	144,667,028
Net asset value per share – Class R6	$10.85	$13.01	$10.09	$14.95	$10.24
Net assets – Administrator Class	$70,295,227	$107,601,081	$140,308,782	$579,684,989	$319,611,446
Shares outstanding – Administrator Class[1]	6,496,906	8,278,829	13,747,372	38,902,934	31,139,344
Net asset value per share – Administrator Class	$10.82	$13.00	$10.21	$14.90	$10.26
Net assets – Investor Class	$59,473,818	$53,277,642	$93,236,135	$189,882,923	$222,661,183
Shares outstanding – Investor Class[1]	5,512,211	4,114,391	9,130,532	12,766,256	21,719,291
Net asset value per share – Investor Class	$10.79	$12.95	$10.21	$14.87	$10.25

Investments in affiliated Master Portfolios, at cost	$668,571,345	$469,386,612	$719,052,417	$2,434,997,007	$2,064,219,371

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	37

Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$2,913,430,783	$1,390,807,848	$2,154,837,523	$795,274,415	$1,442,203,201	$203,428,831	$1,037,833
45,737,843	36,257,907	32,533,492	21,413,943	20,821,616	6,013,471	0
0	0	0	0	0	0	11,406
67,647	63,977	65,671	65,481	104,802	63,767	90,272

2,959,236,273	1,427,129,732	2,187,436,686	816,753,839	1,463,129,619	209,506,069	1,139,511

56,618,797	36,391,771	37,159,941	23,151,716	26,154,027	6,299,867	0
395,724	198,490	306,711	107,366	203,918	18,963	0
3,459	8	3,734	6	593	7	84
220,724	114,047	165,494	65,901	87,873	10,380	109
182	1,354	2,532	1,755	341	1,898	1,406
7,829	8,481	8,749	7,322	9,338	5,198	6,314
268,471	116,479	196,707	65,054	94,355	7,955	1,202

57,515,186	36,830,630	37,843,868	23,399,120	26,550,445	6,344,268	9,115

$2,901,721,087	$1,390,299,102	$2,149,592,818	$793,354,719	$1,436,579,174	$203,161,801	$1,130,396

$2,516,281,726	$1,182,180,372	$1,817,021,598	$673,525,138	$1,222,183,194	$195,404,691	$1,193,341
6,913,423	3,083,802	3,861,810	1,620,495	2,642,280	542,741	1,802
23,964,478	19,060,204	29,080,675	13,479,852	23,577,584	3,094,657	2,371
354,561,460	185,974,724	299,628,735	104,729,234	188,176,116	4,119,712	(67,118)

$2,901,721,087	$1,390,299,102	$2,149,592,818	$793,354,719	$1,436,579,174	$203,161,801	$1,130,396

$58,299,847	$4,233,847	$102,731,067	$3,646,697	$3,130,322	$2,068,879	$99,569
3,618,234	397,645	5,626,744	330,791	297,005	167,501	10,508
$16.11	$10.65	$18.26	$11.02	$10.54	$12.35	$9.48
$17.09	$11.30	$19.37	$11.69	$11.18	$13.10	$10.06
$115,476	N/A	$105,170	N/A	N/A	N/A	N/A
7,263	N/A	6,030	N/A	N/A	N/A	N/A
$15.90	N/A	$17.44	N/A	N/A	N/A	N/A
$4,898,942	N/A	$5,477,951	N/A	$956,628	N/A	$97,470
311,373	N/A	319,030	N/A	91,095	N/A	10,299
$15.73	N/A	$17.17	N/A	$10.50	N/A	$9.46
$866,315	$36,210	$286,594	$29,886	$29,749	$33,698	$94,716
53,876	3,377	15,739	2,682	2,815	2,754	10,000
$16.08	$10.72	$18.21	$11.14	$10.57	$12.24	$9.47
$790,091,426	$250,376,848	$589,183,642	$139,591,111	$326,883,355	$28,000,477	$94,809
48,367,492	23,471,285	31,612,383	12,608,766	30,888,693	2,260,551	10,000
$16.34	$10.67	$18.64	$11.07	$10.58	$12.39	$9.48
$1,300,645,406	$745,787,695	$954,181,989	$424,151,862	$835,013,497	$150,078,086	$379,331
79,696,015	69,906,990	51,198,970	38,375,357	78,935,234	12,134,506	40,000
$16.32	$10.67	$18.64	$11.05	$10.58	$12.37	$9.48
$547,675,671	$202,297,500	$370,660,358	$120,894,553	$206,675,903	$13,971,991	$364,501
33,553,319	18,907,869	19,922,718	10,873,935	19,591,326	1,130,794	38,450
$16.32	$10.70	$18.60	$11.12	$10.55	$12.36	$9.48
$199,128,004	$187,567,002	$126,966,047	$105,040,610	$63,889,720	$9,008,670	N/A
12,236,721	17,466,322	6,840,579	9,417,951	6,038,583	735,719	N/A
$16.27	$10.74	$18.56	$11.15	$10.58	$12.24	N/A

$2,558,869,323	$1,204,833,124	$1,855,208,788	$690,545,181	$1,254,027,085	$199,309,119	$1,104,951

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2015 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$4,927,305	$4,107,028	$7,149,841	$21,407,191	$15,038,739
Dividends allocated from affiliated Master Portfolios**	1,261,893	1,129,230	2,319,425	10,732,862	12,732,026
Affiliated income allocated from affiliated Master Portfolios	34,566	29,940	55,435	205,672	170,128
Securities lending income allocated from affiliated Master Portfolios	32,992	29,629	60,592	273,403	321,206
Expenses allocated from affiliated Master Portfolios	(539,146)	(421,131)	(664,897)	(2,229,392)	(1,945,669)

Total investment income	5,717,610	4,874,696	8,920,396	30,389,736	26,316,430

Expenses
Management fee	970,782	748,181	1,106,045	3,460,608	3,026,593
Administration fees
Class A	18,253	31,072	2,746	77,652	6,108
Class B	6	16	N/A	122	N/A
Class C	4,111	2,916	N/A	6,773	N/A
Class R	34	64	60	772	1,211
Class R4	130,699	55,577	65,991	296,085	141,717
Class R6	36,219	28,913	60,462	171,394	223,700
Administrator Class	48,797	78,914	93,475	355,310	191,776
Investor Class	100,320	91,810	163,473	318,302	380,540
Shareholder servicing fees
Class A	18,744	31,873	2,815	79,725	6,295
Class B	6	18	N/A	124	N/A
Class C	4,221	2,983	N/A	6,955	N/A
Class R	35	66	62	777	1,238
Class R4	163,160	69,210	81,802	367,724	175,685
Administrator Class	112,319	181,962	214,209	809,195	436,173
Investor Class	78,375	71,726	127,713	248,673	297,297
Distribution fees
Class B	19	55	N/A	373	N/A
Class C	12,664	8,948	N/A	20,866	N/A
Class R	35	66	62	777	1,238
Custody and accounting fees	14,610	10,678	16,490	53,163	46,720
Professional fees	14,761	14,351	15,088	15,339	14,351
Registration fees	46,583	44,324	29,617	45,560	35,487
Shareholder report expenses	847	13,187	5,916	38,027	29,505
Trustees’ fees and expenses	5,261	4,943	4,762	5,563	5,564
Other fees and expenses	11,831	8,978	7,483	19,266	12,653

Total expenses	1,792,692	1,500,831	1,998,271	6,399,125	5,033,851
Less: Fee waivers and/or expense reimbursements	(587,093)	(423,180)	(554,697)	(1,287,760)	(1,152,542)

Net expenses	1,205,599	1,077,651	1,443,574	5,111,365	3,881,309

Net investment income	4,512,011	3,797,045	7,476,822	25,278,371	22,435,121

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transaction allocated from affiliated Master Portfolios	76,856	139,276	611,932	6,439,215	10,843,443

Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	(18,376,955)	(15,913,836)	(30,600,520)	(121,987,166)	(126,525,256)

Net realized and unrealized gains (losses) on investments	(18,300,099)	(15,774,560)	(29,988,588)	(115,547,951)	(115,681,813)

Net decrease in net assets resulting from operations	$(13,788,088)	$(11,977,515)	$(22,511,766)	$(90,269,580)	$(93,246,692)

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$40,918	$34,772	$62,430	$187,358	$131,285
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$72,611	$65,118	$133,777	$617,515	$733,181

[1]	For the period from July 1, 2015 (commencement of Fund operations) to August 31, 2015

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	39

Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund[1]

$13,862,771	$4,383,836	$4,070,134	$878,331	$1,254,451	$166,708	$298
20,391,688	11,884,580	21,014,287	8,341,923	15,392,440	2,034,597	2,702
200,968	89,718	131,461	46,763	83,804	11,820	61
511,484	294,968	517,694	205,077	377,350	49,435	12
(2,426,340)	(1,166,264)	(1,816,148)	(671,922)	(1,216,215)	(161,229)	(275)

32,540,571	15,486,838	23,917,428	8,800,172	15,891,830	2,101,331	2,798

3,735,689	1,845,535	2,813,794	1,091,764	1,914,294	265,747	365

74,679	4,998	134,734	4,320	3,502	2,311	36
141	N/A	141	N/A	N/A	N/A	N/A
6,211	N/A	7,087	N/A	1,013	N/A	36
852	44	231	39	38	39	35
351,263	122,305	265,576	70,838	145,508	13,314	14
188,137	107,990	139,373	61,366	127,729	21,307	20
341,292	123,393	228,309	72,695	124,517	7,634	62
339,182	321,060	218,863	182,890	108,436	14,888	N/A

76,710	5,162	138,302	4,447	3,625	2,393	43
145	N/A	145	N/A	N/A	N/A	N/A
6,389	N/A	7,282	N/A	1,048	N/A	42
892	46	246	39	39	40	42
436,279	151,130	329,981	87,804	180,956	16,435	17
777,161	280,700	519,642	165,216	283,083	16,646	120
264,986	250,827	170,987	142,883	84,716	11,631	N/A

435	N/A	436	N/A	N/A	N/A	N/A
19,166	N/A	21,844	N/A	3,145	N/A	127
892	46	246	39	39	40	42
57,559	27,432	43,093	16,353	28,695	4,585	312
14,838	14,558	14,766	15,394	14,364	15,950	6,314
64,722	32,354	66,486	40,262	41,784	39,054	10,277
35,991	22,064	33,670	17,918	23,120	205	2,998
5,263	5,047	4,441	4,469	5,047	5,940	2,439
26,454	13,071	22,375	8,746	5,619	7,204	813

6,825,328	3,327,762	5,182,050	1,987,482	3,100,317	445,363	24,154
(1,261,687)	(606,357)	(892,320)	(419,238)	(645,560)	(155,824)	(23,158)

5,563,641	2,721,405	4,289,730	1,568,244	2,454,757	289,539	996

26,976,930	12,765,433	19,627,698	7,231,928	13,437,073	1,811,792	1,802

20,550,093	13,122,412	24,327,570	9,900,115	18,402,480	2,420,607	2,371

(184,558,180)	(103,244,260)	(178,604,856)	(70,312,153)	(128,066,362)	(17,776,093)	(67,118)

(164,008,087)	(90,121,848)	(154,277,286)	(60,412,038)	(109,663,882)	(15,355,486)	(64,747)

$(137,031,157)	$(77,356,415)	$(134,649,588)	$(53,180,110)	$(96,226,809)	$(13,543,694)	$(62,945)

$120,567	$37,846	$34,635	$7,278	$10,234	$1,355	$2

$1,174,881	$683,462	$1,207,130	$479,162	$883,679	$116,386	$113

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$4,512,011		$12,579,456
Net realized gains on investments		76,856		6,346,242
Net change in unrealized gains (losses) on investments		(18,376,955)		(1,840,701)

Net increase (decrease) in net assets resulting from operations		(13,788,088)		17,084,997

Distributions to shareholders from
Net investment income
Class A		0		(193,927)
Class B		0		(78)
Class C		0		(15,619)
Class R		0		(262)
Class R4		0		(5,322,411)
Class R6		0		(4,061,528)
Administrator Class		0		(1,449,242)
Investor Class		0		(795,078)
Net realized gains
Class A		0		(153,080)
Class B		0		(179)
Class C		0		(34,694)
Class R		0		(257)
Class R4		0		(3,250,286)
Class R6		0		(2,329,902)
Administrator Class		0		(1,015,397)
Investor Class		0		(666,758)

Total distributions to shareholders		0		(19,288,698)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	19,746	211,746	76,294	833,129
Class C	8,487	93,003	48,463	538,402
Class R	49	532	143	1,538
Class R4	1,998,461	21,975,386	4,754,596	53,006,154
Class R6	6,465,413	70,840,023	8,344,183	92,749,454
Administrator Class	712,052	7,813,973	2,005,642	22,261,985
Investor Class	331,112	3,628,045	1,651,999	18,300,793

		104,562,708		187,691,455

Reinvestment of distributions
Class A	0	0	31,062	334,626
Class B	0	0	23	257
Class C	0	0	4,421	48,723
Class R	0	0	48	519
Class R4	0	0	775,475	8,541,537
Class R6	0	0	572,847	6,301,510
Administrator Class	0	0	223,809	2,459,328
Investor Class	0	0	132,462	1,453,568

		0		19,140,068

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target Today Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(99,885)	$(1,071,284)	(279,921)	$(3,045,371)
Class B	(578)	(6,472)	(3,543)	(40,062)
Class C	(20,036)	(219,983)	(125,361)	(1,399,945)
Class R4	(4,233,891)	(46,487,293)	(8,052,045)	(89,790,655)
Class R6	(5,581,436)	(61,199,071)	(8,292,123)	(92,089,807)
Administrator Class	(3,244,503)	(35,440,308)	(3,756,108)	(41,651,307)
Investor Class	(773,358)	(8,454,844)	(2,420,301)	(26,777,449)

		(152,879,255)		(254,794,596)

Net decrease in net assets resulting from capital share transactions		(48,316,547)		(47,963,073)

Total decrease in net assets		(62,104,635)		(50,166,774)

Net assets
Beginning of period		762,435,303		812,602,077

End of period		$700,330,668		$762,435,303

Undistributed (overdistributed) net investment income		$4,198,193		$(313,818)

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$3,797,045		$11,165,066
Net realized gains on investments		139,276		9,529,742
Net change in unrealized gains (losses) on investments		(15,913,836)		(4,512,446)

Net increase (decrease) in net assets resulting from operations		(11,977,515)		16,182,362

Distributions to shareholders from
Net investment income
Class A		0		(372,432)
Class B		0		(216)
Class C		0		(15,256)
Class R		0		(296)
Class R4		0		(2,694,729)
Class R6		0		(4,195,148)
Administrator Class		0		(2,682,826)
Investor Class		0		(775,365)
Net realized gains
Class A		0		(558,316)
Class B		0		(337)
Class C		0		(55,739)
Class R		0		(544)
Class R4		0		(3,102,924)
Class R6		0		(4,601,232)
Administrator Class		0		(3,552,844)
Investor Class		0		(1,234,798)

Total distributions to shareholders		0		(23,843,002)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	16,720	218,432	115,224	1,538,697
Class B	2,193	29,082	233	3,142
Class C	3,856	51,251	40,467	545,273
Class R	8	97	1,975	25,879
Class R4	1,063,341	14,046,655	2,640,225	35,515,055
Class R6	5,826,048	76,643,305	4,876,500	65,632,435
Administrator Class	772,455	10,201,240	2,134,780	28,689,998
Investor Class	223,941	2,943,957	1,046,657	14,058,094

		104,134,019		146,008,573

Reinvestment of distributions
Class A	0	0	69,322	910,162
Class B	0	0	41	550
Class C	0	0	5,162	68,661
Class R	0	0	64	840
Class R4	0	0	434,495	5,764,531
Class R6	0	0	653,875	8,672,700
Administrator Class	0	0	470,299	6,235,670
Investor Class	0	0	151,674	2,004,970

		0		23,658,084

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	43

	Target 2010 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(203,200)	$(2,648,842)	(553,921)	$(7,389,135)
Class B	(619)	(8,238)	(8,169)	(110,644)
Class C	(46,417)	(618,869)	(55,775)	(755,424)
Class R4	(3,093,395)	(40,731,449)	(6,709,692)	(90,398,783)
Class R6	(3,350,796)	(44,233,434)	(9,626,934)	(128,714,718)
Administrator Class	(5,146,209)	(67,660,426)	(4,902,108)	(65,963,802)
Investor Class	(629,808)	(8,268,024)	(1,177,152)	(15,798,042)

		(164,169,282)		(309,130,548)

Net decrease in net assets resulting from capital share transactions		(60,035,263)		(139,463,891)

Total decrease in net assets		(72,012,778)		(147,124,531)

Net assets
Beginning of period		591,189,894		738,314,425

End of period		$519,177,116		$591,189,894

Undistributed (overdistributed) net investment income		$3,362,497		$(434,548)

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$7,476,822		$16,340,925
Net realized gains on investments		611,932		11,085,269
Net change in unrealized gains (losses) on investments		(30,600,520)		910,797

Net increase (decrease) in net assets resulting from operations		(22,511,766)		28,336,991

Distributions to shareholders from
Net investment income
Class A		(10,857)		(7,261)
Class R		(197)		(274)
Class R4		(900,028)		(2,991,541)
Class R6		(2,201,131)		(7,786,763)
Administrator Class		(856,842)		(2,901,440)
Investor Class		(444,304)		(1,424,728)
Net realized gains
Class A		0		(9,641)
Class R		0		(312)
Class R4		0		(2,088,489)
Class R6		0		(5,103,131)
Administrator Class		0		(2,314,961)
Investor Class		0		(1,311,117)

Total distributions to shareholders		(4,413,359)		(25,939,658)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	65,002	667,244	162,058	1,681,646
Class R	31	329	2,714	28,552
Class R4	1,275,594	13,161,235	4,387,585	45,737,459
Class R6	8,060,541	82,583,984	10,572,473	110,001,058
Administrator Class	1,212,621	12,655,999	2,999,551	31,585,482
Investor Class	724,431	7,560,923	4,221,952	44,493,095

		116,629,714		233,527,292

Reinvestment of distributions
Class A	859	8,879	1,126	11,607
Class R	19	197	56	586
Class R4	86,792	900,028	476,544	4,933,817
Class R6	201,560	2,088,158	1,221,987	12,630,860
Administrator Class	81,605	856,035	497,933	5,211,869
Investor Class	42,242	443,962	260,854	2,732,022

		4,297,259		25,520,761

Payment for shares redeemed
Class A	(36,901)	(376,964)	(7,974)	(83,464)
Class R	0	0	(575)	(6,033)
Class R4	(4,521,237)	(46,488,674)	(5,768,079)	(60,225,717)
Class R6	(8,813,559)	(90,710,344)	(13,518,452)	(140,547,212)
Administrator Class	(5,407,968)	(56,127,160)	(5,780,723)	(60,831,438)
Investor Class	(1,854,291)	(19,309,360)	(5,886,688)	(62,047,217)

		(213,012,502)		(323,741,081)

Net decrease in net assets resulting from capital share transactions		(92,085,529)		(64,693,028)

Total decrease in net assets		(119,010,654)		(62,295,695)

Net assets
Beginning of period		899,090,768		961,386,463

End of period		$780,080,114		$899,090,768

Undistributed net investment income		$3,520,076		$456,613

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	45

	Target 2020 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$25,278,371		$48,427,145
Net realized gains on investments		6,439,215		45,142,412
Net change in unrealized gains (losses) on investments		(121,987,166)		15,049,419

Net increase (decrease) in net assets resulting from operations		(90,269,580)		108,618,976

Distributions to shareholders from
Net investment income
Class A		(170,297)		(805,193)
Class B		(108)		(415)
Class C		(6,481)		(26,934)
Class R		(1,980)		(438)
Class R4		(2,552,302)		(12,118,889)
Class R6		(4,027,535)		(19,550,520)
Administrator Class		(1,941,486)		(10,022,105)
Investor Class		(494,021)		(2,398,092)
Net realized gains
Class A		0		(1,074,379)
Class B		0		(2,266)
Class C		0		(89,158)
Class R		0		(670)
Class R4		0		(12,378,349)
Class R6		0		(18,703,305)
Administrator Class		0		(11,495,111)
Investor Class		0		(3,333,062)

Total distributions to shareholders		(9,194,210)		(91,998,886)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	141,660	2,139,943	332,964	5,068,995
Class B	0	0	1,217	18,882
Class C	43,753	656,656	109,454	1,654,845
Class R	637	9,527	47,212	711,108
Class R4	4,822,663	74,021,520	13,205,968	204,555,577
Class R6	15,969,379	244,248,878	22,727,943	351,507,165
Administrator Class	3,790,565	58,023,349	7,379,940	113,872,356
Investor Class	908,550	13,882,680	3,864,596	59,607,607

		392,982,553		736,996,535

Reinvestment of distributions
Class A	10,772	163,413	119,695	1,811,214
Class B	7	108	178	2,681
Class C	392	5,922	7,150	107,398
Class R	131	1,980	74	1,108
Class R4	165,412	2,552,302	1,564,995	24,113,004
Class R6	250,261	3,859,026	2,444,577	37,647,898
Administrator Class	126,123	1,941,036	1,400,855	21,514,123
Investor Class	32,030	492,292	372,720	5,713,646

		9,016,079		90,911,072

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(273,553)	$(4,125,991)	(1,209,035)	$(18,370,974)
Class B	(826)	(12,482)	(10,029)	(152,201)
Class C	(41,099)	(616,671)	(98,646)	(1,489,341)
Class R	(22,474)	(335,893)	(65)	(988)
Class R4	(10,239,393)	(156,630,206)	(17,075,251)	(264,192,490)
Class R6	(10,114,030)	(155,055,983)	(22,438,223)	(345,508,507)
Administrator Class	(8,418,545)	(128,100,983)	(14,005,572)	(215,788,425)
Investor Class	(1,326,161)	(20,253,957)	(3,680,547)	(56,709,750)

		(465,132,166)		(902,212,676)

Net decrease in net assets resulting from capital share transactions		(63,133,534)		(74,305,069)

Total decrease in net assets		(162,597,324)		(57,684,979)

Net assets
Beginning of period		2,832,376,674		2,890,061,653

End of period		$2,669,779,350		$2,832,376,674

Undistributed (overdistributed) net investment income		$13,615,853		$(2,468,308)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	47

	Target 2025 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$22,435,121		$39,901,505
Net realized gains on investments		10,843,443		47,430,933
Net change in unrealized gains (losses) on investments		(126,525,256)		26,867,519

Net increase (decrease) in net assets resulting from operations		(93,246,692)		114,199,957

Distributions to shareholders from
Net investment income
Class A		(22,538)		(28,073)
Class R		(3,466)		(261)
Class R4		(2,054,097)		(5,527,487)
Class R6		(9,561,349)		(24,228,949)
Administrator Class		(1,693,475)		(4,882,326)
Investor Class		(920,621)		(2,773,040)
Net realized gains
Class A		0		(50,943)
Class R		0		(531)
Class R4		0		(6,791,913)
Class R6		0		(27,332,563)
Administrator Class		0		(6,990,413)
Investor Class		0		(4,598,742)

Total distributions to shareholders		(14,255,546)		(83,205,241)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	304,681	3,227,659	193,440	2,055,090
Class R	1,650	17,440	96,568	1,019,043
Class R4	4,055,556	43,081,693	12,369,706	131,672,935
Class R6	20,192,084	213,044,042	24,877,513	264,398,662
Administrator Class	3,313,538	35,281,301	5,487,009	58,546,886
Investor Class	2,462,319	26,133,876	8,898,622	94,618,438

		320,786,011		552,311,054

Reinvestment of distributions
Class A	1,696	17,990	5,987	63,100
Class R	325	3,466	75	792
Class R4	193,122	2,054,097	1,109,964	11,734,557
Class R6	865,224	9,197,341	4,812,369	50,835,459
Administrator Class	157,998	1,685,139	1,115,960	11,817,389
Investor Class	86,260	919,238	696,636	7,364,420

		13,877,271		81,815,717

Payment for shares redeemed
Class A	(94,383)	(1,001,668)	(31,254)	(332,561)
Class R	(13,256)	(139,626)	(2,864)	(30,440)
Class R4	(10,262,384)	(108,365,960)	(11,548,137)	(123,103,664)
Class R6	(14,715,905)	(155,754,356)	(24,655,559)	(261,874,834)
Administrator Class	(5,010,701)	(52,833,105)	(7,330,097)	(77,900,680)
Investor Class	(3,610,377)	(38,270,877)	(9,170,854)	(97,472,429)

		(356,365,592)		(560,714,608)

Net increase (decrease) in net assets resulting from capital share transactions		(21,702,310)		73,412,163

Total increase (decrease) in net assets		(129,204,548)		104,406,879

Net assets
Beginning of period		2,459,994,709		2,355,587,830

End of period		$2,330,790,161		$2,459,994,709

Undistributed (overdistributed) net investment income		$6,207,895		$(1,971,680)

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$26,976,930		$45,711,630
Net realized gains on investments		20,550,093		62,882,063
Net change in unrealized gains (losses) on investments		(184,558,180)		58,066,749

Net increase (decrease) in net assets resulting from operations		(137,031,157)		166,660,442

Distributions to shareholders from
Net investment income
Class A		(273,721)		(677,442)
Class B		(120)		(185)
Class C		(6,362)		(22,094)
Class R		(2,833)		(326)
Class R4		(5,247,819)		(12,983,490)
Class R6		(8,316,686)		(18,844,775)
Administrator Class		(3,203,359)		(8,903,080)
Investor Class		(872,097)		(2,348,244)
Net realized gains
Class A		0		(1,194,652)
Class B		0		(2,255)
Class C		0		(96,274)
Class R		0		(743)
Class R4		0		(17,426,491)
Class R6		0		(23,787,717)
Administrator Class		0		(13,435,518)
Investor Class		0		(4,383,229)

Total distributions to shareholders		(17,922,997)		(104,106,515)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	208,737	3,504,377	287,115	4,817,582
Class B	2,151	35,339	2,828	46,220
Class C	43,987	721,645	125,909	2,065,538
Class R	23,718	399,003	33,788	560,396
Class R4	6,093,822	104,079,801	15,077,292	256,115,112
Class R6	18,062,635	305,738,699	22,897,141	387,933,027
Administrator Class	3,888,718	66,334,950	7,619,354	129,264,505
Investor Class	891,739	15,195,161	3,392,493	57,420,934

		496,008,975		838,223,314

Reinvestment of distributions
Class A	15,463	261,321	107,203	1,789,136
Class B	7	120	144	2,360
Class C	362	5,992	6,950	113,052
Class R	168	2,833	64	1,069
Class R4	306,553	5,247,819	1,756,668	29,735,963
Class R6	466,402	7,975,430	2,487,695	42,066,542
Administrator Class	187,214	3,203,107	1,321,041	22,337,020
Investor Class	50,917	869,155	399,100	6,724,149

		17,565,777		102,769,291

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	49

	Target 2030 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(185,159)	$(3,114,755)	(766,381)	$(12,834,931)
Class B	(1,879)	(30,922)	(13,728)	(227,331)
Class C	(35,723)	(587,474)	(82,183)	(1,349,794)
Class R	(5,550)	(93,476)	0	0
Class R4	(10,198,568)	(172,703,574)	(15,224,651)	(258,025,158)
Class R6	(7,787,420)	(132,334,857)	(18,824,306)	(317,477,733)
Administrator Class	(7,944,512)	(134,161,408)	(12,267,461)	(208,120,743)
Investor Class	(1,330,515)	(22,595,022)	(3,179,985)	(53,799,875)

		(465,621,488)		(851,835,565)

Net increase in net assets resulting from capital share transactions		47,953,264		89,157,040

Total increase (decrease) in net assets		(107,000,890)		151,710,967

Net assets
Beginning of period		3,008,721,977		2,857,011,010

End of period		$2,901,721,087		$3,008,721,977

Undistributed (overdistributed) net investment income		$6,913,423		$(2,140,510)

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$12,765,433		$20,153,221
Net realized gains on investments		13,122,412		33,457,133
Net change in unrealized gains (losses) on investments		(103,244,260)		35,931,372

Net increase (decrease) in net assets resulting from operations		(77,356,415)		89,541,726

Distributions to shareholders from
Net investment income
Class A		(22,085)		(11,351)
Class R		(132)		(250)
Class R4		(1,918,000)		(4,552,684)
Class R6		(5,020,968)		(9,894,055)
Administrator Class		(1,224,313)		(3,059,865)
Investor Class		(875,084)		(2,085,101)
Net realized gains
Class A		0		(29,087)
Class R		0		(656)
Class R4		0		(7,080,852)
Class R6		0		(14,319,031)
Administrator Class		0		(5,534,387)
Investor Class		0		(4,473,743)

Total distributions to shareholders		(9,060,582)		(51,041,062)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	301,639	3,372,603	114,832	1,280,174
Class R	179	2,016	545	6,020
Class R4	3,582,816	40,382,619	10,380,792	115,655,302
Class R6	17,631,749	196,421,167	18,863,675	209,442,897
Administrator Class	2,416,041	27,247,739	4,208,426	46,948,953
Investor Class	1,698,664	19,189,737	6,439,216	71,934,041

		286,615,881		445,267,387

Reinvestment of distributions
Class A	1,690	19,089	2,870	31,736
Class R	12	132	81	906
Class R4	169,633	1,918,000	989,874	10,971,113
Class R6	418,132	4,729,186	2,147,916	23,805,055
Administrator Class	107,855	1,224,313	773,417	8,594,252
Investor Class	76,557	872,744	586,245	6,537,377

		8,763,464		49,940,439

Payment for shares redeemed
Class A	(53,867)	(606,279)	(17,838)	(196,024)
Class R	(4)	(43)	0	0
Class R4	(9,326,191)	(103,818,938)	(9,317,000)	(103,785,972)
Class R6	(7,705,364)	(86,179,192)	(13,191,769)	(146,573,687)
Administrator Class	(3,610,944)	(40,326,636)	(6,348,959)	(70,757,422)
Investor Class	(2,241,097)	(25,355,302)	(6,547,622)	(73,361,779)

		(256,286,390)		(394,674,884)

Net increase in net assets resulting from capital share transactions		39,092,955		100,532,942

Total increase (decrease) in net assets		(47,324,042)		139,033,606

Net assets
Beginning of period		1,437,623,144		1,298,589,538

End of period		$1,390,299,102		$1,437,623,144

Undistributed (overdistributed) net investment income		$3,083,802		$(621,049)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	51

	Target 2040 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$19,627,698		$30,763,554
Net realized gains on investments		24,327,570		55,045,410
Net change in unrealized gains (losses) on investments		(178,604,856)		66,613,709

Net increase (decrease) in net assets resulting from operations		(134,649,588)		152,422,673

Distributions to shareholders from
Net investment income
Class A		(543,471)		(1,200,968)
Class B		(264)		(162)
Class C		(11,913)		(27,146)
Class R		(1,200)		(317)
Class R4		(4,200,245)		(9,396,375)
Class R6		(6,808,212)		(12,820,610)
Administrator Class		(2,287,623)		(5,636,830)
Investor Class		(625,767)		(1,387,777)
Net realized gains
Class A		0		(2,598,504)
Class B		0		(2,154)
Class C		0		(142,159)
Class R		0		(1,094)
Class R4		0		(15,496,021)
Class R6		0		(19,650,977)
Administrator Class		0		(10,548,319)
Investor Class		0		(3,215,848)

Total distributions to shareholders		(14,478,695)		(82,125,261)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	187,881	3,631,475	248,238	4,727,578
Class B	3,525	64,849	4,390	79,100
Class C	21,412	392,374	70,624	1,271,545
Class R	9,072	174,692	5,447	103,428
Class R4	4,478,786	88,780,790	10,396,030	202,679,270
Class R6	12,317,386	242,116,838	17,044,949	331,812,232
Administrator Class	2,779,005	54,994,697	5,460,838	106,401,212
Investor Class	695,267	13,734,256	2,322,122	45,117,301

		403,889,971		692,191,666

Reinvestment of distributions
Class A	26,719	524,502	193,344	3,685,810
Class B	14	264	127	2,310
Class C	601	11,102	9,061	162,266
Class R	61	1,200	74	1,411
Class R4	209,802	4,200,245	1,230,631	23,951,901
Class R6	325,024	6,506,977	1,653,217	32,175,865
Administrator Class	114,431	2,287,466	833,285	16,184,178
Investor Class	31,251	623,774	237,509	4,600,208

		14,155,530		80,763,949

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(317,326)	$(6,185,862)	(755,113)	$(14,385,005)
Class B	(2,164)	(39,828)	(18,915)	(345,883)
Class C	(15,683)	(285,797)	(36,652)	(660,629)
Class R	(435)	(8,279)	0	0
Class R4	(7,145,396)	(140,371,892)	(10,508,338)	(204,163,089)
Class R6	(5,252,958)	(103,622,069)	(12,495,518)	(242,417,640)
Administrator Class	(4,473,751)	(87,730,584)	(8,299,886)	(161,699,797)
Investor Class	(826,553)	(16,342,895)	(1,854,197)	(36,094,967)

		(354,587,206)		(659,767,010)

Net increase in net assets resulting from capital share transactions		63,458,295		113,188,605

Total increase (decrease) in net assets		(85,669,988)		183,486,017

Net assets
Beginning of period		2,235,262,806		2,051,776,789

End of period		$2,149,592,818		$2,235,262,806

Undistributed (overdistributed) net investment income		$3,861,810		$(1,287,193)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	53

	Target 2045 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$7,231,928		$10,576,686
Net realized gains on investments		9,900,115		19,864,670
Net change in unrealized gains (losses) on investments		(70,312,153)		26,681,722

Net increase (decrease) in net assets resulting from operations		(53,180,110)		57,123,078

Distributions to shareholders from
Net investment income
Class A		(21,523)		(4,751)
Class R		(121)		(247)
Class R4		(1,155,028)		(2,617,228)
Class R6		(3,008,071)		(5,166,673)
Administrator Class		(752,573)		(1,635,865)
Investor Class		(538,069)		(1,132,164)
Net realized gains
Class A		0		(13,358)
Class R		0		(703)
Class R4		0		(4,476,964)
Class R6		0		(8,195,905)
Administrator Class		0		(3,243,944)
Investor Class		0		(2,649,359)

Total distributions to shareholders		(5,475,385)		(29,137,161)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	334,149	3,897,872	58,029	672,191
Class R	88	1,037	0	0
Class R4	2,642,661	31,343,480	6,501,870	75,580,382
Class R6	12,357,896	144,446,504	13,810,098	159,727,329
Administrator Class	1,794,604	21,267,348	2,816,193	32,835,072
Investor Class	1,198,863	14,275,080	4,019,390	46,841,917

		215,231,321		315,656,891

Reinvestment of distributions
Class A	1,722	20,458	1,189	13,695
Class R	10	121	82	950
Class R4	96,928	1,155,028	582,555	6,736,071
Class R6	240,165	2,859,254	1,145,292	13,219,684
Administrator Class	62,781	752,573	420,200	4,879,809
Investor Class	44,672	537,657	324,494	3,780,828

		5,325,091		28,631,037

Payment for shares redeemed
Class A	(72,049)	(852,976)	(6,857)	(78,742)
Class R4	(6,873,344)	(80,469,655)	(5,573,386)	(64,551,943)
Class R6	(5,162,740)	(60,404,141)	(9,472,525)	(109,431,742)
Administrator Class	(1,887,309)	(22,133,377)	(3,325,706)	(38,732,067)
Investor Class	(1,334,305)	(15,752,510)	(4,417,063)	(51,650,841)

		(179,612,659)		(264,445,335)

Net increase in net assets resulting from capital share transactions		40,943,753		79,842,593

Total increase (decrease) in net assets		(17,711,742)		107,828,510

Net assets
Beginning of period		811,066,461		703,237,951

End of period		$793,354,719		$811,066,461

Undistributed (overdistributed) net investment income		$1,620,495		$(136,048)

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$13,437,073		$19,808,520
Net realized gains on investments		18,402,480		35,317,428
Net change in unrealized gains (losses) on investments		(128,066,362)		50,315,014

Net increase (decrease) in net assets resulting from operations		(96,226,809)		105,440,962

Distributions to shareholders from
Net investment income
Class A		(16,930)		(15,095)
Class C		(1,755)		(2,499)
Class R		(130)		(245)
Class R4		(2,389,508)		(4,752,783)
Class R6		(6,300,134)		(11,612,453)
Administrator Class		(1,304,734)		(2,763,125)
Investor Class		(325,238)		(638,678)
Net realized gains
Class A		0		(37,156)
Class C		0		(11,600)
Class R		0		(701)
Class R4		0		(8,141,008)
Class R6		0		(17,983,426)
Administrator Class		0		(5,450,426)
Investor Class		0		(1,515,960)

Total distributions to shareholders		(10,338,429)		(52,925,155)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	168,632	1,898,541	145,308	1,612,319
Class C	28,244	310,242	54,216	596,455
Class R	77	870	0	0
Class R4	6,024,981	68,249,834	12,897,710	143,215,243
Class R6	19,517,539	219,026,893	22,630,728	250,814,920
Administrator Class	4,263,073	48,113,055	7,797,521	86,417,872
Investor Class	752,001	8,481,976	1,824,093	20,266,596

		346,081,411		502,923,405

Reinvestment of distributions
Class A	1,383	15,796	4,290	47,332
Class C	139	1,581	1,193	13,102
Class R	12	130	85	946
Class R4	208,508	2,389,508	1,111,045	12,310,941
Class R6	529,186	6,064,473	2,638,935	29,242,116
Administrator Class	114,150	1,304,734	743,580	8,213,551
Investor Class	28,326	324,898	194,356	2,151,939

		10,101,120		51,979,927

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	55

	Target 2050 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(16,709)	$(190,349)	(25,107)	$(274,134)
Class C	(2,538)	(28,372)	(5,104)	(56,689)
Class R4	(7,059,094)	(79,040,366)	(10,346,898)	(114,627,049)
Class R6	(13,071,694)	(148,424,727)	(16,661,031)	(184,525,342)
Administrator Class	(4,745,083)	(53,190,339)	(7,098,101)	(78,782,008)
Investor Class	(674,775)	(7,636,852)	(1,432,520)	(15,910,898)

		(288,511,005)		(394,176,120)

Net increase in net assets resulting from capital share transactions		67,671,526		160,727,212

Total increase (decrease) in net assets		(38,893,712)		213,243,019

Net assets
Beginning of period		1,475,472,886		1,262,229,867

End of period		$1,436,579,174		$1,475,472,886

Undistributed (overdistributed) net investment income		$2,642,280		$(456,364)

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$1,811,792		$2,092,298
Net realized gains on investments		2,420,607		1,827,847
Net change in unrealized gains (losses) on investments		(17,776,093)		8,032,555

Net increase (decrease) in net assets resulting from operations		(13,543,694)		11,952,700

Distributions to shareholders from
Net investment income
Class A		(9,414)		(3,680)
Class R		(128)		(244)
Class R4		(211,361)		(381,201)
Class R6		(1,026,531)		(1,475,369)
Administrator Class		(79,239)		(115,825)
Investor Class		(45,952)		(61,709)
Net realized gains
Class A		0		(4,743)
Class R		0		(331)
Class R4		0		(350,837)
Class R6		0		(1,205,150)
Administrator Class		0		(119,197)
Investor Class		0		(77,700)

Total distributions to shareholders		(1,372,625)		(3,795,986)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	135,535	1,777,403	41,587	533,025
Class R	394	5,107	0	0
Class R4	988,492	13,105,376	1,799,626	23,161,343
Class R6	5,178,569	67,904,769	6,966,588	89,250,267
Administrator Class	517,118	6,746,169	649,960	8,349,507
Investor Class	260,467	3,413,021	522,230	6,640,366

		92,951,845		127,934,508

Reinvestment of distributions
Class A	638	8,531	538	6,935
Class R	10	128	45	575
Class R4	15,825	211,361	51,913	669,728
Class R6	68,860	918,374	197,157	2,538,592
Administrator Class	5,940	79,239	18,254	235,022
Investor Class	3,470	45,907	10,910	139,268

		1,263,540		3,590,120

Payment for shares redeemed
Class A	(11,213)	(148,666)	(4,791)	(61,175)
Class R	(6)	(79)	0	0
Class R4	(1,270,952)	(16,674,435)	(951,781)	(12,223,183)
Class R6	(2,653,249)	(34,768,018)	(3,515,646)	(45,157,906)
Administrator Class	(332,771)	(4,331,080)	(398,012)	(5,101,595)
Investor Class	(140,252)	(1,836,133)	(250,946)	(3,221,784)

		(57,758,411)		(65,765,643)

Net increase in net assets resulting from capital share transactions		36,456,974		65,758,985

Total increase in net assets		21,540,655		73,915,699

Net assets
Beginning of period		181,621,146		107,705,447

End of period		$203,161,801		$181,621,146

Undistributed net investment income		$542,741		$103,574

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	57

	Target 2060 Fund
	Period ended August 31, 2015[1] (unaudited)

Operations
Net investment income		$1,802
Net realized gains on investments		2,371
Net change in unrealized gains (losses) on investments		(67,118)

Net decrease in net assets resulting from operations		(62,945)

Capital share transactions	Shares
Proceeds from shares sold
Class A	10,508	105,000
Class C	10,299	102,994
Class R	10,000	100,000
Class R4	10,000	100,000
Class R6	40,000	400,000
Administrator Class	38,450	385,347

		1,193,341

Net increase in net assets resulting from capital share transactions		1,193,341

Total increase in net assets		1,130,396

Net assets
Beginning of period		0

End of period		$1,130,396

Undistributed net investment income		$1,802

[1]	For the period from July 1, 2015 (commencement of Fund operations) to August 31, 2015

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target Today Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$10.81	0.06		(0.27)	0.00	0.00	$10.60
Year ended February 28, 2015	$10.85	0.15		0.05	(0.13)	(0.11)	$10.81
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)	$10.85
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)	$10.84
Year ended February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)	$10.86
Year ended February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00	$10.56
Class B
Six months ended August 31, 2015 (unaudited)	$11.29	0.01	[4]	(0.28)	0.00	0.00	$11.02
Year ended February 28, 2015	$11.30	0.06	[4]	0.06	(0.02)	(0.11)	$11.29
Year ended February 28, 2014	$11.26	0.07	[4]	0.14	(0.03)	(0.14)	$11.30
Year ended February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)	$11.26
Year ended February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)	$11.22
Year ended February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00	$10.87
Class C
Six months ended August 31, 2015 (unaudited)	$11.08	0.01	[4]	(0.28)	0.00	0.00	$10.81
Year ended February 28, 2015	$11.11	0.06	[4]	0.06	(0.04)	(0.11)	$11.08
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)	$11.11
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)	$11.09
Year ended February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)	$11.11
Year ended February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00	$10.78
Class R
Six months ended August 31, 2015 (unaudited)	$10.80	0.04		(0.27)	0.00	0.00	$10.57
Year ended February 28, 2015	$10.85	0.11		0.06	(0.11)	(0.11)	$10.80
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)	$10.85
Class R4
Six months ended August 31, 2015 (unaudited)	$11.06	0.07		(0.27)	0.00	0.00	$10.86
Year ended February 28, 2015	$11.10	0.18		0.06	(0.17)	(0.11)	$11.06
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)	$11.10
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)	$11.08
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$11.05	0.08	[4]	(0.28)	0.00	0.00	$10.85
Year ended February 28, 2015	$11.08	0.19		0.08	(0.19)	(0.11)	$11.05
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)	$11.08
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)	$11.07
Year ended February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)	$11.09
Year ended February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00	$10.77
Administrator Class
Six months ended August 31, 2015 (unaudited)	$11.03	0.07		(0.28)	0.00	0.00	$10.82
Year ended February 28, 2015	$11.07	0.16		0.06	(0.15)	(0.11)	$11.03
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)	$11.07
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)	$11.05
Year ended February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)	$11.07
Year ended February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00	$10.75
Investor Class
Six months ended August 31, 2015 (unaudited)	$11.02	0.05	[4]	(0.28)	0.00	0.00	$10.79
Year ended February 28, 2015	$11.05	0.13		0.07	(0.12)	(0.11)	$11.02
Year ended February 28, 2014	$11.04	0.14		0.14	(0.13)	(0.14)	$11.05
Year ended February 28, 2013	$11.05	0.16		0.09	(0.18)	(0.08)	$11.04
Year ended February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)	$11.05
Year ended February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00	$10.74

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	59

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.90%	0.93%	0.79%	(2.04)%	18%	$14,373
1.26%	0.98%	0.81%	1.83%	42%	$15,537
1.29%	1.01%	0.85%	2.67%	40%	$17,467
1.39%	1.08%	0.96%	2.15%	39%	$19,815
1.69%	1.08%	0.96%	5.47%	46%	$21,822
1.82%	1.10%	0.97%	7.56%	51%	$22,862

0.14%	1.61%	1.54%	(2.39)%	18%	$4
0.54%	1.71%	1.56%	1.03%	42%	$11
0.62%	1.76%	1.61%	1.90%	40%	$51
0.66%	1.82%	1.71%	1.39%	39%	$108
0.97%	1.82%	1.70%	4.73%	46%	$242
1.08%	1.85%	1.72%	6.78%	51%	$865

0.15%	1.68%	1.54%	(2.44)%	18%	$3,263
0.51%	1.73%	1.56%	1.09%	42%	$3,471
0.54%	1.76%	1.60%	1.89%	40%	$4,287
0.64%	1.83%	1.71%	1.36%	39%	$4,945
0.94%	1.83%	1.71%	4.81%	46%	$5,100
1.07%	1.85%	1.72%	6.69%	51%	$5,605

0.66%	1.18%	1.04%	(2.13)%	18%	$28
1.01%	1.27%	1.06%	1.53%	42%	$28
1.02%	1.27%	1.06%	4.61%	40%	$26

1.24%	0.61%	0.45%	(1.81)%	18%	$307,546
1.62%	0.65%	0.45%	2.16%	42%	$338,108
1.66%	0.66%	0.45%	3.09%	40%	$367,184
2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

1.39%	0.46%	0.30%	(1.81)%	18%	$245,348
1.77%	0.51%	0.30%	2.41%	42%	$240,044
1.79%	0.57%	0.37%	3.23%	40%	$233,894
1.90%	0.65%	0.45%	2.63%	39%	$671,576
2.20%	0.65%	0.45%	6.09%	46%	$700,645
2.31%	0.66%	0.45%	8.14%	51%	$580,536

1.05%	0.80%	0.65%	(1.90)%	18%	$70,295
1.42%	0.82%	0.65%	1.95%	42%	$99,638
1.45%	0.85%	0.69%	2.87%	40%	$116,854
1.54%	0.92%	0.80%	2.29%	39%	$139,771
1.84%	0.92%	0.80%	5.74%	46%	$121,886
1.99%	0.93%	0.80%	7.70%	51%	$77,216

0.83%	1.00%	0.86%	(2.09)%	18%	$59,474
1.21%	1.04%	0.86%	1.84%	42%	$65,597
1.28%	1.08%	0.86%	2.61%	40%	$72,839
1.48%	1.14%	0.86%	2.32%	39%	$107,673
1.79%	1.15%	0.86%	5.59%	46%	$107,779
1.91%	1.18%	0.86%	7.72%	51%	$86,784

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2010 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$13.16	0.07	[4]	(0.37)	0.00	0.00	$12.86
Year ended February 28, 2015	$13.33	0.18	[4]	0.09	(0.17)	(0.27)	$13.16
Year ended February 28, 2014	$13.30	0.19	[4]	0.31	(0.17)	(0.30)	$13.33
Year ended February 28, 2013	$13.26	0.20	[4]	0.18	(0.21)	(0.13)	$13.30
Year ended February 29, 2012	$12.86	0.21	[4]	0.43	(0.24)	0.00	$13.26
Year ended February 28, 2011	$12.04	0.22	[4]	0.88	(0.28)	0.00	$12.86
Class B
Six months ended August 31, 2015 (unaudited)	$13.38	0.02	[4]	(0.36)	0.00	0.00	$13.04
Year ended February 28, 2015	$13.49	0.09	[4]	0.10	(0.03)	(0.27)	$13.38
Year ended February 28, 2014	$13.43	0.08	[4]	0.32	(0.04)	(0.30)	$13.49
Year ended February 28, 2013	$13.37	0.09	[4]	0.19	(0.09)	(0.13)	$13.43
Year ended February 29, 2012	$12.93	0.12	[4]	0.44	(0.12)	0.00	$13.37
Year ended February 28, 2011	$12.10	0.12	[4]	0.88	(0.17)	0.00	$12.93
Class C
Six months ended August 31, 2015 (unaudited)	$13.36	0.02	[4]	(0.37)	0.00	0.00	$13.01
Year ended February 28, 2015	$13.52	0.09		0.09	(0.07)	(0.27)	$13.36
Year ended February 28, 2014	$13.48	0.09	[4]	0.31	(0.06)	(0.30)	$13.52
Year ended February 28, 2013	$13.44	0.09		0.19	(0.11)	(0.13)	$13.48
Year ended February 29, 2012	$13.03	0.12	[4]	0.43	(0.14)	0.00	$13.44
Year ended February 28, 2011	$12.19	0.12	[4]	0.91	(0.19)	0.00	$13.03
Class R
Six months ended August 31, 2015 (unaudited)	$13.11	0.05		(0.37)	0.00	0.00	$12.79
Year ended February 28, 2015	$13.28	0.15	[4]	0.10	(0.15)	(0.27)	$13.11
Year ended February 28, 2014[5]	$13.08	0.10	[4]	0.58	(0.18)	(0.30)	$13.28
Class R4
Six months ended August 31, 2015 (unaudited)	$13.30	0.09	[4]	(0.38)	0.00	0.00	$13.01
Year ended February 28, 2015	$13.46	0.23	[4]	0.10	(0.22)	(0.27)	$13.30
Year ended February 28, 2014	$13.43	0.24	[4]	0.31	(0.22)	(0.30)	$13.46
Year ended February 28, 2013[6]	$13.56	0.08		0.00 [7]	(0.08)	(0.13)	$13.43
Class R6[8]
Six months ended August 31, 2015 (unaudited)	$13.29	0.10	[4]	(0.38)	0.00	0.00	$13.01
Year ended February 28, 2015	$13.45	0.27		0.08	(0.24)	(0.27)	$13.29
Year ended February 28, 2014	$13.43	0.25	[4]	0.32	(0.25)	(0.30)	$13.45
Year ended February 28, 2013	$13.39	0.26		0.19	(0.28)	(0.13)	$13.43
Year ended February 29, 2012	$12.97	0.28		0.45	(0.31)	0.00	$13.39
Year ended February 28, 2011	$12.15	0.28		0.88	(0.34)	0.00	$12.97
Administrator Class
Six months ended August 31, 2015 (unaudited)	$13.29	0.08	[4]	(0.37)	0.00	0.00	$13.00
Year ended February 28, 2015	$13.46	0.21		0.08	(0.19)	(0.27)	$13.29
Year ended February 28, 2014	$13.42	0.21	[4]	0.32	(0.19)	(0.30)	$13.46
Year ended February 28, 2013	$13.38	0.21	[4]	0.19	(0.23)	(0.13)	$13.42
Year ended February 29, 2012	$12.97	0.24		0.43	(0.26)	0.00	$13.38
Year ended February 28, 2011	$12.14	0.24		0.89	(0.30)	0.00	$12.97
Investor Class
Six months ended August 31, 2015 (unaudited)	$13.26	0.06		(0.37)	0.00	0.00	$12.95
Year ended February 28, 2015	$13.42	0.17		0.11	(0.17)	(0.27)	$13.26
Year ended February 28, 2014	$13.40	0.19	[4]	0.30	(0.17)	(0.30)	$13.42
Year ended February 28, 2013	$13.36	0.20		0.19	(0.22)	(0.13)	$13.40
Year ended February 29, 2012	$12.95	0.23		0.43	(0.25)	0.00	$13.36
Year ended February 28, 2011	$12.12	0.22	[4]	0.90	(0.29)	0.00	$12.95

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	Amount is less than $0.005.

[8]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.07%	0.94%	0.81%	(2.28)%	18%	$23,741
1.36%	0.99%	0.83%	2.11%	41%	$26,753
1.39%	1.02%	0.87%	3.87%	40%	$32,012
1.39%	1.08%	0.99%	2.92%	37%	$36,462
1.63%	1.08%	0.99%	5.05%	43%	$39,691
1.72%	1.10%	1.00%	9.24%	47%	$42,615

0.29%	1.59%	1.54%	(2.54)%	18%	$32
0.69%	1.74%	1.58%	1.42%	41%	$11
0.62%	1.77%	1.63%	3.05%	40%	$118
0.67%	1.83%	1.74%	2.12%	37%	$341
0.90%	1.83%	1.74%	4.35%	43%	$748
0.98%	1.85%	1.75%	8.45%	47%	$1,542

0.32%	1.69%	1.56%	(2.62)%	18%	$2,154
0.61%	1.75%	1.58%	1.39%	41%	$2,781
0.64%	1.77%	1.62%	3.07%	40%	$2,952
0.64%	1.83%	1.74%	2.10%	37%	$3,269
0.88%	1.83%	1.74%	4.28%	43%	$3,323
0.96%	1.85%	1.75%	8.48%	47%	$3,114

0.81%	1.20%	1.06%	(2.44)%	18%	$52
1.09%	1.27%	1.08%	1.92%	41%	$53
1.18%	1.29%	1.08%	5.36%	40%	$26

1.41%	0.63%	0.47%	(2.18)%	18%	$119,093
1.73%	0.66%	0.47%	2.55%	41%	$148,668
1.79%	0.67%	0.47%	4.24%	40%	$199,432
2.03%	0.75%	0.47%	0.63%	37%	$5,555

1.55%	0.48%	0.32%	(2.11)%	18%	$213,228
1.88%	0.51%	0.32%	2.71%	41%	$184,812
1.89%	0.57%	0.38%	4.35%	40%	$242,218
1.91%	0.65%	0.48%	3.43%	37%	$486,113
2.14%	0.65%	0.48%	5.61%	43%	$563,343
2.23%	0.66%	0.48%	9.90%	47%	$455,447

1.22%	0.81%	0.67%	(2.18)%	18%	$107,601
1.53%	0.83%	0.67%	2.26%	41%	$168,185
1.55%	0.86%	0.71%	4.08%	40%	$201,159
1.54%	0.92%	0.83%	3.08%	37%	$241,045
1.79%	0.92%	0.83%	5.25%	43%	$190,863
1.88%	0.93%	0.83%	9.44%	47%	$191,943

1.00%	1.02%	0.88%	(2.34)%	18%	$53,278
1.31%	1.06%	0.88%	2.14%	41%	$59,927
1.39%	1.08%	0.88%	3.78%	40%	$60,396
1.49%	1.14%	0.89%	3.01%	37%	$64,141
1.73%	1.15%	0.89%	5.21%	43%	$61,766
1.79%	1.18%	0.89%	9.40%	47%	$53,646

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2015 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$10.40	0.07		(0.36)	(0.05)	0.00	$10.06
Year ended February 28, 2015	$10.38	0.15		0.13	(0.14)	(0.12)	$10.40
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)	$10.38
Year ended February 28, 2013[5]	$10.11	0.03	[4]	0.13	(0.04)	(0.10)	$10.13
Class R
Six months ended August 31, 2015 (unaudited)	$10.55	0.06		(0.38)	(0.04)	0.00	$10.19
Year ended February 28, 2015	$10.52	0.12		0.14	(0.11)	(0.12)	$10.55
Year ended February 28, 2014[6]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)	$10.52
Class R4
Six months ended August 31, 2015 (unaudited)	$10.43	0.09		(0.37)	(0.05)	0.00	$10.10
Year ended February 28, 2015	$10.40	0.18		0.14	(0.17)	(0.12)	$10.43
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)	$10.40
Year ended February 28, 2013[5]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)	$10.14
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$10.42	0.10		(0.37)	(0.06)	0.00	$10.09
Year ended February 28, 2015	$10.39	0.20		0.14	(0.19)	(0.12)	$10.42
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)	$10.39
Year ended February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)	$10.13
Year ended February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)	$9.98
Year ended February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)	$9.81
Administrator Class
Six months ended August 31, 2015 (unaudited)	$10.55	0.08		(0.37)	(0.05)	0.00	$10.21
Year ended February 28, 2015	$10.52	0.17		0.14	(0.15)	(0.12)	$10.55
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)	$10.52
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)	$10.24
Year ended February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)	$10.10
Year ended February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)	$9.92
Investor Class
Six months ended August 31, 2015 (unaudited)	$10.56	0.07	[4]	(0.38)	(0.04)	0.00	$10.21
Year ended February 28, 2015	$10.53	0.15		0.13	(0.13)	(0.12)	$10.56
Year ended February 28, 2014	$10.26	0.14	[4]	0.41	(0.12)	(0.16)	$10.53
Year ended February 28, 2013	$10.11	0.14		0.27	(0.16)	(0.10)	$10.26
Year ended February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)	$10.11
Year ended February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)	$9.93

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.45%	0.93%	0.82%	(2.82)%	18%	$2,174
1.39%	0.99%	0.84%	2.75%	39%	$1,947
1.45%	0.99%	0.84%	5.56%	38%	$332
1.28%	1.05%	0.84%	1.60%	35%	$10

1.21%	1.18%	1.07%	(3.03)%	18%	$49
1.16%	1.25%	1.09%	2.51%	39%	$50
1.14%	1.26%	1.09%	6.51%	38%	$27

1.81%	0.62%	0.48%	(2.67)%	18%	$142,456
1.78%	0.66%	0.48%	3.15%	39%	$180,101
1.76%	0.66%	0.48%	5.90%	38%	$189,078
1.90%	0.75%	0.48%	1.72%	35%	$2,614

1.94%	0.47%	0.33%	(2.64)%	18%	$401,856
1.92%	0.51%	0.33%	3.31%	39%	$420,676
1.88%	0.55%	0.38%	6.04%	38%	$437,620
1.87%	0.65%	0.49%	4.56%	35%	$613,945
2.05%	0.65%	0.49%	5.06%	40%	$536,453
2.11%	0.66%	0.49%	11.68%	44%	$387,146

1.52%	0.80%	0.68%	(2.78)%	18%	$140,309
1.57%	0.83%	0.68%	2.91%	39%	$188,412
1.54%	0.85%	0.72%	5.79%	38%	$211,930
1.47%	0.92%	0.84%	4.06%	35%	$194,125
1.70%	0.92%	0.84%	4.74%	40%	$84,759
1.76%	0.93%	0.84%	11.28%	44%	$61,227

1.38%	1.01%	0.89%	(2.91)%	18%	$93,236
1.37%	1.05%	0.89%	2.68%	39%	$107,906
1.36%	1.08%	0.89%	5.49%	38%	$122,400
1.46%	1.14%	0.90%	4.08%	35%	$200,596
1.65%	1.15%	0.90%	4.67%	40%	$165,774
1.69%	1.18%	0.90%	11.22%	44%	$142,622

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2020 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$15.24	0.12		(0.64)	(0.04)	0.00	$14.68
Year ended February 28, 2015	$15.14	0.20	[4]	0.33	(0.18)	(0.25)	$15.24
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)	$15.14
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)	$14.53
Year ended February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)	$14.25
Year ended February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00	$13.97
Class B
Six months ended August 31, 2015 (unaudited)	$15.25	0.05		(0.61)	(0.02)	0.00	$14.67
Year ended February 28, 2015	$15.13	0.09	[4]	0.32	(0.04)	(0.25)	$15.25
Year ended February 28, 2014	$14.47	0.08	[4]	0.97	0.00	(0.39)	$15.13
Year ended February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)	$14.47
Year ended February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)	$14.16
Year ended February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00	$13.85
Class C
Six months ended August 31, 2015 (unaudited)	$15.16	0.05		(0.61)	(0.02)	0.00	$14.58
Year ended February 28, 2015	$15.08	0.09		0.32	(0.08)	(0.25)	$15.16
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)	$15.08
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)	$14.49
Year ended February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)	$14.20
Year ended February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00	$13.93
Class R
Six months ended August 31, 2015 (unaudited)	$15.18	0.09	[4]	(0.62)	(0.04)	0.00	$14.61
Year ended February 28, 2015	$15.10	0.15	[4]	0.34	(0.16)	(0.25)	$15.18
Year ended February 28, 2014[5]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)	$15.10
Class R4
Six months ended August 31, 2015 (unaudited)	$15.50	0.14		(0.64)	(0.05)	0.00	$14.95
Year ended February 28, 2015	$15.40	0.26		0.33	(0.24)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)	$15.40
Year ended February 28, 2013[6]	$14.66	0.09		0.31	(0.08)	(0.21)	$14.77
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$15.50	0.15		(0.64)	(0.06)	0.00	$14.95
Year ended February 28, 2015	$15.40	0.28		0.33	(0.26)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)	$15.40
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)	$14.77
Year ended February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)	$14.47
Year ended February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00	$14.19
Administrator Class
Six months ended August 31, 2015 (unaudited)	$15.46	0.12		(0.64)	(0.04)	0.00	$14.90
Year ended February 28, 2015	$15.36	0.23		0.33	(0.21)	(0.25)	$15.46
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)	$15.36
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)	$14.73
Year ended February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)	$14.44
Year ended February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00	$14.15
Investor Class
Six months ended August 31, 2015 (unaudited)	$15.44	0.11		(0.64)	(0.04)	0.00	$14.87
Year ended February 28, 2015	$15.34	0.20		0.33	(0.18)	(0.25)	$15.44
Year ended February 28, 2014	$14.72	0.20		0.98	(0.17)	(0.39)	$15.34
Year ended February 28, 2013	$14.43	0.21		0.51	(0.22)	(0.21)	$14.72
Year ended February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)	$14.43
Year ended February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00	$14.14

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	65

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.49%	0.91%	0.84%	(3.42)%	16%	$60,671
1.34%	0.95%	0.86%	3.57%	36%	$64,808
1.32%	0.98%	0.90%	8.16%	35%	$75,871
1.36%	1.06%	1.01%	5.00%	32%	$74,720
1.45%	1.05%	1.01%	3.97%	35%	$74,955
1.46%	1.08%	1.02%	13.41%	39%	$77,784

0.74%	1.66%	1.59%	(3.71)%	16%	$92
0.61%	1.70%	1.61%	2.74%	36%	$108
0.58%	1.74%	1.66%	7.34%	35%	$238
0.63%	1.81%	1.76%	4.27%	32%	$599
0.78%	1.80%	1.76%	3.11%	35%	$1,048
0.73%	1.83%	1.77%	12.57%	39%	$2,428

0.74%	1.66%	1.59%	(3.71)%	16%	$5,341
0.59%	1.70%	1.61%	2.71%	36%	$5,509
0.57%	1.73%	1.65%	7.36%	35%	$5,208
0.61%	1.81%	1.76%	4.28%	32%	$4,514
0.68%	1.81%	1.76%	3.14%	35%	$4,600
0.70%	1.83%	1.77%	12.65%	39%	$3,922

1.25%	1.18%	1.10%	(3.50)%	16%	$399
1.00%	1.21%	1.11%	3.30%	36%	$744
1.07%	1.24%	1.11%	8.37%	35%	$27

1.83%	0.60%	0.50%	(3.23)%	16%	$666,723
1.70%	0.62%	0.50%	3.89%	36%	$772,604
1.70%	0.63%	0.50%	8.58%	35%	$803,141
1.72%	0.73%	0.50%	2.79%	32%	$23,050

1.98%	0.45%	0.35%	(3.20)%	16%	$1,166,986
1.85%	0.47%	0.35%	4.04%	36%	$1,114,670
1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
1.95%	0.63%	0.50%	4.47%	35%	$1,540,045
1.96%	0.64%	0.50%	14.03%	39%	$1,250,249

1.63%	0.78%	0.70%	(3.34)%	16%	$579,685
1.50%	0.79%	0.70%	3.69%	36%	$670,893
1.52%	0.82%	0.74%	8.35%	35%	$746,910
1.47%	0.90%	0.85%	5.19%	32%	$688,261
1.63%	0.90%	0.85%	4.17%	35%	$468,494
1.62%	0.91%	0.85%	13.60%	39%	$439,314

1.42%	0.99%	0.91%	(3.46)%	16%	$189,883
1.29%	1.01%	0.91%	3.49%	36%	$203,041
1.35%	1.04%	0.91%	8.14%	35%	$193,249
1.43%	1.12%	0.91%	5.12%	32%	$173,813
1.54%	1.13%	0.91%	4.12%	35%	$144,478
1.53%	1.15%	0.91%	13.56%	39%	$119,297

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2025 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$10.69	0.08		(0.51)	(0.05)	0.00	$10.21
Year ended February 28, 2015	$10.56	0.13		0.33	(0.13)	(0.20)	$10.69
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)	$10.56
Year ended February 28, 2013[4]	$9.83	0.04		0.33	(0.05)	(0.20)	$9.95
Class R
Six months ended August 31, 2015 (unaudited)	$10.71	0.07		(0.51)	(0.04)	0.00	$10.23
Year ended February 28, 2015	$10.57	0.11		0.33	(0.10)	(0.20)	$10.71
Year ended February 28, 2014[5]	$9.95	0.07		0.94	(0.06)	(0.33)	$10.57
Class R4
Six months ended August 31, 2015 (unaudited)	$10.72	0.10		(0.51)	(0.06)	0.00	$10.25
Year ended February 28, 2015	$10.58	0.17		0.33	(0.16)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)	$10.58
Year ended February 28, 2013[4]	$9.83	0.06		0.33	(0.05)	(0.20)	$9.97
Class R6[6]
Six months ended August 31, 2015 (unaudited)	$10.71	0.10		(0.50)	(0.07)	0.00	$10.24
Year ended February 28, 2015	$10.57	0.19		0.33	(0.18)	(0.20)	$10.71
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)	$10.57
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)	$9.96
Year ended February 29, 2012	$9.79	0.17	[7]	0.16	(0.18)	(0.23)	$9.71
Year ended February 28, 2011	$8.68	0.16		1.26	(0.19)	(0.12)	$9.79
Administrator Class
Six months ended August 31, 2015 (unaudited)	$10.74	0.09		(0.52)	(0.05)	0.00	$10.26
Year ended February 28, 2015	$10.60	0.15		0.33	(0.14)	(0.20)	$10.74
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)	$10.60
Year ended February 28, 2013	$9.74	0.14	[7]	0.45	(0.15)	(0.20)	$9.98
Year ended February 29, 2012	$9.81	0.14	[7]	0.17	(0.15)	(0.23)	$9.74
Year ended February 28, 2011	$8.69	0.13	[7]	1.26	(0.15)	(0.12)	$9.81
Investor Class
Six months ended August 31, 2015 (unaudited)	$10.72	0.07		(0.50)	(0.04)	0.00	$10.25
Year ended February 28, 2015	$10.59	0.13		0.32	(0.12)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.11		0.96	(0.12)	(0.33)	$10.59
Year ended February 28, 2013	$9.72	0.14		0.46	(0.15)	(0.20)	$9.97
Year ended February 29, 2012	$9.80	0.14	[7]	0.15	(0.14)	(0.23)	$9.72
Year ended February 28, 2011	$8.68	0.13	[7]	1.25	(0.14)	(0.12)	$9.80

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	On June 1, 2013, Institutional Class was renamed Class R6.

[7]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	67

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.47%	0.91%	0.84%	(4.06)%	14%	$5,217
1.25%	0.96%	0.86%	4.46%	31%	$3,193
1.28%	0.97%	0.86%	10.99%	32%	$1,379
1.01%	1.06%	0.86%	3.92%	28%	$159

1.22%	1.17%	1.09%	(4.15)%	14%	$871
0.85%	1.21%	1.11%	4.24%	31%	$1,032
0.96%	1.22%	1.11%	10.27%	32%	$28

1.82%	0.60%	0.50%	(3.83)%	14%	$301,117
1.65%	0.63%	0.50%	4.87%	31%	$379,384
1.60%	0.63%	0.50%	11.29%	32%	$354,137
1.51%	0.73%	0.50%	4.13%	28%	$4,210

1.97%	0.45%	0.35%	(3.77)%	14%	$1,481,313
1.79%	0.48%	0.35%	5.03%	31%	$1,481,264
1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
1.83%	0.64%	0.50%	16.75%	33%	$1,290,513

1.62%	0.78%	0.70%	(4.01)%	14%	$319,611
1.45%	0.80%	0.70%	4.65%	31%	$350,823
1.43%	0.82%	0.74%	11.11%	32%	$354,050
1.42%	0.90%	0.85%	6.27%	28%	$271,593
1.47%	0.91%	0.85%	3.49%	31%	$111,673
1.46%	0.91%	0.85%	16.32%	33%	$69,590

1.41%	0.99%	0.91%	(4.02)%	14%	$222,661
1.24%	1.02%	0.91%	4.35%	31%	$244,299
1.28%	1.05%	0.91%	10.91%	32%	$236,714
1.41%	1.12%	0.91%	6.31%	28%	$377,357
1.42%	1.14%	0.91%	3.32%	31%	$300,434
1.39%	1.15%	0.91%	16.22%	33%	$256,544

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2030 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$16.97	0.12	[4]	(0.90)	(0.08)	0.00	$16.11
Year ended February 28, 2015	$16.61	0.22		0.67	(0.19)	(0.34)	$16.97
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)	$16.61
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)	$15.31
Year ended February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)	$14.74
Year ended February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00	$14.81
Class B
Six months ended August 31, 2015 (unaudited)	$16.75	0.06	[4]	(0.89)	(0.02)	0.00	$15.90
Year ended February 28, 2015	$16.36	0.09	[4]	0.66	(0.02)	(0.34)	$16.75
Year ended February 28, 2014	$15.08	0.08	[4]	1.80	(0.06)	(0.54)	$16.36
Year ended February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)	$15.08
Year ended February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)	$14.49
Year ended February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00	$14.53
Class C
Six months ended August 31, 2015 (unaudited)	$16.58	0.06		(0.89)	(0.02)	0.00	$15.73
Year ended February 28, 2015	$16.25	0.08		0.67	(0.08)	(0.34)	$16.58
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)	$16.25
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)	$15.00
Year ended February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)	$14.45
Year ended February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00	$14.53
Class R
Six months ended August 31, 2015 (unaudited)	$16.95	0.09	[4]	(0.89)	(0.07)	0.00	$16.08
Year ended February 28, 2015	$16.61	0.13		0.71	(0.16)	(0.34)	$16.95
Year ended February 28, 2014[5]	$15.39	0.10		1.75	(0.09)	(0.54)	$16.61
Class R4
Six months ended August 31, 2015 (unaudited)	$17.20	0.15		(0.91)	(0.10)	0.00	$16.34
Year ended February 28, 2015	$16.83	0.26		0.70	(0.25)	(0.34)	$17.20
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)	$16.83
Year ended February 28, 2013[6]	$15.07	0.08		0.71	(0.08)	(0.28)	$15.50
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$17.19	0.16		(0.92)	(0.11)	0.00	$16.32
Year ended February 28, 2015	$16.81	0.28		0.72	(0.28)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.29	[4]	1.84	(0.27)	(0.54)	$16.81
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)	$14.91
Year ended February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00	$14.98
Administrator Class
Six months ended August 31, 2015 (unaudited)	$17.19	0.14		(0.92)	(0.09)	0.00	$16.32
Year ended February 28, 2015	$16.82	0.23		0.70	(0.22)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)	$16.82
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)	$14.91
Year ended February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00	$14.98
Investor Class
Six months ended August 31, 2015 (unaudited)	$17.14	0.12		(0.92)	(0.07)	0.00	$16.27
Year ended February 28, 2015	$16.77	0.20		0.70	(0.19)	(0.34)	$17.14
Year ended February 28, 2014	$15.46	0.20		1.84	(0.19)	(0.54)	$16.77
Year ended February 28, 2013	$14.88	0.21		0.87	(0.22)	(0.28)	$15.46
Year ended February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)	$14.88
Year ended February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00	$14.95

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	69

Ratio to average net assets (annualized)				Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]		Gross expenses[1]	Net expenses[1]

1.45%		0.91%	0.85%	(4.65)%	12%	$58,300
1.22%		0.95%	0.87%	5.44%	26%	$60,747
1.22%		0.98%	0.91%	13.52%	29%	$65,634
1.29%		1.06%	1.02%	7.28%	25%	$60,857
1.21%		1.06%	1.02%	2.27%	26%	$60,087
1.15%		1.09%	1.03%	18.71%	28%	$62,209

0.77%		1.66%	1.60%	(4.98)%	12%	$115
0.53%		1.70%	1.62%	4.64%	26%	$117
0.50%		1.74%	1.67%	12.65%	29%	$290
0.57%		1.81%	1.77%	6.54%	25%	$463
0.50%		1.81%	1.77%	1.43%	26%	$872
0.42%		1.84%	1.78%	17.88%	28%	$1,962

0.69%		1.66%	1.60%	(5.01)%	12%	$4,899
0.45%		1.70%	1.62%	4.67%	26%	$5,020
0.47%		1.73%	1.66%	12.64%	29%	$4,097
0.53%		1.82%	1.77%	6.52%	25%	$3,465
0.45%		1.82%	1.77%	1.47%	26%	$3,120
0.38%		1.84%	1.78%	17.80%	28%	$2,456

1.18%		1.15%	1.10%	(4.74)%	12%	$866
0.72	[4]%	1.22%	1.12%	5.15%	26%	$603
0.87%		1.22%	1.12%	12.19%	29%	$28

1.80%		0.60%	0.51%	(4.49)%	12%	$790,091
1.57%		0.62%	0.51%	5.82%	26%	$897,425
1.53%		0.63%	0.51%	13.99%	29%	$850,913
1.35%		0.73%	0.51%	5.34%	25%	$19,568

1.94%		0.45%	0.36%	(4.43)%	12%	$1,300,645
1.72%		0.47%	0.36%	6.04%	26%	$1,185,077
1.76%		0.53%	0.41%	14.08%	29%	$1,049,122
1.80%		0.64%	0.51%	7.82%	25%	$1,478,163
1.71%		0.64%	0.51%	2.78%	26%	$1,335,729
1.65%		0.65%	0.51%	19.35%	28%	$1,048,222

1.56%		0.78%	0.71%	(4.58)%	12%	$547,676
1.38%		0.79%	0.71%	5.61%	26%	$643,336
1.38%		0.82%	0.75%	13.74%	29%	$685,421
1.43%		0.91%	0.86%	7.46%	25%	$572,735
1.37%		0.91%	0.86%	2.41%	26%	$395,067
1.30%		0.92%	0.86%	18.85%	28%	$373,853

1.38%		0.99%	0.92%	(4.69)%	12%	$199,128
1.16%		1.01%	0.92%	5.42%	26%	$216,398
1.21%		1.04%	0.92%	13.47%	29%	$201,506
1.38%		1.13%	0.92%	7.41%	25%	$158,551
1.30%		1.14%	0.92%	2.36%	26%	$124,145
1.21%		1.17%	0.92%	18.84%	28%	$99,234

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2035 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$11.32	0.08		(0.69)	(0.06)	0.00	$10.65
Year ended February 28, 2015	$11.02	0.12		0.56	(0.13)	(0.25)	$11.32
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)	$11.02
Year ended February 28, 2013[4]	$9.60	0.02	[5]	0.58	(0.05)	(0.16)	$9.99
Class R
Six months ended August 31, 2015 (unaudited)	$11.39	0.07		(0.70)	(0.04)	0.00	$10.72
Year ended February 28, 2015	$11.09	0.10		0.55	(0.10)	(0.25)	$11.39
Year ended February 28, 2014[6]	$10.16	0.06	[5]	1.32	(0.06)	(0.39)	$11.09
Class R4
Six months ended August 31, 2015 (unaudited)	$11.33	0.10		(0.69)	(0.07)	0.00	$10.67
Year ended February 28, 2015	$11.03	0.17		0.54	(0.16)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)	$11.03
Year ended February 28, 2013[4]	$9.60	0.03	[5]	0.57	(0.05)	(0.16)	$9.99
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$11.33	0.12		(0.70)	(0.08)	0.00	$10.67
Year ended February 28, 2015	$11.03	0.18		0.55	(0.18)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)	$11.03
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)	$9.99
Year ended February 29, 2012	$9.61	0.15	[5]	0.02	(0.14)	(0.14)	$9.50
Year ended February 28, 2011	$8.19	0.13		1.58	(0.16)	(0.13)	$9.61
Administrator Class
Six months ended August 31, 2015 (unaudited)	$11.37	0.09		(0.70)	(0.06)	0.00	$10.70
Year ended February 28, 2015	$11.06	0.15		0.55	(0.14)	(0.25)	$11.37
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)	$11.06
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)	$10.02
Year ended February 29, 2012	$9.65	0.12	[5]	0.01	(0.11)	(0.14)	$9.53
Year ended February 28, 2011	$8.22	0.10		1.59	(0.13)	(0.13)	$9.65
Investor Class
Six months ended August 31, 2015 (unaudited)	$11.41	0.08		(0.70)	(0.05)	0.00	$10.74
Year ended February 28, 2015	$11.10	0.12		0.56	(0.12)	(0.25)	$11.41
Year ended February 28, 2014	$10.05	0.13		1.43	(0.12)	(0.39)	$11.10
Year ended February 28, 2013	$9.56	0.13		0.65	(0.13)	(0.16)	$10.05
Year ended February 29, 2012	$9.67	0.11	[5]	0.02	(0.10)	(0.14)	$9.56
Year ended February 28, 2011	$8.24	0.10		1.58	(0.12)	(0.13)	$9.67

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	71

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.39%	0.92%	0.86%	(5.43)%	10%	$4,234
1.05%	0.97%	0.88%	6.33%	22%	$1,677
1.11%	0.98%	0.88%	15.82%	26%	$532
1.04%	1.07%	0.88%	6.36%	22%	$41

1.17%	1.17%	1.11%	(5.55)%	10%	$36
0.90%	1.23%	1.13%	5.97%	22%	$36
0.79%	1.26%	1.13%	13.76%	26%	$28

1.77%	0.61%	0.52%	(5.23)%	10%	$250,377
1.51%	0.64%	0.52%	6.63%	22%	$329,135
1.45%	0.65%	0.52%	16.28%	26%	$297,612
1.30%	0.75%	0.52%	6.38%	22%	$1,940

1.92%	0.46%	0.37%	(5.17)%	10%	$745,788
1.65%	0.49%	0.37%	6.79%	22%	$674,926
1.71%	0.55%	0.41%	16.41%	26%	$570,482
1.76%	0.66%	0.52%	8.86%	22%	$648,345
1.60%	0.66%	0.52%	1.96%	22%	$481,784
1.52%	0.68%	0.52%	21.21%	24%	$338,577

1.57%	0.79%	0.72%	(5.39)%	10%	$202,298
1.31%	0.81%	0.72%	6.50%	22%	$227,265
1.33%	0.85%	0.75%	15.96%	26%	$236,217
1.36%	0.93%	0.87%	8.48%	22%	$172,860
1.26%	0.93%	0.87%	1.55%	22%	$77,039
1.17%	0.94%	0.87%	20.87%	24%	$50,226

1.36%	1.00%	0.93%	(5.46)%	10%	$187,567
1.10%	1.03%	0.93%	6.25%	22%	$204,584
1.21%	1.08%	0.93%	15.77%	26%	$193,717
1.35%	1.15%	0.93%	8.38%	22%	$310,066
1.21%	1.16%	0.93%	1.60%	22%	$244,138
1.09%	1.19%	0.93%	20.74%	24%	$204,364

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2040 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$19.53	0.14		(1.31)	(0.10)	0.00	$18.26
Year ended February 28, 2015	$18.90	0.22		1.08	(0.21)	(0.46)	$19.53
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)	$18.90
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)	$16.92
Year ended February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)	$16.07
Year ended February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00	$16.40
Class B
Six months ended August 31, 2015 (unaudited)	$18.68	0.06	[4]	(1.26)	(0.04)	0.00	$17.44
Year ended February 28, 2015	$18.06	0.09	[4]	1.01	(0.02)	(0.46)	$18.68
Year ended February 28, 2014	$16.18	0.07	[4]	2.59	(0.05)	(0.73)	$18.06
Year ended February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)	$16.18
Year ended February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)	$15.36
Year ended February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00	$15.67
Class C
Six months ended August 31, 2015 (unaudited)	$18.38	0.06		(1.23)	(0.04)	0.00	$17.17
Year ended February 28, 2015	$17.85	0.06	[4]	1.02	(0.09)	(0.46)	$18.38
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)	$17.85
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)	$16.03
Year ended February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)	$15.26
Year ended February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00	$15.60
Class R
Six months ended August 31, 2015 (unaudited)	$19.51	0.10		(1.30)	(0.10)	0.00	$18.21
Year ended February 28, 2015	$18.90	0.14	[4]	1.11	(0.18)	(0.46)	$19.51
Year ended February 28, 2014[5]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)	$18.90
Class R4
Six months ended August 31, 2015 (unaudited)	$19.93	0.17		(1.33)	(0.13)	0.00	$18.64
Year ended February 28, 2015	$19.28	0.29		1.10	(0.28)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.27		2.78	(0.28)	(0.73)	$19.28
Year ended February 28, 2013[6]	$16.52	0.09		1.06	(0.09)	(0.34)	$17.24
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$19.93	0.17		(1.32)	(0.14)	0.00	$18.64
Year ended February 28, 2015	$19.27	0.30		1.13	(0.31)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.31		2.75	(0.30)	(0.73)	$19.27
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)	$17.24
Year ended February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)	$16.37
Year ended February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00	$16.69
Administrator Class
Six months ended August 31, 2015 (unaudited)	$19.89	0.16		(1.34)	(0.11)	0.00	$18.60
Year ended February 28, 2015	$19.25	0.25		1.09	(0.24)	(0.46)	$19.89
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)	$19.25
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)	$17.21
Year ended February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)	$16.34
Year ended February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00	$16.67
Investor Class
Six months ended August 31, 2015 (unaudited)	$19.85	0.13		(1.33)	(0.09)	0.00	$18.56
Year ended February 28, 2015	$19.21	0.20		1.10	(0.20)	(0.46)	$19.85
Year ended February 28, 2014	$17.19	0.21		2.75	(0.21)	(0.73)	$19.21
Year ended February 28, 2013	$16.32	0.22		1.22	(0.23)	(0.34)	$17.19
Year ended February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)	$16.32
Year ended February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00	$16.65

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.41%	0.92%	0.86%	(6.04)%	8%	$102,731
1.11%	0.96%	0.88%	7.01%	18%	$111,874
1.15%	0.99%	0.92%	17.54%	25%	$114,233
1.25%	1.08%	1.03%	8.99%	20%	$104,836
1.06%	1.08%	1.03%	0.85%	20%	$103,841
0.95%	1.10%	1.04%	21.98%	21%	$113,494

0.64%	1.66%	1.61%	(6.43)%	8%	$105
0.49%	1.70%	1.63%	6.20%	18%	$87
0.42%	1.75%	1.68%	16.63%	25%	$344
0.54%	1.83%	1.78%	8.15%	20%	$747
0.34%	1.83%	1.78%	0.12%	20%	$1,564
0.23%	1.86%	1.79%	21.08%	21%	$2,863

0.66%	1.67%	1.61%	(6.39)%	8%	$5,478
0.34%	1.71%	1.63%	6.15%	18%	$5,747
0.40%	1.74%	1.67%	16.68%	25%	$4,813
0.50%	1.83%	1.78%	8.18%	20%	$4,040
0.30%	1.83%	1.78%	0.14%	20%	$3,623
0.19%	1.85%	1.79%	21.08%	21%	$3,038

1.08%	1.15%	1.11%	(6.17)%	8%	$287
0.72%	1.23%	1.13%	6.71%	18%	$137
0.75%	1.24%	1.13%	14.96%	25%	$29

1.76%	0.61%	0.52%	(5.87)%	8%	$589,184
1.47%	0.63%	0.52%	7.35%	18%	$678,944
1.42%	0.64%	0.52%	18.02%	25%	$635,241
1.12%	0.75%	0.52%	7.13%	20%	$13,651

1.90%	0.46%	0.37%	(5.81)%	8%	$954,182
1.61%	0.48%	0.37%	7.57%	18%	$872,914
1.70%	0.54%	0.42%	18.14%	25%	$724,856
1.76%	0.65%	0.52%	9.50%	20%	$993,528
1.55%	0.65%	0.52%	1.37%	20%	$846,499
1.44%	0.67%	0.52%	22.66%	21%	$654,804

1.56%	0.79%	0.72%	(5.97)%	8%	$370,660
1.27%	0.80%	0.72%	7.10%	18%	$427,789
1.30%	0.83%	0.76%	17.79%	25%	$452,487
1.39%	0.92%	0.87%	9.14%	20%	$360,567
1.22%	0.92%	0.87%	1.00%	20%	$256,378
1.11%	0.94%	0.87%	22.21%	21%	$260,524

1.34%	1.00%	0.93%	(6.07)%	8%	$126,966
1.05%	1.02%	0.93%	6.91%	18%	$137,770
1.13%	1.05%	0.93%	17.53%	25%	$119,774
1.33%	1.14%	0.93%	9.10%	20%	$86,745
1.14%	1.15%	0.93%	0.96%	20%	$64,452
1.01%	1.18%	0.93%	22.10%	21%	$48,906

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2045 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$11.85	0.08	[4]	(0.84)	(0.07)	0.00	$11.02
Year ended February 28, 2015	$11.43	0.11	[4]	0.72	(0.13)	(0.28)	$11.85
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)	$11.43
Year ended February 28, 2013[5]	$9.64	0.03		0.68	(0.05)	(0.13)	$10.17
Class R
Six months ended August 31, 2015 (unaudited)	$11.97	0.07		(0.85)	(0.05)	0.00	$11.14
Year ended February 28, 2015	$11.54	0.10		0.71	(0.10)	(0.28)	$11.97
Year ended February 28, 2014[6]	$10.45	0.05		1.55	(0.06)	(0.45)	$11.54
Class R4
Six months ended August 31, 2015 (unaudited)	$11.89	0.10		(0.84)	(0.08)	0.00	$11.07
Year ended February 28, 2015	$11.46	0.17		0.71	(0.17)	(0.28)	$11.89
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)	$11.46
Year ended February 28, 2013[5]	$9.64	0.06		0.66	(0.05)	(0.13)	$10.18
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$11.87	0.11		(0.84)	(0.09)	0.00	$11.05
Year ended February 28, 2015	$11.44	0.18		0.71	(0.18)	(0.28)	$11.87
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)	$11.44
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)	$10.17
Year ended February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)	$9.55
Year ended February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)	$9.62
Administrator Class
Six months ended August 31, 2015 (unaudited)	$11.94	0.09		(0.84)	(0.07)	0.00	$11.12
Year ended February 28, 2015	$11.51	0.14		0.71	(0.14)	(0.28)	$11.94
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)	$11.51
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)	$10.23
Year ended February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)	$9.59
Year ended February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)	$9.66
Investor Class
Six months ended August 31, 2015 (unaudited)	$11.98	0.08		(0.85)	(0.06)	0.00	$11.15
Year ended February 28, 2015	$11.55	0.12		0.71	(0.12)	(0.28)	$11.98
Year ended February 28, 2014	$10.26	0.13		1.73	(0.12)	(0.45)	$11.55
Year ended February 28, 2013	$9.62	0.12		0.77	(0.12)	(0.13)	$10.26
Year ended February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)	$9.62
Year ended February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)	$9.69

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	75

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.35%	0.94%	0.86%	(6.48)%	6%	$3,647
0.96%	0.99%	0.88%	7.41%	16%	$793
1.09%	1.01%	0.88%	18.54%	24%	$167
1.08%	1.10%	0.88%	7.41%	19%	$13

1.15%	1.19%	1.11%	(6.58)%	6%	$30
0.83%	1.25%	1.13%	7.11%	16%	$31
0.68%	1.30%	1.13%	15.52%	24%	$29

1.75%	0.63%	0.52%	(6.29)%	6%	$139,591
1.44%	0.66%	0.52%	7.79%	16%	$199,015
1.39%	0.68%	0.52%	18.99%	24%	$174,582
1.29%	0.78%	0.52%	7.55%	19%	$1,246

1.89%	0.48%	0.37%	(6.23)%	6%	$424,152
1.58%	0.51%	0.37%	7.96%	16%	$367,164
1.67%	0.57%	0.42%	19.07%	24%	$291,293
1.74%	0.69%	0.52%	9.85%	19%	$324,476
1.51%	0.67%	0.52%	1.16%	19%	$215,067
1.26%	0.70%	0.52%	23.08%	20%	$141,871

1.54%	0.81%	0.72%	(6.34)%	6%	$120,895
1.24%	0.83%	0.72%	7.54%	16%	$130,175
1.28%	0.87%	0.75%	18.65%	24%	$126,533
1.35%	0.96%	0.87%	9.49%	19%	$85,590
1.18%	0.94%	0.87%	0.85%	19%	$39,964
1.02%	0.97%	0.87%	22.56%	20%	$27,698

1.34%	1.02%	0.93%	(6.49)%	6%	$105,041
1.04%	1.05%	0.93%	7.29%	16%	$113,889
1.18%	1.10%	0.93%	18.44%	24%	$110,633
1.32%	1.18%	0.93%	9.39%	19%	$178,137
1.12%	1.17%	0.93%	0.80%	19%	$115,546
0.98%	1.21%	0.93%	22.58%	20%	$84,881

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2050 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$11.34	0.08	[4]	(0.82)	(0.06)	0.00	$10.54
Year ended February 28, 2015	$10.93	0.11		0.69	(0.13)	(0.26)	$11.34
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)	$10.93
Year ended February 28, 2013[5]	$9.29	0.03		0.65	(0.05)	(0.20)	$9.72
Class C
Six months ended August 31, 2015 (unaudited)	$11.30	0.04		(0.82)	(0.02)	0.00	$10.50
Year ended February 28, 2015	$10.91	0.04		0.68	(0.07)	(0.26)	$11.30
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)	$10.91
Year ended February 28, 2013[5]	$9.29	0.02		0.64	(0.04)	(0.20)	$9.71
Class R
Six months ended August 31, 2015 (unaudited)	$11.37	0.07		(0.82)	(0.05)	0.00	$10.57
Year ended February 28, 2015	$10.95	0.09		0.68	(0.09)	(0.26)	$11.37
Year ended February 28, 2014[6]	$9.91	0.05		1.48	(0.06)	(0.43)	$10.95
Class R4
Six months ended August 31, 2015 (unaudited)	$11.38	0.10		(0.82)	(0.08)	0.00	$10.58
Year ended February 28, 2015	$10.96	0.16		0.68	(0.16)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.15	[4]	1.67	(0.16)	(0.43)	$10.96
Year ended February 28, 2013[5]	$9.29	0.05		0.64	(0.05)	(0.20)	$9.73
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$11.37	0.11	[4]	(0.82)	(0.08)	0.00	$10.58
Year ended February 28, 2015	$10.95	0.17		0.68	(0.17)	(0.26)	$11.37
Year ended February 28, 2014	$9.72	0.17	[4]	1.66	(0.17)	(0.43)	$10.95
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)	$9.72
Year ended February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)	$9.20
Year ended February 28, 2011	$8.10	0.12	[4]	1.72	(0.17)	(0.27)	$9.50
Administrator Class
Six months ended August 31, 2015 (unaudited)	$11.34	0.09		(0.81)	(0.07)	0.00	$10.55
Year ended February 28, 2015	$10.92	0.13		0.69	(0.14)	(0.26)	$11.34
Year ended February 28, 2014	$9.70	0.13	[4]	1.65	(0.13)	(0.43)	$10.92
Year ended February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)	$9.70
Year ended February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)	$9.18
Year ended February 28, 2011	$8.10	0.09	[4]	1.71	(0.15)	(0.27)	$9.48
Investor Class
Six months ended August 31, 2015 (unaudited)	$11.38	0.08		(0.83)	(0.05)	0.00	$10.58
Year ended February 28, 2015	$10.96	0.11		0.68	(0.11)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.11		1.67	(0.12)	(0.43)	$10.96
Year ended February 28, 2013	$9.21	0.12		0.73	(0.13)	(0.20)	$9.73
Year ended February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)	$9.21
Year ended February 28, 2011	$8.11	0.09	[4]	1.71	(0.13)	(0.27)	$9.51

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	77

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.37%	0.92%	0.86%	(6.55)%	6%	$3,130
0.94%	0.97%	0.88%	7.52%	16%	$1,629
1.00%	0.98%	0.88%	18.62%	23%	$210
1.07%	1.05%	0.88%	7.49%	19%	$11

0.64%	1.67%	1.61%	(6.89)%	6%	$957
0.20%	1.72%	1.63%	6.70%	16%	$737
0.39%	1.73%	1.63%	17.68%	23%	$163
0.16%	1.81%	1.63%	7.31%	19%	$17

1.17%	1.21%	1.11%	(6.65)%	6%	$30
0.82%	1.25%	1.13%	7.20%	16%	$31
0.69%	1.27%	1.13%	15.67%	23%	$29

1.74%	0.61%	0.52%	(6.42)%	6%	$326,883
1.43%	0.64%	0.52%	7.82%	16%	$360,833
1.39%	0.65%	0.52%	19.10%	23%	$307,320
1.03%	0.76%	0.52%	7.63%	19%	$6,538

1.89%	0.46%	0.37%	(6.27)%	6%	$835,013
1.58%	0.49%	0.37%	7.98%	16%	$818,335
1.66%	0.55%	0.41%	19.28%	23%	$693,648
1.75%	0.67%	0.52%	9.94%	19%	$754,088
1.53%	0.66%	0.52%	1.11%	19%	$651,308
1.43%	0.67%	0.52%	23.17%	20%	$560,746

1.55%	0.79%	0.72%	(6.44)%	6%	$206,676
1.23%	0.81%	0.72%	7.64%	16%	$226,405
1.28%	0.85%	0.75%	18.79%	23%	$202,276
1.38%	0.94%	0.87%	9.59%	19%	$141,212
1.18%	0.93%	0.87%	0.81%	19%	$89,984
1.07%	0.94%	0.87%	22.58%	20%	$69,492

1.33%	1.00%	0.93%	(6.59)%	6%	$63,890
1.02%	1.03%	0.93%	7.39%	16%	$67,502
1.10%	1.07%	0.93%	18.67%	23%	$58,583
1.33%	1.16%	0.93%	9.49%	19%	$39,188
1.12%	1.16%	0.93%	0.75%	19%	$28,615
1.02%	1.19%	0.93%	22.54%	20%	$24,771

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2055 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$13.28	0.09	[4]	(0.95)	(0.07)	0.00	$12.35
Year ended February 28, 2015	$12.63	0.13		0.80	(0.14)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.13)	(0.15)	$12.63
Year ended February 28, 2013[5]	$10.19	0.03	[4]	0.72	(0.04)	0.00	$10.90
Class R
Six months ended August 31, 2015 (unaudited)	$13.16	0.07		(0.94)	(0.05)	0.00	$12.24
Year ended February 28, 2015	$12.51	0.11		0.79	(0.11)	(0.14)	$13.16
Year ended February 28, 2014[6]	$11.01	0.06		1.65	(0.06)	(0.15)	$12.51
Class R4
Six months ended August 31, 2015 (unaudited)	$13.32	0.12		(0.96)	(0.09)	0.00	$12.39
Year ended February 28, 2015	$12.65	0.18		0.81	(0.18)	(0.14)	$13.32
Year ended February 28, 2014	$10.91	0.15		1.90	(0.16)	(0.15)	$12.65
Year ended February 28, 2013[5]	$10.19	0.04	[4]	0.72	(0.04)	0.00	$10.91
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$13.29	0.12		(0.94)	(0.10)	0.00	$12.37
Year ended February 28, 2015	$12.63	0.19		0.80	(0.19)	(0.14)	$13.29
Year ended February 28, 2014	$10.90	0.19		1.87	(0.18)	(0.15)	$12.63
Year ended February 28, 2013	$10.08	0.15		0.83	(0.16)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.08	[4]	0.00 [9]	0.00	0.00	$10.08
Administrator Class
Six months ended August 31, 2015 (unaudited)	$13.28	0.10		(0.94)	(0.08)	0.00	$12.36
Year ended February 28, 2015	$12.62	0.14		0.81	(0.15)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.14)	(0.15)	$12.62
Year ended February 28, 2013	$10.06	0.14	[4]	0.81	(0.11)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.06	[4]	0.00 [9]	0.00	0.00	$10.06
Investor Class
Six months ended August 31, 2015 (unaudited)	$13.17	0.09		(0.96)	(0.06)	0.00	$12.24
Year ended February 28, 2015	$12.52	0.13		0.79	(0.13)	(0.14)	$13.17
Year ended February 28, 2014	$10.81	0.14		1.85	(0.13)	(0.15)	$12.52
Year ended February 28, 2013	$10.05	0.13		0.80	(0.17)	0.00	$10.81
Year ended February 29, 2012[8]	$10.00	0.06	[4]	(0.01)	0.00	0.00	$10.05

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

[8]	For the period from June 30, 2011 (commencement of class operations) to February 29, 2012

[9]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	79

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.38%	0.99%	0.86%	(6.52)%	6%	$2,069
0.97%	1.07%	0.88%	7.46%	16%	$565
1.10%	1.19%	0.88%	18.69%	23%	$66
1.05%	1.44%	0.88%	7.39%	19%	$14

1.15%	1.29%	1.11%	(6.62)%	6%	$34
0.83%	1.36%	1.13%	7.24%	16%	$31
0.73%	1.48%	1.13%	15.66%	23%	$29

1.76%	0.68%	0.52%	(6.38)%	6%	$28,000
1.41%	0.74%	0.52%	7.92%	16%	$33,651
1.40%	0.86%	0.52%	19.06%	23%	$20,591
1.51%	1.09%	0.52%	7.51%	19%	$33

1.88%	0.53%	0.37%	(6.26)%	6%	$150,078
1.55%	0.59%	0.37%	8.01%	16%	$126,822
1.63%	0.75%	0.40%	19.18%	23%	$74,427
1.69%	1.17%	0.52%	9.90%	19%	$36,345
1.33%	4.06%	0.52%	0.80%	19%	$8,963

1.54%	0.85%	0.72%	(6.48)%	6%	$13,972
1.16%	0.91%	0.72%	7.66%	16%	$12,493
1.28%	1.05%	0.75%	18.70%	23%	$8,462
1.36%	1.45%	0.87%	9.52%	19%	$4,739
0.87%	2.14%	0.87%	0.60%	19%	$1,794

1.33%	1.07%	0.93%	(6.61)%	6%	$9,009
0.99%	1.13%	0.93%	7.44%	16%	$8,059
1.06%	1.27%	0.93%	18.62%	23%	$4,130
1.23%	1.64%	0.93%	9.52%	19%	$1,254
0.94%	6.32%	0.93%	0.50%	19%	$256

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2060 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Ending net asset value per share
Class A
Period ended August 31, 2015[5] (unaudited)	$10.00	0.01		(0.53)	$9.48
Class C
Period ended August 31, 2015[5] (unaudited)	$10.00	0.00	[4]	(0.54)	$9.46
Class R
Period ended August 31, 2015[5] (unaudited)	$10.00	0.01		(0.54)	$9.47
Class R4
Period ended August 31, 2015[5] (unaudited)	$10.00	0.02		(0.54)	$9.48
Class R6
Period ended August 31, 2015[5] (unaudited)	$10.00	0.02		(0.54)	$9.48
Administrator Class
Period ended August 31, 2015[5] (unaudited)	$10.00	0.01		(0.53)	$9.48

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Amount is less than $0.005.

[5]	For the period from July 1, 2015 (commencement of class operations) to August 31, 2015

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	81

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.84%	13.60%	0.83%	(5.20)%	1%	$100

0.08%	14.36%	1.58%	(5.40)%	1%	$97

0.57%	13.88%	1.08%	(5.30)%	1%	$95

1.14%	13.34%	0.52%	(5.20)%	1%	$95

1.29%	13.19%	0.37%	(5.20)%	1%	$379

1.03%	13.08%	0.72%	(5.20)%	1%	$365

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: the Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), the Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), the Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund” ), the Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund” ), the Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), the Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), the Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), the Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), the Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), the Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”), the Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund”), and the Wells Fargo Advantage Dow Jones Target 2060 Fund (“Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended August 31, 2015 are included in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2015, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund		Target 2060 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	5%	5%	8%	28%	20%	19%	6%	6%	1%	2%	0%	*	0%	*
Wells Fargo Advantage Diversified Stock Portfolio	1	1	2	10	12	19	11	19	8	15	2		0	*
Wells Fargo Advantage Short-Term Investment Portfolio	25	14	9	10	9	11	5	8	3	5	1		0	*

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	83

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, each Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Portfolio of Investments or Summary Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

84	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.20% and declining to 0.18% as the average daily net assets of each Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.25% and declined to 0.17% as the average daily net assets of each Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of each Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended August 31, 2015 have been included in management fee on the Statements of Operations.

For the six months ended August 31, 2015, the management fee was equivalent to an annual rate for each Fund as follows:

Management fee
Target Today Fund	0.26%
Target 2010 Fund	0.27
Target 2015 Fund	0.26
Target 2020 Fund	0.25
Target 2025 Fund	0.25
Target 2030 Fund	0.25
Target 2035 Fund	0.25
Target 2040 Fund	0.25
Target 2045 Fund	0.26
Target 2050 Fund	0.25
Target 2055 Fund	0.27
Target 2060 Fund	0.20

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Inc. is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	85

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class B, Class C, Class R	0.21%	0.26%
Class R4	0.08	0.08
Class R6	0.03	0.03
Administrator Class	0.13	0.10
Investor Class	0.32	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Investor Class
Target Today Fund	0.76%	1.51%	1.51%	1.01%	0.45%	0.30%	0.65%	0.86%
Target 2010 Fund	0.78	1.53	1.53	1.03	0.47	0.32	0.67	0.88
Target 2015 Fund	0.79	N/A	N/A	1.04	0.48	0.33	0.68	0.89
Target 2020 Fund	0.81	1.56	1.56	1.06	0.50	0.35	0.70	0.91
Target 2025 Fund	0.81	N/A	N/A	1.06	0.50	0.35	0.70	0.91
Target 2030 Fund	0.82	1.57	1.57	1.07	0.51	0.36	0.71	0.92
Target 2035 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72	0.93
Target 2040 Fund	0.83	1.58	1.58	1.08	0.52	0.37	0.72	0.93
Target 2045 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72	0.93
Target 2050 Fund	0.83	N/A	1.58	1.08	0.52	0.37	0.72	0.93
Target 2055 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72	0.93
Target 2060 Fund	0.83	N/A	1.58	1.08	0.52	0.37	0.72	N/A

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Prior to July 1, 2015, the expense caps for the following classes were as follows:

	Class A	Class B	Class C	Class R
Target Today Fund	0.81%	1.56%	1.56%	1.06%
Target 2010 Fund	0.83	1.58	1.58	1.08
Target 2015 Fund	0.84	N/A	N/A	1.09
Target 2020 Fund	0.86	1.61	1.61	1.11
Target 2025 Fund	0.86	N/A	N/A	1.11
Target 2030 Fund	0.87	1.62	1.62	1.12
Target 2035 Fund	0.88	N/A	N/A	1.13

86	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

	Class A	Class B	Class C	Class R
Target 2040 Fund	0.88%	1.63%	1.63%	1.13%
Target 2045 Fund	0.88	N/A	N/A	1.13
Target 2050 Fund	0.88	N/A	1.63	1.13
Target 2055 Fund	0.88	N/A	N/A	1.13

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended August 31, 2015, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges Class C
Target Today Fund	$54	$0
Target 2010 Fund	216	0
Target 2015 Fund	10	N/A
Target 2020 Fund	590	0
Target 2025 Fund	1,001	N/A
Target 2030 Fund	2,558	35
Target 2035 Fund	2,816	N/A
Target 2040 Fund	2,458	80
Target 2045 Fund	814	N/A
Target 2050 Fund	1,067	50
Target 2055 Fund	115	N/A
Target 2060 Fund	0	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 of the Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	87

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2015 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Target Today Fund	$64,355,725	$23,606,527	$59,385,831	$16,569,066
Target 2010 Fund	55,740,855	20,447,790	51,436,247	14,352,282
Target 2015 Fund	101,016,690	38,147,031	93,215,640	27,012,748
Target 2020 Fund	348,828,961	144,940,694	321,890,522	105,429,810
Target 2025 Fund	249,380,726	125,035,950	230,122,211	95,067,505
Target 2030 Fund	239,524,823	154,932,855	221,027,434	123,347,974
Target 2035 Fund	75,394,674	73,309,187	69,572,294	61,394,293
Target 2040 Fund	69,564,688	112,789,690	64,192,531	98,166,367
Target 2045 Fund	14,685,418	41,442,647	13,551,332	36,938,058
Target 2050 Fund	20,366,822	75,049,909	18,793,987	67,389,740
Target 2055 Fund	2,872,826	10,586,106	2,650,971	9,505,606
Target 2060 Fund	14,656	54,007	13,524	48,495

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

Each Fund (except Target 2060 Fund) and certain funds in the Trust are party to a $25,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the six months ended August 31, 2015, the Funds paid the following amounts in commitment fees:

Commitment fee
Target Today Fund	$893
Target 2010 Fund	696
Target 2015 Fund	1,041
Target 2020 Fund	3,360
Target 2025 Fund	3,862
Target 2030 Fund	4,774
Target 2035 Fund	2,274
Target 2040 Fund	3,537
Target 2045 Fund	1,294
Target 2050 Fund	2,350
Target 2055 Fund	297

For the six months ended August 31, 2015, there were no borrowings by Funds under the agreement.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On September 24, 2015, the Funds declared distributions from net investment income to shareholders of record on September 23, 2015. The per share amounts payable on September 25, 2015 were as follows:

Net investment income	Target 2015 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Class A	$0.04127	$0.03722	$0.05633	$0.03631	$0.06110	$0.03663	$0.03472	$0.03840
Class B	N/A	N/A	0.02713	N/A	0.02599	N/A	N/A	N/A
Class C	N/A	N/A	0.02551	N/A	0.02750	N/A	0.01218	N/A
Class R	0.02775	0.02934	0.04702	0.02929	0.05164	0.02856	0.02786	0.03299
Class R4	0.05770	0.04428	0.06907	0.04382	0.07559	0.04436	0.04226	0.04759
Class R6	0.06559	0.04838	0.07549	0.04825	0.08301	0.04893	0.04646	0.05236
Administrator Class	0.04543	0.03890	0.06022	0.03821	0.06555	0.03845	0.03669	0.04162
Investor Class	0.03495	0.03358	0.05202	0.03260	0.05598	0.03234	0.03121	0.03504

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 26.06%
FHLB	0.50-6.00%	9-28-2016 to 11-1-2043	$129,946,718	$135,299,415	2.20%
FHLMC	0.75-6.75	10-14-2016 to 7-1-2045	251,533,906	266,732,098	4.35
FHLMC %%	2.50	9-17-2030	14,900,000	15,108,362	0.25
FHLMC	3.00	8-1-2045	12,500,000	12,529,199	0.20
FHLMC	3.50	2-1-2042	11,885,952	12,343,522	0.20
FHLMC %%	3.50	9-14-2045	14,000,000	14,477,093	0.24
FNMA	0.00-7.25	11-1-2015 to 9-14-2045	616,477,603	649,818,347	10.60
FNMA	3.00	8-1-2027	11,932,110	12,406,699	0.20
FNMA	3.50	1-1-2045	16,959,538	17,592,849	0.29
FNMA	3.50	5-1-2045	11,811,540	12,252,612	0.20
FNMA %%	3.50	9-14-2045	20,125,000	20,854,918	0.34
FNMA	4.00	9-1-2044	12,121,326	12,909,256	0.21
FNMA	4.00	3-1-2045	14,892,815	15,841,383	0.26
GNMA	3.00-7.00	11-15-2023 to 6-20-2045	298,466,189	316,966,039	5.17
GNMA %%	3.00	9-21-2045	14,500,000	14,691,445	0.24
GNMA	3.50	4-20-2043	15,012,372	15,703,990	0.26
GNMA	3.50	10-20-2044	12,894,909	13,448,103	0.22
GNMA	3.50	4-20-2045	15,869,119	16,566,717	0.27
GNMA	3.50	6-20-2045	11,937,096	12,449,708	0.20
Other securities				9,802,565	0.16

Total Agency Securities (Cost $1,565,546,386)				1,597,794,320	26.06

Corporate Bonds and Notes: 20.18%

Consumer Discretionary: 1.80%

Auto Components: 0.05%
Other securities				2,914,484	0.05

Automobiles: 0.08%
Other securities				4,798,496	0.08

Diversified Consumer Services: 0.04%
Other securities				2,486,362	0.04

Hotels, Restaurants & Leisure: 0.15%
Other securities				9,009,730	0.15

Household Durables: 0.02%
Other securities				1,392,528	0.02

Internet & Catalog Retail: 0.09%
Other securities				5,281,597	0.09

Leisure Products: 0.01%
Other securities				892,951	0.01

Media: 0.98%
Other securities				60,414,824	0.98

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Multiline Retail: 0.14%
Other securities				$8,702,249	0.14%

Specialty Retail: 0.23%
Other securities				13,970,839	0.23

Textiles, Apparel & Luxury Goods: 0.01%
Other securities				803,999	0.01

Consumer Staples: 1.63%

Beverages: 0.43%
Other securities				26,428,428	0.43

Food & Staples Retailing: 0.43%
Other securities				26,221,148	0.43

Food Products: 0.36%
Other securities				21,963,014	0.36

Household Products: 0.11%
Other securities				6,839,803	0.11

Personal Products: 0.00%
Other securities				243,638	0.00

Tobacco: 0.30%
Other securities				18,027,151	0.30

Energy: 1.87%

Energy Equipment & Services: 0.13%
Other securities				7,711,013	0.13

Oil, Gas & Consumable Fuels: 1.74%
Other securities				106,837,220	1.74

	Interest rate	Maturity date	Principal
Financials: 6.65%

Banks: 2.39%
Wachovia Bank NA (l)	5.85%	2-1-2037	$1,000,000	1,204,698	0.02
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	783,825	0.01
Wachovia Corporation (l)	5.50	8-1-2035	700,000	784,224	0.01
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,257,852	0.02
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,075,600	0.02
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,093,630	0.02
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	996,746	0.02
Wells Fargo & Company (l)	2.10	5-8-2017	1,000,000	1,011,616	0.02
Wells Fargo & Company (l)	2.15	1-30-2020	2,500,000	2,477,335	0.04
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,019,687	0.02
Wells Fargo & Company (l)	3.30	9-9-2024	1,500,000	1,487,580	0.02
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	746,432	0.01
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,026,379	0.02
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,003,622	0.02

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	91

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Banks (continued)
Wells Fargo & Company (l)	4.13%	8-15-2023	$1,000,000	$1,030,904	0.02%
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,366,969	0.02
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,072,463	0.02
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,111,789	0.02
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,632,813	0.03
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	417,454	0.01
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	502,500	0.01
Other securities				123,160,113	1.99

				146,264,231	2.39

Capital Markets: 1.17%
Other securities				71,652,956	1.17

Consumer Finance: 0.91%
Other securities				55,842,334	0.91

Diversified Financial Services: 0.70%
Other securities				43,140,371	0.70

Insurance: 0.79%
Other securities				48,418,675	0.79

Real Estate Management & Development: 0.01%
Other securities				686,746	0.01

REITs: 0.68%
Other securities				41,358,064	0.68

Thrifts & Mortgage Finance: 0.00%
Other securities				252,234	0.00

Health Care: 2.01%

Biotechnology: 0.31%
Other securities				19,439,323	0.31

Health Care Equipment & Supplies: 0.37%
Other securities				22,519,348	0.37

Health Care Providers & Services: 0.52%
Other securities				32,042,737	0.52

Life Sciences Tools & Services: 0.05%
Other securities				2,995,439	0.05

Pharmaceuticals: 0.76%
Other securities				46,495,126	0.76

Industrials: 1.42%

Aerospace & Defense: 0.37%
Other securities				22,572,730	0.37

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Air Freight & Logistics: 0.08%
Other securities	$5,228,446	0.08%

Airlines: 0.06%
Other securities	3,594,375	0.06

Building Products: 0.00%
Other securities	214,111	0.00

Commercial Services & Supplies: 0.12%
Other securities	7,316,539	0.12

Electrical Equipment: 0.07%
Other securities	4,653,576	0.07

Industrial Conglomerates: 0.11%
Other securities	6,632,360	0.11

Machinery: 0.23%
Other securities	13,882,697	0.23

Professional Services: 0.02%
Other securities	1,082,920	0.02

Road & Rail: 0.31%
Other securities	18,851,808	0.31

Trading Companies & Distributors: 0.05%
Other securities	3,270,530	0.05

Information Technology: 1.42%

Communications Equipment: 0.20%
Other securities	12,087,402	0.20

Electronic Equipment, Instruments & Components: 0.06%
Other securities	3,805,789	0.06

Internet Software & Services: 0.04%
Other securities	2,561,290	0.04

IT Services: 0.25%
Other securities	15,347,370	0.25

Semiconductors & Semiconductor Equipment: 0.13%
Other securities	8,070,311	0.13

Software: 0.38%
Other securities	23,235,310	0.38

Technology Hardware, Storage & Peripherals: 0.36%
Other securities	21,735,372	0.36

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	93

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Materials: 0.73%

Chemicals: 0.43%
Other securities				$26,004,799	0.43%

Construction Materials: 0.00%
Other securities				139,060	0.00

Containers & Packaging: 0.03%
Other securities				1,867,041	0.03

Metals & Mining: 0.17%
Other securities				10,483,534	0.17

Paper & Forest Products: 0.10%
Other securities				6,128,430	0.10

Telecommunication Services: 0.85%

Diversified Telecommunication Services: 0.84%
Other securities				51,510,378	0.84

Wireless Telecommunication Services: 0.01%
Other securities				591,983	0.01

Utilities: 1.80%

Electric Utilities: 1.34%
Other securities				82,343,469	1.34

Gas Utilities: 0.08%
Other securities				5,050,372	0.08

Independent Power & Renewable Electricity Producers: 0.02%
Other securities				931,420	0.02

Multi-Utilities: 0.34%
Other securities				21,084,298	0.34

Water Utilities: 0.02%
Other securities				1,121,027	0.02

Total Corporate Bonds and Notes (Cost $1,210,676,671)				1,237,445,805	20.18

	Interest rate	Maturity date	Principal

Foreign Government Bonds @: 25.09%
Bundesrepublik Deutschland (EUR)	0.50-6.50%	1-4-2017 to 8-15-2046	69,630,000	95,201,760	1.52
France Government Bond (EUR)	0.00-8.50	10-25-2016 to 4-25-2060	111,250,000	148,331,585	2.41
Italy Buoni Poliennali del Tesoro (EUR)	0.75-9.00	8-1-2016 to 9-1-2046	124,470,000	163,631,262	2.68
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	12,630,575	0.21
Japan Government Five Year Bond (JPY)	0.20-0.30	12-20-2016 to 3-20-2019	6,540,000,000	54,202,699	0.88
Japan Government Ten Year Bond (JPY)	0.30-1.80	9-20-2016 to 12-20-2024	31,397,000,000	269,829,103	4.42
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	1,850,000,000	15,659,422	0.26

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
Japan Government Thirty Year Bond (JPY)	1.70-2.90%	5-20-2030 to 3-20-2044	8,287,500,000	$80,704,769	1.32%
Japan Government Twenty Year Bond (JPY)	0.80-3.10	9-20-2017 to 6-20-2034	19,018,500,000	178,544,364	2.95
Japan Government Twenty Year Bond Series 79 (JPY)	2.00	6-20-2025	1,325,000,000	12,633,812	0.21
United Kingdom Gilt (GBP)	1.00-8.75	9-7-2016 to 7-22-2068	108,630,000	198,765,636	3.22
Other securities				308,736,782	5.01

Total Foreign Government Bonds (Cost $1,702,134,725)				1,538,871,769	25.09

U.S. Treasury Securities: 22.18%
U.S. Treasury Bond	2.50-6.88	8-15-2025 to 2-15-2045	$174,200,000	197,079,535	3.22
U.S. Treasury Note	0.50-9.13	9-15-2016 to 11-15-2024	530,150,000	547,799,476	8.93
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,920,632	0.39
U.S. Treasury Note	0.75	6-30-2017	15,000,000	15,009,180	0.24
U.S. Treasury Note	0.75	12-31-2017	14,000,000	13,953,156	0.23
U.S. Treasury Note	0.88	12-31-2016	25,000,000	25,102,550	0.41
U.S. Treasury Note	0.88	2-28-2017	20,000,000	20,075,520	0.33
U.S. Treasury Note	0.88	5-15-2017	12,400,000	12,439,717	0.20
U.S. Treasury Note	1.00	6-30-2019	25,000,000	24,682,300	0.40
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,112,626	0.38
U.S. Treasury Note	1.13	4-30-2020	15,000,000	14,728,125	0.24
U.S. Treasury Note	1.38	4-30-2020	15,500,000	15,403,528	0.25
U.S. Treasury Note	1.50	5-31-2019	25,000,000	25,153,650	0.41
U.S. Treasury Note	1.63	3-31-2019	20,000,000	20,235,680	0.33
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,401,160	0.50
U.S. Treasury Note	1.75	2-28-2022	15,000,000	14,860,155	0.24
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,219,725	0.20
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,126,256	0.26
U.S. Treasury Note	2.00	2-15-2025	21,500,000	21,099,111	0.34
U.S. Treasury Note	2.25	3-31-2021	15,000,000	15,406,245	0.25
U.S. Treasury Note	2.25	11-15-2024	18,500,000	18,573,704	0.30
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,238,275	0.25
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,697,165	0.24
U.S. Treasury Note	2.50	5-15-2024	15,500,000	15,928,265	0.26
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,584,844	0.21
U.S. Treasury Note	2.63	11-15-2020	15,000,000	15,718,365	0.26
U.S. Treasury Note	2.75	11-30-2016	24,000,000	24,664,056	0.40
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,811,399	0.29
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,279,836	0.27
U.S. Treasury Note	2.75	2-15-2024	18,250,000	19,146,349	0.31
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,374,889	0.37
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,000,780	0.36
U.S. Treasury Note	4.63	11-15-2016	30,000,000	31,476,305	0.51
U.S. Treasury Note	4.75	8-15-2017	23,000,000	24,775,002	0.40

Total U.S. Treasury Securities (Cost $1,326,315,337)				1,360,077,561	22.18

Yankee Corporate Bonds and Notes: 3.92%

Consumer Discretionary: 0.05%

Media: 0.05%
Other securities				2,826,326	0.05

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	95

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Consumer Staples: 0.06%

Beverages: 0.06%
Other securities	$4,020,955	0.06%

Energy: 0.65%

Energy Equipment & Services: 0.03%
Other securities	2,003,696	0.03

Oil, Gas & Consumable Fuels: 0.62%
Other securities	38,055,293	0.62

Financials: 1.87%

Banks: 1.27%
Other securities	78,042,124	1.27

Capital Markets: 0.05%
Other securities	3,055,837	0.05

Diversified Financial Services: 0.49%
Other securities	30,021,664	0.49

Insurance: 0.06%
Other securities	3,297,915	0.06

Real Estate Management & Development: 0.00%
Other securities	132,333	0.00

Health Care: 0.28%

Health Care Equipment & Supplies: 0.03%
Other securities	1,650,205	0.03

Pharmaceuticals: 0.25%
Other securities	15,430,727	0.25

Industrials: 0.11%

Aerospace & Defense: 0.01%
Other securities	576,630	0.01

Industrial Conglomerates: 0.05%
Other securities	3,162,236	0.05

Machinery: 0.01%
Other securities	568,150	0.01

Road & Rail: 0.04%
Other securities	2,620,238	0.04

Information Technology: 0.10%

Communications Equipment: 0.01%
Other securities	414,215	0.01

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name			Value	Percent of net assets

Internet Software & Services: 0.06%
Other securities			$3,536,753	0.06%

Technology Hardware, Storage & Peripherals: 0.03%
Other securities			1,919,572	0.03

Materials: 0.37%

Chemicals: 0.08%
Other securities			4,783,307	0.08

Metals & Mining: 0.28%
Other securities			17,233,080	0.28

Paper & Forest Products: 0.01%
Other securities			909,667	0.01

Telecommunication Services: 0.42%

Diversified Telecommunication Services: 0.21%
Other securities			12,594,163	0.21

Wireless Telecommunication Services: 0.21%
Other securities			12,909,280	0.21

Utilities: 0.01%

Electric Utilities: 0.00%
Other securities			172,573	0.00

Independent Power & Renewable Electricity Producers: 0.01%
Other securities			300,143	0.01

Water Utilities: 0.00%
Other securities			268,269	0.00

Total Yankee Corporate Bonds and Notes (Cost $240,262,644)			240,505,351	3.92

Yankee Government Bonds: 0.03%
Other securities			2,013,720	0.03

Total Yankee Government Bonds (Cost $2,000,987)			2,013,720	0.03

	Yield	Shares
Short-Term Investments: 2.37%

Investment Companies: 2.37%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	3,815,736	3,815,736	0.06
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.15	141,369,976	141,369,976	2.31

Total Short-Term Investments (Cost $145,185,712)			145,185,712	2.37

Total investments in securities (Cost $6,192,122,462) *			6,121,894,238	99.83
Other assets and liabilities, net			10,638,220	0.17

Total net assets			$6,132,532,458	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	97

DIVERSIFIED FIXED INCOME PORTFOLIO

%%	The security is issued on a when-issued basis.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

@	Foreign bond principal is denominated in the local currency of the issuer.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $6,193,965,926 and unrealized gains (losses) consists of:

Gross unrealized gains	$152,371,409
Gross unrealized losses	(224,443,097)

Net unrealized losses	$(72,071,688)

The following table shows the percent of total long-term investments by geographic location as of August 31, 2015:

United States	70.01%
Japan	10.97
United Kingdom	4.24
France	2.92
Italy	2.87
Germany	2.12
Spain	1.49
Canada	1.46
Netherlands	1.11
Other	2.81

100.00%

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 99.13%

Consumer Discretionary: 13.58%

Auto Components : 0.89%
Other securities		$77,548,445	0.89%

Automobiles: 1.22%
Toyota Motor Corporation	467,014	27,704,579	0.32
Other securities		77,877,305	0.90

		105,581,884	1.22

Distributors: 0.14%
Other securities		12,578,431	0.14

Diversified Consumer Services: 0.41%
Other securities		35,489,091	0.41

Hotels, Restaurants & Leisure: 2.17%
McDonald’s Corporation	173,614	16,496,802	0.19
Other securities		171,245,582	1.98

		187,742,384	2.17

Household Durables: 1.01%
Other securities		87,563,078	1.01

Internet & Catalog Retail: 1.13%
Amazon.com Incorporated †	69,127	35,454,547	0.41
Other securities		62,324,845	0.72

		97,779,392	1.13

Leisure Products: 0.40%
Other securities		34,390,531	0.40

Media: 1.85%
Naspers Limited	124,680	16,163,084	0.19
Other securities		143,712,968	1.66

		159,876,052	1.85

Multiline Retail: 0.46%
Other securities		39,503,350	0.46

Specialty Retail: 2.55%
The Home Depot Incorporated	239,077	27,842,907	0.32
Other securities		193,125,946	2.23

		220,968,853	2.55

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	99

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 1.35%
Other securities		$117,056,671	1.35%

Consumer Staples: 6.90%

Beverages: 1.60%
PepsiCo Incorporated	179,819	16,710,580	0.19
The Coca-Cola Company	477,474	18,774,278	0.22
Other securities		102,864,941	1.19

		138,349,799	1.60

Food & Staples Retailing: 1.40%
Other securities		120,908,526	1.40

Food Products: 2.05%
Nestle SA	300,165	22,140,138	0.26
Other securities		155,597,742	1.79

		177,737,880	2.05

Household Products: 0.78%
The Procter & Gamble Company	325,868	23,029,092	0.27
Other securities		44,783,830	0.51

		67,812,922	0.78

Personal Products: 0.38%
Other securities		33,044,837	0.38

Tobacco: 0.69%
Philip Morris International Incorporated	188,943	15,077,651	0.17
Other securities		44,484,585	0.52

		59,562,236	0.69

Energy: 5.42%

Energy Equipment & Services: 0.94%
Schlumberger Limited	230,905	17,865,120	0.21
Other securities		63,511,541	0.73

		81,376,661	0.94

Oil, Gas & Consumable Fuels: 4.48%
Chevron Corporation	229,016	18,548,006	0.21
Exxon Mobil Corporation	502,152	37,781,916	0.44
Other securities		331,475,035	3.83

		387,804,957	4.48

Financials: 23.76%

Banks: 8.79%
Bank of America Corporation	1,277,045	20,866,915	0.24
China Construction Bank H Shares	24,487,990	17,220,475	0.20
Citigroup Incorporated	369,144	19,741,821	0.23

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Banks (continued)
JPMorgan Chase & Company	450,193	$28,857,371	0.33%
Mitsubishi UFJ Financial Group Incorporated	2,289,770	15,111,519	0.17
Wells Fargo & Company (l)	562,784	30,013,271	0.35
Other securities		629,993,493	7.27

		761,804,865	8.79

Capital Markets: 1.74%
Other securities		150,470,110	1.74

Consumer Finance: 0.42%
Other securities		36,017,947	0.42

Diversified Financial Services: 1.23%
Berkshire Hathaway Incorporated Class B †	219,052	29,361,730	0.34
Other securities		77,026,518	0.89

		106,388,248	1.23

Insurance: 4.43%
Other securities		384,185,190	4.43

Real Estate Management & Development: 0.97%
Other securities		83,719,334	0.97

REITs: 5.79%
Other securities		501,865,190	5.79

Thrifts & Mortgage Finance: 0.39%
Other securities		33,833,408	0.39

Health Care: 11.10%

Biotechnology: 1.86%
Celgene Corporation †	144,624	17,077,202	0.20
Gilead Sciences Incorporated	270,400	28,410,928	0.33
Other securities		116,021,970	1.33

		161,510,100	1.86

Health Care Equipment & Supplies: 1.66%
Other securities		143,426,408	1.66

Health Care Providers & Services: 2.51%
Humana Incorporated	86,828	15,871,290	0.18
Other securities		201,188,043	2.33

		217,059,333	2.51

Health Care Technology: 0.22%
Other securities		19,242,123	0.22

Life Sciences Tools & Services: 0.67%
Other securities		58,460,317	0.67

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	101

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals: 4.18%
Allergan plc †	70,742	$21,487,175	0.25%
Johnson & Johnson	333,096	31,304,362	0.36
Mallinckrodt plc †	229,591	19,799,928	0.23
Merck & Company Incorporated	343,885	18,518,207	0.21
Novartis AG	251,893	24,677,254	0.29
Pfizer Incorporated	739,571	23,828,978	0.28
Roche Holding AG Genusschein	65,388	17,857,996	0.21
Other securities		204,446,700	2.35

		361,920,600	4.18

Industrials: 11.58%

Aerospace & Defense: 1.86%
The Boeing Company	118,400	15,472,512	0.18
Other securities		145,455,433	1.68

		160,927,945	1.86

Air Freight & Logistics: 0.45%
Other securities		38,709,401	0.45

Airlines: 0.50%
Other securities		42,995,109	0.50

Building Products: 0.68%
Other securities		58,923,305	0.68

Commercial Services & Supplies: 1.04%
Other securities		89,937,078	1.04

Construction & Engineering: 0.46%
Other securities		39,542,546	0.46

Electrical Equipment: 0.78%
Other securities		67,374,923	0.78

Industrial Conglomerates: 1.12%
General Electric Company	1,210,176	30,036,568	0.35
Other securities		67,476,217	0.77

		97,512,785	1.12

Machinery: 2.31%
Other securities		200,483,522	2.31

Marine: 0.09%
Other securities		7,601,977	0.09

Professional Services: 0.35%
Other securities		30,771,031	0.35

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 0.98%
Other securities		$84,574,438	0.98%

Trading Companies & Distributors: 0.76%
Other securities		65,846,957	0.76

Transportation Infrastructure: 0.20%
Other securities		17,694,483	0.20

Information Technology: 15.25%

Communications Equipment: 1.07%
Cisco Systems Incorporated	619,950	16,044,306	0.19
QUALCOMM Incorporated	298,697	16,900,276	0.19
Other securities		60,056,272	0.69

		93,000,854	1.07

Electronic Equipment, Instruments & Components: 1.43%
Other securities		124,115,418	1.43

Internet Software & Services: 2.31%
Facebook Incorporated Class A †	381,176	34,088,570	0.39
Google Incorporated Class A †	51,842	33,584,284	0.39
Google Incorporated Class C †	52,076	32,195,987	0.37
Tencent Holdings Limited	1,595,288	27,130,013	0.31
Other securities		73,262,535	0.85

		200,261,389	2.31

IT Services: 2.77%
International Business Machines Corporation	166,846	24,674,855	0.29
MasterCard Incorporated Class A	176,300	16,284,831	0.19
Visa Incorporated Class A	351,744	25,079,347	0.29
Other securities		173,604,999	2.00

		239,644,032	2.77

Semiconductors & Semiconductor Equipment: 2.74%
Avago Technologies Limited	133,370	16,800,619	0.19
Intel Corporation	578,302	16,504,739	0.19
Qorvo Incorporated †	352,091	19,544,571	0.23
Taiwan Semiconductor Manufacturing Company Limited	5,583,298	22,136,877	0.26
Other securities		162,207,709	1.87

		237,194,515	2.74

Software: 2.65%
Microsoft Corporation	979,473	42,626,665	0.49
Other securities		186,782,378	2.16

		229,409,043	2.65

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	103

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 2.28%
Apple Incorporated	1,057,843	$119,282,377	1.38%
Samsung Electronics Company Limited	19,400	17,862,270	0.21
Other securities		59,913,144	0.69

		197,057,791	2.28

Materials: 4.80%

Chemicals: 2.42%
Other securities		209,540,390	2.42

Construction Materials: 0.47%
Other securities		40,719,101	0.47

Containers & Packaging: 0.41%
Other securities		35,313,021	0.41

Metals & Mining: 1.26%
Other securities		109,153,713	1.26

Paper & Forest Products: 0.24%
Other securities		21,305,798	0.24

Telecommunication Services: 2.61%

Diversified Telecommunication Services: 1.38%
AT&T Incorporated	746,177	24,773,076	0.29
Verizon Communications Incorporated	495,597	22,802,418	0.26
Other securities		71,614,948	0.83

		119,190,442	1.38

Wireless Telecommunication Services: 1.23%
China Mobile Limited	1,654,000	20,039,948	0.23
Other securities		86,394,314	1.00

		106,434,262	1.23

Utilities: 4.13%

Electric Utilities: 1.83%
Other securities		158,522,662	1.83

Gas Utilities: 0.67%
Other securities		58,484,138	0.67

Independent Power & Renewable Electricity Producers: 0.30%
Other securities		25,916,167	0.30

Multi-Utilities: 1.18%
Other securities		102,313,441	1.18

Water Utilities: 0.15%
Other securities		12,711,954	0.15

Total Common Stocks (Cost $6,654,087,357)		8,585,762,784	99.13

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Preferred Stocks: 0.39%

Consumer Discretionary: 0.06%

Automobiles: 0.05%
Other securities	$4,543,565	0.05%

Multiline Retail: 0.01%
Other securities	883,845	0.01

Consumer Staples: 0.03%

Beverages: 0.00%
Other securities	69,815	0.00

Food & Staples Retailing: 0.01%
Other securities	719,246	0.01

Household Products: 0.02%
Other securities	1,782,670	0.02

Energy: 0.06%

Oil, Gas & Consumable Fuels: 0.06%
Other securities	4,972,313	0.06

Financials: 0.15%

Banks: 0.15%
Other securities	13,050,170	0.15

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Other securities	275	0.00

Information Technology: 0.03%

Technology Hardware, Storage & Peripherals: 0.03%
Other securities	2,208,928	0.03

Materials: 0.04%

Chemicals: 0.01%
Other securities	889,602	0.01

Metals & Mining: 0.03%
Other securities	2,540,796	0.03

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Other securities	1,460,640	0.02

Utilities: 0.00%

Electric Utilities: 0.00%
Other securities	347,005	0.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	105

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Multi-Utilities: 0.00%
Other securities	$45,307	0.00%

Total Preferred Stocks (Cost $63,930,319)	33,514,177	0.39

Rights: 0.00%

Financials: 0.00%

Banks: 0.00%
Other securities	86	0.00

Capital Markets: 0.00%
Other securities	1,305	0.00

Health Care: 0.00%

Biotechnology: 0.00%
Other securities	0	0.00

Information Technology: 0.00%

Software: 0.00%
Other securities	351	0.00

Total Rights (Cost $460)	1,742	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Other securities	114,270	0.00

Hotels, Restaurants & Leisure: 0.00%
Other securities	1,994	0.00

Media: 0.00%
Other securities	383	0.00

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities	956	0.00

Oil, Gas & Consumable Fuels: 0.00%
Other securities	41	0.00

Financials: 0.00%

Real Estate Management & Development: 0.00%
Other securities	11,747	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities	1,881	0.00

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Materials: 0.00%

Chemicals: 0.00%
Other securities			$4,114	0.00%

Utilities: 0.00%

Water Utilities: 0.00%
Other securities			515	0.00

Total Warrants (Cost $133,450)			135,901	0.00

	Yield	Shares
Short-Term Investments: 3.95%

Investment Companies: 3.95%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	182,616,970	182,616,970	2.11
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15	159,716,872	159,716,872	1.84

Total Short-Term Investments (Cost $342,333,842)			342,333,842	3.95

Total investments in securities (Cost $7,060,485,428) *			8,961,748,446	103.47
Other assets and liabilities, net			(300,178,775)	(3.47)

Total net assets			$8,661,569,671	100.00%

†	Non-income-earning security

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $7,133,894,682 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,587,926,961
Gross unrealized losses	(760,073,197)

Net unrealized gains	$1,827,853,764

The following table shows percent of total long-term investments by geographic locations as of August 31, 2015:

United States	65.29%
Japan	7.00
United Kingdom	3.22
China	2.24
Australia	1.60
Taiwan	1.56
Hong Kong	1.53
Switzerland	1.53
France	1.37
Canada	1.35
India	1.24
Germany	1.22
Ireland	1.13
South Korea	1.06
Other	8.66

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	107

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 39.88%
Abbey National Treasury Services plc	0.08%	9-1-2015	$10,000,000	$10,000,000
Abbey National Treasury Services plc (z)	0.30	10-2-2015	4,000,000	3,999,560
Agricultural Bank of China ±	0.42	9-2-2016	3,000,000	3,000,006
Banco del Estado de Chile	0.26	9-8-2015	1,000,000	1,000,040
Banco del Estado de Chile	0.26	9-22-2015	1,000,000	1,000,080
Bank of Montreal	0.27	10-22-2015	4,000,000	4,000,600
Bank of Montreal ±	0.29	10-19-2015	7,000,000	6,999,790
Bank of New York	0.07	9-1-2015	19,000,000	19,000,000
Bank of Nova Scotia ±	0.32	12-21-2015	1,000,000	999,960
Bank of Nova Scotia ±	0.36	11-25-2015	8,000,000	7,998,720
Bank of Nova Scotia ±	0.36	1-8-2016	3,000,000	2,999,760
Bank of Nova Scotia ±	0.51	1-8-2016	2,000,000	2,000,380
Bedford Row Funding Corporation 144A±	0.29	9-2-2015	2,000,000	2,000,000
China Shipping Container Lines (z)	0.45	9-1-2015	8,000,000	8,000,000
CNPC Finance 144A(z)	0.40	9-1-2015	5,000,000	5,000,000
COFCO Capital Corporation (z)	0.50	9-1-2015	2,000,000	2,000,000
Commonwealth Bank of Australia	0.15	9-1-2015	3,000,000	3,000,000
Cooperatieve Centrale	0.29	11-4-2015	5,000,000	4,999,950
Cooperatieve Centrale ±	0.32	10-9-2015	3,000,000	2,999,640
Cooperatieve Centrale ±	0.44	7-12-2016	2,000,000	1,999,900
Credit Agricole SA	0.08	9-1-2015	32,000,000	32,000,000
Crown Point Capital Company 144A(z)	0.30	9-1-2015	8,000,000	8,000,000
DG Bank (New York)	0.30	10-14-2015	5,000,000	5,000,500
DNB Nor Bank ASA	0.07	9-1-2015	18,000,000	18,000,000
HSBC Bank plc	0.09	9-1-2015	32,000,000	32,000,000
HSBC Bank plc	0.31	9-3-2015	5,000,000	5,000,050
HSBC Bank plc ±	0.35	1-5-2016	3,000,000	2,999,760
HSBC Bank plc ±	0.35	1-11-2016	2,000,000	1,999,840
HSBC Bank plc ±	0.35	1-15-2016	5,000,000	4,999,800
HSBC Bank plc ±	0.35	2-9-2016	3,000,000	2,999,730
KBC Bank	0.07	9-1-2015	17,000,000	17,000,000
Lloyds Bank plc	0.07	9-1-2015	4,000,000	4,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.28	9-18-2015	5,000,000	5,000,250
Mitsubishi UFJ Trust & Banking Corporation	0.30	11-3-2015	2,000,000	2,000,180
Mizuho Corporate Bank (z)	0.30	9-4-2015	3,000,000	2,999,925
Mizuho Corporate Bank (z)	0.30	9-8-2015	1,000,000	999,942
National Bank of Canada ±	0.44	11-6-2015	3,000,000	3,000,180
National Bank of Canada	0.48	1-13-2016	4,000,000	4,001,644
National Bank of Canada	0.07	9-1-2015	4,000,000	4,000,000
Natixis (New York) ±	0.27	9-18-2015	5,000,000	4,999,900
Nordea Bank AB	0.06	9-1-2015	8,000,000	8,000,000
Norinchukin Bank	0.26	9-11-2015	5,000,000	5,000,150
Norinchukin Bank	0.27	10-5-2015	5,000,000	5,000,300
Norinchukin Bank	0.28	10-16-2015	5,000,000	5,000,300
NV Bank Nederlandse Gemeenten 144A±	0.29	9-3-2015	3,000,000	3,000,000
Oversea Chinese Banking Corporation	0.24	9-18-2015	7,000,000	7,000,140
Oversea Chinese Banking Corporation ±	0.34	1-14-2016	7,000,000	6,999,440
Royal Bank of Canada ±	0.28	9-4-2015	3,000,000	3,000,000
Royal Bank of Canada ±	0.51	12-16-2015	2,000,000	2,000,850
Skandinaviska Enskilda Banken AG	0.07	9-1-2015	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2015 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Skandinaviska Enskilda Banken AG	0.13%	9-1-2015	$17,000,000	$17,000,000
Societe Generale ±	0.28	1-26-2016	6,000,000	5,999,400
Standard Chartered Bank ±	0.40	2-29-2016	3,000,000	2,999,700
Standard Chartered Bank ±	0.29	1-11-2016	3,000,000	2,999,880
Standard Chartered Bank	0.30	10-1-2015	1,000,000	1,000,100
Standard Chartered Bank ±	0.38	2-16-2016	5,000,000	4,999,550
Standard Chartered Bank ±	0.38	2-8-2016	3,000,000	2,999,730
Standard Chartered Bank ±	0.39	3-11-2016	2,000,000	1,999,800
State Street Bank & Trust Company ±	0.32	10-1-2015	4,000,000	3,999,680
State Street Bank & Trust Company ±	0.34	10-23-2015	3,000,000	2,999,520
State Street Bank & Trust Company ±	0.36	2-11-2016	4,000,000	3,999,640
State Street Bank & Trust Company ±	0.41	4-11-2016	3,000,000	2,999,640
Sumitomo Mitsui Banking Corporation	0.18	9-14-2015	5,000,000	5,000,000
Sumitomo Mitsui Banking Corporation	0.26	9-8-2015	8,000,000	8,000,160
Sumitomo Mitsui Banking Corporation	0.29	10-28-2015	5,000,000	5,000,450
Sumitomo Trust & Banking Corporation	0.28	10-1-2015	4,000,000	4,000,280
Sumitomo Trust & Banking Corporation	0.28	10-2-2015	10,000,000	10,000,700
Sumitomo Trust & Banking Corporation	0.28	10-8-2015	3,000,000	3,000,210
Sumitomo Trust & Banking Corporation	0.33	11-24-2015	5,000,000	5,000,100
Svenska Handelsbanken ±	0.29	12-9-2015	4,000,000	3,999,880
Svenska Handelsbanken ±	0.35	1-19-2016	8,000,000	7,999,360
Swedbank	0.05	9-1-2015	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.28	11-9-2015	3,000,000	2,999,880
Toronto-Dominion Bank ±	0.29	11-18-2015	3,000,000	2,999,820
Toronto-Dominion Bank ±	0.30	4-1-2016	2,000,000	1,999,740
Toronto-Dominion Bank ±	0.31	11-6-2015	3,000,000	2,999,370
Toronto-Dominion Bank ±	0.32	4-15-2016	2,000,000	1,999,640
Toronto-Dominion Bank ±	0.35	3-16-2016	4,000,000	3,999,760
Toyota Motor Credit ±	0.37	2-18-2016	2,000,000	2,000,000
Westpac Banking Corporation ±	0.29	11-3-2015	7,000,000	6,999,790

Total Certificates of Deposit (Cost $451,002,694)				450,997,047

Commercial Paper: 43.67%
Albion Capital Corporation 144A(z)	0.29	10-26-2015	5,000,000	4,998,500
Anglesea Funding LLC 144A±(p)	0.32	12-18-2015	2,000,000	1,999,880
Anglesea Funding LLC 144A±(p)	0.33	11-12-2015	1,000,000	999,980
Anglesea Funding LLC 144A±(p)	0.33	12-29-2015	2,000,000	1,999,860
Anglesea Funding LLC 144A(z)(p)	0.17	9-2-2015	4,000,000	3,999,960
Antalis S.A. 144A(z)	0.23	9-2-2015	5,000,000	4,999,950
Antalis S.A. 144A(z)	0.23	9-21-2015	2,000,000	1,999,800
Antalis S.A. 144A(z)	0.31	10-5-2015	3,000,000	2,999,280
Atlantic Asset Securitization Corporation 144A±(p)	0.28	4-12-2016	4,000,000	3,999,720
Atlantic Asset Securitization Corporation 144A±(p)	0.29	4-15-2016	4,000,000	3,999,720
Atlantic Asset Securitization Corporation 144A±(p)	0.29	4-27-2016	3,000,000	2,999,610
Australia & New Zealand Banking Group 144A±	0.43	4-18-2016	4,000,000	3,999,240
Australia & New Zealand Banking Group 144A±	0.30	12-21-2015	1,000,000	999,730
Banco de Credito e Inversiones 144A(z)	0.46	10-5-2015	3,000,000	2,999,490
Banco de Credito e Inversiones 144A(z)	0.48	10-30-2015	2,000,000	1,999,340
Banco del Estado de Chile 144A(z)	0.35	9-2-2015	2,000,000	1,999,980
Banco del Estado de Chile 144A(z)	0.35	9-8-2015	2,000,000	1,999,940

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	109

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Banco del Estado de Chile 144A(z)	0.35%	9-17-2015	$2,000,000	$1,999,860
Banco del Estado de Chile 144A(z)	0.35	10-5-2015	2,000,000	1,999,660
Banco del Estado de Chile 144A(z)	0.35	10-8-2015	1,000,000	999,820
Banco Santander Chile 144A(z)	0.25	9-2-2015	2,000,000	1,999,980
Bank of Nova Scotia 144A±	0.31	12-1-2015	2,000,000	1,999,960
Bank of Nova Scotia 144A±	0.33	4-1-2016	4,000,000	3,999,400
Banque et Caisse d’Epargne de l’Etat (z)	0.30	11-17-2015	2,000,000	1,998,560
Barton Capital LLC 144A(z)	0.25	9-11-2015	1,000,000	999,960
Bedford Row Funding Corporation 144A±(p)	0.32	1-14-2016	2,000,000	1,999,920
Bedford Row Funding Corporation 144A±(p)	0.36	1-20-2016	2,000,000	1,999,840
Bedford Row Funding Corporation 144A±(p)	0.30	9-16-2015	2,000,000	1,999,960
Bedford Row Funding Corporation 144A±(p)	0.35	2-1-2016	3,000,000	2,999,460
Bedford Row Funding Corporation 144A±(p)	0.39	2-16-2016	2,000,000	1,999,860
Bennington Sark Capital Company 144A(z)	0.25	9-3-2015	3,000,000	2,999,970
Bennington Sark Capital Company 144A(z)	0.25	9-8-2015	3,000,000	2,999,880
Bennington Sark Capital Company 144A±	0.44	5-13-2016	2,000,000	1,999,680
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	9-21-2015	2,000,000	1,999,820
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	9-24-2015	5,000,000	4,999,500
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	9-23-2015	10,000,000	9,999,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	9-28-2015	3,000,000	2,999,610
Caisse Des Depots et Consignations 144A(z)	0.24	10-6-2015	5,000,000	4,998,900
CDP Financial Incorporated 144A(z)	0.17	9-14-2015	6,000,000	5,999,760
Chesham Finance Limited 144A(z)	0.17	9-1-2015	2,000,000	1,999,990
Chesham Finance Limited 144A(z)	0.17	9-1-2015	2,000,000	1,999,991
China International Marine Containers Group Limited (z)	0.45	9-2-2015	4,000,000	3,999,960
China International Marine Containers Group Limited (z)	0.50	9-3-2015	2,000,000	1,999,980
China Shipping Container Lines (z)	0.50	9-3-2015	5,000,000	4,999,950
Chinatex Capital Limited (z)	0.45	9-3-2015	7,000,000	6,999,790
CNPC Finance 144A(z)	0.41	9-2-2015	4,000,000	3,999,960
CNPC Finance 144A(z)	0.45	9-8-2015	5,000,000	4,999,850
CNPC Finance 144A(z)	0.45	9-9-2015	2,000,000	1,999,920
COFCO Capital Corporation (z)	0.20	9-10-2015	2,000,000	1,999,900
Collateralized Commercial Paper Company LLC 144A±	0.46	4-22-2016	5,000,000	4,999,350
Collateralized Commercial Paper Company LLC ±	0.46	4-22-2016	5,000,000	4,999,350
Collateralized Commercial Paper Company LLC 144A±	0.49	6-8-2016	4,000,000	3,999,680
Commonwealth Bank of Australia 144A±	0.30	2-25-2016	5,000,000	4,999,500
Concord Minutemen Capital Company 144A(z)(p)	0.24	9-9-2015	2,000,000	1,999,920
Concord Minutemen Capital Company 144A(z)(p)	0.30	9-2-2015	3,000,000	2,999,970
Concord Minutemen Capital Company 144A(z)(p)	0.30	10-1-2015	2,000,000	1,999,600
Concord Minutemen Capital Company 144A(z)(p)	0.30	10-6-2015	8,000,000	7,998,000
Concord Minutemen Capital Company 144A(z)(p)	0.20	9-10-2015	3,000,000	2,999,850
Concord Minutemen Capital Company 144A(z)(p)	0.20	9-14-2015	3,000,000	2,999,790
Crown Point Capital Company 144A(z)(p)	0.24	9-3-2015	3,000,000	2,999,970
Crown Point Capital Company 144A(z)(p)	0.24	9-16-2015	1,000,000	999,920
Crown Point Capital Company 144A(z)(p)	0.30	10-1-2015	1,000,000	999,800
Crown Point Capital Company 144A(z)(p)	0.30	10-9-2015	3,000,000	2,999,160
Erste Abwicklungsanstalt 144A(z)	0.21	9-10-2015	2,000,000	1,999,940
Erste Abwicklungsanstalt 144A(z)	0.21	9-11-2015	1,000,000	999,970
Erste Abwicklungsanstalt 144A(z)	0.27	10-23-2015	2,000,000	1,999,520
Erste Abwicklungsanstalt 144A(z)	0.27	11-9-2015	4,000,000	3,998,560

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2015 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Erste Abwicklungsanstalt 144A(z)	0.32%	11-24-2015	$1,000,000	$999,520
Erste Abwicklungsanstalt 144A±	0.38	2-9-2016	1,000,000	999,910
European Investment Bank (z)	0.19	10-2-2015	3,000,000	2,999,493
European Investment Bank (z)	0.20	9-24-2015	5,000,000	4,999,350
European Investment Bank (z)	0.20	9-23-2015	6,000,000	5,999,280
Gotham Funding Corporation 144A(z)(p)	0.20	9-2-2015	1,000,000	999,990
Gotham Funding Corporation 144A(z)(p)	0.20	9-3-2015	1,000,000	999,990
Gotham Funding Corporation 144A(z)(p)	0.20	9-9-2015	1,000,000	999,960
Gotham Funding Corporation 144A(z)(p)	0.20	9-10-2015	1,000,000	999,950
Gotham Funding Corporation 144A(z)(p)	0.20	9-14-2015	2,000,000	1,999,860
Gotham Funding Corporation 144A(z)(p)	0.20	9-15-2015	2,000,000	1,999,860
Gotham Funding Corporation 144A(z)(p)	0.20	9-16-2015	1,000,000	999,920
Gotham Funding Corporation 144A(z)(p)	0.20	9-17-2015	1,000,000	999,920
Halkin Finance LLC 144A(z)	0.20	9-2-2015	2,000,000	1,999,980
Halkin Finance LLC 144A(z)	0.20	9-3-2015	1,000,000	999,990
Hannover Funding Company LLC 144A(z)(p)	0.40	9-3-2015	12,000,000	11,999,880
HSBC Bank plc 144A±	0.34	2-8-2016	2,000,000	1,999,900
Institutional Secured Funding LLC 144A(z)(p)	0.25	9-1-2015	2,000,000	1,999,992
Institutional Secured Funding LLC 144A(z)(p)	0.35	9-3-2015	1,000,000	999,990
Institutional Secured Funding LLC 144A(z)(p)	0.38	9-2-2015	5,000,000	4,999,950
JPMorgan Securities Incorporated 144A±	0.40	11-19-2015	3,000,000	2,999,820
Kells Funding LLC 144A±(p)	0.28	9-18-2015	2,000,000	1,999,900
Kells Funding LLC 144A±(p)	0.28	10-7-2015	1,000,000	999,890
Kells Funding LLC 144A±(p)	0.29	9-23-2015	3,000,000	2,999,790
Kells Funding LLC 144A±(p)	0.29	9-29-2015	2,000,000	1,999,820
Kells Funding LLC 144A±(p)	0.30	1-11-2016	2,000,000	1,999,700
Kells Funding LLC 144A±(p)	0.35	2-25-2016	2,000,000	1,999,820
Kells Funding LLC 144A±(p)	0.35	2-22-2016	2,000,000	1,999,800
Legacy Capital Company 144A(z)(p)	0.30	9-21-2015	1,000,000	999,900
Legacy Capital Company 144A(z)(p)	0.30	9-24-2015	2,000,000	1,999,740
Lexington Parker Capital Company LLC 144A(z)(p)	0.24	9-16-2015	1,000,000	999,920
Lexington Parker Capital Company LLC 144A(z)(p)	0.25	9-14-2015	6,000,000	5,999,580
Lexington Parker Capital Company LLC 144A(z)(p)	0.30	9-2-2015	3,000,000	2,999,970
Lexington Parker Capital Company LLC 144A(z)(p)	0.30	10-6-2015	5,000,000	4,998,750
Lexington Parker Capital Company LLC 144A(z)(p)	0.30	10-13-2015	1,000,000	999,680
Lexington Parker Capital Company LLC 144A(z)(p)	0.20	9-10-2015	3,000,000	2,999,850
Lexington Parker Capital Company LLC 144A(z)(p)	0.30	9-9-2015	1,000,000	999,960
Lexington Parker Capital Company LLC 144A(z)(p)	0.30	10-9-2015	2,000,000	1,999,440
Liberty Street Funding LLC 144A(z)(p)	0.21	9-8-2015	3,000,000	2,999,880
Liberty Street Funding LLC 144A(z)(p)	0.22	9-9-2015	2,000,000	1,999,920
Liberty Street Funding LLC 144A(z)(p)	0.22	9-17-2015	3,000,000	2,999,760
Manhattan Asset Funding Company (z)(p)	0.23	9-16-2015	3,000,000	2,999,760
Matchpoint Master Trust 144A(z)(p)	0.30	9-17-2015	5,000,000	4,999,600
Matchpoint Master Trust 144A(z)(p)	0.30	10-7-2015	4,000,000	3,998,960
Matchpoint Master Trust 144A(z)(p)	0.32	10-8-2015	3,000,000	2,999,220
Matchpoint Master Trust 144A(z)(p)	0.34	11-23-2015	2,000,000	1,998,360
Matchpoint Master Trust 144A(z)(p)	0.35	11-19-2015	4,000,000	3,996,960
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.28	10-1-2015	5,000,000	4,999,150
Mizuho Corporate Bank (z)	0.34	10-6-2015	3,000,000	2,999,310
Mont Blanc Capital Corporation 144A(z)	0.30	10-14-2015	2,000,000	1,999,340

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	111

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Mountcliff Funding LLC 144A(z)(p)	0.16%	9-1-2015	$10,000,000	$9,999,953
National Australia Bank Limited 144A±	0.33	1-8-2016	5,000,000	4,999,650
National Australia Bank Limited 144A±	0.33	11-20-2015	3,000,000	2,999,430
Nationwide Building Society 144A(z)	0.40	12-4-2015	5,000,000	4,996,750
Nationwide Building Society 144A(z)	0.41	12-1-2015	4,000,000	3,997,520
Nederlandse Waterschapsbank 144A(z)	0.25	10-27-2015	6,000,000	5,997,720
Nederlandse Waterschapsbank 144A±	0.36	2-26-2016	5,000,000	4,999,500
Nederlandse Waterschapsbank 144A±	0.37	3-18-2016	5,000,000	4,999,450
Nederlandse Waterschapsbank 144A±	0.37	3-21-2016	4,000,000	3,999,560
NRW Bank 144A(z)	0.17	9-18-2015	2,000,000	1,999,840
NRW Bank 144A(z)	0.18	9-22-2015	4,000,000	3,999,600
NV Bank Nederlandse Gemeenten 144A±	0.27	11-9-2015	5,000,000	4,999,800
NV Bank Nederlandse Gemeenten 144A±	0.28	12-10-2015	2,000,000	1,999,920
NV Bank Nederlandse Gemeenten 144A±	0.29	1-25-2016	5,000,000	4,999,550
NV Bank Nederlandse Gemeenten 144A(z)	0.29	9-21-2015	3,000,000	2,999,790
NV Bank Nederlandse Gemeenten 144A±	0.37	3-29-2016	5,000,000	4,999,450
Ridgefield Funding Company LLC 144A±(p)	0.30	2-16-2016	5,000,000	4,999,800
Ridgefield Funding Company LLC 144A±(p)	0.29	11-6-2015	4,000,000	3,999,920
Ridgefield Funding Company LLC 144A±(p)	0.29	2-8-2016	7,000,000	6,999,650
Sinochem Company Limited (z)	0.19	9-8-2015	5,000,000	4,999,900
Skandinaviska Enskilda Banken AG 144A(z)	0.27	9-18-2015	4,000,000	3,999,800
Starbird Funding Corporation 144A(z)(p)	0.30	10-7-2015	2,000,000	1,999,480
Starbird Funding Corporation 144A(z)(p)	0.32	10-28-2015	1,000,000	999,510
Sumitomo Mitsui Banking Corporation 144A(z)	0.28	10-7-2015	2,000,000	1,999,580
Sumitomo Trust & Banking Corporation 144A(z)	0.28	10-19-2015	2,000,000	1,999,380
Suncorp Group Limited 144A(z)	0.35	10-8-2015	2,000,000	1,999,640
Suncorp Group Limited 144A(z)	0.35	10-15-2015	1,000,000	999,780
Suncorp Group Limited 144A(z)	0.36	11-12-2015	1,000,000	999,560
Suncorp Group Limited 144A(z)	0.36	11-16-2015	1,000,000	999,520
Suncorp Group Limited 144A(z)	0.39	10-26-2015	1,000,000	999,700
Suncorp Group Limited 144A(z)	0.39	10-28-2015	2,000,000	1,999,360
Swedbank (z)	0.25	9-8-2015	4,000,000	3,999,880
T.C.L. Industries Holdings (H.K.) Limited (z)	0.50	9-14-2015	2,000,000	1,999,837
Toyota Motor Credit Corporation ±	0.28	12-1-2015	4,000,000	3,999,800
Versailles Commercial Paper LLC 144A±	0.27	3-11-2016	3,000,000	2,999,820
Versailles Commercial Paper LLC 144A±	0.27	4-8-2016	2,000,000	1,999,880
Victory Receivables 144A(z)(p)	0.20	9-8-2015	4,000,000	3,999,840
Victory Receivables 144A(z)(p)	0.20	9-21-2015	2,000,000	1,999,800
Victory Receivables 144A(z)(p)	0.20	9-25-2015	5,000,000	4,999,300
Victory Receivables 144A(z)(p)	0.22	10-1-2015	1,000,000	999,800
Westpac Banking Corporation 144A±	0.29	10-19-2015	4,000,000	3,999,880
Westpac Banking Corporation 144A±	0.26	12-7-2015	3,000,000	2,999,910
Westpac Banking Corporation 144A±	0.31	2-18-2016	2,000,000	1,999,880
Working Capital Management Company (z)	0.20	9-10-2015	6,000,000	5,999,700

Total Commercial Paper (Cost $493,936,822)				493,939,106

Corporate Bonds and Notes: 0.30%

Financials: 0.09%

Diversified Financial Services: 0.09%
Overseas Private Investment Corporation ±§	0.17	7-9-2026	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2015 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 0.17%

Health Care Providers & Services: 0.17%
Keep Memory Alive ±§	0.14%	5-1-2037	$950,000	$950,000
Providence Health & Services ±§	0.20	10-1-2042	970,000	970,000

				1,920,000

Materials: 0.04%

Metals & Mining: 0.04%
SSAB AB ±§	0.17	6-1-2035	500,000	500,000

Total Corporate Bonds and Notes (Cost $3,420,000)				3,420,000

Municipal Obligations: 4.36%

Arizona: 0.18%
Salt River Project Agricultural Improvement & Power District Series D-1 (Utilities Revenue) (z)	0.20	9-9-2015	1,000,000	999,960
Salt River Project Agricultural Improvement & Power District Series D-1 (Utilities Revenue) (z)	0.20	9-10-2015	1,000,000	999,950

				1,999,910

California: 0.26%
Peralta CA Community College District Series B-2 (Education Revenue, Barclays Bank plc LOC) ø	0.22	8-5-2020	3,000,000	3,000,000

Colorado: 0.10%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.15	10-1-2033	890,000	890,000
Colorado HFA MFHR Fort Carson Family Project Series B-2 (Housing Revenue, FHLB SPA) ø	0.15	5-1-2052	240,000	240,000

				1,130,000

Connecticut: 1.33%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue) 144Aø	0.40	4-15-2046	15,000,000	15,000,000

Florida: 0.09%
Citrus County FL Poll Control Series B PFOTER Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.40	6-15-2016	1,008,000	1,008,000

Georgia: 0.04%
Municipal Electric Authority of Georgia Series TX-B (Utilities Revenue)	0.19	9-10-2015	500,000	500,005

Maryland: 0.26%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA) ø	0.17	9-1-2033	3,000,000	3,000,000

New Jersey: 0.44%
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø	0.19	6-28-2016	5,000,000	5,000,000

New York: 0.27%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC) ø	0.45	5-1-2048	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	113

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Ohio: 0.01%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured, FHLB SPA) ø	0.15%	9-1-2039	$149,000	$149,000

Oregon: 0.09%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	5-1-2035	1,000,000	1,000,000

Other: 0.24%
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.40	12-1-2038	1,690,000	1,690,000
Residual Interest Bond Floater Trust Delnor Health System Series 2014 (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.22	11-25-2017	1,000,000	1,000,000

				2,690,000

Pennsylvania: 0.09%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø	0.30	7-1-2017	1,000,000	1,000,000

South Carolina: 0.35%
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.20	9-15-2015	3,000,000	3,000,030
South Carolina Public Service Authority Series EE (Utilities Revenue) ø	0.20	9-16-2015	1,000,000	1,000,000

				4,000,030

Tennessee: 0.22%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts Series 2015-XF1023 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.27	7-1-2033	2,500,000	2,500,000

Texas: 0.21%
Dallas-Fort Worth TX International Airport Series DBE-1127-X Deutsche Bank SPEAR/LIFER Trust (Airport Revenue, Deutsche Bank LIQ) 144Aø	0.22	11-1-2035	2,000,000	2,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144Aø	0.32	12-15-2026	365,803	365,803

				2,365,803

Washington: 0.09%
Port of Seattle WA Series D-1 (Airport Revenue)	0.28	10-1-2015	1,000,000	1,000,020

Wisconsin: 0.09%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø	0.15	1-1-2042	995,000	995,000

Total Municipal Obligations (Cost $49,337,709)				49,337,768

Repurchase Agreements^^: 12.03%
Bank of America Corporation, dated 8-31-2015, maturity value $25,009,768 (1)	0.14	9-1-2015	25,009,671	25,009,671
Credit Agricole, dated 8-31-2015, maturity value $25,000,104 (2)	0.15	9-1-2015	25,000,000	25,000,000
Goldman Sachs & Company, dated 8-31-2015, maturity value $25,000,076 (3)	0.11	9-1-2015	25,000,000	25,000,000
GX Clarke & Company dated 8-31-2015, maturity value $5,000,024 (4)	0.17	9-1-2015	5,000,000	5,000,000
Royal Bank of Scotland, dated 8-31-2015, maturity value $56,000,233 (5)	0.15	9-1-2015	56,000,000	56,000,000

Total Repurchase Agreements (Cost $136,009,671)				136,009,671

Total investments in securities (Cost $1,133,706,896) *	100.24%	1,133,703,592
Other assets and liabilities, net	(0.24)	(2,711,096)

Total net assets	100.00%	$1,130,992,496

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2015 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(p)	Asset-backed commerical paper

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00%, 6-1-2045, fair value including accrued interest is $25,759,961.

(2)	U.S. government securities, 0.00% to 8.13%, 9-10-2015 to 6-20-2065, fair value including accrued interest is $25,670,473.

(3)	U.S. government securities, 0.00% to 5.50%, 10-9-2015 to 7-1-2045, fair value including accrued interest is $25,675,151.

(4)	U.S. government securities, 0.25% to 11.00%, 11-15-2015 to 2-20-2045, fair value including accrued interest is $5,124,869.

(5)	U.S. government securities, 0.09% to 8.75%, 12-15-2015 to 7-15-2051, fair value including accrued interest is $57,144,182.

*	Cost for federal income tax purposes is $1,133,706,896 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,022
Gross unrealized losses	(26,326)

Net unrealized losses	$(3,304)

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	115

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,953,604,408	$8,589,401,333	$997,693,921
In affiliated securities, at value (see cost below)	168,289,830	372,347,113	0
In repurchase agreements, at amortized cost	0	0	136,009,671

Total investments, at value (see cost below)	6,121,894,238	8,961,748,446	1,133,703,592
Cash	0	20,520	0
Segregated cash	0	8,658,509	0
Foreign currency, at value (see cost below)	250,743	42,724,203	0
Receivable for investments sold	72,464,785	43	280,000
Principal paydown receivable	1,005	0	0
Receivable for dividends and interest	41,693,140	15,408,793	125,852
Receivable for daily variation margin on open futures contracts	0	173,426	0
Receivable for securities lending income	3,290	0	0
Prepaid expenses and other assets	0	11,368	6,204

Total assets	6,236,307,201	9,028,745,308	1,134,115,648

Liabilities
Payable for investments purchased	99,074,744	182,535,438	2,999,496
Payable upon receipt of securities loaned	3,815,736	182,616,970	0
Payable for daily variation margin on open futures contracts	0	594,001	0
Due to custodian bank	0	0	1,042
Advisory fee payable	786,875	1,064,437	95,615
Accrued expenses and other liabilities	97,388	364,791	26,999

Total liabilities	103,774,743	367,175,637	3,123,152

Total net assets	$6,132,532,458	$8,661,569,671	$1,130,992,496

Investments in unaffiliated securities, at cost	$6,024,830,448	$6,701,629,999	$1,133,706,896

Investments in affiliated securities, at cost	$167,292,014	$358,855,429	$0

Total investments, at cost	$6,192,122,462	$7,060,485,428	$1,133,706,896

Securities on loan, at value	$3,736,339	$176,634,594	$0

Foreign currency, at cost	$253,797	$44,018,994	$0

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2015 (unaudited)

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest*	$76,015,085	$17,649	$1,213,899
Income from affiliated securities	555,041	505,295	0
Securities lending income, net	29,029	2,644,813	0
Dividends**	0	107,237,653	0

Total investment income	76,599,155	110,405,410	1,213,899

Expenses
Advisory fee	4,688,091	6,537,114	515,027
Custody and accounting fees	232,468	990,492	46,236
Professional fees	35,687	37,361	22,886
Shareholder report expenses	5,754	16,263	2,311
Trustees’ fees and expenses	5,765	5,561	5,261
Other fees and expenses	21,799	80,799	9,753

Total expenses	4,989,564	7,667,590	601,474

Net investment income	71,609,591	102,737,820	612,425

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(23,805,098)	119,550,895	660
Affiliated securities	27,193	114,389	0
Futures transactions	0	10,946,089	0

Net realized gain (losses) on investments	(23,777,905)	130,611,373	660

Net change in unrealized gains (losses) on:
Unaffiliated securities	(128,594,227)	(833,638,358)	(5,135)
Affiliated securities	(854,127)	(953,789)	0
Futures transactions	0	(31,987,113)	0

Net change in unrealized gains (losses) on investments	(129,448,354)	(866,579,260)	(5,135)

Net realized and unrealized gains (losses) on investments	(153,226,259)	(735,967,887)	(4,475)

Net increase (decrease) in net assets resulting from operations	$(81,616,668)	$(633,230,067)	$607,950

* Net of foreign interest withholding taxes in the amount of	$669,765	$0	$0
** Net of foreign dividend withholding taxes in the amount of	$0	$6,167,014	$0

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	117

	Diversified Fixed Income Portfolio
	Six months ended August 31, 2015 (unaudited)	Year ended February 28, 2015

Operations
Net investment income	$71,609,591	$141,774,065
Net realized losses on investments	(23,777,905)	(474,779)
Net change in unrealized gains (losses) on investments	(129,448,354)	(49,525,913)

Net increase (decrease) in net assets resulting from operations	(81,616,668)	91,773,373

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	706,735,344	1,267,837,999
Withdrawals	(577,332,838)	(1,089,681,898)

Net increase in net assets resulting from capital share transactions	129,402,506	178,156,101

Total increase in net assets	47,785,838	269,929,474

Net assets
Beginning of period	6,084,746,620	5,814,817,146

End of period	$6,132,532,458	$6,084,746,620

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Stock Portfolio
	Six months ended August 31, 2015 (unaudited)	Year ended February 28, 2015

Operations
Net investment income	$102,737,820	$174,927,892
Net realized gains on investments	130,611,373	328,329,174
Net change in unrealized gains (losses) on investments	(866,579,260)	331,653,688

Net increase (decrease) in net assets resulting from operations	(633,230,067)	834,910,754

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	563,785,019	1,110,756,255
Withdrawals	(947,694,916)	(1,789,089,600)

Net decrease in net assets resulting from capital share transactions	(383,909,897)	(678,333,345)

Total increase (decrease) in net assets	(1,017,139,964)	156,577,409

Net assets
Beginning of period	9,678,709,635	9,522,132,226

End of period	$8,661,569,671	$9,678,709,635

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	119

	Short-Term Investment Portfolio
	Six months ended August 31, 2015 (unaudited)	Year ended February 28, 2015

Operations
Net investment income	$612,425	$523,274
Net realized gains on investments	660	4,363
Net change in unrealized gains (losses) on investments	(5,135)	(8,658)

Net increase in net assets resulting from operations	607,950	518,979

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	335,899,301	368,626,024
Withdrawals	(96,777,802)	(160,133,314)

Net increase in net assets resulting from capital share transactions	239,121,499	208,492,710

Total increase in net assets	239,729,449	209,011,689

Net assets
Beginning of period	891,263,047	682,251,358

End of period	$1,130,992,496	$891,263,047

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Diversified Fixed Income Portfolio
Six months ended August 31, 2015 (unaudited)	2.29%	0.16%	0.16%	(1.25)%	22%
Year ended February 28, 2015	2.28%	0.16%	0.16%	1.54%	49%
Year ended February 28, 2014	2.25%	0.19%	0.19%	0.47%	44%
Year ended February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
Year ended February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
Year ended February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%

Diversified Stock Portfolio
Six months ended August 31, 2015 (unaudited)	2.18%	0.16%	0.16%	(6.86)%	5%
Year ended February 28, 2015	1.85%	0.16%	0.16%	9.01%	14%
Year ended February 28, 2014	1.92%	0.20%	0.19%	21.82%	22%
Year ended February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
Year ended February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
Year ended February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%

Short-Term Investment Portfolio
Six months ended August 31, 2015 (unaudited)	0.12%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2015	0.07%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2014	0.09%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2013	0.14%	0.12%	0.12%	0.00%	N/A
Year ended February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	121

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”) and Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2015, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

122	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	123

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. A Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

124	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of August 31, 2015:

Diversified Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,597,794,320	$0	$1,597,794,320

Corporate bonds and notes	0	1,237,445,805	0	1,237,445,805

Foreign government bonds	0	1,538,871,769	0	1,538,871,769

U.S. Treasury securities	1,360,077,561	0	0	1,360,077,561

Yankee corporate bonds and notes	0	240,505,351	0	240,505,351

Yankee government bonds	0	2,013,720	0	2,013,720

Short-term investments
Investment companies	141,369,976	3,815,736	0	145,185,712
Total assets	$1,501,447,537	$4,620,446,701	$0	$6,121,894,238

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	125

Diversified Stock Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$1,176,063,788	$13,435	$939	$1,176,078,162
Consumer staples	597,416,200	0	0	597,416,200
Energy	467,497,728	1,683,890	0	469,181,618
Financials	2,058,242,683	41,609	0	2,058,284,292
Health care	961,388,424	0	230,457	961,618,881
Industrials	1,001,185,853	1,709,647	0	1,002,895,500
Information technology	1,319,158,759	0	1,524,283	1,320,683,042
Materials	414,886,666	1,145,357	0	416,032,023
Telecommunication services	224,891,633	733,071	0	225,624,704
Utilities	357,948,362	0	0	357,948,362

Preferred stocks
Consumer discretionary	5,427,410	0	0	5,427,410
Consumer staples	2,571,731	0	0	2,571,731
Energy	4,972,313	0	0	4,972,313
Financials	13,050,170	0	0	13,050,170
Health care	275	0	0	275
Information technology	2,208,928	0	0	2,208,928
Materials	3,430,398	0	0	3,430,398
Telecommunication services	1,460,640	0	0	1,460,640
Utilities	392,312	0	0	392,312

Rights
Financials	0	1,391	0	1,391
Health care	0	0	0	0
Information technology	0	351	0	351

Warrants
Consumer discretionary	0	116,647	0	116,647
Energy	0	997	0	997
Financials	0	11,747	0	11,747
Industrials	0	1,881	0	1,881
Materials	0	4,114	0	4,114
Utilities	0	515	0	515

Short-term investments
Investment companies	159,716,872	182,616,970	0	342,333,842
	8,771,911,145	188,081,622	1,755,679	8,961,748,446
Futures contracts	173,426	0	0	173,426
Total assets	$8,772,084,571	$188,081,622	$1,755,679	$8,961,921,872
Liabilities
Futures contracts	$594,001	$0	$0	$594,001
Total liabilities	$594,001	$0	$0	$594,001

126	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Short-Term Investment Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$450,997,047	$0	$450,997,047

Commercial paper	0	493,939,106	0	493,939,106

Corporate bonds and notes	0	3,420,000	0	3,420,000

Municipal obligations	0	49,337,768	0	49,337,768

Repurchase agreements	0	136,009,671	0	136,009,671
Total assets	$0	$1,133,703,592	$0	$1,133,703,592

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee from Diversified Fixed Income Portfolio and Diversified Stock Portfolio starting at 0.20% and declining to 0.10% as the average daily net assets of each respective Portfolio increase. Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the six months ended August 31, 2015, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee
Diversified Fixed Income Portfolio	0.15%
Diversified Stock Portfolio	0.14
Short-Term Investment Portfolio	0.10

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05%and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.07% and declining to 0.025% as the average daily net assets of each Portfolio increase.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2015 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Diversified Fixed Income Portfolio	$1,241,746,864	$351,699,536	$1,145,852,524	$224,255,523
Diversified Stock Portfolio	0	468,642,857	0	430,966,421

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	127

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period

		Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
Diversified Stock Portfolio	Wells Fargo & Company	572,284	15,800	25,300	562,784	$30,013,271	$414,906	$114,389

7. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2015, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At August 31, 2015, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized losses
9-18-2015	UBS	426 Long	MSCI EAFE Index	$36,906,510	$(2,913,414)
9-18-2015	UBS	3599 Long	MSCI Emerging Markets Index	147,109,125	(18,927,953)
9-18-2015	UBS	210 Long	Russell 2000 Index	24,307,500	(1,203,690)
9-18-2015	UBS	217 Long	S&P 500 E-Mini Index	21,365,820	(678,220)
9-18-2015	UBS	157 Long	S&P Midcap 400 Index	22,207,650	(984,710)

Diversified Stock Portfolio had an average notional amount of $179,510,332 in long futures contracts during the six months ended August 31, 2015. As of August 31, 2015, Diversified Stock Portfolio had segregated $8,658,509 as cash collateral for open futures contracts.

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of Diversified Stock Portfolio under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between Diversified Stock Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Diversified Stock Portfolio	Futures – variation margin	UBS	$173,426	$(173,426)	$0	$0

128	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Diversified Stock Portfolio	Futures – variation margin	UBS	$594,001	$(173,426)	$(420,575)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	129

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

130	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Wells Fargo Advantage family of funds consisting of 134 funds.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Wells Fargo Advantage family of funds consisting of 134 funds.
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Wells Fargo Advantage family of funds consisting of 134 funds.
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Wells Fargo Advantage family of funds consisting of 134 funds.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	131

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Wells Fargo Advantage family of funds consisting of 134 funds.
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Wells Fargo Advantage family of funds consisting of 134 funds.
Michael S. Scofield (Born 1943)	Trustee, since 2005	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Wells Fargo Advantage family of funds consisting of 134 funds.
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Wells Fargo Advantage family of funds consisting of 134 funds.

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

132	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND
SUB-ADVISORY AGREEMENTS:

Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage Dow Jones Target 2055 Fund, Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, Wells Fargo Advantage Short-Term Investment Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), must determine annually whether to approve the continuation of the Trusts’ investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”) and, the Funds Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund and Wells Fargo Advantage Dow Jones Target 2055 Fund (individually, the “Target Date Fund” and collectively, the “Target Date Funds”): (i) an investment advisory agreement (the “Target Date Fund Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment management agreement (the “Management Agreement”) with Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services.

The Master Trust Board, all the members of which are Independent Trustees, reviewed and approved for each of Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Short-Term Investment Portfolio (the “Master Portfolios”) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management. The Target Date Funds and the Master Portfolios are collectively referred to as the “Funds.”

The Funds Trust Board also reviewed and approved: an investment sub-advisory agreement with Global Index Advisors, Inc. (“GIA”) for the Target Date Funds. The Master Trust Board also reviewed: an investment sub-advisory agreement with (i) SSgA Funds Management, Inc. (“SSgA”) for Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio; and (ii) Wells Capital Management Incorporated (“Wells Capital Management”) for the Wells Fargo Advantage Short-Term Investment Portfolio (collectively, the “Sub-Advisory Agreements”).

Wells Capital Management, GIA and SSgA are collectively referred to as the “Sub-Advisers”, and the Target Date Fund Advisory Agreement, the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.” The Target Date Funds are gateway blended funds that each invests all of their assets in the Master Portfolios.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Boards in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meetings,

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	133

but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Funds Trust Board unanimously approved the continuation of the Target Date Fund Advisory Agreement for the period from June 1, 2015 through June 30, 2015 and approved the Management Agreement for the period from July 1, 2015 through May 31, 2016. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement for a one-year term commencing June 1, 2015 through May 31, 2016 and the Sub-Advisory Agreements for a one-year term through May 31, 2016. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Funds Trust Board noted that the services to be provided to the Target Date Funds pursuant to the Management Agreement combined the advisory services previously provided to the Target Date Funds pursuant to the Target Date Fund Advisory Agreement with the Fund-level administrative services previously provided to the Target Date Funds pursuant to the Target Date Fund’s Administration Agreement. The Funds Trust Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Target Date Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended March 31, 2015. The Boards considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the respective Funds (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in each performance Universe.

The Funds Trust Board noted that the performance of each Target Date Fund (Administrator Class) relative to its respective Universe was as follows: (i) the performance of the Target 2010 Fund was lower than the average performance of its Universe for all periods under review except the ten-year period; (ii) the performance of the Target 2015 Fund was lower than the average performance of its Universe for all periods under review; (iii) the performance of the Target 2020 Fund was lower than the average performance of its Universe for all periods under review except the ten-year period; (iv) the performance of the Target 2025 Fund was lower than the average performance of its Universe for all periods under review except the first quarter of 2015; (v) the performance of the Target 2030 Fund was higher than or in range of the average performance of its Universe for all periods under review except the one- and three-year periods; (vi) the performance of the Target 2035 Fund was higher than or in range of the average performance of its Universe for all periods under review except the three- and five-year periods; (vii) the performance of the Target 2040 Fund was higher than the average performance of its Universe for all periods under review; (viii) the performance of the Target 2045 Fund was higher than or in range of the average performance of its Universe for all periods under review; (ix) the performance of the Target 2050 Fund was higher than the average performance of its Universe for all periods under review; (x) the performance of the Target 2055 Fund was higher than or in range of the average performance of its Universe for all periods under review; and (xi) the performance of the Target Today Fund was lower than the average performance of its Universe for all periods under review except the ten-year period. The Funds Trust Board also noted that the performance of each Target Date Fund was lower than the performance of its respective benchmark index for all periods under review except the first quarter of 2015.

134	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

The Funds Trust Board received information concerning, and discussed factors contributing to, the underperformance for the periods noted above. Funds Management advised the Funds Trust Board that the nearer-dated Target Date Funds have some of the more conservative glidepaths in the industry, and as a result had a lower allocation to equities compared to funds in each respective Target Date Fund’s Universe. Thus, the Funds Trust Board was advised that underperformance of the nearer-dated Target Date Funds relative to their respective Universes was to be expected during periods in which the equity markets posted strong gains. The Funds Trust Board noted that the Target Date Funds’ underperformance relative to their benchmarks was largely attributable to fees charged to the Target Date Funds (which are not charged to a benchmark index).

The Master Trust Board took note of the performance of the Master Portfolios. The Master Trust Board noted that the performance of the Diversified Stock Portfolio was lower than the average performance of its Universe for all periods under review except the first quarter of 2015. The Master Trust Board also noted that the performance of the Diversified Stock Portfolio was higher than or in range of the performance of its benchmark, the Dow Jones Stock CMAC Index, for all periods under review. The Master Trust Board was apprised that the underperformance of the Diversified Stock Portfolio relative to its Universe for the periods noted above was largely attributable to sector allocation.

The Master Trust Board noted that the performance of the Diversified Fixed Income Portfolio was lower than the average performance of its Universe for all periods under review. The Master Trust Board also noted that the performance of the Diversified Fixed Income Portfolio was in range of the performance of its benchmark, the Dow Jones Bond CMAC Index, for all periods under review. The Master Trust Board was apprised that the underperformance of the Diversified Fixed Income Portfolio relative to its Universe for the periods noted above was largely attributable to sector allocation.

The Master Trust Board also noted that the performance of the Short-Term Investment Portfolio was lower than the average performance of its Universe for all periods under review. The Master Trust Board also noted that the performance of the Short-Term Investment Portfolio was in range of the performance of its benchmark, the Barclays U.S. T-Bill 1-3 Month Index, for all periods under review. The Master Trust Board was apprised that the underperformance of the Short-Term Investment Portfolio relative to its Universe for the periods noted above was largely attributable to the fact that the Short-Term Investment Portfolio is managed using a money market strategy. The Master Trust Board noted that the Short-Term Investment Portfolio experienced a portfolio manager change in 2014.

The Funds Trust Board also received and considered information regarding each Target Date Fund’s net operating expense ratios, which include fees and expenses of the corresponding Master Portfolio, and their various components, including actual management fees assessed at both the Target Date Fund level and the Master Portfolio level (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to each Target Date Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups may vary from year-to-year. Based on the Lipper reports, the Funds Trust Board noted that the net operating expense ratios of each Target Date Fund were lower than the median net operating expense ratios of its respective expense Groups for all share classes.

The Funds Trust Board discussed and accepted Funds Management’s proposal to reduce the net operating expense ratio caps for Class R, Class A, Class B and Class C for the Target Today Fund, the Target 2010 Fund, Target 2020 Fund, Target 2030 Fund, Target 2040 Fund, and Target 2050 Fund, and to reduce the net operating expense ratio caps for Class R and Class A for the Target 2015 Fund, Target 2025 Fund, Target 2035 Fund, Target 2045 Fund, and Target 2055 Fund. The Funds Trust Board also discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares with respect to all of the Target Date Funds.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.

The Boards took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Target Date Fund Advisory Agreement, the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and,

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	135

with respect to the Target Date Funds, on a combined basis with each Target Date Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Funds Trust Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). The Funds Trust Board also noted that the fee rate to be paid by the Target Date Funds under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by each Target Date Fund under the Target Date Fund Advisory Agreement and Administration Agreement with Funds Management.

Among other information reviewed by the Funds Trust Board was a comparison of the Management Rates of each Target Date Fund, which do not include the advisory fees paid at the Master Portfolio level, with those of other funds in the expense Groups at a common asset level. The Funds Trust Board noted that the Management Rates of each Target Date Fund were lower than the average rates for its respective expense Groups for all share classes. The Funds Trust Board noted that it had recently approved a reduction in the advisory fee schedules for each of the Target Date Funds in February 2015, effective July 1, 2015.

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were lower than the median rate for the Master Portfolio’s respective expense Group.

The Boards also received and considered information about the portions of the total advisory fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. With respect to the Target Date Funds, the Diversified Fixed Income Portfolio and the Diversified Stock Portfolio, the Boards considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the respective Fund. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. With respect to the Short-Term Investment Portfolio, given the affiliation between Funds Management and Wells Capital Management, the Master Trust Board ascribed limited relevance to the allocation of the advisory fee between them. With respect to GIA and SSgA, the Boards considered that the Sub-Advisory Agreement Rates paid to each of these Sub-Advisers had been negotiated by Funds Management on an arm’s-length basis.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Funds Management under the Management Agreement and the Target Date Fund Advisory Agreement was reasonable, in light of the services covered by the Management Agreement and the Target Date Fund Advisory Agreement, respectively. The Master Trust Board determined that the compensation payable to Funds Management under the Master Portfolio Advisory Agreement and to each Sub-Adviser under each Sub-Advisory Agreement was reasonable, in light of the services covered by the Master Portfolio Advisory Agreement and each Sub-Advisory Agreement, respectively.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Funds and the fund family as a whole. The Board also received and considered information concerning the profitability of Wells Capital Management from providing services to the fund family as a whole, noting that Wells Capital Management’s profitability information with respect to providing services to the Funds was subsumed in the Wells Fargo profitability analysis. The Boards did not receive or consider profitability information with respect to GIA or SSgA, as the sub-advisory fees paid to them had been negotiated by Funds Management on an arm’s-length basis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Funds to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

136	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Funds Trust Boards noted the existence of breakpoints in each Target Date Fund’s management and administration fee structures, and the Master Trust Board noted the existence of breakpoints in each Master Portfolio’s advisory fee structure (except the Short-Term Investment Portfolio), which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. They considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Boards also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Funds and the fund family as a whole. The Boards considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Boards concluded that the Funds’ fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, or GIA or SSgA as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about fees earned by Funds Management and Wells Capital Management from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, or GIA or SSgA or were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Target Date Fund Advisory Agreement for the period from June 1, 2015 through June 30, 2015 and approved the Management Agreement for the period from July 1, 2015 through May 31, 2016. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement for a one-year term commencing June 1, 2015 through May 31, 2016 and the Sub-Advisory Agreements for a one-year term through May 31, 2016. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	137

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND
SUB-ADVISORY AGREEMENTS:

Wells Fargo Advantage Dow Jones Target 2060 Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Dow Jones Target 2060 Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Global Index Advisors, Inc. (the “Sub-Adviser”). The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.” The Board noted that it had initially approved the Advisory Agreement and Sub-Advisory Agreement at an in-person meeting of the Board held on February 17-19, 2015 (the “February Meeting”) and that the Fund had not yet commenced operations.

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services that would have been provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services that would have been provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services to be provided by Funds Management to the Fund.

138	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services to be provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board acknowledged that the Fund had not yet commenced operations and thus had no performance record. The Board noted that it considered the performance of other Target Date Funds utilizing an investment style and strategy similar to that of the Fund when it initially approved the Advisory Agreement and the Sub-Advisory Agreement for the Fund at the February Meeting. The Board noted that it would have the opportunity to review performance information relating to the Fund on an on-going basis and in connection with future annual reviews of advisory agreements.

The Board also noted that it had considered at the February Meeting the anticipated expense ratios for the Fund, and received and considered information regarding the Fund’s anticipated net operating expense ratios and their various components, including actual management fees (which reflect anticipated fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board also noted that it had considered these ratios in comparison to the median ratios of funds in class specific expense groups (the “Expense Groups”) that were determined by Lipper, Inc. (“Lipper”) to be similar to the Fund. The Board noted that it had received a description of the methodology used by Lipper to select the mutual funds in the Expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. The Board noted that, according to the information provided at the February Meeting, the Fund’s net operating expense ratios were lower than the median ratios of the Fund’s Expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board noted that it had reviewed and considered at the February Meeting the contractual investment advisory fee rates that would be payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also noted that it had reviewed and considered at the February Meeting the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board at the February Meeting was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that, according to such information, the Management Rates of the Fund were lower than the median rates for the Fund’s Expense Groups.

The Board also noted that it had received and considered information at the February Meeting about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board had considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the Fund. In assessing the reasonableness of this amount, the Board had received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	139

Profitability

The Board acknowledged that there is no actual profitability information for a new fund, but noted that, as part of the annual contract review process, the Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the other Target Date Funds and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee and administration fee structures, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about fees earned by Funds Management from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

140	Wells Fargo Advantage Dow Jones Target Date Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236810 10-15 SOFLD/SAR101 08-15

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Advantage Diversified Fixed Income Fund and Wells Fargo Advantage Diversified Stock Portfolio is filed under this Item.

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 26.06%
FFCB	1.10%	6-1-2018	$3,000,000	$2,999,334
FFCB	3.50	12-20-2023	400,000	430,278
FHLB	0.50	9-28-2016	10,000,000	9,997,830
FHLB	0.88	5-24-2017	1,000,000	1,002,299
FHLB	1.00	11-9-2017	500,000	499,982
FHLB	1.20	11-21-2018	1,000,000	992,567
FHLB	2.50	8-1-2027	147,072	150,590
FHLB	2.50	12-1-2027	74,074	75,846
FHLB	2.50	6-1-2028	90,374	92,542
FHLB	2.50	8-1-2028	861,837	882,489
FHLB	2.50	9-1-2028	3,940,186	4,034,550
FHLB	2.50	9-1-2028	384,219	393,426
FHLB	2.50	9-1-2028	2,632,995	2,696,055
FHLB	2.50	10-1-2028	840,823	860,973
FHLB	2.50	10-1-2028	134,090	137,302
FHLB	2.50	11-1-2028	2,492,535	2,552,242
FHLB	2.50	11-1-2028	713,073	726,227
FHLB	3.00	10-1-2042	680,229	683,224
FHLB	3.00	10-1-2042	8,296,686	8,333,215
FHLB	3.00	11-1-2042	420,366	424,156
FHLB	3.00	11-1-2042	222,550	223,529
FHLB	3.00	11-1-2042	4,229,489	4,248,102
FHLB	3.00	12-1-2042	214,873	215,768
FHLB	3.00	12-1-2042	105,218	105,678
FHLB	3.00	1-1-2043	167,188	167,903
FHLB	3.00	1-1-2043	8,044,525	8,079,780
FHLB	3.00	3-1-2043	85,410	85,765
FHLB	3.00	4-1-2043	688,609	691,476
FHLB	3.00	4-1-2043	8,375,300	8,402,963
FHLB	3.00	5-1-2043	128,843	129,349
FHLB	3.00	6-1-2043	333,913	335,100
FHLB	3.00	7-1-2043	1,921,096	1,928,200
FHLB	3.00	7-1-2043	175,850	176,440
FHLB	3.00	7-1-2043	611,127	613,819
FHLB	3.00	7-1-2043	2,280,769	2,288,904
FHLB	3.00	7-1-2043	167,189	167,783
FHLB	3.00	8-1-2043	85,635	85,942
FHLB	3.00	8-1-2043	25,485	25,573
FHLB	3.00	8-1-2043	650,151	652,480
FHLB	3.00	8-1-2043	1,927,199	1,934,784
FHLB	3.00	8-1-2043	349,517	352,680
FHLB	3.00	8-1-2043	145,227	145,714
FHLB	3.00	8-1-2043	171,717	172,233
FHLB	3.00	8-1-2043	92,353	92,630
FHLB	3.00	9-1-2043	2,501,124	2,508,940
FHLB	3.00	9-1-2043	275,122	275,982
FHLB	3.00	9-1-2043	295,004	296,029
FHLB	3.00	10-1-2043	250,075	250,973
FHLB	3.00	10-1-2043	183,871	184,467
FHLB	3.00	11-1-2043	77,180	77,420

2	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	3.50%	8-1-2020	$168,196	$176,989
FHLB	3.50	9-1-2020	36,657	38,573
FHLB	3.50	10-1-2020	204,339	215,022
FHLB	3.50	11-1-2020	412,813	434,395
FHLB	3.50	11-1-2020	247,895	260,855
FHLB	3.50	11-1-2020	309,369	325,543
FHLB	3.50	12-1-2020	233,319	245,517
FHLB	3.50	1-1-2021	13,532	14,239
FHLB	3.50	4-1-2021	13,152	13,839
FHLB	3.50	4-1-2021	269,920	284,032
FHLB	3.50	12-1-2025	4,023,769	4,260,663
FHLB	3.50	1-1-2029	5,411,238	5,695,715
FHLB	3.50	12-1-2042	2,640,114	2,733,106
FHLB	4.00	6-1-2024	20,996	22,178
FHLB	4.00	7-1-2025	374,700	399,786
FHLB	4.00	4-1-2026	1,948,261	2,078,561
FHLB	4.00	11-1-2040	3,544,937	3,765,781
FHLB	4.00	1-1-2041	6,138,008	6,527,932
FHLB	4.00	2-1-2041	2,899,420	3,091,824
FHLB	4.00	4-1-2041	4,653,037	4,986,170
FHLB	4.50	2-1-2024	58,341	62,482
FHLB	4.50	5-1-2024	61,598	65,988
FHLB	4.50	9-1-2024	23,127	24,862
FHLB	4.50	9-1-2024	48,631	52,198
FHLB	4.50	12-1-2024	86,548	92,986
FHLB	4.50	3-1-2039	471,558	510,965
FHLB	4.50	3-1-2039	55,494	60,005
FHLB	4.50	5-1-2039	115,167	124,528
FHLB	4.50	10-1-2039	105,482	114,383
FHLB	4.50	10-1-2039	86,502	93,811
FHLB	4.50	9-1-2040	90,953	98,729
FHLB	4.50	1-1-2041	266,442	289,279
FHLB	4.50	2-1-2041	5,976,345	6,516,321
FHLB	4.50	2-1-2041	823,877	894,568
FHLB	4.50	4-1-2041	2,336,449	2,536,037
FHLB	4.75	12-16-2016	1,000,000	1,053,293
FHLB	4.88	9-8-2017	1,000,000	1,079,699
FHLB	5.00	11-17-2017	4,000,000	4,352,232
FHLB	5.00	12-1-2034	5,654	6,198
FHLB	5.00	8-1-2035	401,639	442,304
FHLB	5.00	11-1-2035	373,203	408,785
FHLB	5.00	12-1-2035	3,428	3,758
FHLB	5.00	1-1-2036	25,279	27,695
FHLB	5.00	6-1-2036	471,336	519,899
FHLB	5.00	3-1-2037	4,330	4,757
FHLB	5.00	7-1-2037	8,786	9,648
FHLB	5.00	3-1-2038	366,895	402,558
FHLB	5.00	5-1-2038	21,476	23,536
FHLB	5.00	6-1-2038	5,133	5,626
FHLB	5.00	9-1-2038	390,445	428,063

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	5.00%	5-1-2039	$23,493	$25,816
FHLB	5.00	1-1-2040	1,252,296	1,373,776
FHLB	5.38	9-30-2022	1,350,000	1,629,736
FHLB	5.50	12-1-2035	675,356	754,262
FHLB	5.50	7-15-2036	600,000	786,581
FHLB	5.50	12-1-2036	280,976	312,524
FHLB	5.50	3-1-2037	57,614	64,156
FHLB	5.50	7-1-2037	1,317,895	1,469,715
FHLB	5.50	10-1-2037	3,330	3,704
FHLB	5.50	3-1-2038	25,337	28,211
FHLB	5.50	5-1-2038	199,500	221,920
FHLB	5.50	6-1-2038	65,438	72,860
FHLB	5.50	8-1-2038	57,195	63,616
FHLB	5.50	10-1-2038	5,608	6,241
FHLB	5.50	11-1-2038	141,473	159,541
FHLB	6.00	1-1-2032	20,593	23,249
FHLB	6.00	4-1-2033	25,780	29,422
FHLB	6.00	7-1-2036	31,488	35,861
FHLB	6.00	9-1-2036	194,598	221,034
FHLB	6.00	11-1-2036	248,045	281,366
FHLB	6.00	11-1-2036	17,789	20,084
FHLB	6.00	5-1-2037	131,001	147,898
FHLB	6.00	6-1-2037	102,365	115,568
FHLB	6.00	8-1-2037	212,611	240,151
FHLB	6.00	9-1-2037	73,270	82,720
FHLB	6.00	9-1-2037	2,036	2,299
FHLB	6.00	10-1-2037	12,315	13,908
FHLB	6.00	10-1-2037	14,300	16,144
FHLB	6.00	11-1-2037	60,527	68,334
FHLB	6.00	11-1-2037	43,413	49,013
FHLB	6.00	12-1-2037	38,390	43,342
FHLB	6.00	12-1-2037	44,769	50,544
FHLB	6.00	12-1-2037	113,196	127,827
FHLB	6.00	6-1-2038	84,029	94,868
FHLB	6.00	7-1-2038	39,707	44,829
FHLB	6.00	12-1-2039	58,994	66,604
FHLB	6.00	5-1-2040	1,084,033	1,223,857
FHLMC	0.75	1-12-2018	2,000,000	1,992,946
FHLMC	0.88	10-14-2016	5,000,000	5,018,535
FHLMC	0.88	2-22-2017	2,000,000	2,006,384
FHLMC	0.88	3-7-2018	2,000,000	1,993,296
FHLMC	1.00	9-27-2017	250,000	250,607
FHLMC	1.00	9-29-2017	2,000,000	2,005,050
FHLMC	1.25	8-1-2019	2,000,000	1,984,582
FHLMC	1.25	10-2-2019	3,800,000	3,762,338
FHLMC	2.00	7-30-2019	100,000	100,383
FHLMC ±	2.30	6-1-2038	609,382	647,524
FHLMC	2.38	1-13-2022	6,080,000	6,186,400
FHLMC	2.50	10-1-2029	7,706,209	7,821,831
FHLMC %%	2.50	9-17-2030	14,900,000	15,108,362

4	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.62%	8-1-2038	$161,384	$165,562
FHLMC ±	2.62	10-1-2036	125,672	135,544
FHLMC	3.00	9-1-2021	590,669	614,617
FHLMC	3.00	4-1-2022	539,381	561,270
FHLMC	3.00	9-1-2026	116,493	120,884
FHLMC	3.00	10-1-2026	2,467,596	2,560,706
FHLMC	3.00	11-1-2026	248,096	257,456
FHLMC	3.00	11-1-2026	41,586	43,153
FHLMC	3.00	11-1-2026	671,242	696,568
FHLMC	3.00	12-1-2026	4,974,465	5,162,134
FHLMC	3.00	12-1-2026	17,410	18,067
FHLMC	3.00	12-1-2026	1,354,334	1,405,426
FHLMC	3.00	1-1-2027	2,404,519	2,495,212
FHLMC	3.00	3-1-2027	594,658	617,110
FHLMC	3.00	8-1-2027	1,637,653	1,699,416
FHLMC	3.00	4-1-2028	62,038	64,377
FHLMC	3.00	7-1-2029	5,824,528	6,039,731
FHLMC	3.00	9-1-2029	8,662,973	8,983,048
FHLMC	3.00	3-1-2043	5,057,834	5,079,451
FHLMC	3.00	8-1-2045	12,500,000	12,529,199
FHLMC	3.50	10-1-2020	745,493	784,468
FHLMC	3.50	1-1-2021	965,895	1,016,393
FHLMC	3.50	11-1-2021	185,014	194,687
FHLMC	3.50	5-1-2023	296,675	312,681
FHLMC	3.50	11-1-2023	457,902	482,484
FHLMC	3.50	1-1-2024	478,973	504,943
FHLMC	3.50	2-1-2026	211,984	223,589
FHLMC	3.50	1-1-2030	449,944	473,536
FHLMC	3.50	1-1-2030	328,298	345,511
FHLMC %%	3.50	9-17-2030	750,000	788,906
FHLMC	3.50	2-1-2042	11,885,952	12,343,522
FHLMC	3.50	10-1-2042	3,188,208	3,301,322
FHLMC	3.50	10-1-2042	623,299	647,343
FHLMC	3.50	10-1-2042	6,019,290	6,251,032
FHLMC	3.50	7-1-2043	4,990,824	5,172,619
FHLMC	3.50	8-1-2043	7,961,672	8,250,207
FHLMC	3.50	1-1-2044	4,108,289	4,252,994
FHLMC	3.50	6-1-2044	4,005,138	4,146,210
FHLMC	3.50	10-1-2044	10,889,406	11,272,960
FHLMC	3.50	7-1-2045	6,970,935	7,233,275
FHLMC %%	3.50	9-14-2045	14,000,000	14,477,093
FHLMC	3.75	3-27-2019	2,900,000	3,140,880
FHLMC	4.00	5-1-2023	43,152	45,460
FHLMC	4.00	2-1-2024	98,791	104,344
FHLMC	4.00	5-1-2024	57,676	61,807
FHLMC	4.00	5-1-2024	101,906	107,563
FHLMC	4.00	8-1-2024	148,909	159,581
FHLMC	4.00	1-1-2025	233,366	248,911
FHLMC	4.00	2-1-2025	218,343	232,933
FHLMC	4.00	3-1-2025	1,405,129	1,498,744

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	5-1-2025	$661,229	$705,232
FHLMC	4.00	6-1-2025	123,724	129,470
FHLMC	4.00	6-1-2025	498,503	531,840
FHLMC	4.00	7-1-2025	14,871	15,865
FHLMC	4.00	8-1-2025	94,948	101,319
FHLMC	4.00	10-1-2025	35,560	37,575
FHLMC	4.00	3-1-2026	298,394	318,419
FHLMC	4.00	4-1-2026	443,193	472,870
FHLMC	4.00	5-1-2026	316,254	334,184
FHLMC	4.00	5-1-2029	259,238	275,089
FHLMC	4.00	9-1-2031	193,888	205,743
FHLMC	4.00	10-1-2033	9,917	10,524
FHLMC	4.00	8-1-2036	6,478	6,874
FHLMC	4.00	4-1-2039	531,745	572,349
FHLMC	4.00	5-1-2039	196,107	208,120
FHLMC	4.00	6-1-2039	183,438	194,873
FHLMC	4.00	2-1-2040	329,446	350,374
FHLMC	4.00	9-1-2040	1,390,733	1,475,772
FHLMC	4.00	10-1-2040	413,503	439,771
FHLMC	4.00	10-1-2040	949,648	1,009,939
FHLMC	4.00	10-1-2040	1,453,858	1,551,256
FHLMC	4.00	11-1-2040	198,731	211,352
FHLMC	4.00	12-1-2040	94,324	100,316
FHLMC	4.00	12-1-2040	4,542,894	4,825,293
FHLMC	4.00	4-1-2041	23,893	25,411
FHLMC	4.00	6-1-2041	379,958	404,118
FHLMC	4.00	6-1-2041	9,188	9,773
FHLMC	4.00	10-1-2041	39,516	41,966
FHLMC	4.00	10-1-2041	203,218	215,645
FHLMC	4.00	11-1-2041	271,691	288,466
FHLMC	4.00	11-1-2041	58,194	61,840
FHLMC	4.00	11-1-2041	27,492	29,218
FHLMC	4.00	11-1-2041	19,857	21,071
FHLMC	4.00	11-1-2041	330,404	351,142
FHLMC	4.00	12-1-2041	7,930,543	8,428,329
FHLMC	4.00	1-1-2042	2,330,429	2,476,709
FHLMC	4.00	1-1-2042	100,368	106,664
FHLMC	4.00	2-1-2042	43,156	45,839
FHLMC	4.00	4-1-2042	8,333,505	8,860,449
FHLMC	4.00	5-1-2044	5,979,179	6,344,790
FHLMC	4.00	5-1-2044	8,718,063	9,272,460
FHLMC	4.50	4-1-2018	24,197	25,148
FHLMC	4.50	8-1-2018	368,760	383,261
FHLMC	4.50	10-1-2018	75,330	78,292
FHLMC	4.50	4-1-2024	75,009	80,031
FHLMC	4.50	8-1-2024	487,215	523,466
FHLMC	4.50	11-1-2024	164,619	174,406
FHLMC	4.50	2-1-2025	447,748	478,007
FHLMC	4.50	8-1-2035	39,220	42,570
FHLMC	4.50	9-1-2035	56,319	61,031

6	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.50%	1-1-2037	$89,216	$96,702
FHLMC	4.50	10-1-2038	266,133	288,237
FHLMC	4.50	2-1-2039	29,631	32,109
FHLMC	4.50	5-1-2039	50,033	54,345
FHLMC	4.50	6-1-2039	1,810,135	1,957,473
FHLMC	4.50	9-1-2039	1,192,937	1,292,971
FHLMC	4.50	10-1-2039	227,149	246,317
FHLMC	4.50	10-1-2039	230,583	250,617
FHLMC	4.50	1-1-2040	2,076,571	2,283,203
FHLMC	4.50	2-1-2040	6,062,071	6,613,615
FHLMC	4.50	3-1-2040	2,813,532	3,107,883
FHLMC	4.50	8-1-2040	1,152,704	1,250,353
FHLMC	4.50	9-1-2040	245,775	266,594
FHLMC	4.50	9-1-2040	2,524,580	2,776,583
FHLMC	4.50	2-1-2041	69,185	75,149
FHLMC	4.50	4-1-2041	3,150,813	3,422,881
FHLMC	4.50	7-1-2041	154,651	168,005
FHLMC	4.50	7-1-2041	6,223,314	6,760,715
FHLMC	4.50	10-1-2041	1,076,486	1,171,638
FHLMC	4.88	6-13-2018	1,700,000	1,874,507
FHLMC	5.00	7-1-2022	379	395
FHLMC	5.00	6-1-2023	26,655	28,800
FHLMC	5.00	6-1-2023	4,108	4,310
FHLMC	5.00	6-1-2023	9,436	10,221
FHLMC	5.00	10-1-2023	2,387	2,488
FHLMC	5.00	8-1-2033	1,251,814	1,391,357
FHLMC	5.00	11-1-2033	96,423	106,047
FHLMC	5.00	3-1-2034	101,077	111,673
FHLMC	5.00	7-1-2035	445,457	488,999
FHLMC	5.00	8-1-2035	146,912	161,302
FHLMC	5.00	9-1-2035	728,904	808,424
FHLMC	5.00	4-1-2036	53,914	59,341
FHLMC	5.00	12-1-2036	37,936	41,607
FHLMC	5.00	2-1-2037	51,317	56,233
FHLMC	5.00	3-1-2039	351,231	387,471
FHLMC	5.00	8-1-2039	780,428	858,570
FHLMC	5.00	8-1-2039	4,053,727	4,468,377
FHLMC	5.00	9-1-2039	1,034,633	1,134,774
FHLMC	5.00	12-1-2039	1,755,203	1,938,837
FHLMC	5.00	6-1-2040	3,983,150	4,403,736
FHLMC	5.00	6-1-2040	3,597,149	3,976,992
FHLMC	5.13	11-17-2017	1,000,000	1,091,438
FHLMC ±	5.31	4-1-2037	32,569	34,694
FHLMC	5.50	12-1-2016	6,081	6,190
FHLMC	5.50	8-1-2017	549	565
FHLMC	5.50	8-23-2017	3,000,000	3,272,649
FHLMC	5.50	9-1-2017	10,788	11,134
FHLMC	5.50	10-1-2017	713	739
FHLMC	5.50	11-1-2017	10,778	11,162
FHLMC	5.50	11-1-2017	6,186	6,271

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.50%	12-1-2017	$309,174	$319,069
FHLMC	5.50	3-1-2018	10,581	10,807
FHLMC	5.50	2-1-2019	111,963	114,884
FHLMC	5.50	12-1-2033	142,948	160,326
FHLMC	5.50	12-1-2034	182,327	204,594
FHLMC	5.50	1-1-2035	496,439	552,628
FHLMC	5.50	6-1-2035	436,497	487,030
FHLMC	5.50	1-1-2036	37,888	42,215
FHLMC	5.50	1-1-2036	87,030	97,114
FHLMC	5.50	2-1-2036	110,552	123,260
FHLMC	5.50	12-1-2036	123,380	137,297
FHLMC	5.50	2-1-2037	125,344	139,505
FHLMC	5.50	3-1-2037	115,492	128,516
FHLMC	5.50	4-1-2037	29,723	33,090
FHLMC	5.50	1-1-2038	307,712	342,571
FHLMC	5.50	2-1-2038	423,398	471,422
FHLMC	5.50	4-1-2038	377,246	422,485
FHLMC	5.50	5-1-2038	56,967	63,415
FHLMC	5.50	5-1-2038	888,781	989,074
FHLMC	5.50	5-1-2038	305,918	344,234
FHLMC	5.50	5-1-2038	1,345,883	1,498,064
FHLMC	5.50	6-1-2038	8,326	9,263
FHLMC	5.50	7-1-2038	183,146	203,822
FHLMC	5.50	7-1-2038	226,753	252,250
FHLMC	5.50	8-1-2038	310,440	345,370
FHLMC	5.50	8-1-2038	64,053	71,245
FHLMC	5.50	9-1-2038	92,262	102,710
FHLMC	5.50	9-1-2038	40,669	45,236
FHLMC	5.50	1-1-2039	154,183	171,567
FHLMC	5.50	8-1-2039	612,283	689,379
FHLMC	5.50	11-1-2039	1,308,437	1,457,891
FHLMC	5.50	3-1-2040	2,289,557	2,549,024
FHLMC	5.50	4-1-2040	1,799,184	2,004,094
FHLMC	6.00	9-1-2023	71,163	78,907
FHLMC	6.00	11-1-2033	384,160	438,693
FHLMC	6.00	7-1-2034	246,453	281,203
FHLMC	6.00	1-1-2036	40,340	45,762
FHLMC	6.00	2-1-2036	323,217	365,434
FHLMC	6.00	11-1-2036	77,671	88,140
FHLMC	6.00	12-1-2036	30,962	35,124
FHLMC	6.00	2-1-2037	2,611	2,957
FHLMC	6.00	3-1-2037	15,732	17,761
FHLMC	6.00	3-1-2037	127,218	143,627
FHLMC	6.00	4-1-2037	1,645	1,859
FHLMC	6.00	8-1-2037	34,866	39,367
FHLMC	6.00	8-1-2037	43,492	49,101
FHLMC	6.00	8-1-2037	79,777	90,067
FHLMC	6.00	8-1-2037	137,114	155,106
FHLMC	6.00	8-1-2037	17,058	19,258
FHLMC	6.00	9-1-2037	6,244	7,054

8	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	6.00%	9-1-2037	$24,792	$27,994
FHLMC	6.00	10-1-2037	560,665	633,027
FHLMC	6.00	10-1-2037	31,972	36,152
FHLMC	6.00	10-1-2037	26,104	29,478
FHLMC	6.00	11-1-2037	18,953	21,397
FHLMC	6.00	12-1-2037	347,024	391,785
FHLMC	6.00	12-1-2037	63,808	72,047
FHLMC	6.00	1-1-2038	24,114	27,250
FHLMC	6.00	2-1-2038	15,879	17,927
FHLMC	6.00	2-1-2038	57,060	64,420
FHLMC	6.00	5-1-2038	49,897	56,413
FHLMC	6.00	6-1-2038	33,027	37,287
FHLMC	6.00	6-1-2038	23,878	26,985
FHLMC	6.00	6-1-2038	29,585	33,401
FHLMC	6.00	7-1-2038	365,195	412,299
FHLMC	6.00	7-1-2038	69,538	78,507
FHLMC	6.00	8-1-2038	44,256	49,964
FHLMC	6.00	8-1-2038	82,161	92,759
FHLMC	6.00	9-1-2038	21,290	24,036
FHLMC	6.00	9-1-2038	44,303	50,017
FHLMC	6.00	9-1-2038	69,153	78,073
FHLMC	6.00	10-1-2038	37,485	42,320
FHLMC	6.00	11-1-2038	38,682	43,671
FHLMC	6.00	12-1-2038	1,217	1,374
FHLMC	6.00	3-1-2039	22,339	25,220
FHLMC	6.00	6-1-2039	3,102	3,502
FHLMC	6.25	7-15-2032	1,500,000	2,091,681
FHLMC	6.50	6-1-2036	19,783	22,600
FHLMC	6.50	10-1-2037	67,102	77,072
FHLMC	6.50	12-1-2037	97,928	117,735
FHLMC	6.50	3-1-2038	28,448	32,499
FHLMC	6.50	3-1-2038	84,635	96,689
FHLMC	6.50	1-1-2039	25,129	29,891
FHLMC	6.50	4-1-2039	216,329	255,332
FHLMC	6.50	4-1-2039	199,083	227,697
FHLMC	6.75	3-15-2031	1,000,000	1,436,521
FICO	9.65	11-2-2018	500,000	629,538
FNMA	5.00	12-1-2035	6,363	7,014
FNMA ¤	0.00	6-1-2017	300,000	295,992
FNMA ¤	0.00	10-9-2019	200,000	184,029
FNMA	0.75	4-20-2017	2,000,000	2,001,844
FNMA	0.88	10-26-2017	5,250,000	5,253,512
FNMA	0.88	12-20-2017	2,000,000	1,996,498
FNMA	0.88	2-8-2018	1,000,000	996,185
FNMA	0.88	5-21-2018	1,000,000	994,258
FNMA	0.90	11-7-2017	250,000	249,302
FNMA	0.95	8-23-2017	1,000,000	996,416
FNMA	1.00	5-21-2018	100,000	99,320
FNMA	1.13	4-27-2017	1,000,000	1,008,458
FNMA	1.25	9-28-2016	1,000,000	1,007,244

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	1.25%	1-30-2017	$1,500,000	$1,515,891
FNMA	1.38	11-15-2016	2,000,000	2,019,800
FNMA	1.55	10-29-2019	1,000,000	993,949
FNMA	1.63	11-27-2018	2,000,000	2,024,814
FNMA	1.70	10-4-2019	125,000	124,826
FNMA	1.75	1-30-2019	200,000	202,686
FNMA	1.75	5-30-2019	2,000,000	2,024,592
FNMA	1.75	9-12-2019	2,000,000	2,020,358
FNMA	1.88	2-19-2019	3,000,000	3,054,156
FNMA ±	2.13	10-1-2037	381,611	406,819
FNMA	2.20	10-25-2022	150,000	147,743
FNMA	2.25	10-17-2022	1,000,000	981,034
FNMA ±	2.31	4-1-2036	76,147	81,116
FNMA ±	2.36	3-1-2037	98,491	105,325
FNMA ±	2.40	12-1-2036	13,519	14,515
FNMA ±	2.46	1-1-2037	18,724	20,250
FNMA	2.50	10-1-2027	2,985,618	3,056,993
FNMA	2.50	3-1-2028	3,446,421	3,528,804
FNMA	2.50	4-1-2028	5,834,981	5,974,682
FNMA	2.50	7-1-2028	5,359,131	5,487,096
FNMA	2.50	7-1-2028	8,250,964	8,447,752
FNMA	2.50	7-1-2028	7,702,520	7,885,932
FNMA	2.50	10-1-2028	6,266,878	6,377,832
FNMA	2.50	2-1-2030	4,802,350	4,876,649
FNMA	2.50	1-1-2038	295,882	287,355
FNMA	2.50	10-1-2042	570,422	553,974
FNMA	2.50	11-1-2042	67,699	65,748
FNMA	2.50	2-1-2043	223,530	217,086
FNMA	2.50	3-1-2043	256,874	249,483
FNMA	2.50	3-1-2043	246,075	238,975
FNMA	2.50	3-1-2043	132,369	128,553
FNMA	2.50	4-1-2043	171,812	166,858
FNMA	2.50	4-1-2043	391,562	380,277
FNMA	2.50	8-1-2043	1,327,287	1,289,117
FNMA	2.50	8-1-2043	327,240	317,802
FNMA	2.50	8-1-2043	624,598	606,573
FNMA ±	2.54	4-1-2038	68,683	73,708
FNMA ±	2.54	6-1-2035	101,595	109,250
FNMA	2.63	9-6-2024	1,000,000	1,007,365
FNMA ±	2.65	2-1-2042	2,424,191	2,553,251
FNMA	3.00	10-1-2021	4,982,819	5,191,825
FNMA	3.00	8-1-2026	200,405	208,359
FNMA	3.00	9-1-2026	129,109	134,223
FNMA	3.00	11-1-2026	2,035,012	2,115,987
FNMA	3.00	11-1-2026	203,655	211,744
FNMA	3.00	2-1-2027	128,338	133,307
FNMA	3.00	2-1-2027	1,179,874	1,226,824
FNMA	3.00	4-1-2027	230,853	240,041
FNMA	3.00	5-1-2027	271,286	282,083
FNMA	3.00	6-1-2027	184,493	191,834

10	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	7-1-2027	$320,671	$333,432
FNMA	3.00	7-1-2027	422,917	439,741
FNMA	3.00	8-1-2027	2,114,769	2,198,634
FNMA	3.00	8-1-2027	2,133,615	2,218,430
FNMA	3.00	8-1-2027	11,932,110	12,406,699
FNMA	3.00	9-1-2027	1,644,583	1,710,058
FNMA	3.00	9-1-2027	1,750,202	1,819,955
FNMA	3.00	9-1-2027	6,865,279	7,138,583
FNMA	3.00	9-1-2027	2,615,592	2,719,827
FNMA	3.00	10-1-2027	3,061,287	3,183,156
FNMA	3.00	8-1-2029	7,716,014	8,011,749
FNMA	3.00	9-1-2042	2,262,813	2,283,348
FNMA	3.00	9-1-2042	37,296	37,644
FNMA	3.00	9-1-2042	617,192	620,576
FNMA	3.00	9-1-2042	431,481	433,847
FNMA	3.00	10-1-2042	4,299,603	4,329,028
FNMA	3.00	10-1-2042	1,140,201	1,150,945
FNMA	3.00	10-1-2042	4,259,862	4,298,969
FNMA	3.00	11-1-2042	8,230,519	8,305,488
FNMA	3.00	12-1-2042	8,211,250	8,285,241
FNMA	3.00	1-1-2043	8,211,080	8,285,157
FNMA	3.00	2-1-2043	8,674,664	8,751,144
FNMA	3.00	3-1-2043	10,004,296	10,087,461
FNMA	3.00	4-1-2043	8,443,173	8,512,339
FNMA	3.00	5-1-2043	2,131,687	2,149,451
FNMA	3.00	5-1-2043	8,528,524	8,596,929
FNMA	3.00	6-1-2043	4,147,672	4,179,639
FNMA	3.00	6-1-2043	179,963	181,462
FNMA	3.00	7-1-2043	8,426,302	8,492,413
FNMA	3.00	7-1-2043	966,009	973,629
FNMA	3.00	8-1-2043	332,618	335,187
FNMA	3.00	8-1-2043	875,923	882,283
FNMA	3.00	8-1-2043	406,466	409,471
FNMA	3.00	12-1-2043	283,855	285,874
FNMA	3.00	4-1-2044	260,628	262,057
FNMA	3.00	7-1-2044	351,131	353,194
FNMA %%	3.00	9-14-2045	8,000,000	8,035,000
FNMA ±	3.03	3-1-2041	2,126,503	2,264,687
FNMA ±	3.05	3-1-2041	1,603,128	1,700,969
FNMA	3.40	9-27-2032	250,000	238,699
FNMA ±	3.49	10-1-2040	1,572,053	1,668,805
FNMA	3.50	11-1-2025	1,882,999	1,988,862
FNMA	3.50	12-1-2025	4,822,898	5,103,809
FNMA	3.50	12-1-2026	6,868,273	7,252,169
FNMA	3.50	1-1-2027	6,399,124	6,756,571
FNMA	3.50	10-1-2029	7,732,888	8,151,858
FNMA	3.50	1-1-2036	26,828	27,901
FNMA	3.50	10-1-2040	1,223,667	1,269,362
FNMA	3.50	12-1-2040	183,202	190,320
FNMA	3.50	1-1-2041	36,657	38,083

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	1-1-2041	$89,799	$93,295
FNMA	3.50	1-1-2041	1,109,864	1,153,404
FNMA	3.50	1-1-2041	36,204	37,614
FNMA	3.50	1-1-2041	360,735	374,757
FNMA	3.50	2-1-2041	2,570,560	2,670,316
FNMA	3.50	2-1-2041	510,967	532,314
FNMA	3.50	2-1-2041	35,766	37,102
FNMA	3.50	2-1-2041	531,813	552,525
FNMA	3.50	9-1-2042	10,716,668	11,132,437
FNMA	3.50	9-1-2042	7,298,862	7,582,218
FNMA	3.50	10-1-2042	5,884,612	6,113,446
FNMA	3.50	12-1-2042	1,351,449	1,404,840
FNMA	3.50	4-1-2043	6,035,540	6,270,369
FNMA	3.50	5-1-2043	435,352	452,346
FNMA	3.50	5-1-2043	275,294	285,923
FNMA	3.50	6-1-2043	543,420	563,712
FNMA	3.50	7-1-2043	10,048,422	10,435,483
FNMA	3.50	7-1-2043	8,031,320	8,338,278
FNMA	3.50	8-1-2043	1,267,787	1,316,622
FNMA	3.50	9-1-2043	658,991	684,288
FNMA	3.50	9-1-2043	342,427	355,547
FNMA	3.50	1-1-2044	8,372,071	8,690,435
FNMA	3.50	1-1-2045	16,959,538	17,592,849
FNMA	3.50	1-1-2045	11,538,155	11,969,019
FNMA	3.50	5-1-2045	11,811,540	12,252,612
FNMA	3.50	8-1-2045	11,362,378	11,792,691
FNMA %%	3.50	9-14-2045	20,125,000	20,854,918
FNMA	4.00	4-1-2018	776	813
FNMA	4.00	7-1-2018	1,018,596	1,066,109
FNMA	4.00	7-1-2018	35,586	37,246
FNMA	4.00	7-1-2018	1,593	1,667
FNMA	4.00	7-1-2018	39,728	41,582
FNMA	4.00	8-1-2018	436,098	456,440
FNMA	4.00	8-1-2018	336,058	351,734
FNMA	4.00	8-1-2018	317,607	332,422
FNMA	4.00	8-1-2018	721,828	755,714
FNMA	4.00	9-1-2018	3,532	3,697
FNMA	4.00	9-1-2018	25,076	26,245
FNMA	4.00	2-1-2019	72,224	75,598
FNMA	4.00	4-1-2019	55,562	58,172
FNMA	4.00	4-1-2019	23,886	25,000
FNMA	4.00	5-1-2019	23,659	24,764
FNMA	4.00	7-1-2019	356,267	372,886
FNMA	4.00	12-1-2019	901,182	943,219
FNMA	4.00	5-1-2020	1,380,712	1,445,117
FNMA	4.00	5-1-2020	2,965,711	3,104,050
FNMA	4.00	6-1-2020	369	387
FNMA	4.00	10-1-2020	33,947	35,537
FNMA	4.00	1-1-2021	420,527	441,384
FNMA	4.00	5-1-2021	245,787	257,902

12	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	6-1-2021	$233,367	$244,716
FNMA	4.00	2-1-2024	7,572	7,961
FNMA	4.00	3-1-2024	408,509	431,848
FNMA	4.00	4-1-2024	734,632	776,574
FNMA	4.00	5-1-2024	29,361	31,045
FNMA	4.00	6-1-2024	62,823	66,408
FNMA	4.00	6-1-2024	157,529	166,525
FNMA	4.00	6-1-2024	251,436	265,818
FNMA	4.00	6-1-2024	73,168	77,337
FNMA	4.00	9-1-2024	58,953	61,741
FNMA	4.00	10-1-2024	59,469	62,881
FNMA	4.00	2-1-2025	446,524	472,150
FNMA	4.00	3-1-2025	1,842,168	1,972,033
FNMA	4.00	3-1-2025	72,381	76,525
FNMA	4.00	7-1-2025	1,189,248	1,266,562
FNMA	4.00	1-1-2026	63,882	68,027
FNMA	4.00	5-1-2026	1,170,064	1,237,012
FNMA	4.00	7-1-2026	479,307	510,352
FNMA	4.00	2-1-2039	73,534	78,175
FNMA	4.00	2-1-2039	269,893	286,930
FNMA	4.00	3-1-2039	42,193	44,856
FNMA	4.00	8-1-2039	292,499	310,962
FNMA	4.00	8-1-2039	463,010	493,335
FNMA	4.00	8-1-2039	1,086,896	1,155,505
FNMA	4.00	8-1-2039	3,119,825	3,362,415
FNMA	4.00	11-1-2039	22,463	23,959
FNMA	4.00	1-1-2040	282,918	301,506
FNMA	4.00	1-1-2040	264,901	282,342
FNMA	4.00	3-1-2040	12,489	13,323
FNMA	4.00	3-1-2040	442,789	472,101
FNMA	4.00	4-1-2040	1,686,117	1,796,728
FNMA	4.00	8-1-2040	70,839	75,596
FNMA	4.00	8-1-2040	1,071,747	1,142,315
FNMA	4.00	8-1-2040	822,459	878,475
FNMA	4.00	8-1-2040	402,850	430,258
FNMA	4.00	9-1-2040	20,080	21,443
FNMA	4.00	9-1-2040	17,971	19,192
FNMA	4.00	9-1-2040	74,612	79,323
FNMA	4.00	10-1-2040	37,460	39,996
FNMA	4.00	10-1-2040	47,009	50,205
FNMA	4.00	10-1-2040	217,382	232,204
FNMA	4.00	10-1-2040	525,692	561,401
FNMA	4.00	11-1-2040	363,362	388,108
FNMA	4.00	11-1-2040	348,145	370,121
FNMA	4.00	11-1-2040	168,511	179,990
FNMA	4.00	11-1-2040	274,657	293,385
FNMA	4.00	11-1-2040	38,412	41,031
FNMA	4.00	11-1-2040	27,613	29,496
FNMA	4.00	11-1-2040	66,892	71,450
FNMA	4.00	11-1-2040	3,074,648	3,284,304

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	12-1-2040	$13,301	$14,206
FNMA	4.00	12-1-2040	28,026	29,937
FNMA	4.00	12-1-2040	96,007	102,554
FNMA	4.00	12-1-2040	335,454	358,287
FNMA	4.00	12-1-2040	139,618	149,122
FNMA	4.00	12-1-2040	69,939	74,525
FNMA	4.00	12-1-2040	388,909	414,478
FNMA	4.00	12-1-2040	898,369	959,482
FNMA	4.00	12-1-2040	2,898,162	3,115,435
FNMA	4.00	1-1-2041	9,435	10,056
FNMA	4.00	1-1-2041	75,474	80,612
FNMA	4.00	1-1-2041	3,973,786	4,243,886
FNMA	4.00	2-1-2041	330,082	352,533
FNMA	4.00	2-1-2041	177,137	188,824
FNMA	4.00	2-1-2041	4,535,806	4,843,986
FNMA	4.00	3-1-2041	115,374	123,249
FNMA	4.00	3-1-2041	2,171,865	2,319,857
FNMA	4.00	4-1-2041	271,933	290,493
FNMA	4.00	5-1-2041	4,454,009	4,755,935
FNMA	4.00	7-1-2041	23,789	25,369
FNMA	4.00	7-1-2041	92,252	98,076
FNMA	4.00	8-1-2041	20,701	22,008
FNMA	4.00	8-1-2041	316,256	337,749
FNMA	4.00	10-1-2041	1,741,013	1,859,037
FNMA	4.00	10-1-2041	1,351,746	1,440,476
FNMA	4.00	10-1-2041	239,871	255,012
FNMA	4.00	10-1-2041	113,126	120,835
FNMA	4.00	11-1-2041	337,033	359,035
FNMA	4.00	11-1-2041	1,122,254	1,197,991
FNMA	4.00	12-1-2041	391,785	418,124
FNMA	4.00	12-1-2041	211,330	225,471
FNMA	4.00	12-1-2041	248,164	264,875
FNMA	4.00	1-1-2042	10,799	11,487
FNMA	4.00	1-1-2042	50,767	53,972
FNMA	4.00	2-1-2042	73,866	78,528
FNMA	4.00	2-1-2042	15,973	17,046
FNMA	4.00	2-1-2042	120,002	127,974
FNMA	4.00	2-1-2042	2,816,523	2,994,314
FNMA	4.00	4-1-2042	1,410,323	1,503,850
FNMA	4.00	7-1-2042	61,958	66,013
FNMA	4.00	10-1-2043	5,084,273	5,413,841
FNMA	4.00	10-1-2043	6,546,693	6,964,210
FNMA	4.00	12-1-2043	4,839,014	5,151,856
FNMA	4.00	7-1-2044	5,940,769	6,326,392
FNMA	4.00	9-1-2044	12,121,326	12,909,256
FNMA	4.00	10-1-2044	9,389,557	10,001,458
FNMA	4.00	10-1-2044	6,086,941	6,483,231
FNMA	4.00	3-1-2045	14,892,815	15,841,383
FNMA	4.00	7-1-2045	11,447,873	12,193,969
FNMA	4.50	3-1-2018	14,649	15,213

14	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	4-1-2018	$71,276	$74,016
FNMA	4.50	12-1-2018	10,076	10,468
FNMA	4.50	5-1-2019	9,624	10,016
FNMA	4.50	1-1-2020	22,000	23,008
FNMA	4.50	8-1-2020	10,907	11,368
FNMA	4.50	10-1-2020	39,008	40,725
FNMA	4.50	10-1-2020	25,838	26,848
FNMA	4.50	12-1-2020	58,286	60,997
FNMA	4.50	1-1-2021	30,770	32,317
FNMA	4.50	3-1-2022	241,858	251,301
FNMA	4.50	3-1-2022	39,802	41,383
FNMA	4.50	5-1-2022	7,684	7,987
FNMA	4.50	11-1-2022	59,547	62,321
FNMA	4.50	2-1-2023	244,619	257,579
FNMA	4.50	3-1-2023	19,892	21,099
FNMA	4.50	3-1-2023	4,809	5,104
FNMA	4.50	3-1-2023	130,045	138,029
FNMA	4.50	5-1-2023	102,336	106,288
FNMA	4.50	5-1-2023	33,209	35,250
FNMA	4.50	5-1-2023	17,411	18,425
FNMA	4.50	5-1-2023	12,486	13,093
FNMA	4.50	6-1-2023	165,052	175,104
FNMA	4.50	12-1-2023	93,506	100,595
FNMA	4.50	3-1-2024	14,635	15,729
FNMA	4.50	5-1-2024	17,554	18,886
FNMA	4.50	5-1-2024	236,654	251,207
FNMA	4.50	7-1-2024	932,620	1,003,130
FNMA	4.50	8-1-2024	7,230	7,762
FNMA	4.50	8-1-2024	119,841	129,001
FNMA	4.50	8-1-2024	78,165	84,044
FNMA	4.50	1-1-2025	1,264,736	1,361,660
FNMA	4.50	3-1-2025	72,246	76,764
FNMA	4.50	3-1-2025	1,255,701	1,351,983
FNMA	4.50	4-1-2025	123,241	132,660
FNMA	4.50	4-1-2025	28,795	31,174
FNMA	4.50	10-1-2025	187,321	202,801
FNMA	4.50	2-1-2026	114,269	123,727
FNMA	4.50	2-1-2026	28,006	29,792
FNMA	4.50	4-1-2026	529,539	569,530
FNMA	4.50	5-1-2026	58,616	63,038
FNMA	4.50	6-1-2026	16,883	17,550
FNMA	4.50	4-1-2028	38,603	41,801
FNMA	4.50	4-1-2028	15,954	17,277
FNMA	4.50	4-1-2028	30,876	33,427
FNMA	4.50	3-1-2029	30,684	33,219
FNMA	4.50	5-1-2029	4,128,319	4,470,044
FNMA	4.50	10-1-2029	270,012	292,379
FNMA	4.50	9-1-2033	284,520	309,254
FNMA	4.50	4-1-2035	85,029	92,066
FNMA	4.50	5-1-2035	19,807	21,574

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	7-1-2035	$3,227	$3,506
FNMA	4.50	8-1-2035	5,840	6,339
FNMA	4.50	9-1-2035	25,356	27,565
FNMA	4.50	9-1-2035	378,953	411,940
FNMA	4.50	9-1-2035	1,737,331	1,884,716
FNMA	4.50	10-1-2035	69,684	75,775
FNMA	4.50	3-1-2038	427,211	464,193
FNMA	4.50	2-1-2039	280,702	304,819
FNMA	4.50	2-1-2039	15,474	16,803
FNMA	4.50	2-1-2039	20,421	22,154
FNMA	4.50	2-1-2039	49,651	53,754
FNMA	4.50	3-1-2039	934,172	1,012,099
FNMA	4.50	3-1-2039	1,234,392	1,338,993
FNMA	4.50	4-1-2039	7,247	7,856
FNMA	4.50	4-1-2039	369,799	400,902
FNMA	4.50	4-1-2039	1,219,027	1,323,654
FNMA	4.50	4-1-2039	1,398,352	1,518,415
FNMA	4.50	5-1-2039	582,605	637,423
FNMA	4.50	5-1-2039	1,597,066	1,754,428
FNMA	4.50	6-1-2039	848,742	921,682
FNMA	4.50	9-1-2039	1,458,472	1,601,847
FNMA	4.50	12-1-2039	142,147	154,347
FNMA	4.50	2-1-2040	2,981,929	3,286,963
FNMA	4.50	2-1-2040	2,107,527	2,287,867
FNMA	4.50	3-1-2040	2,434,649	2,700,129
FNMA	4.50	5-1-2040	879,876	962,088
FNMA	4.50	5-1-2040	2,117,687	2,332,559
FNMA	4.50	6-1-2040	734,896	798,657
FNMA	4.50	8-1-2040	230,770	250,791
FNMA	4.50	8-1-2040	2,058,964	2,236,170
FNMA	4.50	9-1-2040	29,757	32,328
FNMA	4.50	10-1-2040	2,155,986	2,343,069
FNMA	4.50	10-1-2040	322,580	350,302
FNMA	4.50	11-1-2040	1,573,848	1,708,163
FNMA	4.50	2-1-2041	4,761,476	5,175,361
FNMA	4.50	2-1-2041	6,183,495	6,720,319
FNMA	4.50	4-1-2041	1,346,103	1,462,304
FNMA	4.50	5-1-2041	7,860	8,517
FNMA	4.50	5-1-2041	7,633,700	8,289,758
FNMA	4.50	1-1-2042	6,543,128	7,105,538
FNMA	4.50	9-1-2043	4,678,830	5,085,317
FNMA	4.88	12-15-2016	950,000	1,003,600
FNMA	5.00	11-1-2015	5,993	6,237
FNMA	5.00	2-13-2017	500,000	530,524
FNMA	5.00	5-11-2017	1,200,000	1,286,605
FNMA	5.00	12-1-2017	193,175	201,054
FNMA	5.00	6-1-2018	142,203	148,077
FNMA	5.00	10-1-2018	96,592	100,625
FNMA	5.00	11-1-2018	32,807	34,183
FNMA	5.00	6-1-2019	82,568	86,285

16	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	9-1-2019	$215,904	$225,374
FNMA	5.00	10-1-2019	121,760	127,238
FNMA	5.00	11-1-2019	110,281	114,997
FNMA	5.00	6-1-2020	50,417	53,025
FNMA	5.00	5-1-2023	64,580	69,758
FNMA	5.00	5-1-2023	380,969	410,529
FNMA	5.00	6-1-2023	49,558	53,251
FNMA	5.00	6-1-2023	167,154	179,661
FNMA	5.00	9-1-2024	97,714	107,629
FNMA	5.00	3-1-2025	1,058,044	1,145,860
FNMA	5.00	4-1-2034	173,427	192,417
FNMA	5.00	4-1-2034	525,100	581,580
FNMA	5.00	4-1-2035	1,548,455	1,710,751
FNMA	5.00	6-1-2035	511,996	564,291
FNMA	5.00	7-1-2035	34,758	38,321
FNMA	5.00	7-1-2035	27,258	30,054
FNMA	5.00	7-1-2035	47,479	52,302
FNMA	5.00	8-1-2035	64,295	70,876
FNMA	5.00	10-1-2035	1,958,157	2,158,128
FNMA	5.00	11-1-2035	500,062	551,511
FNMA	5.00	2-1-2036	2,387,471	2,632,841
FNMA	5.00	7-1-2036	41,415	45,670
FNMA	5.00	11-1-2036	189,408	208,628
FNMA	5.00	11-1-2036	165,821	182,648
FNMA	5.00	5-1-2037	47,216	52,007
FNMA	5.00	5-1-2037	51,853	57,114
FNMA	5.00	5-1-2037	156,837	172,752
FNMA	5.00	6-1-2037	46,759	51,504
FNMA	5.00	8-1-2037	340,954	375,552
FNMA	5.00	2-1-2038	1,231,981	1,357,836
FNMA	5.00	3-1-2038	681,736	750,914
FNMA	5.00	4-1-2038	43,937	48,395
FNMA	5.00	5-1-2038	213,176	234,807
FNMA	5.00	5-1-2038	131,214	144,528
FNMA	5.00	5-1-2038	65,842	72,524
FNMA	5.00	7-1-2038	5,342	5,884
FNMA	5.00	7-1-2038	7,815	8,608
FNMA	5.00	11-1-2038	176,073	193,939
FNMA	5.00	11-1-2038	96,215	105,978
FNMA	5.00	11-1-2038	6,299	6,938
FNMA	5.00	4-1-2039	231,265	254,732
FNMA	5.00	4-1-2039	290,977	320,503
FNMA	5.00	6-1-2039	517,708	570,242
FNMA	5.00	7-1-2039	370,724	408,342
FNMA	5.00	8-1-2039	3,731,920	4,114,240
FNMA	5.00	10-1-2039	667,569	736,092
FNMA	5.00	7-1-2040	5,731,684	6,366,322
FNMA	5.00	9-1-2040	3,535,383	3,904,666
FNMA	5.00	4-1-2041	2,256,699	2,489,144
FNMA	5.00	8-1-2041	305,315	337,466

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.38%	6-12-2017	$1,500,000	$1,620,987
FNMA	5.45	10-18-2021	200,000	210,136
FNMA	5.50	2-1-2016	996	1,000
FNMA	5.50	6-1-2016	28,540	28,824
FNMA	5.50	8-1-2016	6,996	7,085
FNMA	5.50	11-1-2016	56,593	57,730
FNMA	5.50	11-1-2016	2,423	2,468
FNMA	5.50	1-1-2017	36,593	37,365
FNMA	5.50	2-1-2017	15,465	15,804
FNMA	5.50	2-1-2017	1,013	1,030
FNMA	5.50	4-1-2017	33,438	34,289
FNMA	5.50	6-1-2017	65,087	66,900
FNMA	5.50	7-1-2017	77,316	79,665
FNMA	5.50	8-1-2017	19,692	20,288
FNMA	5.50	10-1-2017	73,012	75,513
FNMA	5.50	3-1-2018	30,054	31,228
FNMA	5.50	4-1-2018	34,795	36,209
FNMA	5.50	12-1-2018	368,254	381,696
FNMA	5.50	5-1-2021	163,591	173,581
FNMA	5.50	12-1-2021	4,737	4,805
FNMA	5.50	5-1-2023	149,232	163,552
FNMA	5.50	2-1-2024	15,624	17,056
FNMA	5.50	6-1-2024	140,289	153,508
FNMA	5.50	8-1-2025	79,573	89,817
FNMA	5.50	7-1-2033	129,863	146,409
FNMA	5.50	9-1-2033	292,551	328,463
FNMA	5.50	11-1-2033	147,963	166,847
FNMA	5.50	7-1-2034	157,527	177,012
FNMA	5.50	9-1-2034	63,660	71,773
FNMA	5.50	10-1-2034	52,255	58,682
FNMA	5.50	12-1-2034	283,407	319,157
FNMA	5.50	1-1-2035	285,579	321,807
FNMA	5.50	1-1-2035	1,725,288	1,943,198
FNMA	5.50	6-1-2035	363,188	407,318
FNMA	5.50	8-1-2035	40,476	45,582
FNMA	5.50	8-1-2035	238,765	267,722
FNMA	5.50	8-1-2035	454,287	508,666
FNMA	5.50	9-1-2035	378,676	429,151
FNMA	5.50	12-1-2035	466,713	522,970
FNMA	5.50	12-1-2035	504,563	566,141
FNMA	5.50	1-1-2036	1,166,672	1,305,857
FNMA	5.50	2-1-2036	230,037	257,030
FNMA	5.50	4-1-2036	768,896	859,760
FNMA	5.50	4-1-2036	334,843	376,254
FNMA	5.50	4-1-2036	1,844,899	2,071,305
FNMA	5.50	9-1-2036	23,609	26,377
FNMA	5.50	2-1-2037	191,488	218,714
FNMA	5.50	3-1-2037	58,980	66,009
FNMA	5.50	5-1-2037	103,203	115,571
FNMA	5.50	6-1-2037	204,777	231,899

18	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	7-1-2037	$20,314	$22,691
FNMA	5.50	7-1-2037	64,692	72,262
FNMA	5.50	2-1-2038	65,910	73,622
FNMA	5.50	2-1-2038	84,677	94,585
FNMA	5.50	2-1-2038	538,370	601,366
FNMA	5.50	3-1-2038	18,003	20,109
FNMA	5.50	4-1-2038	687,347	767,875
FNMA	5.50	5-1-2038	879,478	983,452
FNMA	5.50	5-1-2038	59,643	66,622
FNMA	5.50	5-1-2038	406,427	454,161
FNMA	5.50	6-1-2038	180,002	201,068
FNMA	5.50	6-1-2038	2,072,619	2,315,797
FNMA	5.50	7-1-2038	868,670	970,316
FNMA	5.50	7-1-2038	10,783	12,049
FNMA	5.50	8-1-2038	44,804	50,322
FNMA	5.50	9-1-2038	228,748	255,538
FNMA	5.50	11-1-2038	491,929	549,492
FNMA	5.50	11-1-2038	517,744	578,476
FNMA	5.50	1-1-2039	359,694	401,783
FNMA	5.50	2-1-2039	1,831,745	2,058,610
FNMA	5.50	5-1-2039	328,606	367,294
FNMA	5.50	6-1-2039	750,032	837,969
FNMA	5.50	12-1-2039	7,977	8,910
FNMA	5.50	6-1-2040	13,629	15,300
FNMA	5.50	9-1-2040	151,054	168,766
FNMA	5.50	2-1-2041	204,073	227,953
FNMA	5.63	7-15-2037	150,000	202,156
FNMA	6.00	7-1-2016	1,968	1,994
FNMA	6.00	9-1-2016	1,093	1,113
FNMA	6.00	11-1-2017	219	220
FNMA	6.00	11-1-2017	99,753	103,666
FNMA	6.00	1-1-2018	32,653	34,015
FNMA	6.00	5-1-2021	103,670	112,589
FNMA	6.00	5-1-2021	115,509	126,495
FNMA	6.00	9-1-2021	53,003	56,703
FNMA	6.00	8-1-2022	34,860	37,615
FNMA	6.00	10-1-2022	92,583	101,640
FNMA	6.00	9-1-2024	8,337	8,966
FNMA	6.00	11-1-2033	24,994	28,481
FNMA	6.00	8-1-2034	110,133	125,447
FNMA	6.00	9-1-2034	71,226	80,420
FNMA	6.00	10-1-2034	135,065	153,851
FNMA	6.00	11-1-2034	124,152	140,833
FNMA	6.00	3-1-2035	46,836	53,215
FNMA	6.00	1-1-2036	344,391	391,811
FNMA	6.00	3-1-2036	29,990	33,872
FNMA	6.00	4-18-2036	500,000	517,095
FNMA	6.00	9-1-2036	110,350	124,752
FNMA	6.00	9-1-2036	60,124	67,881
FNMA	6.00	9-1-2036	3,058	3,465

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	11-1-2036	$883,328	$996,806
FNMA	6.00	1-1-2037	440,353	497,998
FNMA	6.00	2-1-2037	2,008	2,268
FNMA	6.00	2-1-2037	1,288,743	1,456,711
FNMA	6.00	3-1-2037	173,992	196,482
FNMA	6.00	4-1-2037	11,371	12,873
FNMA	6.00	5-1-2037	508,699	576,311
FNMA	6.00	5-1-2037	4,679	5,298
FNMA	6.00	6-1-2037	6,447	7,296
FNMA	6.00	7-1-2037	646,522	731,622
FNMA	6.00	8-1-2037	3,404	3,845
FNMA	6.00	8-1-2037	446,391	503,737
FNMA	6.00	8-1-2037	136,549	155,379
FNMA	6.00	8-1-2037	20,971	23,691
FNMA	6.00	9-1-2037	3,376	3,809
FNMA	6.00	9-1-2037	34,871	39,496
FNMA	6.00	9-1-2037	324,043	365,939
FNMA	6.00	9-1-2037	21,340	24,082
FNMA	6.00	9-1-2037	44,315	50,008
FNMA	6.00	9-1-2037	64,442	72,940
FNMA	6.00	9-1-2037	53,403	60,492
FNMA	6.00	9-1-2037	37,674	42,526
FNMA	6.00	9-1-2037	36,372	41,138
FNMA	6.00	10-1-2037	473,536	534,932
FNMA	6.00	10-1-2037	117,144	132,269
FNMA	6.00	10-1-2037	27,390	30,963
FNMA	6.00	10-1-2037	1,865	2,113
FNMA	6.00	10-1-2037	92,921	105,256
FNMA	6.00	10-1-2037	730,162	823,963
FNMA	6.00	10-1-2037	2,419	2,732
FNMA	6.00	11-1-2037	4,124	4,667
FNMA	6.00	11-1-2037	5,347	6,033
FNMA	6.00	11-1-2037	18,984	21,489
FNMA	6.00	11-1-2037	14,769	16,667
FNMA	6.00	11-1-2037	28,281	31,957
FNMA	6.00	12-1-2037	21,083	23,852
FNMA	6.00	1-1-2038	37,321	42,255
FNMA	6.00	1-1-2038	18,649	21,056
FNMA	6.00	1-1-2038	274,161	310,161
FNMA	6.00	2-1-2038	1,032	1,165
FNMA	6.00	2-1-2038	75,311	84,986
FNMA	6.00	2-1-2038	90,188	102,110
FNMA	6.00	2-1-2038	30,049	33,909
FNMA	6.00	6-1-2038	29,445	33,229
FNMA	6.00	7-1-2038	6,032	6,827
FNMA	6.00	7-1-2038	192,112	216,897
FNMA	6.00	7-1-2038	52,390	59,170
FNMA	6.00	7-1-2038	150,198	169,778
FNMA	6.00	8-1-2038	1,079	1,219
FNMA	6.00	8-1-2038	56,300	63,627

20	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	8-1-2038	$15,082	$17,020
FNMA	6.00	8-1-2038	4,442	5,013
FNMA	6.00	8-1-2038	48,256	54,455
FNMA	6.00	8-1-2038	35,068	39,574
FNMA	6.00	9-1-2038	6,801	7,730
FNMA	6.00	9-1-2038	2,976	3,358
FNMA	6.00	9-1-2038	9,031	10,217
FNMA	6.00	9-1-2038	26,605	30,023
FNMA	6.00	9-1-2038	37,860	42,727
FNMA	6.00	9-1-2038	2,033	2,294
FNMA	6.00	9-1-2038	95,645	108,089
FNMA	6.00	9-1-2038	36,960	41,708
FNMA	6.00	9-1-2038	34,934	39,422
FNMA	6.00	9-1-2038	34,100	38,496
FNMA	6.00	9-1-2038	26,902	30,447
FNMA	6.00	9-1-2038	13,497	15,247
FNMA	6.00	9-1-2038	47,807	53,998
FNMA	6.00	10-1-2038	53,301	60,149
FNMA	6.00	10-1-2038	18,391	20,754
FNMA	6.00	10-1-2038	10,623	11,988
FNMA	6.00	11-1-2038	2,307	2,605
FNMA	6.00	11-1-2038	36,018	40,645
FNMA	6.00	11-1-2038	223,332	252,294
FNMA	6.00	11-1-2038	16,841	19,015
FNMA	6.00	11-1-2038	30,540	34,464
FNMA	6.00	11-1-2038	31,889	36,006
FNMA	6.00	12-1-2038	44,901	50,670
FNMA	6.00	12-1-2038	26,751	30,198
FNMA	6.00	12-1-2038	51,076	57,745
FNMA	6.00	1-1-2039	14,990	16,963
FNMA	6.00	1-1-2039	59,306	66,925
FNMA	6.00	2-1-2039	47,474	53,753
FNMA	6.00	3-1-2039	7,852	8,896
FNMA	6.00	9-1-2039	1,856	2,099
FNMA	6.00	9-1-2039	118,355	133,942
FNMA	6.00	10-1-2039	2,047,703	2,317,810
FNMA	6.00	4-1-2040	2,477,869	2,806,916
FNMA	6.00	6-1-2040	13,457	15,223
FNMA	6.21	8-6-2038	200,000	282,906
FNMA	6.25	5-15-2029	500,000	683,514
FNMA	6.50	7-1-2036	138,150	165,054
FNMA	6.50	9-1-2036	77,688	89,167
FNMA	6.50	9-1-2036	6,255	7,179
FNMA	6.50	12-1-2036	316,694	363,487
FNMA	6.50	3-1-2037	16,299	18,707
FNMA	6.50	4-1-2037	13,164	15,109
FNMA	6.50	5-1-2037	54,833	62,934
FNMA	6.50	5-1-2037	1,478	1,696
FNMA	6.50	6-1-2037	56,981	65,401
FNMA	6.50	6-1-2037	89,346	102,547

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	21

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.50%	8-1-2037	$15,503	$17,793
FNMA	6.50	9-1-2037	432,888	514,749
FNMA	6.50	9-1-2037	537,775	625,244
FNMA	6.50	9-1-2037	3,252	3,854
FNMA	6.50	10-1-2037	2,821	3,279
FNMA	6.50	10-1-2037	145,235	169,762
FNMA	6.50	10-1-2037	46,306	53,148
FNMA	6.50	10-1-2037	880,860	1,039,112
FNMA	6.50	11-1-2037	59,733	69,370
FNMA	6.50	11-1-2037	179,661	213,499
FNMA	6.50	11-1-2037	12,178	13,977
FNMA	6.50	1-1-2038	134,812	154,732
FNMA	6.50	1-1-2038	33,183	38,086
FNMA	6.50	3-1-2038	8,765	10,462
FNMA	6.50	7-1-2038	12,624	14,489
FNMA	6.50	9-1-2038	113,519	130,292
FNMA	6.50	9-1-2038	10,324	11,891
FNMA	6.50	9-1-2038	6,351	7,290
FNMA	6.50	10-1-2038	46,659	53,553
FNMA	6.50	1-1-2039	461,668	529,882
FNMA	6.50	2-1-2039	39,329	45,140
FNMA	6.50	6-1-2039	31,707	36,392
FNMA	6.50	10-1-2039	897,484	1,030,092
FNMA	6.50	10-1-2039	353,495	406,207
FNMA	6.50	5-1-2040	257,521	295,571
FNMA	6.63	11-15-2030	1,300,000	1,856,504
FNMA	7.00	8-1-2037	23,336	26,046
FNMA	7.13	1-15-2030	500,000	742,811
FNMA	7.25	5-15-2030	1,300,000	1,933,646
GNMA	3.00	9-15-2042	3,448,737	3,511,233
GNMA	3.00	9-15-2042	266,614	271,445
GNMA	3.00	9-20-2042	7,367,394	7,501,459
GNMA	3.00	11-15-2042	7,429,286	7,563,913
GNMA	3.00	11-20-2042	3,739,570	3,807,620
GNMA	3.00	12-20-2042	1,590,664	1,619,610
GNMA	3.00	1-20-2043	7,656,749	7,796,081
GNMA	3.00	2-20-2043	8,471,273	8,629,621
GNMA	3.00	3-15-2043	1,492,186	1,519,263
GNMA	3.00	3-15-2043	1,404,068	1,429,527
GNMA	3.00	3-20-2043	5,888,062	5,995,210
GNMA	3.00	3-20-2043	2,516,975	2,564,106
GNMA	3.00	4-20-2043	1,584,826	1,610,526
GNMA	3.00	6-15-2043	685,751	698,148
GNMA	3.00	8-20-2043	4,253,086	4,330,486
GNMA	3.00	9-15-2043	300,899	306,317
GNMA	3.00	6-20-2045	8,952,664	9,084,320
GNMA %%	3.00	9-21-2045	14,500,000	14,691,445
GNMA	3.50	12-15-2040	497,233	520,079
GNMA	3.50	1-15-2041	416,902	434,122
GNMA	3.50	10-15-2041	2,140,750	2,229,171

22	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	3.50%	2-15-2042	$5,720,213	$5,979,536
GNMA	3.50	3-20-2042	1,725,584	1,804,276
GNMA	3.50	4-20-2042	1,164,766	1,217,942
GNMA	3.50	5-15-2042	2,503,619	2,607,028
GNMA	3.50	5-15-2042	1,571,054	1,640,747
GNMA	3.50	6-15-2042	8,281,134	8,653,929
GNMA	3.50	6-20-2042	1,879,513	1,965,515
GNMA	3.50	7-15-2042	2,977,590	3,111,630
GNMA	3.50	10-20-2042	3,333,412	3,486,460
GNMA	3.50	3-20-2043	4,318,917	4,516,635
GNMA	3.50	4-15-2043	3,411,366	3,552,268
GNMA	3.50	4-20-2043	15,012,372	15,703,990
GNMA	3.50	10-20-2043	3,837,878	4,014,706
GNMA	3.50	1-20-2044	3,750,842	3,921,446
GNMA	3.50	5-20-2044	3,780,637	3,948,131
GNMA	3.50	10-20-2044	12,894,909	13,448,103
GNMA	3.50	12-20-2044	8,045,904	8,391,075
GNMA	3.50	4-20-2045	15,869,119	16,566,717
GNMA	3.50	6-20-2045	11,937,096	12,449,708
GNMA	4.00	6-15-2039	267,106	284,046
GNMA	4.00	7-15-2039	112,204	119,320
GNMA	4.00	7-15-2039	360,634	383,506
GNMA	4.00	8-15-2040	3,152,493	3,352,423
GNMA	4.00	9-15-2040	5,407,328	5,753,933
GNMA	4.00	10-15-2040	1,743,997	1,871,488
GNMA	4.00	12-15-2040	3,049,006	3,286,378
GNMA	4.00	1-15-2041	1,185,288	1,276,935
GNMA	4.00	1-15-2041	2,993,830	3,226,570
GNMA	4.00	7-15-2041	866,730	921,698
GNMA	4.00	10-20-2041	1,530,848	1,632,305
GNMA	4.00	11-20-2041	4,277,316	4,576,506
GNMA	4.00	2-20-2042	1,022,143	1,093,224
GNMA	4.00	4-20-2042	4,419,026	4,708,662
GNMA	4.00	5-20-2042	3,425,542	3,649,225
GNMA	4.00	3-20-2043	1,205,409	1,288,747
GNMA	4.00	8-20-2043	5,585,891	5,927,781
GNMA	4.00	3-20-2044	6,281,524	6,666,013
GNMA	4.00	5-20-2044	6,099,744	6,473,110
GNMA	4.00	6-20-2044	5,302,938	5,627,534
GNMA	4.00	8-20-2044	7,011,496	7,440,679
GNMA	4.00	10-20-2044	1,518,600	1,610,906
GNMA	4.00	12-20-2044	9,166,305	9,721,258
GNMA	4.50	3-15-2037	61,764	67,033
GNMA	4.50	3-15-2038	35,014	37,974
GNMA	4.50	3-15-2039	423,199	462,862
GNMA	4.50	3-15-2039	7,489,375	8,144,535
GNMA	4.50	4-15-2039	464,683	504,736
GNMA	4.50	5-15-2039	837,531	917,819
GNMA	4.50	6-15-2039	531,522	576,846
GNMA	4.50	6-15-2039	261,787	283,917

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	23

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	7-15-2039	$563,634	$611,699
GNMA	4.50	7-15-2039	969,878	1,052,587
GNMA	4.50	9-15-2039	414,097	449,106
GNMA	4.50	9-15-2039	1,707,196	1,852,775
GNMA	4.50	10-15-2039	866,769	942,279
GNMA	4.50	12-15-2039	939,106	1,029,521
GNMA	4.50	1-15-2040	1,081,094	1,175,676
GNMA	4.50	4-15-2040	121,925	132,792
GNMA	4.50	5-15-2040	2,228,868	2,417,317
GNMA	4.50	5-15-2040	33,305	36,207
GNMA	4.50	5-15-2040	2,049,867	2,265,150
GNMA	4.50	6-15-2040	100,205	108,678
GNMA	4.50	6-15-2040	1,161,347	1,265,042
GNMA	4.50	6-15-2040	422,458	458,178
GNMA	4.50	7-15-2040	2,655,620	2,880,275
GNMA	4.50	9-15-2040	92,852	100,976
GNMA	4.50	9-15-2040	353,666	384,076
GNMA	4.50	9-15-2040	396,406	429,924
GNMA	4.50	10-15-2040	28,912	31,370
GNMA	4.50	11-15-2040	30,115	32,674
GNMA	4.50	11-15-2040	1,879,607	2,043,646
GNMA	4.50	12-15-2040	100,809	109,385
GNMA	4.50	2-15-2041	1,221,799	1,338,261
GNMA	4.50	3-15-2041	50,737	55,051
GNMA	4.50	3-15-2041	64,588	70,049
GNMA	4.50	4-15-2041	143,263	155,258
GNMA	4.50	4-15-2041	1,213,900	1,315,694
GNMA	4.50	4-15-2041	294,514	322,676
GNMA	4.50	5-15-2041	29,099	31,580
GNMA	4.50	6-15-2041	55,411	60,086
GNMA	4.50	6-15-2041	177,655	192,868
GNMA	4.50	6-15-2041	916,859	994,975
GNMA	4.50	6-15-2041	1,748,665	1,897,431
GNMA	4.50	7-15-2041	135,020	146,504
GNMA	4.50	7-15-2041	2,111,764	2,290,886
GNMA	4.50	7-20-2041	1,285,284	1,396,307
GNMA	4.50	10-15-2041	205,731	223,959
GNMA	4.50	10-15-2041	86,938	94,391
GNMA	4.50	10-15-2041	70,877	76,904
GNMA	4.50	11-20-2041	1,160,238	1,262,966
GNMA	4.50	12-20-2043	4,830,933	5,189,756
GNMA	4.50	1-20-2044	2,939,480	3,157,763
GNMA	4.50	4-20-2044	3,407,015	3,660,089
GNMA	5.00	3-15-2035	398,306	439,546
GNMA	5.00	5-15-2038	1,454,570	1,602,963
GNMA	5.00	8-15-2038	1,012,516	1,117,213
GNMA	5.00	8-15-2038	175,045	193,145
GNMA	5.00	8-15-2038	8,768	9,664
GNMA	5.00	12-15-2038	447,885	494,478
GNMA	5.00	3-15-2039	568,833	627,225

24	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.00%	3-15-2039	$82,266	$90,823
GNMA	5.00	3-15-2039	1,086,960	1,198,311
GNMA	5.00	5-15-2039	260,157	287,248
GNMA	5.00	6-15-2039	2,075,721	2,291,243
GNMA	5.00	7-15-2039	37,065	40,898
GNMA	5.00	9-15-2039	4,342,555	4,837,391
GNMA	5.00	11-15-2039	1,214,730	1,361,705
GNMA	5.00	1-15-2040	1,944,339	2,179,008
GNMA	5.00	2-15-2040	1,176,782	1,318,927
GNMA	5.00	3-15-2040	3,689,288	4,101,348
GNMA	5.00	5-15-2040	1,293,075	1,426,808
GNMA	5.00	7-15-2040	3,860	4,262
GNMA	5.00	7-15-2040	1,165,361	1,293,030
GNMA	5.00	12-15-2040	881,842	972,370
GNMA	5.00	9-15-2041	116,125	127,798
GNMA	5.00	10-15-2041	283,351	311,946
GNMA	5.00	5-20-2042	1,674,988	1,857,651
GNMA	5.50	9-15-2034	169,836	192,331
GNMA	5.50	11-15-2035	262,134	296,826
GNMA	5.50	12-15-2035	249,530	283,147
GNMA	5.50	2-15-2036	113,770	128,980
GNMA	5.50	3-15-2036	204,944	229,883
GNMA	5.50	5-15-2036	3,850	4,332
GNMA	5.50	5-15-2036	40,112	45,385
GNMA	5.50	2-15-2037	79,268	89,063
GNMA	5.50	6-15-2037	4,151	4,666
GNMA	5.50	8-15-2037	75,793	84,969
GNMA	5.50	2-15-2038	189,424	212,832
GNMA	5.50	2-15-2038	428,485	484,568
GNMA	5.50	3-15-2038	51,187	57,513
GNMA	5.50	3-15-2038	10,422	11,710
GNMA	5.50	4-15-2038	117,993	132,575
GNMA	5.50	5-15-2038	109,869	123,600
GNMA	5.50	5-15-2038	264,447	297,248
GNMA	5.50	6-15-2038	15,704	17,645
GNMA	5.50	6-15-2038	38,096	42,804
GNMA	5.50	6-15-2038	129,601	145,605
GNMA	5.50	7-15-2038	335,852	377,358
GNMA	5.50	8-15-2038	25,166	28,276
GNMA	5.50	8-15-2038	194,168	218,165
GNMA	5.50	8-15-2038	1,760,123	2,006,935
GNMA	5.50	9-15-2038	62,848	70,542
GNMA	5.50	9-15-2038	64,720	72,718
GNMA	5.50	9-15-2038	991,757	1,114,205
GNMA	5.50	10-15-2038	474,188	531,594
GNMA	5.50	10-15-2038	48,814	54,848
GNMA	5.50	11-15-2038	31,506	35,397
GNMA	5.50	11-15-2038	78,047	87,752
GNMA	5.50	11-15-2038	215,531	242,170
GNMA	5.50	11-15-2038	208,928	234,750

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	25

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.50%	12-15-2038	$275,721	$309,799
GNMA	5.50	12-15-2038	44,916	50,466
GNMA	5.50	12-15-2038	239,379	268,965
GNMA	5.50	1-15-2039	89,961	101,221
GNMA	5.50	1-15-2039	52,387	58,964
GNMA	5.50	7-15-2039	15,543	17,515
GNMA	5.50	7-15-2039	143,584	161,315
GNMA	5.50	8-15-2039	69,336	77,846
GNMA	5.50	10-15-2039	984,905	1,106,625
GNMA	5.50	2-15-2040	10,555	11,837
GNMA	5.50	2-15-2040	35,025	39,351
GNMA	5.50	3-15-2040	59,111	66,904
GNMA	5.50	3-15-2040	54,777	61,547
GNMA	5.50	3-15-2040	461,788	518,857
GNMA	5.50	3-15-2040	185,440	208,273
GNMA	5.50	7-15-2040	18,641	20,906
GNMA	5.50	12-15-2040	73,999	83,143
GNMA	5.50	2-15-2041	61,745	69,221
GNMA	5.50	4-15-2041	119,418	133,875
GNMA	6.00	12-15-2031	20,878	23,457
GNMA	6.00	6-15-2036	224,757	254,686
GNMA	6.00	8-15-2036	4,979	5,747
GNMA	6.00	1-15-2037	623,974	714,777
GNMA	6.00	5-15-2037	5,806	6,619
GNMA	6.00	5-15-2037	4,603	5,171
GNMA	6.00	5-15-2037	189,874	218,691
GNMA	6.00	6-15-2037	18,847	21,744
GNMA	6.00	6-15-2037	55,609	64,722
GNMA	6.00	7-15-2037	41,981	47,167
GNMA	6.00	8-15-2037	6,009	6,800
GNMA	6.00	8-15-2037	81,708	94,114
GNMA	6.00	8-15-2037	245,914	278,471
GNMA	6.00	1-15-2038	3,262	3,692
GNMA	6.00	1-15-2038	266,183	301,309
GNMA	6.00	2-15-2038	5,748	6,504
GNMA	6.00	7-15-2038	376,228	425,729
GNMA	6.00	8-15-2038	436,160	493,595
GNMA	6.00	8-15-2038	165,523	187,324
GNMA	6.00	8-15-2038	141,930	160,616
GNMA	6.00	9-15-2038	382,912	433,301
GNMA	6.00	9-15-2038	3,365	3,809
GNMA	6.00	9-15-2038	2,467	2,791
GNMA	6.00	9-15-2038	2,534	2,867
GNMA	6.00	9-15-2038	180,799	204,592
GNMA	6.00	10-15-2038	190,309	215,426
GNMA	6.00	10-15-2038	13,734	15,544
GNMA	6.00	10-15-2038	294,888	333,734
GNMA	6.00	10-15-2038	39,671	44,892
GNMA	6.00	10-15-2038	31,594	35,496
GNMA	6.00	10-15-2038	71,386	80,766

26	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.00%	10-15-2038	$52,368	$58,864
GNMA	6.00	11-15-2038	81,975	92,136
GNMA	6.00	11-15-2038	91,486	102,835
GNMA	6.00	12-15-2038	4,870	5,615
GNMA	6.00	12-15-2038	260,652	292,851
GNMA	6.00	1-15-2039	4,067	4,608
GNMA	6.00	1-15-2039	117,542	132,129
GNMA	6.00	2-15-2039	2,974	3,361
GNMA	6.00	2-15-2039	342,587	389,849
GNMA	6.00	6-15-2039	14,430	16,212
GNMA	6.00	8-15-2039	27,622	31,035
GNMA	6.00	8-15-2039	7,037	7,906
GNMA	6.00	10-15-2039	31,530	36,258
GNMA	6.00	11-15-2039	2,527	2,859
GNMA	6.00	12-15-2039	293,522	332,142
GNMA	6.00	3-15-2040	6,922	7,778
GNMA	6.00	12-15-2040	226,352	256,132
GNMA	6.00	6-15-2041	811,891	918,705
GNMA	6.00	6-15-2041	117,295	131,785
GNMA	6.00	6-15-2041	588,281	665,698
GNMA	6.50	11-15-2023	620	708
GNMA	6.50	12-15-2023	520	594
GNMA	6.50	10-15-2031	114,985	133,553
GNMA	6.50	3-15-2034	202,924	231,964
GNMA	6.50	9-15-2036	34,527	39,450
GNMA	6.50	10-15-2036	55,125	62,986
GNMA	6.50	2-15-2037	27,838	31,808
GNMA	6.50	12-15-2037	70,393	82,859
GNMA	6.50	1-15-2038	81,933	93,616
GNMA	6.50	4-15-2038	19,090	21,812
GNMA	6.50	5-15-2038	61,825	70,640
GNMA	6.50	5-15-2038	5,267	6,018
GNMA	6.50	8-15-2038	2,407	2,750
GNMA	6.50	8-15-2038	34,151	39,021
GNMA	6.50	8-15-2038	75,322	92,355
GNMA	6.50	9-15-2038	79,332	90,644
GNMA	6.50	9-15-2038	201,402	238,626
GNMA	6.50	10-15-2038	840,017	959,794
GNMA	6.50	10-15-2038	54,820	62,814
GNMA	6.50	10-15-2038	96,143	113,487
GNMA	6.50	11-15-2038	17,986	20,551
GNMA	6.50	11-15-2038	2,071	2,367
GNMA	6.50	12-15-2038	91,634	104,700
GNMA	6.50	2-15-2039	2,555	2,949
GNMA	6.50	5-15-2040	133,340	152,353
GNMA	6.50	7-15-2040	118,227	135,084
GNMA	6.50	7-15-2040	520,323	594,515
GNMA	7.00	3-15-2037	17,070	18,750
TVA	3.50	12-15-2042	150,000	140,945
TVA	3.88	2-15-2021	1,320,000	1,446,385

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	27

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
TVA	4.50%	4-1-2018	$200,000	$216,854
TVA	4.65	6-15-2035	200,000	227,756
TVA	4.88	1-15-2048	200,000	230,187
TVA	5.25	9-15-2039	1,500,000	1,835,738
TVA	5.50	7-18-2017	650,000	704,979
TVA	5.88	4-1-2036	300,000	392,377
TVA	6.15	1-15-2038	400,000	548,194

Total Agency Securities (Cost $1,565,546,386)				1,597,794,320

Corporate Bonds and Notes: 20.18%

Consumer Discretionary: 1.80%

Auto Components: 0.05%
BorgWarner Incorporated	4.63	9-15-2020	100,000	108,792
Delphi Corporation	4.15	3-15-2024	1,000,000	1,017,501
Johnson Controls Incorporated	3.75	12-1-2021	500,000	505,171
Johnson Controls Incorporated	4.25	3-1-2021	120,000	124,726
Johnson Controls Incorporated	4.63	7-2-2044	850,000	793,705
Johnson Controls Incorporated	5.00	3-30-2020	100,000	108,236
Johnson Controls Incorporated	5.70	3-1-2041	240,000	256,353

				2,914,484

Automobiles: 0.08%
Ford Motor Company	6.63	10-1-2028	200,000	232,333
Ford Motor Company	7.45	7-16-2031	1,000,000	1,257,759
General Motors Company	3.45	4-10-2022	1,000,000	956,548
General Motors Company	3.50	10-2-2018	1,000,000	1,014,060
General Motors Company	6.25	10-2-2043	1,250,000	1,337,796

				4,798,496

Diversified Consumer Services: 0.04%
Cornell University	5.45	2-1-2019	100,000	112,066
Dartmouth College	4.75	6-1-2019	75,000	83,019
President & Fellows of Harvard College	4.88	10-15-2040	300,000	346,790
Princeton University	5.70	3-1-2039	500,000	634,295
Stanford University	4.75	5-1-2019	500,000	553,350
University of Pennsylvania	4.67	9-1-2112	500,000	478,715
Vanderbilt University	5.25	4-1-2019	250,000	278,127

				2,486,362

Hotels, Restaurants & Leisure: 0.15%
Brinker International Incorporated	3.88	5-15-2023	150,000	145,024
Carnival Corporation	1.88	12-15-2017	200,000	199,841
Carnival Corporation	3.95	10-15-2020	267,000	277,935
Darden Restaurants Incorporated	6.45	10-15-2017	105,000	115,606
Darden Restaurants Incorporated	7.05	10-15-2037	20,000	24,031
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	155,323
Marriott International Incorporated	3.00	3-1-2019	200,000	203,421
Marriott International Incorporated	3.38	10-15-2020	167,000	171,671

28	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corporation	2.63%	1-15-2022	$1,000,000	$970,617
McDonald’s Corporation	3.38	5-26-2025	350,000	343,410
McDonald’s Corporation	3.50	7-15-2020	200,000	209,678
McDonald’s Corporation	3.63	5-20-2021	100,000	104,756
McDonald’s Corporation	3.70	2-15-2042	500,000	428,027
McDonald’s Corporation	5.35	3-1-2018	400,000	435,177
McDonald’s Corporation	5.80	10-15-2017	100,000	108,733
McDonald’s Corporation	6.30	10-15-2037	300,000	359,080
McDonald’s Corporation	6.30	3-1-2038	600,000	711,588
McDonald’s Corporation	4.60	5-26-2045	250,000	246,812
Starbucks Corporation	0.88	12-5-2016	200,000	199,850
Starbucks Corporation	2.00	12-5-2018	250,000	253,585
Starbucks Corporation	2.70	6-15-2022	200,000	199,717
Starbucks Corporation	4.30	6-15-2045	150,000	150,963
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	212,308
Starwood Hotels & Resort Company	3.75	3-15-2025	500,000	486,016
Wyndham Worldwide Corporation	2.95	3-1-2017	1,000,000	1,010,166
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	489,186
Yum! Brands Incorporated	3.88	11-1-2023	250,000	248,048
Yum! Brands Incorporated	5.30	9-15-2019	250,000	274,843
Yum! Brands Incorporated	5.35	11-1-2043	100,000	94,818
Yum! Brands Incorporated	6.25	3-15-2018	130,000	142,283
Yum! Brands Incorporated	6.88	11-15-2037	32,000	37,217

				9,009,730

Household Durables: 0.02%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	100,031
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	100,829
Newell Rubbermaid Incorporated	2.88	12-1-2019	200,000	199,800
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	102,388
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	182,084
Tupperware Brands Corporation	4.75	6-1-2021	250,000	258,870
Whirlpool Corporation	4.00	3-1-2024	125,000	126,829
Whirlpool Corporation	4.70	6-1-2022	200,000	212,294
Whirlpool Corporation	4.85	6-15-2021	100,000	109,403

				1,392,528

Internet & Catalog Retail: 0.09%
Amazon.com Incorporated	1.20	11-29-2017	350,000	347,700
Amazon.com Incorporated	2.50	11-29-2022	500,000	473,986
Amazon.com Incorporated	2.60	12-5-2019	400,000	404,667
Amazon.com Incorporated	3.30	12-5-2021	400,000	407,605
Amazon.com Incorporated	3.80	12-5-2024	500,000	499,753
Amazon.com Incorporated	4.80	12-5-2034	500,000	502,191
Amazon.com Incorporated	4.95	12-5-2044	600,000	598,615
Expedia Incorporated	4.50	8-15-2024	100,000	99,710
Expedia Incorporated	5.95	8-15-2020	600,000	656,393
QVC Incorporated	4.38	3-15-2023	300,000	286,757
QVC Incorporated	4.45	2-15-2025	500,000	466,579
QVC Incorporated	5.13	7-2-2022	200,000	201,821

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	29

Security name	Interest rate	Maturity date	Principal	Value

Internet & Catalog Retail (continued)
QVC Incorporated	5.45%	8-15-2034	$250,000	$221,279
QVC Incorporated	5.95	3-15-2043	125,000	114,541

				5,281,597

Leisure Products: 0.01%
Hasbro Incorporated	6.35	3-15-2040	155,000	173,880
Mattel Incorporated	1.70	3-15-2018	125,000	123,842
Mattel Incorporated	2.50	11-1-2016	280,000	283,192
Mattel Incorporated	3.15	3-15-2023	100,000	97,619
Mattel Incorporated	4.35	10-1-2020	100,000	105,493
Mattel Incorporated	6.20	10-1-2040	100,000	108,925

				892,951

Media: 0.98%
21st Century Fox America Incorporated	3.00	9-15-2022	375,000	362,722
21st Century Fox America Incorporated	3.70	9-15-2024	500,000	490,836
21st Century Fox America Incorporated	4.50	2-15-2021	500,000	532,937
21st Century Fox America Incorporated	4.75	9-15-2044	500,000	477,911
21st Century Fox America Incorporated	6.15	2-15-2041	735,000	826,477
21st Century Fox America Incorporated	6.20	12-15-2034	500,000	561,283
21st Century Fox America Incorporated	6.40	12-15-2035	750,000	847,961
21st Century Fox America Incorporated	6.65	11-15-2037	350,000	410,190
21st Century Fox America Incorporated	6.90	3-1-2019	500,000	570,908
21st Century Fox America Incorporated	6.90	8-15-2039	500,000	598,711
21st Century Fox America Incorporated	8.15	10-17-2036	250,000	336,383
CBS Corporation	1.95	7-1-2017	200,000	200,069
CBS Corporation	3.70	8-15-2024	500,000	482,216
CBS Corporation	4.63	5-15-2018	180,000	191,403
CBS Corporation	4.85	7-1-2042	200,000	182,655
CBS Corporation	4.90	8-15-2044	500,000	440,767
CBS Corporation	7.88	7-30-2030	600,000	768,608
Comcast Corporation	3.13	7-15-2022	500,000	502,425
Comcast Corporation	3.38	2-15-2025	750,000	744,995
Comcast Corporation	3.38	8-15-2025	600,000	594,283
Comcast Corporation	3.60	3-1-2024	500,000	509,755
Comcast Corporation	4.20	8-15-2034	750,000	731,015
Comcast Corporation	4.40	8-15-2035	300,000	300,245
Comcast Corporation	4.65	7-15-2042	548,000	559,169
Comcast Corporation	4.75	3-1-2044	375,000	389,319
Comcast Corporation	5.15	3-1-2020	500,000	558,880
Comcast Corporation	5.70	5-15-2018	500,000	552,532
Comcast Corporation	5.70	7-1-2019	1,000,000	1,127,936
Comcast Corporation	5.88	2-15-2018	75,000	82,571
Comcast Corporation	6.30	11-15-2017	500,000	551,059
Comcast Corporation	6.40	3-1-2040	500,000	623,431
Comcast Corporation	6.45	3-15-2037	900,000	1,118,421
Comcast Corporation	6.50	1-15-2017	400,000	428,322
Comcast Corporation	6.50	11-15-2035	550,000	682,332
Comcast Corporation	6.55	7-1-2039	650,000	828,114
Comcast Corporation	6.95	8-15-2037	400,000	520,844

30	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
DIRECTV Holdings LLC	2.40%	3-15-2017	$1,000,000	$1,006,548
DIRECTV Holdings LLC	3.80	3-15-2022	500,000	495,654
DIRECTV Holdings LLC	4.45	4-1-2024	700,000	706,764
DIRECTV Holdings LLC	4.60	2-15-2021	350,000	367,860
DIRECTV Holdings LLC	5.00	3-1-2021	700,000	750,169
DIRECTV Holdings LLC	5.15	3-15-2042	500,000	465,860
DIRECTV Holdings LLC	5.20	3-15-2020	330,000	359,784
DIRECTV Holdings LLC	6.00	8-15-2040	400,000	409,509
DIRECTV Holdings LLC	6.35	3-15-2040	145,000	154,598
DIRECTV Holdings LLC	6.38	3-1-2041	500,000	533,597
Discovery Communications LLC	3.30	5-15-2022	250,000	244,983
Discovery Communications LLC	4.38	6-15-2021	300,000	310,912
Discovery Communications LLC	4.95	5-15-2042	250,000	215,334
Discovery Communications LLC	5.05	6-1-2020	750,000	813,093
Discovery Communications LLC	5.63	8-15-2019	250,000	275,130
Discovery Communications LLC	6.35	6-1-2040	250,000	258,670
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	1,006,593
NBCUniversal Media LLC	2.88	1-15-2023	500,000	486,839
NBCUniversal Media LLC	4.38	4-1-2021	800,000	865,866
NBCUniversal Media LLC	4.45	1-15-2043	500,000	492,555
NBCUniversal Media LLC	5.95	4-1-2041	500,000	599,689
NBCUniversal Media LLC	6.40	4-30-2040	500,000	622,117
Omnicom Group Incorporated	3.63	5-1-2022	250,000	247,443
Omnicom Group Incorporated	4.45	8-15-2020	90,000	96,343
Omnicom Group Incorporated	6.25	7-15-2019	650,000	739,317
Scripps Networks Interactive Incorporated	2.80	6-15-2020	1,500,000	1,475,456
TCI Communications Incorporated	7.13	2-15-2028	350,000	446,383
Thomson Reuters Corporation	3.85	9-29-2024	1,000,000	983,055
Thomson Reuters Corporation	4.30	11-23-2023	300,000	305,780
Thomson Reuters Corporation	4.70	10-15-2019	425,000	461,504
Thomson Reuters Corporation	5.65	11-23-2043	200,000	211,784
Thomson Reuters Corporation	5.85	4-15-2040	134,000	145,369
Thomson Reuters Corporation	6.50	7-15-2018	500,000	560,687
Time Warner Cable Incorporated	4.00	9-1-2021	750,000	753,978
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	307,329
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	509,496
Time Warner Cable Incorporated	4.50	9-15-2042	600,000	479,450
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	270,269
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	547,234
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	574,956
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	270,229
Time Warner Cable Incorporated	5.85	5-1-2017	500,000	530,406
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	334,559
Time Warner Cable Incorporated	6.55	5-1-2037	850,000	853,590
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	957,242
Time Warner Cable Incorporated	6.75	7-1-2018	750,000	830,865
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	508,037
Time Warner Cable Incorporated	7.30	7-1-2038	800,000	846,913
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,031,826
Time Warner Cable Incorporated	8.25	4-1-2019	150,000	175,207

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	31

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Cable Incorporated	8.38%	3-15-2023	$250,000	$304,638
Time Warner Cable Incorporated	8.75	2-14-2019	704,000	831,640
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	327,142
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	356,314
Time Warner Incorporated	3.40	6-15-2022	100,000	98,699
Time Warner Incorporated	4.65	6-1-2044	750,000	695,014
Time Warner Incorporated	4.75	3-29-2021	500,000	538,299
Time Warner Incorporated	4.90	6-15-2042	51,000	49,524
Time Warner Incorporated	6.10	7-15-2040	400,000	438,016
Time Warner Incorporated	6.25	3-29-2041	500,000	563,099
Time Warner Incorporated	6.50	11-15-2036	252,000	290,346
Time Warner Incorporated	7.57	2-1-2024	250,000	303,634
Time Warner Incorporated	7.70	5-1-2032	700,000	893,776
Viacom Incorporated	2.50	12-15-2016	1,000,000	1,010,885
Viacom Incorporated	2.75	12-15-2019	150,000	147,354
Viacom Incorporated	3.25	3-15-2023	200,000	178,782
Viacom Incorporated	3.50	4-1-2017	100,000	102,038
Viacom Incorporated	4.25	9-1-2023	1,000,000	950,633
Viacom Incorporated	4.38	3-15-2043	552,000	406,870
Viacom Incorporated	4.50	3-1-2021	500,000	505,902
Viacom Incorporated	4.88	6-15-2043	175,000	138,337
Viacom Incorporated	5.25	4-1-2044	500,000	429,431
Viacom Incorporated	5.50	5-15-2033	200,000	200,304
Viacom Incorporated	5.63	9-15-2019	150,000	163,620
Viacom Incorporated	5.85	9-1-2043	125,000	114,378
Viacom Incorporated	6.13	10-5-2017	250,000	269,937
Viacom Incorporated	6.88	4-30-2036	340,000	356,483
Walt Disney Company	1.13	2-15-2017	500,000	501,753
Walt Disney Company	2.35	12-1-2022	500,000	484,355
Walt Disney Company	2.55	2-15-2022	250,000	247,673
Walt Disney Company	2.75	8-16-2021	500,000	505,797
Walt Disney Company	4.13	12-1-2041	250,000	244,818
Walt Disney Company	4.38	8-16-2041	250,000	253,159
Walt Disney Company	5.50	3-15-2019	500,000	561,259
Walt Disney Company	5.63	9-15-2016	250,000	262,564
Walt Disney Company	7.00	3-1-2032	75,000	103,835

				60,414,824

Multiline Retail: 0.14%
Dollar General Corporation	3.25	4-15-2023	350,000	332,596
Kohl’s Corporation	3.25	2-1-2023	150,000	143,570
Kohl’s Corporation	4.75	12-15-2023	300,000	317,289
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	200,000	202,896
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	300,000	306,169
Macy’s Retail Holdings Incorporated	5.90	12-1-2016	356,000	375,212
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	571,564
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	600,780
Macy’s Retail Holdings Incorporated	4.50	12-15-2034	500,000	455,470
Nordstrom Incorporated	4.00	10-15-2021	250,000	265,198
Nordstrom Incorporated	4.75	5-1-2020	135,000	149,176

32	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail (continued)
Nordstrom Incorporated	5.00%	1-15-2044	$100,000	$104,975
Nordstrom Incorporated	6.25	1-15-2018	500,000	551,060
Target Corporation	2.90	1-15-2022	250,000	250,712
Target Corporation	3.50	7-1-2024	500,000	513,676
Target Corporation	4.00	7-1-2042	725,000	694,403
Target Corporation	5.38	5-1-2017	350,000	375,064
Target Corporation	6.00	1-15-2018	500,000	550,764
Target Corporation	6.35	11-1-2032	300,000	376,795
Target Corporation	6.50	10-15-2037	400,000	516,280
Target Corporation	7.00	1-15-2038	768,000	1,048,600

				8,702,249

Specialty Retail: 0.23%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	104,582
Advance Auto Parts Incorporated	4.50	12-1-2023	250,000	258,600
AutoZone Incorporated	1.30	1-13-2017	200,000	199,843
AutoZone Incorporated	2.88	1-15-2023	250,000	239,431
AutoZone Incorporated	3.13	7-15-2023	150,000	146,558
AutoZone Incorporated	4.00	11-15-2020	200,000	211,597
Bed Bath & Beyond Incorporated	4.92	8-1-2034	250,000	236,661
Bed Bath & Beyond Incorporated	5.17	8-1-2044	350,000	335,356
Gap Incorporated	5.95	4-12-2021	700,000	774,663
Home Depot Incorporated	2.25	9-10-2018	1,000,000	1,020,317
Home Depot Incorporated	2.70	4-1-2023	375,000	364,817
Home Depot Incorporated	3.75	2-15-2024	500,000	520,297
Home Depot Incorporated	3.95	9-15-2020	400,000	430,397
Home Depot Incorporated	4.20	4-1-2043	400,000	390,740
Home Depot Incorporated	4.40	4-1-2021	500,000	545,635
Home Depot Incorporated	4.88	2-15-2044	500,000	530,099
Home Depot Incorporated	5.40	9-15-2040	200,000	226,109
Home Depot Incorporated	5.88	12-16-2036	1,500,000	1,814,118
Home Depot Incorporated	5.95	4-1-2041	500,000	617,728
Lowe’s Companies Incorporated	3.12	4-15-2022	200,000	201,520
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	157,698
Lowe’s Companies Incorporated	3.80	11-15-2021	500,000	526,324
Lowe’s Companies Incorporated	3.88	9-15-2023	250,000	261,077
Lowe’s Companies Incorporated	4.25	9-15-2044	250,000	245,100
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	438,478
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	518,479
Lowe’s Companies Incorporated	5.40	10-15-2016	500,000	524,730
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	298,441
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	129,754
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	94,295
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	445,218
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	152,083
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	49,347
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	161,951
Staples Incorporated	4.38	1-12-2023	200,000	198,792
TJX Companies Incorporated	2.75	6-15-2021	500,000	501,050

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	33

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail (continued)
TJX Companies Incorporated	6.95%	4-15-2019	$85,000	$98,954

				13,970,839

Textiles, Apparel & Luxury Goods: 0.01%
Nike Incorporated	2.25	5-1-2023	100,000	95,520
Nike Incorporated	3.63	5-1-2043	100,000	91,877
Ralph Lauren Corporation	2.13	9-26-2018	50,000	50,494
VF Corporation	3.50	9-1-2021	250,000	262,240
VF Corporation	5.95	11-1-2017	100,000	109,719
VF Corporation	6.45	11-1-2037	150,000	194,149

				803,999

Consumer Staples: 1.63%

Beverages: 0.43%
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	218,174
Anheuser-Busch Companies Incorporated	5.60	3-1-2017	50,000	53,352
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	292,917
Anheuser-Busch InBev Finance Company	1.13	1-27-2017	550,000	550,835
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	500,000	477,784
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	750,000	768,458
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	300,000	275,549
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	350,000	354,995
Anheuser-Busch InBev Worldwide Incorporated	1.38	7-15-2017	750,000	752,028
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	1,750,000	1,681,069
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	360,000	316,386
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,114,271
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	940,304
Anheuser-Busch InBev Worldwide Incorporated	6.88	11-15-2019	500,000	589,609
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	500,000	588,876
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	750,745
Beam Incorporated	1.75	6-15-2018	250,000	247,974
Beam Incorporated	1.88	5-15-2017	250,000	251,446
Brown-Forman Corporation	2.25	1-15-2023	250,000	236,210
Brown-Forman Corporation	3.75	1-15-2043	100,000	90,888
Coca-Cola Company	1.15	4-1-2018	500,000	497,474
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,106,100
Coca-Cola Company	1.80	9-1-2016	910,000	919,695
Coca-Cola Company	2.45	11-1-2020	1,000,000	1,009,380
Coca-Cola Company	2.50	4-1-2023	350,000	338,380
Coca-Cola Company	3.15	11-15-2020	1,010,000	1,049,336
Coca-Cola Company	3.20	11-1-2023	400,000	404,748
Coca-Cola Company	3.30	9-1-2021	70,000	72,566
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	520,416
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	109,984
Diageo Investment Corporation	2.88	5-11-2022	600,000	585,881
Diageo Investment Corporation	4.25	5-11-2042	250,000	242,837
Diageo Investment Corporation	7.45	4-15-2035	150,000	203,526
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	254,613
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	134,518

34	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Molson Coors Brewing Company	5.00%	5-1-2042	$500,000	$475,780
PepsiCo Incorporated	1.25	8-13-2017	400,000	400,428
PepsiCo Incorporated	2.25	1-7-2019	350,000	354,586
PepsiCo Incorporated	2.75	3-5-2022	370,000	365,667
PepsiCo Incorporated	2.75	3-1-2023	475,000	465,384
PepsiCo Incorporated	3.00	8-25-2021	250,000	254,829
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,033,809
PepsiCo Incorporated	3.60	3-1-2024	1,000,000	1,021,017
PepsiCo Incorporated	3.60	8-13-2042	250,000	219,372
PepsiCo Incorporated	4.00	3-5-2042	250,000	231,900
PepsiCo Incorporated	4.25	10-22-2044	200,000	194,409
PepsiCo Incorporated	4.50	1-15-2020	200,000	218,595
PepsiCo Incorporated	4.88	11-1-2040	325,000	346,477
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,091,878
PepsiCo Incorporated	5.50	1-15-2040	300,000	346,340
PepsiCo Incorporated	7.90	11-1-2018	500,000	591,397
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	815,236

				26,428,428

Food & Staples Retailing: 0.43%
Costco Wholesale Corporation	1.13	12-15-2017	1,000,000	995,126
Costco Wholesale Corporation	1.70	12-15-2019	500,000	493,307
Costco Wholesale Corporation	5.50	3-15-2017	400,000	427,694
CVS Caremark Corporation	2.25	12-5-2018	278,000	280,552
CVS Caremark Corporation	2.75	12-1-2022	500,000	486,256
CVS Caremark Corporation	3.38	8-12-2024	800,000	783,347
CVS Caremark Corporation	4.00	12-5-2023	1,000,000	1,041,784
CVS Caremark Corporation	4.75	5-18-2020	250,000	271,219
CVS Caremark Corporation	5.30	12-5-2043	300,000	322,183
CVS Caremark Corporation	5.75	6-1-2017	400,000	429,016
CVS Caremark Corporation	5.75	5-15-2041	300,000	339,130
CVS Caremark Corporation	6.25	6-1-2027	515,000	610,444
Delhaize America Incorporated	9.00	4-15-2031	500,000	660,661
Sysco Corporation	5.25	2-12-2018	300,000	326,243
Sysco Corporation	6.63	3-17-2039	200,000	262,336
The Kroger Company	1.20	10-17-2016	200,000	199,575
The Kroger Company	2.20	1-15-2017	200,000	202,161
The Kroger Company	2.30	1-15-2019	200,000	199,842
The Kroger Company	3.30	1-15-2021	500,000	507,247
The Kroger Company	3.40	4-15-2022	250,000	252,535
The Kroger Company	3.85	8-1-2023	250,000	253,568
The Kroger Company	5.00	4-15-2042	250,000	255,012
The Kroger Company	5.15	8-1-2043	150,000	158,181
The Kroger Company	6.15	1-15-2020	800,000	910,935
The Kroger Company	6.90	4-15-2038	300,000	376,199
The Kroger Company	7.50	4-1-2031	75,000	95,957
Wal-Mart Stores Incorporated	1.13	4-11-2018	1,000,000	994,744
Wal-Mart Stores Incorporated	2.55	4-11-2023	750,000	721,314
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	785,819
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,171,641

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	35

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing (continued)
Wal-Mart Stores Incorporated	4.00%	4-11-2043	$400,000	$384,491
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	545,770
Wal-Mart Stores Incorporated	4.30	4-22-2044	500,000	504,294
Wal-Mart Stores Incorporated	4.88	7-8-2040	850,000	916,471
Wal-Mart Stores Incorporated	5.00	10-25-2040	500,000	552,642
Wal-Mart Stores Incorporated	5.25	9-1-2035	950,000	1,084,283
Wal-Mart Stores Incorporated	5.63	4-1-2040	600,000	713,422
Wal-Mart Stores Incorporated	5.63	4-15-2041	500,000	598,486
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	775,408
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	122,731
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,298,255
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	701,224
Walgreen Company	3.10	9-15-2022	1,000,000	964,650
Walgreen Company	4.40	9-15-2042	500,000	438,079
Walgreen Company	5.25	1-15-2019	62,000	68,404
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	300,000	300,154
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	1,000,000	976,988
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	500,000	461,368

				26,221,148

Food Products: 0.36%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	801,275
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	586,368
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	257,369
Archer-Daniels-Midland Company	5.45	3-15-2018	100,000	109,610
Campbell Soup Company	2.50	8-2-2022	121,000	113,927
Campbell Soup Company	4.50	2-15-2019	285,000	305,140
ConAgra Foods Incorporated	3.20	1-25-2023	1,000,000	934,822
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	475,208
ConAgra Foods Incorporated	4.65	1-25-2043	350,000	303,481
ConAgra Foods Incorporated	6.63	8-15-2039	200,000	209,531
ConAgra Foods Incorporated	7.00	4-15-2019	500,000	571,090
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	163,293
General Mills Incorporated	3.65	2-15-2024	250,000	254,188
General Mills Incorporated	5.40	6-15-2040	345,000	375,901
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,110,916
General Mills Incorporated	5.70	2-15-2017	100,000	106,174
Hershey Company	2.63	5-1-2023	100,000	96,947
Hershey Company	4.13	12-1-2020	500,000	543,933
Hormel Foods Corporation	4.13	4-15-2021	100,000	110,043
Ingredion Incorporated	1.80	9-25-2017	150,000	149,169
Ingredion Incorporated	4.63	11-1-2020	300,000	320,180
J.M. Smucker Company	3.50	10-15-2021	300,000	306,305
J.M. Smucker Company 144A	3.50	3-15-2025	1,500,000	1,449,828
Kellogg Company	1.88	11-17-2016	500,000	503,468
Kellogg Company	3.25	5-21-2018	65,000	67,206
Kellogg Company	4.00	12-15-2020	221,000	234,622
Kellogg Company	4.15	11-15-2019	300,000	319,774
Kellogg Company Series B	7.45	4-1-2031	350,000	444,960
Kraft Foods Group Incorporated	2.25	6-5-2017	500,000	505,036

36	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
Kraft Foods Group Incorporated	3.50%	6-6-2022	$1,000,000	$1,011,685
Kraft Foods Group Incorporated	5.00	6-4-2042	750,000	763,388
Kraft Foods Group Incorporated	5.38	2-10-2020	250,000	276,255
Kraft Foods Group Incorporated	6.13	8-23-2018	1,000,000	1,109,883
Kraft Foods Group Incorporated	6.50	2-9-2040	793,000	957,888
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	593,127
McCormick & Company	3.50	9-1-2023	179,000	186,317
McCormick & Company	3.90	7-15-2021	75,000	79,732
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	272,098
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	111,304
Mondelez International	4.00	2-1-2024	1,200,000	1,228,388
Sara Lee Corporation	4.10	9-15-2020	266,000	276,113
Tyson Foods Incorporated	3.95	8-15-2024	1,000,000	998,956
Tyson Foods Incorporated	4.50	6-15-2022	500,000	524,551
Tyson Foods Incorporated	4.88	8-15-2034	250,000	249,191
Unilever Capital Corporation	0.85	8-2-2017	500,000	497,553
Unilever Capital Corporation	4.25	2-10-2021	300,000	328,359
Unilever Capital Corporation	4.80	2-15-2019	350,000	383,439
Unilever Capital Corporation	5.90	11-15-2032	300,000	385,023

				21,963,014

Household Products: 0.11%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	104,354
Clorox Company	3.05	9-15-2022	161,000	158,086
Clorox Company	3.50	12-15-2024	200,000	198,264
Clorox Company	5.95	10-15-2017	90,000	97,801
Colgate-Palmolive Company	1.95	2-1-2023	500,000	476,015
Colgate-Palmolive Company	2.30	5-3-2022	500,000	488,848
Colgate-Palmolive Company	2.95	11-1-2020	200,000	208,821
Colgate-Palmolive Company	5.20	11-7-2016	100,000	105,213
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	144,309
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	795,413
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	281,425
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	218,398
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	260,696
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	117,786
The Procter & Gamble Company	3.10	8-15-2023	375,000	381,325
The Procter & Gamble Company	4.70	2-15-2019	1,500,000	1,651,061
The Procter & Gamble Company	5.50	2-1-2034	350,000	424,805
The Procter & Gamble Company	5.55	3-5-2037	500,000	602,689
The Procter & Gamble Company	5.80	8-15-2034	100,000	124,494

				6,839,803

Personal Products: 0.00%
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	243,638

Tobacco: 0.30%
Altria Group Incorporated	2.63	1-14-2020	400,000	399,425
Altria Group Incorporated	2.85	8-9-2022	750,000	721,092

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	37

Security name	Interest rate	Maturity date	Principal	Value

Tobacco (continued)
Altria Group Incorporated	4.00%	1-31-2024	$89,000	$90,393
Altria Group Incorporated	4.25	8-9-2042	500,000	446,770
Altria Group Incorporated	4.50	5-2-2043	250,000	230,609
Altria Group Incorporated	4.75	5-5-2021	500,000	538,910
Altria Group Incorporated	5.38	1-31-2044	750,000	783,756
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,238,389
Altria Group Incorporated	9.70	11-10-2018	355,000	436,711
Altria Group Incorporated	9.95	11-10-2038	226,000	360,029
Altria Group Incorporated	10.20	2-6-2039	161,000	257,752
Philip Morris International Incorporated	1.63	3-20-2017	500,000	503,487
Philip Morris International Incorporated	1.88	1-15-2019	250,000	249,466
Philip Morris International Incorporated	2.50	8-22-2022	250,000	240,753
Philip Morris International Incorporated	2.63	3-6-2023	175,000	167,567
Philip Morris International Incorporated	3.25	11-10-2024	300,000	295,884
Philip Morris International Incorporated	3.88	8-21-2042	250,000	226,877
Philip Morris International Incorporated	4.13	3-4-2043	300,000	281,040
Philip Morris International Incorporated	4.25	11-10-2044	300,000	286,260
Philip Morris International Incorporated	4.38	11-15-2041	500,000	484,139
Philip Morris International Incorporated	4.50	3-26-2020	750,000	816,335
Philip Morris International Incorporated	4.50	3-20-2042	500,000	495,587
Philip Morris International Incorporated	5.65	5-16-2018	1,500,000	1,652,372
Philip Morris International Incorporated	6.38	5-16-2038	600,000	744,332
Reynolds American Incorporated 144A	2.30	8-21-2017	100,000	100,672
Reynolds American Incorporated 144A	3.75	5-20-2023	500,000	485,151
Reynolds American Incorporated	4.00	6-12-2022	400,000	410,663
Reynolds American Incorporated	4.45	6-12-2025	1,000,000	1,026,447
Reynolds American Incorporated	4.75	11-1-2042	250,000	231,513
Reynolds American Incorporated	4.85	9-15-2023	1,500,000	1,577,426
Reynolds American Incorporated	5.70	8-15-2035	300,000	317,795
Reynolds American Incorporated	5.85	8-15-2045	1,000,000	1,080,546
Reynolds American Incorporated	6.15	9-15-2043	125,000	136,849
Reynolds American Incorporated 144A	6.88	5-1-2020	250,000	288,930
Reynolds American Incorporated	7.25	6-15-2037	200,000	240,497
Reynolds American Incorporated 144A	8.13	6-23-2019	155,000	182,727

				18,027,151

Energy: 1.87%

Energy Equipment & Services: 0.13%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	506,437
Baker Hughes Incorporated	6.88	1-15-2029	250,000	301,724
Baker Hughes Incorporated	7.50	11-15-2018	375,000	433,423
Cameron International Corporation	1.15	12-15-2016	312,000	310,200
Cameron International Corporation	4.00	12-15-2023	400,000	407,016
Cameron International Corporation	4.50	6-1-2021	200,000	212,384
Cameron International Corporation	5.13	12-15-2043	187,000	187,485
Cameron International Corporation	5.95	6-1-2041	100,000	110,285
Cameron International Corporation	7.00	7-15-2038	100,000	120,951
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	300,000	215,334
Diamond Offshore Drilling Incorporated «	5.70	10-15-2039	300,000	241,186

38	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Energy Equipment & Services (continued)
Diamond Offshore Drilling Incorporated	5.88%	5-1-2019	$365,000	$396,661
FMC Technologies Incorporated	3.45	10-1-2022	100,000	93,896
Halliburton Company	2.00	8-1-2018	500,000	501,828
Halliburton Company	3.25	11-15-2021	200,000	201,064
Halliburton Company	3.50	8-1-2023	500,000	499,476
Halliburton Company	4.50	11-15-2041	250,000	235,374
Halliburton Company	4.75	8-1-2043	250,000	241,991
Halliburton Company	6.15	9-15-2019	350,000	400,083
Halliburton Company	7.45	9-15-2039	650,000	853,242
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	907,489
National Oilwell Varco Incorporated	3.95	12-1-2042	400,000	333,484

				7,711,013

Oil, Gas & Consumable Fuels: 1.74%
Amerada Hess Corporation	7.13	3-15-2033	500,000	566,223
Anadarko Petroleum Corporation	3.45	7-15-2024	250,000	241,222
Anadarko Petroleum Corporation	4.50	7-15-2044	500,000	452,789
Anadarko Petroleum Corporation	5.95	9-15-2016	600,000	626,073
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	326,234
Anadarko Petroleum Corporation	6.38	9-15-2017	1,000,000	1,081,931
Anadarko Petroleum Corporation	6.45	9-15-2036	850,000	954,162
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	533,102
Apache Corporation	3.25	4-15-2022	362,000	349,191
Apache Corporation	3.63	2-1-2021	500,000	511,213
Apache Corporation	4.25	1-15-2044	250,000	210,943
Apache Corporation	4.75	4-15-2043	1,000,000	916,138
Apache Corporation	5.10	9-1-2040	575,000	533,241
Apache Corporation	5.25	2-1-2042	100,000	94,621
Apache Corporation	5.63	1-15-2017	380,000	405,162
Apache Corporation	6.00	1-15-2037	500,000	520,638
BJ Services Company	6.00	6-1-2018	150,000	167,216
Boardwalk Pipelines LLC	5.88	11-15-2016	100,000	103,511
Boardwalk Pipelines LLC	3.38	2-1-2023	100,000	86,844
Boardwalk Pipelines LLC	5.75	9-15-2019	150,000	157,286
Buckeye Partners LP	4.15	7-1-2023	250,000	230,776
Buckeye Partners LP	4.88	2-1-2021	560,000	566,775
Buckeye Partners LP	5.50	8-15-2019	150,000	157,713
Buckeye Partners LP	5.85	11-15-2043	200,000	182,917
Buckeye Partners LP	6.05	1-15-2018	100,000	105,499
Chevron Corporation	1.10	12-5-2017	1,000,000	993,776
Chevron Corporation	1.72	6-24-2018	2,000,000	2,006,528
Chevron Corporation	1.96	3-3-2020	1,250,000	1,236,118
Chevron Corporation	2.19	11-15-2019	100,000	100,554
Chevron Corporation	2.36	12-5-2022	750,000	710,625
Chevron Corporation	3.19	6-24-2023	1,000,000	1,000,383
Chevron Corporation	4.95	3-3-2019	500,000	549,569
Columbia Pipeline Group Incorporated 144A	3.30	6-1-2020	900,000	897,818
Columbia Pipeline Group Incorporated 144A	5.80	6-1-2045	200,000	191,459
ConocoPhillips Company	1.05	12-15-2017	250,000	247,529
ConocoPhillips Company	1.50	5-15-2018	1,000,000	994,668

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	39

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Company	2.40%	12-15-2022	$500,000	$464,010
ConocoPhillips Company	2.88	11-15-2021	500,000	495,202
ConocoPhillips Company	3.35	11-15-2024	750,000	727,129
ConocoPhillips Company	3.35	5-15-2025	500,000	482,623
ConocoPhillips Company	4.30	11-15-2044	300,000	279,605
ConocoPhillips Company	5.20	5-15-2018	250,000	272,013
ConocoPhillips Company	5.75	2-1-2019	1,000,000	1,117,874
ConocoPhillips Company	5.90	10-15-2032	250,000	284,705
ConocoPhillips Company	5.90	5-15-2038	100,000	112,949
ConocoPhillips Company	6.00	1-15-2020	750,000	859,632
ConocoPhillips Company	6.95	4-15-2029	800,000	998,974
Continental Resources Incorporated	4.50	4-15-2023	2,000,000	1,800,246
Devon Energy Corporation	3.25	5-15-2022	500,000	482,432
Devon Energy Corporation	4.00	7-15-2021	200,000	203,481
Devon Energy Corporation	4.75	5-15-2042	500,000	460,274
Devon Energy Corporation	5.60	7-15-2041	200,000	202,598
Devon Energy Corporation	6.30	1-15-2019	600,000	671,150
Devon Energy Corporation	7.95	4-15-2032	500,000	626,979
Dominion Gas Holdings LLC	4.80	11-1-2043	500,000	495,271
El Paso Natural Gas Company	5.95	4-15-2017	150,000	159,125
El Paso Natural Gas Company	8.38	6-15-2032	650,000	748,898
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	74,318
Enable Midstream Partners LP 144A	3.90	5-15-2024	1,000,000	878,121
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	406,098
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	177,820
Enbridge Energy Partners LP	5.88	12-15-2016	65,000	67,976
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	217,175
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	303,869
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	150,509
Energy Transfer Partners LP	3.60	2-1-2023	300,000	272,761
Energy Transfer Partners LP	4.15	10-1-2020	300,000	302,054
Energy Transfer Partners LP	4.65	6-1-2021	2,100,000	2,120,588
Energy Transfer Partners LP	4.75	1-15-2026	400,000	379,038
Energy Transfer Partners LP	4.90	2-1-2024	300,000	292,976
Energy Transfer Partners LP	5.15	2-1-2043	200,000	166,449
Energy Transfer Partners LP	5.15	3-15-2045	400,000	336,045
Energy Transfer Partners LP	5.20	2-1-2022	500,000	502,788
Energy Transfer Partners LP	5.95	10-1-2043	200,000	186,009
Energy Transfer Partners LP	6.05	6-1-2041	300,000	279,249
Energy Transfer Partners LP	6.13	2-15-2017	55,000	57,961
Energy Transfer Partners LP	6.13	12-15-2045	400,000	383,508
Energy Transfer Partners LP	6.50	2-1-2042	500,000	492,899
Energy Transfer Partners LP	6.63	10-15-2036	230,000	230,268
Energy Transfer Partners LP	6.70	7-1-2018	100,000	109,685
Energy Transfer Partners LP	7.50	7-1-2038	100,000	108,486
Energy Transfer Partners LP	8.25	11-15-2029	125,000	149,142
Energy Transfer Partners LP	9.00	4-15-2019	500,000	588,797
Eni Lasmo plc	7.30	11-15-2027	200,000	256,150
Enlink Midstream Partners LP	2.70	4-1-2019	250,000	246,143
Enlink Midstream Partners LP	4.40	4-1-2024	250,000	239,059

40	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Enlink Midstream Partners LP	5.60%	4-1-2044	$250,000	$226,345
Enterprise Products Operating LLC	1.65	5-7-2018	200,000	198,368
Enterprise Products Operating LLC	2.55	10-15-2019	500,000	497,727
Enterprise Products Operating LLC	3.35	3-15-2023	850,000	811,719
Enterprise Products Operating LLC	3.75	2-15-2025	500,000	477,618
Enterprise Products Operating LLC	3.90	2-15-2024	300,000	292,442
Enterprise Products Operating LLC	4.05	2-15-2022	250,000	254,043
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	211,041
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	359,466
Enterprise Products Operating LLC	4.90	5-15-2046	350,000	315,715
Enterprise Products Operating LLC	5.10	2-15-2045	500,000	461,159
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	549,143
Enterprise Products Operating LLC	5.25	1-31-2020	700,000	768,772
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	201,252
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	102,327
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,036,577
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	435,232
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	280,439
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	119,406
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	459,476
EOG Resources Incorporated	2.63	3-15-2023	450,000	425,984
EOG Resources Incorporated	3.90	4-1-2035	200,000	186,693
EOG Resources Incorporated	4.10	2-1-2021	200,000	214,002
EOG Resources Incorporated	4.40	6-1-2020	300,000	325,948
EOG Resources Incorporated	5.63	6-1-2019	75,000	84,048
EOG Resources Incorporated	6.88	10-1-2018	400,000	457,166
EQT Corporation	4.88	11-15-2021	300,000	313,379
EQT Corporation	8.13	6-1-2019	325,000	380,604
Equitable Resources Incorporated	6.50	4-1-2018	100,000	108,982
Exxon Mobil Corporation	0.92	3-15-2017	500,000	499,590
Exxon Mobil Corporation	1.82	3-15-2019	1,000,000	1,002,252
Exxon Mobil Corporation	2.71	3-6-2025	2,000,000	1,948,890
Exxon Mobil Corporation	3.18	3-15-2024	500,000	505,538
Exxon Mobil Corporation	3.57	3-6-2045	500,000	457,661
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	187,888
Hess Corporation	5.60	2-15-2041	300,000	288,968
Hess Corporation	6.00	1-15-2040	350,000	348,468
Hess Corporation	7.30	8-15-2031	384,000	433,063
Hess Corporation	7.88	10-1-2029	280,000	335,512
Hess Corporation	8.13	2-15-2019	500,000	582,403
Kerr-McGee Corporation	6.95	7-1-2024	200,000	235,757
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	223,328
Kinder Morgan Energy Partners LP	3.50	3-1-2021	300,000	285,881
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	221,574
Kinder Morgan Energy Partners LP	3.95	9-1-2022	375,000	349,363
Kinder Morgan Energy Partners LP	4.30	6-1-2025	750,000	691,303
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	197,457
Kinder Morgan Energy Partners LP	5.00	3-1-2043	225,000	177,379
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	133,171
Kinder Morgan Energy Partners LP	5.50	3-1-2044	300,000	255,777

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	41

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP	5.55%	6-1-2045	$1,500,000	$1,289,414
Kinder Morgan Energy Partners LP	5.80	3-1-2021	1,000,000	1,052,348
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	91,873
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	536,536
Kinder Morgan Energy Partners LP	6.00	2-1-2017	1,000,000	1,047,333
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	475,256
Kinder Morgan Energy Partners LP	6.50	9-1-2039	750,000	718,125
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	509,925
Magellan Midstream Partners LP	5.15	10-15-2043	200,000	189,650
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	110,799
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	650,843
Marathon Oil Corporation	2.80	11-1-2022	600,000	542,640
Marathon Oil Corporation	3.85	6-1-2025	350,000	319,506
Marathon Oil Corporation	5.20	6-1-2045	200,000	176,157
Marathon Oil Corporation	6.00	10-1-2017	625,000	675,114
Marathon Oil Corporation	6.60	10-1-2037	450,000	470,850
Marathon Petroleum Corporation	3.63	9-15-2024	500,000	481,666
Marathon Petroleum Corporation	4.75	9-15-2044	500,000	439,449
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	38,082
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	589,058
Murphy Oil Corporation	2.50	12-1-2017	500,000	494,405
Murphy Oil Corporation	5.13	12-1-2042	250,000	188,081
Murphy Oil Corporation	7.05	5-1-2029	200,000	211,418
Nabors Industries Incorporated	5.00	9-15-2020	300,000	298,962
Nabors Industries Incorporated	6.15	2-15-2018	500,000	531,674
Nabors Industries Incorporated	9.25	1-15-2019	500,000	573,261
Nextera Energy Capital	4.50	6-1-2021	200,000	214,956
Noble Energy Incorporated	3.90	11-15-2024	300,000	283,104
Noble Energy Incorporated	4.15	12-15-2021	500,000	497,057
Noble Energy Incorporated	5.05	11-15-2044	500,000	444,089
Noble Energy Incorporated	6.00	3-1-2041	565,000	549,639
Noble Energy Incorporated	8.25	3-1-2019	350,000	407,786
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	187,247
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	247,947
Occidental Petroleum Corporation	1.75	2-15-2017	500,000	502,988
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	474,436
Occidental Petroleum Corporation	3.13	2-15-2022	500,000	495,666
Occidental Petroleum Corporation	3.50	6-15-2025	300,000	299,241
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	489,353
Occidental Petroleum Corporation	4.63	6-15-2045	300,000	297,165
ONEOK Partners LP	3.20	9-15-2018	125,000	125,515
ONEOK Partners LP	3.38	10-1-2022	1,000,000	895,295
ONEOK Partners LP	6.13	2-1-2041	500,000	453,057
ONEOK Partners LP	6.15	10-1-2016	200,000	208,703
ONEOK Partners LP	6.20	9-15-2043	179,000	162,228
ONEOK Partners LP	6.85	10-15-2037	500,000	489,306
ONEOK Partners LP	8.63	3-1-2019	350,000	411,965
Phillips 66	2.95	5-1-2017	1,000,000	1,021,866
Phillips 66	4.30	4-1-2022	1,000,000	1,043,520
Phillips 66	4.65	11-15-2034	200,000	194,688
Phillips 66	4.88	11-15-2044	200,000	190,099

42	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66	5.88%	5-1-2042	$750,000	$806,370
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	978,360
Plains All American Pipeline LP	2.60	12-15-2019	200,000	193,852
Plains All American Pipeline LP	3.60	11-1-2024	300,000	278,936
Plains All American Pipeline LP	3.65	6-1-2022	500,000	484,218
Plains All American Pipeline LP	3.85	10-15-2023	500,000	477,269
Plains All American Pipeline LP	4.90	2-15-2045	250,000	224,613
Plains All American Pipeline LP	5.00	2-1-2021	200,000	211,154
Plains All American Pipeline LP	5.15	6-1-2042	500,000	455,192
Plains All American Pipeline LP	6.50	5-1-2018	150,000	164,908
Plains All American Pipeline LP	6.65	1-15-2037	200,000	216,945
Plains All American Pipeline LP	8.75	5-1-2019	400,000	467,030
Rowan Companies Incorporated	4.75	1-15-2024	200,000	169,355
Rowan Companies Incorporated	5.40	12-1-2042	150,000	105,596
Rowan Companies Incorporated	5.85	1-15-2044	200,000	145,747
Rowan Companies Incorporated	7.88	8-1-2019	300,000	321,944
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	1,022,823
Southern Natural Gas Company 144A	5.90	4-1-2017	500,000	527,610
Southwestern Energy Company	4.10	3-15-2022	1,000,000	907,848
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	176,612
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	104,099
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	108,877
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	116,806
Spectra Energy Partners LP	2.95	9-25-2018	500,000	505,221
Spectra Energy Partners LP	4.75	3-15-2024	350,000	355,642
Sunoco Logistics Partner LP	3.45	1-15-2023	200,000	180,337
Sunoco Logistics Partner LP	4.95	1-15-2043	150,000	121,019
Sunoco Logistics Partner LP	5.30	4-1-2044	500,000	422,284
Sunoco Logistics Partner LP	5.35	5-15-2045	200,000	170,262
Sunoco Logistics Partner LP	6.85	2-15-2040	250,000	254,957
TC Pipelines LP	4.65	6-15-2021	300,000	305,462
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	288,582
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	388,761
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	115,652
Valero Energy Corporation	6.13	6-15-2017	500,000	538,176
Valero Energy Corporation	6.13	2-1-2020	65,000	73,105
Valero Energy Corporation	6.63	6-15-2037	1,000,000	1,099,368
Valero Energy Corporation	7.50	4-15-2032	300,000	356,929
Valero Energy Corporation	9.38	3-15-2019	250,000	304,681
Western Gas Partners LP	4.00	7-1-2022	400,000	388,203
Western Gas Partners LP	5.45	4-1-2044	500,000	468,173
Williams Companies Incorporated	3.70	1-15-2023	500,000	433,189
Williams Companies Incorporated	4.55	6-24-2024	650,000	575,327
Williams Companies Incorporated	7.88	9-1-2021	200,000	220,159
Williams Companies Incorporated	8.75	3-15-2032	275,000	316,224
Williams Partners LP	3.35	8-15-2022	250,000	229,606
Williams Partners LP	3.60	3-15-2022	1,500,000	1,419,272
Williams Partners LP	4.13	11-15-2020	300,000	304,946
Williams Partners LP	4.30	3-4-2024	500,000	468,202
Williams Partners LP	4.50	11-15-2023	400,000	387,756

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	43

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Williams Partners LP	5.10%	9-15-2045	$1,000,000	$815,628
Williams Partners LP	5.25	3-15-2020	640,000	683,679
Williams Partners LP	5.80	11-15-2043	1,000,000	892,985
Williams Partners LP	6.30	4-15-2040	390,000	373,532
XTO Energy Incorporated	6.50	12-15-2018	500,000	576,542

				106,837,220

Financials: 6.65%

Banks: 2.39%
ABB Finance (USA) Incorporated	1.63	5-8-2017	100,000	100,306
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,078,157
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	36,160
Bank of America Corporation	1.70	8-25-2017	500,000	499,141
Bank of America Corporation	1.95	5-12-2018	250,000	249,295
Bank of America Corporation	2.00	1-11-2018	1,250,000	1,249,755
Bank of America Corporation	2.60	1-15-2019	554,000	557,839
Bank of America Corporation	3.30	1-11-2023	1,600,000	1,575,370
Bank of America Corporation	3.95	4-21-2025	3,000,000	2,900,778
Bank of America Corporation	4.00	4-1-2024	2,500,000	2,551,565
Bank of America Corporation	4.13	1-22-2024	1,250,000	1,291,304
Bank of America Corporation	4.20	8-26-2024	1,700,000	1,684,420
Bank of America Corporation	5.00	1-21-2044	1,200,000	1,267,490
Bank of America Corporation	5.30	3-15-2017	275,000	289,088
Bank of America Corporation	5.49	3-15-2019	250,000	277,169
Bank of America Corporation	5.63	10-14-2016	100,000	104,526
Bank of America Corporation	5.63	7-1-2020	1,500,000	1,684,053
Bank of America Corporation	5.70	1-24-2022	2,000,000	2,258,264
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,622,637
Bank of America Corporation	5.88	1-5-2021	500,000	569,105
Bank of America Corporation	5.88	2-7-2042	500,000	585,325
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,078,624
Bank of America Corporation	6.00	10-15-2036	800,000	957,843
Bank of America Corporation	7.63	6-1-2019	2,500,000	2,951,025
Bank One Corporation	7.63	10-15-2026	240,000	306,587
Bank One Corporation	8.00	4-29-2027	550,000	722,127
Branch Banking & Trust Corporation	1.35	10-1-2017	1,200,000	1,196,080
Branch Banking & Trust Corporation	2.15	3-22-2017	500,000	506,852
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	504,920
Branch Banking & Trust Corporation	3.80	10-30-2026	400,000	406,291
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	523,035
Branch Banking & Trust Corporation	5.63	9-15-2016	100,000	104,379
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	583,240
Citigroup Incorporated	1.35	3-10-2017	2,000,000	1,993,400
Citigroup Incorporated	1.55	8-14-2017	1,100,000	1,096,402
Citigroup Incorporated	1.75	5-1-2018	100,000	99,224
Citigroup Incorporated	2.50	9-26-2018	400,000	403,760
Citigroup Incorporated	2.50	7-29-2019	1,000,000	999,002
Citigroup Incorporated	3.30	4-27-2025	1,250,000	1,208,324
Citigroup Incorporated	3.38	3-1-2023	632,000	627,372

44	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Citigroup Incorporated	3.50%	5-15-2023	$500,000	$483,504
Citigroup Incorporated	3.75	6-16-2024	1,550,000	1,562,532
Citigroup Incorporated	3.88	10-25-2023	850,000	863,214
Citigroup Incorporated	4.05	7-30-2022	400,000	409,396
Citigroup Incorporated	4.40	6-10-2025	1,000,000	1,005,302
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,606,329
Citigroup Incorporated	4.95	11-7-2043	200,000	206,514
Citigroup Incorporated	5.38	8-9-2020	500,000	555,738
Citigroup Incorporated	5.50	2-15-2017	1,000,000	1,053,256
Citigroup Incorporated	5.50	9-13-2025	1,000,000	1,085,835
Citigroup Incorporated	5.88	1-30-2042	500,000	579,516
Citigroup Incorporated	6.00	8-15-2017	100,000	107,924
Citigroup Incorporated	6.00	10-31-2033	725,000	822,230
Citigroup Incorporated	6.13	11-21-2017	1,000,000	1,089,258
Citigroup Incorporated	6.13	5-15-2018	3,000,000	3,310,845
Citigroup Incorporated	6.13	8-25-2036	500,000	575,403
Citigroup Incorporated	8.13	7-15-2039	855,000	1,237,362
Citigroup Incorporated	8.50	5-22-2019	900,000	1,086,391
City National Corporation	5.25	9-15-2020	200,000	225,935
Comerica Bank	5.75	11-21-2016	500,000	525,838
Comerica Incorporated	3.80	7-22-2026	250,000	245,435
Commonwealth Bank of Australia (New York)	1.13	3-13-2017	1,000,000	998,823
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	252,120
Commonwealth Bank of Australia (New York)	2.25	3-13-2019	1,000,000	1,004,409
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	1,500,000	1,526,145
Compass Bank	2.75	9-29-2019	250,000	246,321
Compass Bank	6.40	10-1-2017	250,000	270,150
Credit Suisse (New York)	1.38	5-26-2017	2,000,000	1,996,572
Discover Bank	3.10	6-4-2020	500,000	498,952
Discover Bank	3.20	8-9-2021	500,000	491,513
Discover Bank	4.20	8-8-2023	500,000	505,648
Discover Bank	4.25	3-13-2026	250,000	246,678
Fifth Third Bancorp	1.15	11-18-2016	350,000	349,385
Fifth Third Bancorp	2.30	3-1-2019	1,000,000	999,756
Fifth Third Bancorp	4.30	1-16-2024	500,000	511,730
Fifth Third Bancorp	5.45	1-15-2017	500,000	524,825
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,061,786
Fifth Third Bank	2.88	10-1-2021	300,000	298,047
HSBC Bank USA NA	1.63	1-16-2018	1,000,000	995,230
HSBC Bank USA NA	2.25	6-23-2019	1,900,000	1,891,121
HSBC Bank USA NA	4.88	8-24-2020	800,000	876,350
HSBC Bank USA NA	5.00	9-27-2020	500,000	548,445
HSBC Bank USA NA	5.63	8-15-2035	225,000	253,507
HSBC Bank USA NA	7.00	1-15-2039	500,000	648,729
Huntington Bancshares Incorporated	2.60	8-2-2018	250,000	252,221
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	29,750
Huntington National Bank	1.30	11-20-2016	265,000	264,568
JPMorgan Chase & Company	1.35	2-15-2017	2,000,000	1,998,942
JPMorgan Chase & Company	1.80	1-25-2018	500,000	498,575
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,509,888

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	45

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
JPMorgan Chase & Company	2.25%	1-23-2020	$1,750,000	$1,727,192
JPMorgan Chase & Company	2.35	1-28-2019	500,000	501,726
JPMorgan Chase & Company	2.75	6-23-2020	1,000,000	1,002,812
JPMorgan Chase & Company	3.13	1-23-2025	1,000,000	956,947
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	984,275
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,487,606
JPMorgan Chase & Company	3.38	5-1-2023	1,000,000	959,654
JPMorgan Chase & Company	3.63	5-13-2024	2,000,000	1,994,248
JPMorgan Chase & Company	4.13	12-15-2026	1,000,000	992,258
JPMorgan Chase & Company	4.25	10-15-2020	1,000,000	1,070,789
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,606,290
JPMorgan Chase & Company	4.50	1-24-2022	1,500,000	1,601,450
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,624,517
JPMorgan Chase & Company	5.40	1-6-2042	750,000	842,407
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,252,345
JPMorgan Chase & Company	5.63	8-16-2043	200,000	214,868
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,349,063
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,092,958
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,686,783
KeyBank NA	1.10	11-25-2016	300,000	299,731
KeyBank NA	1.65	2-1-2018	400,000	398,503
KeyCorp	2.30	12-13-2018	300,000	301,576
KeyCorp	5.10	3-24-2021	1,500,000	1,655,045
Manufacturers & Traders Trust Company	1.25	1-30-2017	355,000	355,138
Manufacturers & Traders Trust Company	1.40	7-25-2017	300,000	298,969
Manufacturers & Traders Trust Company	2.25	7-25-2019	850,000	847,539
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	554,522
MUFG Americas Holdings Corporation	3.00	2-10-2025	500,000	474,978
PNC Bank NA	1.13	1-27-2017	500,000	498,116
PNC Bank NA	1.50	10-18-2017	500,000	499,832
PNC Bank NA	1.60	6-1-2018	1,000,000	993,332
PNC Bank NA	2.25	7-2-2019	750,000	746,988
PNC Bank NA	2.70	11-1-2022	350,000	335,517
PNC Bank NA	2.95	1-30-2023	300,000	289,916
PNC Bank NA	3.30	10-30-2024	500,000	493,183
PNC Bank NA	3.80	7-25-2023	300,000	306,263
PNC Bank NA	4.20	11-1-2025	1,500,000	1,560,477
PNC Bank NA	6.00	12-7-2017	500,000	545,680
PNC Bank NA	6.88	4-1-2018	175,000	195,217
Regions Financial Corporation	2.00	5-15-2018	300,000	298,387
Sovereign Bank	8.75	5-30-2018	250,000	287,460
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	811,368
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	558,800
SVB Financial Group	5.38	9-15-2020	160,000	177,065
Union Bank NA	2.13	6-16-2017	410,000	413,103
Union Bank NA	2.63	9-26-2018	500,000	506,727
UnionBanCal Corporation	3.50	6-18-2022	200,000	201,071
US Bancorp NA	1.65	5-15-2017	1,000,000	1,005,684
US Bancorp NA	1.95	11-15-2018	250,000	251,207
US Bancorp NA	2.20	4-25-2019	1,000,000	1,011,493

46	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
US Bancorp NA	2.95%	7-15-2022	$575,000	$564,235
US Bancorp NA	3.00	3-15-2022	500,000	505,001
US Bancorp NA	3.60	9-11-2024	500,000	500,988
US Bancorp NA	4.13	5-24-2021	1,000,000	1,080,211
US Bank NA	1.10	1-30-2017	1,000,000	1,000,109
US Bank NA	1.38	9-11-2017	500,000	500,317
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,204,698
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	783,825
Wachovia Corporation (l)	5.50	8-1-2035	700,000	784,224
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,257,852
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,075,600
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,093,630
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	996,746
Wells Fargo & Company (l)	2.10	5-8-2017	1,000,000	1,011,616
Wells Fargo & Company (l)	2.15	1-30-2020	2,500,000	2,477,335
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,019,687
Wells Fargo & Company (l)	3.30	9-9-2024	1,500,000	1,487,580
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	746,432
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,026,379
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,003,622
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,030,904
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,366,969
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,072,463
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,111,789
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,632,813
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	417,454
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	502,500

				146,264,231

Capital Markets: 1.17%
AGL Capital Corporation	4.40	6-1-2043	200,000	191,222
AGL Capital Corporation	5.88	3-15-2041	570,000	655,622
Ameriprise Financial Incorporated	4.00	10-15-2023	500,000	518,326
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	337,519
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	76,648
AmeriTech Capital Funding Corporation	6.45	1-15-2018	300,000	327,845
Ares Capital Corporation	3.88	1-15-2020	400,000	407,280
Ares Capital Corporation	4.88	11-30-2018	100,000	104,270
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	347,452
Bank of New York Mellon Corporation	2.10	1-15-2019	300,000	299,879
Bank of New York Mellon Corporation	3.40	5-15-2024	1,000,000	1,004,132
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	624,522
Bank of New York Mellon Corporation	3.95	11-18-2025	250,000	259,903
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	108,121
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,111,106
Bear Stearns Companies Incorporated	5.55	1-22-2017	1,025,000	1,078,191
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	676,587
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,679,016
BlackRock Incorporated	3.38	6-1-2022	500,000	514,276

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	47

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
BlackRock Incorporated	4.25%	5-24-2021	$500,000	$547,252
BlackRock Incorporated	5.00	12-10-2019	250,000	278,589
BlackRock Incorporated	6.25	9-15-2017	350,000	384,221
Charles Schwab Corporation	2.20	7-25-2018	150,000	151,817
Charles Schwab Corporation	3.23	9-1-2022	425,000	434,441
Charles Schwab Corporation	4.45	7-22-2020	200,000	219,528
Eaton Vance Corporation	3.63	6-15-2023	100,000	100,740
Eaton Vance Corporation	6.50	10-2-2017	30,000	32,828
Franklin Resources Incorporated	2.80	9-15-2022	300,000	295,918
Franklin Resources Incorporated	4.63	5-20-2020	250,000	276,026
FS Investment Corporation	4.00	7-15-2019	250,000	251,455
Goldman Sachs Group Incorporated	3.63	1-22-2023	1,500,000	1,506,479
Goldman Sachs Group Incorporated	3.75	5-22-2025	500,000	497,460
Goldman Sachs Group Incorporated	4.80	7-8-2044	1,000,000	1,009,857
Goldman Sachs Group Incorporated	5.15	5-22-2045	750,000	738,905
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,222,861
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,662,561
Goldman Sachs Group Incorporated	5.75	10-1-2016	500,000	523,666
Goldman Sachs Group Incorporated	5.75	1-24-2022	2,000,000	2,273,378
Goldman Sachs Group Incorporated	5.95	1-18-2018	2,000,000	2,181,924
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,197,406
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,139,301
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,186,707
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	1,928,486
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,358,454
Goldman Sachs Group Incorporated	6.25	2-1-2041	1,500,000	1,787,508
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,145,952
Goldman Sachs Group Incorporated	6.75	10-1-2037	925,000	1,100,493
Goldman Sachs Group Incorporated	7.50	2-15-2019	2,300,000	2,683,456
Jefferies Group Incorporated	5.13	1-20-2023	1,000,000	1,031,543
Jefferies Group Incorporated	6.25	1-15-2036	150,000	138,422
Jefferies Group Incorporated	6.45	6-8-2027	150,000	154,154
Jefferies Group Incorporated	6.50	1-20-2043	250,000	234,433
Jefferies Group Incorporated	6.88	4-15-2021	150,000	167,489
Jefferies Group Incorporated	8.50	7-15-2019	700,000	831,779
Legg Mason Incorporated	5.63	1-15-2044	600,000	620,954
Morgan Stanley	2.13	4-25-2018	943,000	946,314
Morgan Stanley	2.80	6-16-2020	1,000,000	1,003,227
Morgan Stanley	3.70	10-23-2024	1,000,000	998,083
Morgan Stanley	3.75	2-25-2023	1,175,000	1,189,962
Morgan Stanley	3.88	4-29-2024	1,000,000	1,014,822
Morgan Stanley	3.95	4-23-2027	1,000,000	951,137
Morgan Stanley	4.10	5-22-2023	750,000	752,126
Morgan Stanley	4.35	9-8-2026	1,250,000	1,247,066
Morgan Stanley	4.75	3-22-2017	1,000,000	1,049,141
Morgan Stanley	4.88	11-1-2022	906,000	958,546
Morgan Stanley	5.00	11-24-2025	750,000	788,670
Morgan Stanley	5.45	1-9-2017	1,000,000	1,051,969
Morgan Stanley	5.50	1-26-2020	1,000,000	1,112,739
Morgan Stanley	5.50	7-24-2020	500,000	557,438

48	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Morgan Stanley	5.50%	7-28-2021	$1,570,000	$1,765,848
Morgan Stanley	5.55	4-27-2017	850,000	903,007
Morgan Stanley	5.63	9-23-2019	2,000,000	2,223,130
Morgan Stanley	5.75	10-18-2016	1,500,000	1,574,043
Morgan Stanley	5.75	1-25-2021	1,250,000	1,416,235
Morgan Stanley	6.25	8-9-2026	300,000	357,118
Morgan Stanley	6.38	7-24-2042	1,000,000	1,234,647
Morgan Stanley	6.63	4-1-2018	2,500,000	2,786,060
Morgan Stanley	7.25	4-1-2032	470,000	611,488
Morgan Stanley	7.30	5-13-2019	400,000	468,286
Northern Trust Corporation	3.45	11-4-2020	500,000	522,138
Northern Trust Corporation	3.95	10-30-2025	250,000	260,027
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	121,619
Stifel Financial Corporation	4.25	7-18-2024	200,000	197,678
TD Ameritrade Holding Corporation	3.63	4-1-2025	200,000	201,129
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	227,790
Vesey Street Investment Trust I	4.40	9-1-2016	1,500,000	1,543,113

				71,652,956

Consumer Finance: 0.91%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	369,081
American Express Centurion Bank	6.00	9-13-2017	500,000	541,947
American Express Company	1.55	5-22-2018	375,000	371,815
American Express Company	2.65	12-2-2022	575,000	550,661
American Express Company	4.05	12-3-2042	905,000	849,580
American Express Company	5.50	9-12-2016	500,000	522,034
American Express Company ±	6.80	9-1-2066	200,000	202,500
American Express Company	7.00	3-19-2018	800,000	901,759
American Express Company	8.13	5-20-2019	500,000	601,234
American Express Credit Corporation	1.13	6-5-2017	1,000,000	992,551
American Express Credit Corporation	1.55	9-22-2017	500,000	499,216
American Express Credit Corporation	2.13	7-27-2018	200,000	201,140
American Express Credit Corporation	2.25	8-15-2019	1,000,000	996,887
American Express Credit Corporation	2.38	3-24-2017	750,000	761,633
American Express Credit Corporation	2.38	5-26-2020	250,000	247,955
American Express Credit Corporation	2.80	9-19-2016	1,000,000	1,017,012
American Honda Finance Corporation	1.13	10-7-2016	400,000	400,950
American Honda Finance Corporation	1.20	7-14-2017	300,000	298,922
American Honda Finance Corporation	1.55	12-11-2017	400,000	400,813
American Honda Finance Corporation	2.13	10-10-2018	300,000	301,586
American Honda Finance Corporation	2.25	8-15-2019	500,000	501,361
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	397,612
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	565,790
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	245,449
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	597,482
Capital One Bank USA NA	1.30	6-5-2017	1,000,000	990,502
Capital One Bank USA NA	2.15	11-21-2018	250,000	248,006
Capital One Bank USA NA	2.25	2-13-2019	500,000	495,944
Capital One Bank USA NA	2.30	6-5-2019	1,000,000	983,719
Capital One Bank USA NA	2.40	9-5-2019	500,000	492,936

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	49

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Capital One Bank USA NA	3.38%	2-15-2023	$500,000	$475,085
Capital One Bank USA NA	8.80	7-15-2019	750,000	903,990
Capital One Financial Corporation	4.75	7-15-2021	450,000	481,380
Capital One Financial Corporation	6.15	9-1-2016	500,000	522,975
Capital One Financial Corporation	6.75	9-15-2017	283,000	310,518
Caterpillar Financial Services Corporation	1.00	3-3-2017	500,000	499,022
Caterpillar Financial Services Corporation	1.25	8-18-2017	300,000	299,400
Caterpillar Financial Services Corporation	1.35	9-6-2016	750,000	754,195
Caterpillar Financial Services Corporation	2.10	6-9-2019	500,000	499,899
Caterpillar Financial Services Corporation	3.30	6-9-2024	1,000,000	991,169
Caterpillar Financial Services Corporation	3.75	11-24-2023	250,000	256,039
Caterpillar Financial Services Corporation	7.15	2-15-2019	250,000	290,704
Daimler Finance North America LLC	8.50	1-18-2031	425,000	618,170
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	770,592
Discover Financial Services	3.85	11-21-2022	550,000	536,054
Discover Financial Services	5.20	4-27-2022	600,000	632,867
Ford Motor Credit Company LLC	2.38	3-12-2019	1,000,000	987,475
Ford Motor Credit Company LLC	3.00	6-12-2017	5,200,000	5,289,378
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	289,808
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	796,696
Ford Motor Credit Company LLC	4.75	1-15-2043	1,000,000	947,634
Ford Motor Credit Company LLC	5.88	8-2-2021	2,000,000	2,244,488
Ford Motor Credit Company LLC	8.00	12-15-2016	600,000	646,939
General Motors Financial Company	2.40	4-10-2018	1,000,000	988,094
General Motors Financial Company	3.15	1-15-2020	1,000,000	987,379
General Motors Financial Company	4.00	1-15-2025	1,400,000	1,324,222
HSBC Finance Corporation	6.68	1-15-2021	1,179,000	1,371,109
John Deere Capital Corporation	1.05	10-11-2016	200,000	200,220
John Deere Capital Corporation	1.05	12-15-2016	600,000	600,575
John Deere Capital Corporation	1.13	6-12-2017	302,000	301,561
John Deere Capital Corporation	1.30	3-12-2018	550,000	546,492
John Deere Capital Corporation	1.40	3-15-2017	500,000	503,210
John Deere Capital Corporation	1.95	12-13-2018	200,000	200,217
John Deere Capital Corporation	2.80	1-27-2023	500,000	492,011
John Deere Capital Corporation	3.90	7-12-2021	300,000	318,995
John Deere Capital Corporation	5.50	4-13-2017	100,000	107,117
John Deere Capital Corporation	5.75	9-10-2018	500,000	556,068
Murray Street Investment Trust I	4.65	3-9-2017	1,000,000	1,041,769
National City Corporation	6.88	5-15-2019	500,000	575,853
Reed Elsevier Capital Incorporated	3.13	10-15-2022	500,000	484,735
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	592,948
Synchrony Financial	3.00	8-15-2019	750,000	751,161
Synchrony Financial	4.25	8-15-2024	750,000	737,692
Toyota Motor Credit Corporation	1.13	5-16-2017	650,000	650,171
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	648,688
Toyota Motor Credit Corporation	2.00	9-15-2016	500,000	506,090
Toyota Motor Credit Corporation	2.00	10-24-2018	400,000	401,043
Toyota Motor Credit Corporation	2.05	1-12-2017	750,000	760,665
Toyota Motor Credit Corporation	2.10	1-17-2019	350,000	351,889
Toyota Motor Credit Corporation	2.13	7-18-2019	800,000	800,692

50	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Toyota Motor Credit Corporation	3.30%	1-12-2022	$1,500,000	$1,539,422
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	361,550
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	548,142

				55,842,334

Diversified Financial Services: 0.70%
Block Financial LLC	5.50	11-1-2022	200,000	218,274
Boeing Capital Corporation	4.70	10-27-2019	500,000	553,027
CME Group Incorporated	5.30	9-15-2043	300,000	333,685
General Electric Capital Corporation	2.30	1-14-2019	500,000	505,167
General Electric Capital Corporation	3.10	1-9-2023	1,000,000	1,001,428
General Electric Capital Corporation	3.35	10-17-2016	1,250,000	1,283,371
General Electric Capital Corporation	4.38	9-16-2020	2,000,000	2,169,376
General Electric Capital Corporation	4.63	1-7-2021	500,000	548,886
General Electric Capital Corporation	4.65	10-17-2021	1,275,000	1,401,437
General Electric Capital Corporation	5.30	2-11-2021	845,000	952,986
General Electric Capital Corporation	5.50	1-8-2020	1,000,000	1,127,969
General Electric Capital Corporation	5.63	9-15-2017	1,500,000	1,622,255
General Electric Capital Corporation	5.63	5-1-2018	2,000,000	2,198,454
General Electric Capital Corporation	5.88	1-14-2038	2,500,000	3,016,865
General Electric Capital Corporation	6.00	8-7-2019	850,000	969,182
General Electric Capital Corporation	6.15	8-7-2037	650,000	800,952
General Electric Capital Corporation ±	6.38	11-15-2067	1,000,000	1,067,500
General Electric Capital Corporation	6.75	3-15-2032	2,100,000	2,751,267
General Electric Capital Corporation	6.88	1-10-2039	1,500,000	2,009,889
ING US Incorporated	2.90	2-15-2018	400,000	407,520
ING US Incorporated	5.50	7-15-2022	500,000	563,311
IntercontinentalExchange Incorporated	2.50	10-15-2018	225,000	228,762
IntercontinentalExchange Incorporated	4.00	10-15-2023	200,000	206,448
Leucadia National Corporation	5.50	10-18-2023	240,000	241,541
Leucadia National Corporation	6.63	10-23-2043	120,000	113,125
McGraw Hill Financial Incorporated 144A	4.00	6-15-2025	325,000	314,246
McGraw Hill Financial Incorporated	5.90	11-15-2017	250,000	270,905
Mellon Funding Corporation	5.50	11-15-2018	200,000	220,816
Merrill Lynch & Company Incorporated	5.70	5-2-2017	700,000	740,739
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	679,431
Merrill Lynch & Company Incorporated	6.40	8-28-2017	3,000,000	3,257,679
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	1,894,525
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	1,006,212
Moody’s Corporation	4.50	9-1-2022	250,000	265,261
Moody’s Corporation	4.88	2-15-2024	350,000	365,344
Moody’s Corporation	5.25	7-15-2044	300,000	310,882
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	64,517
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	545,089
National Rural Utilities Cooperative Finance Corporation	1.10	1-27-2017	250,000	250,259
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	100,000	100,052
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	333,000	333,406
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	200,000	197,048
National Rural Utilities Cooperative Finance Corporation	5.45	4-10-2017	250,000	266,882
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	873,870

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	51

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corporation Series C	8.00%	3-1-2032	$300,000	$418,867
NCUA Guaranteed Notes	3.45	6-12-2021	200,000	216,248
PNC Funding Corporation	2.70	9-19-2016	1,000,000	1,013,952
PNC Funding Corporation	5.13	2-8-2020	150,000	166,284
PNC Funding Corporation	5.63	2-1-2017	350,000	369,109
PNC Funding Corporation	6.70	6-10-2019	500,000	579,870
Private Export Funding Corporation	1.38	2-15-2017	375,000	378,174
Private Export Funding Corporation	2.05	11-15-2022	250,000	241,064
Private Export Funding Corporation	2.25	3-15-2020	750,000	758,976
Private Export Funding Corporation	2.45	7-15-2024	300,000	290,611
Private Export Funding Corporation	4.30	12-15-2021	100,000	112,234
TECO Finance Incorporated	5.15	3-15-2020	65,000	70,982
TECO Finance Incorporated	6.57	11-1-2017	250,000	274,160

				43,140,371

Insurance: 0.79%
ACE INA Holdings Incorporated	3.15	3-15-2025	1,000,000	958,869
ACE INA Holdings Incorporated	3.35	5-15-2024	500,000	490,167
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	566,224
Aegon Funding Corporation	5.75	12-15-2020	75,000	84,562
AFLAC Incorporated	3.63	6-15-2023	500,000	503,090
AFLAC Incorporated	6.90	12-17-2039	250,000	316,624
Alleghany Corporation	5.63	9-15-2020	100,000	111,434
Allied World Assurance	5.50	11-15-2020	300,000	333,215
Allstate Corporation	5.55	5-9-2035	830,000	967,079
Allstate Corporation ±	6.50	5-15-2067	200,000	222,000
Allstate Corporation	7.45	5-16-2019	650,000	774,044
American International Group Incorporated	4.13	2-15-2024	1,000,000	1,033,909
American International Group Incorporated	4.50	7-16-2044	750,000	716,166
American International Group Incorporated	4.88	6-1-2022	500,000	545,186
American International Group Incorporated	5.85	1-16-2018	1,350,000	1,474,720
American International Group Incorporated	6.25	5-1-2036	400,000	476,598
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,171,093
American International Group Incorporated ±	8.18	5-15-2068	250,000	330,000
AON Corporation	5.00	9-30-2020	550,000	605,498
AON Corporation	6.25	9-30-2040	100,000	115,987
Arch Capital Group Limited	5.14	11-1-2043	210,000	214,179
Assurant Incorporated	6.75	2-15-2034	375,000	436,769
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	225,788
Berkshire Hathaway Finance Corporation	1.30	5-15-2018	200,000	199,743
Berkshire Hathaway Finance Corporation	1.60	5-15-2017	500,000	503,277
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	250,000	253,108
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	225,000	231,060
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	543,306
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	300,000	283,827
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	500,000	482,729
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	383,749
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	292,932
Berkshire Hathaway Incorporated	1.55	2-9-2018	300,000	300,438
Berkshire Hathaway Incorporated	1.90	1-31-2017	1,275,000	1,290,129

52	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Berkshire Hathaway Incorporated	2.10%	8-14-2019	$300,000	$301,990
Berkshire Hathaway Incorporated	3.00	2-11-2023	100,000	99,833
Berkshire Hathaway Incorporated	3.40	1-31-2022	250,000	258,953
Berkshire Hathaway Incorporated	4.50	2-11-2043	400,000	390,527
CHUBB Corporation	5.75	5-15-2018	250,000	277,473
CHUBB Corporation	6.00	5-11-2037	280,000	343,465
CHUBB Corporation ±	6.38	3-29-2067	350,000	345,625
CHUBB Corporation	6.50	5-15-2038	350,000	450,575
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	94,612
CNA Financial Corporation	5.88	8-15-2020	500,000	563,184
CNA Financial Corporation	7.35	11-15-2019	295,000	347,822
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	238,138
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	105,962
First American Financial Corporation	4.60	11-15-2024	100,000	101,402
GE Global Insurance Holdings	7.00	2-15-2026	430,000	552,276
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	40,679
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	266,487
Hartford Financial Services Group Incorporated	5.50	10-15-2016	250,000	261,922
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	279,777
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	88,631
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	296,538
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	275,930
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	630,321
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	104,541
Lincoln National Corporation	4.00	9-1-2023	250,000	255,907
Lincoln National Corporation	4.85	6-24-2021	80,000	87,418
Lincoln National Corporation	6.15	4-7-2036	500,000	580,375
Lincoln National Corporation	6.25	2-15-2020	300,000	345,647
Lincoln National Corporation	8.75	7-1-2019	220,000	269,395
Loews Corporation	2.63	5-15-2023	150,000	142,001
Loews Corporation	4.13	5-15-2043	200,000	180,102
Markel Corporation	3.63	3-30-2023	150,000	148,115
Markel Corporation	5.00	3-30-2043	100,000	100,359
Markel Corporation	5.35	6-1-2021	100,000	110,769
Markel Corporation	7.13	9-30-2019	100,000	117,137
Marsh & McLennan Companies Incorporated	2.35	9-10-2019	1,000,000	1,004,989
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	328,497
MetLife Incorporated	1.90	12-15-2017	250,000	251,216
MetLife Incorporated	4.13	8-13-2042	300,000	277,140
MetLife Incorporated	4.37	9-15-2023	167,000	176,799
MetLife Incorporated	4.72	12-15-2044	250,000	256,788
MetLife Incorporated	4.75	2-8-2021	750,000	824,523
MetLife Incorporated	4.88	11-13-2043	500,000	522,967
MetLife Incorporated	5.70	6-15-2035	400,000	459,935
MetLife Incorporated	5.88	2-6-2041	700,000	826,078
MetLife Incorporated	6.38	6-15-2034	280,000	343,695
MetLife Incorporated	6.40	12-15-2066	800,000	879,000
MetLife Incorporated	6.50	12-15-2032	200,000	249,419
MetLife Incorporated Series A	6.82	8-15-2018	750,000	857,936
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	100,810

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	53

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
PartnerRe Finance B LLC	5.50%	6-1-2020	$250,000	$278,653
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	248,892
Principal Financial Group Incorporated	3.40	5-15-2025	200,000	193,031
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	244,946
Principal Financial Group Incorporated ±	4.70	5-15-2055	500,000	497,550
ProAssurance Corporation	5.30	11-15-2023	200,000	213,338
Progressive Corporation	3.75	8-23-2021	1,000,000	1,059,373
Progressive Corporation	6.25	12-1-2032	75,000	93,853
Progressive Corporation ±	6.70	6-15-2067	500,000	507,500
Protective Life Corporation	7.38	10-15-2019	500,000	590,483
Prudential Financial Incorporated	4.50	11-16-2021	250,000	272,795
Prudential Financial Incorporated	4.60	5-15-2044	500,000	486,764
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	244,688
Prudential Financial Incorporated	5.38	6-21-2020	500,000	558,607
Prudential Financial Incorporated ±	5.63	6-15-2043	1,000,000	1,026,500
Prudential Financial Incorporated	5.70	12-14-2036	538,000	595,367
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	527,500
Prudential Financial Incorporated	6.20	11-15-2040	250,000	296,304
Prudential Financial Incorporated	6.63	12-1-2037	65,000	79,816
Prudential Financial Incorporated	7.38	6-15-2019	355,000	416,584
Prudential Financial Incorporated ±	8.88	6-15-2068	200,000	230,660
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	569,632
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	194,158
Reinsurance Group of America Incorporated	4.70	9-15-2023	300,000	320,167
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	65,288
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	398,077
StanCorp Financial Group Incorporated	5.00	8-15-2022	100,000	105,184
Torchmark Corporation	3.80	9-15-2022	350,000	351,259
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	132,417
Travelers Companies Incorporated	5.35	11-1-2040	350,000	396,006
Travelers Companies Incorporated	5.75	12-15-2017	250,000	274,117
Travelers Companies Incorporated	5.90	6-2-2019	500,000	567,755
Travelers Companies Incorporated	6.25	6-15-2037	365,000	452,264
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	758,583
Unitrin Incorporated	6.00	5-15-2017	100,000	105,719
Unum Group	4.00	3-15-2024	500,000	515,895
Unum Group	7.13	9-30-2016	115,000	121,742
WR Berkley Corporation	5.38	9-15-2020	200,000	221,379
WR Berkley Corporation	6.25	2-15-2037	100,000	118,942
XL Capital Limited	6.25	5-15-2027	100,000	117,684
XL Capital Limited	6.38	11-15-2024	100,000	118,024

				48,418,675

Real Estate Management & Development: 0.01%
CubeSmart LP	4.38	12-15-2023	250,000	259,882
Jones Lang LaSalle Incorporated	4.40	11-15-2022	100,000	102,301
Regency Centers LP	4.80	4-15-2021	200,000	217,212
Regency Centers LP	5.88	6-15-2017	100,000	107,351

				686,746

54	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

REITs: 0.68%
Alexandria Real Estate Equities Incorporated	2.75%	1-15-2020	$750,000	$741,968
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	750,000	753,499
American Campus Communities Incorporated	3.75	4-15-2023	100,000	97,119
American Tower Corporation	3.45	9-15-2021	500,000	494,968
American Tower Corporation	3.50	1-31-2023	150,000	142,630
American Tower Corporation	4.00	6-1-2025	500,000	484,973
American Tower Corporation	4.50	1-15-2018	500,000	524,631
American Tower Corporation	5.00	2-15-2024	350,000	365,036
American Tower Corporation	5.05	9-1-2020	500,000	540,332
American Tower Corporation	5.90	11-1-2021	565,000	631,380
AvalonBay Communities Incorporated	2.95	9-15-2022	350,000	341,612
AvalonBay Communities Incorporated	3.45	6-1-2025	200,000	195,418
AvalonBay Communities Incorporated	3.50	11-15-2024	150,000	147,961
AvalonBay Communities Incorporated	3.63	10-1-2020	200,000	207,801
AvalonBay Communities Incorporated	4.20	12-15-2023	250,000	261,035
AvalonBay Communities Incorporated	5.70	3-15-2017	150,000	159,372
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	114,614
Boston Properties LP	3.13	9-1-2023	150,000	144,265
Boston Properties LP	3.80	2-1-2024	300,000	301,775
Boston Properties LP	3.85	2-1-2023	400,000	406,143
Boston Properties LP	4.13	5-15-2021	300,000	315,140
Boston Properties LP	5.63	11-15-2020	500,000	565,915
Boston Properties LP	5.88	10-15-2019	500,000	564,509
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	343,675
Camden Property Trust	2.95	12-15-2022	150,000	144,007
Camden Property Trust	4.25	1-15-2024	67,000	69,254
Camden Property Trust	4.63	6-15-2021	150,000	160,767
Camden Property Trust	4.88	6-15-2023	100,000	107,957
CBL & Associates LP	5.25	12-1-2023	67,000	69,353
CBL& Associates LP	4.60	10-15-2024	131,000	126,995
Commonwealth REIT	5.88	9-15-2020	100,000	109,183
Corporate Office Properties LP	3.60	5-15-2023	100,000	91,774
Corporate Office Properties LP	3.70	6-15-2021	500,000	492,208
DDR Corporation	3.38	5-15-2023	250,000	236,497
DDR Corporation	3.50	1-15-2021	250,000	251,068
DDR Corporation	4.63	7-15-2022	250,000	259,943
Digital Realty Trust LP	3.63	10-1-2022	200,000	196,533
Digital Realty Trust LP	3.95	7-1-2022	200,000	200,214
Digital Realty Trust LP	5.25	3-15-2021	100,000	108,857
Digital Realty Trust LP	5.88	2-1-2020	300,000	334,240
Duke Realty LP	3.63	4-15-2023	125,000	122,642
Duke Realty LP	3.75	12-1-2024	650,000	632,817
Duke Realty LP	5.95	2-15-2017	350,000	371,814
Entertainment Properties Trust	5.75	8-15-2022	150,000	156,316
EPR Properties Company	5.25	7-15-2023	113,000	114,617
Equity One Incorporated	3.75	11-15-2022	250,000	249,020
ERP Operating LP	4.63	12-15-2021	1,000,000	1,080,218
ERP Operating LP	5.75	6-15-2017	750,000	804,142
Essex Portfolio LP	3.25	5-1-2023	100,000	96,520
Essex Portfolio LP	3.38	1-15-2023	500,000	493,325

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	55

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Essex Portfolio LP	5.20%	3-15-2021	$65,000	$71,665
Federal Realty Investment Trust	2.75	6-1-2023	100,000	95,812
Federal Realty Investment Trust	3.00	8-1-2022	100,000	98,392
Federal Realty Investment Trust	4.50	12-1-2044	250,000	246,280
HCP Incorporated	3.15	8-1-2022	100,000	96,118
HCP Incorporated	3.75	2-1-2019	100,000	103,694
HCP Incorporated	3.88	8-15-2024	1,000,000	963,704
HCP Incorporated	4.00	6-1-2025	425,000	412,066
HCP Incorporated	4.20	3-1-2024	200,000	198,286
HCP Incorporated	4.25	11-15-2023	279,000	278,296
HCP Incorporated	5.38	2-1-2021	65,000	71,402
HCP Incorporated	5.63	5-1-2017	100,000	106,060
HCP Incorporated	6.00	1-30-2017	200,000	211,546
HCP Incorporated	6.70	1-30-2018	500,000	551,735
HCP Incorporated	6.75	2-1-2041	65,000	79,651
Health Care REIT Incorporated	4.00	6-1-2025	300,000	296,360
Health Care REIT Incorporated	4.13	4-1-2019	250,000	263,443
Health Care REIT Incorporated	4.50	1-15-2024	200,000	206,643
Health Care REIT Incorporated	4.70	9-15-2017	500,000	527,390
Health Care REIT Incorporated	4.95	1-15-2021	250,000	271,110
Health Care REIT Incorporated	5.25	1-15-2022	100,000	108,707
Health Care REIT Incorporated	5.75	1-15-2021	250,000	276,592
Health Care REIT Incorporated	6.13	4-15-2020	250,000	285,096
Health Care REIT Incorporated	6.50	3-15-2041	200,000	238,559
Healthcare Realty Trust Incorporated	3.75	4-15-2023	125,000	121,007
Highwoods Realty LP	3.20	6-15-2021	1,000,000	985,186
Highwoods Realty LP	5.85	3-15-2017	300,000	317,404
Hospitality Properties Trust	4.65	3-15-2024	500,000	493,200
Hospitality Properties Trust	5.63	3-15-2017	75,000	78,749
Host Hotels & Resorts Company	3.75	10-15-2023	100,000	96,480
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	260,117
Host Hotels & Resorts Company	6.00	10-1-2021	500,000	563,646
Kilroy Realty Corporation	3.80	1-15-2023	250,000	246,159
Kilroy Realty Corporation	4.80	7-15-2018	150,000	159,122
Kimco Realty Corporation	5.70	5-1-2017	500,000	533,570
Kimco Realty Corporation	6.88	10-1-2019	100,000	116,829
Liberty Property LP	4.40	2-15-2024	156,000	160,470
Liberty Property LP	4.75	10-1-2020	250,000	269,684
Liberty Property LP	5.50	12-15-2016	75,000	78,492
Liberty Property LP	6.63	10-1-2017	150,000	164,207
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	100,312
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	88,758
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	172,743
Mid-America Apartments LP	4.30	10-15-2023	50,000	51,138
National Retail Properties Incorporated	3.30	4-15-2023	100,000	96,501
National Retail Properties Incorporated	3.80	10-15-2022	100,000	100,692
National Retail Properties Incorporated	3.90	6-15-2024	1,000,000	994,917
National Retail Properties Incorporated	6.88	10-15-2017	100,000	109,967
Omega Healthcare Investors Incorporated	6.75	10-15-2022	250,000	259,375
ProLogis Trust	3.35	2-1-2021	400,000	400,034

56	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
ProLogis Trust	4.25%	8-15-2023	$1,000,000	$1,025,988
ProLogis Trust	6.88	3-15-2020	192,000	221,807
Realty Income Corporation	2.00	1-31-2018	150,000	150,944
Realty Income Corporation	3.88	7-15-2024	500,000	499,419
Realty Income Corporation	4.65	8-1-2023	300,000	313,448
Realty Income Corporation	5.75	1-15-2021	300,000	335,847
Realty Income Corporation	5.95	9-15-2016	100,000	104,513
Retail Opportunity Investments Corporation	5.00	12-15-2023	50,000	52,707
Simon Property Group LP	2.15	9-15-2017	500,000	506,435
Simon Property Group LP	2.20	2-1-2019	500,000	504,170
Simon Property Group LP	3.38	3-15-2022	500,000	508,125
Simon Property Group LP	3.75	2-1-2024	250,000	253,636
Simon Property Group LP	4.13	12-1-2021	300,000	317,872
Simon Property Group LP	4.38	3-1-2021	500,000	538,229
Simon Property Group LP	4.75	3-15-2042	250,000	257,649
Simon Property Group LP	5.65	2-1-2020	200,000	225,479
Simon Property Group LP	6.13	5-30-2018	100,000	111,240
Simon Property Group LP	6.75	2-1-2040	350,000	451,782
Simon Property Group LP	10.35	4-1-2019	600,000	753,900
UDR Incorporated	3.70	10-1-2020	250,000	258,337
UDR Incorporated	4.25	6-1-2018	150,000	157,921
UDR Incorporated	4.63	1-10-2022	100,000	106,524
Ventas Realty LP	1.55	9-26-2016	117,000	117,213
Ventas Realty LP	2.70	4-1-2020	200,000	197,967
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,036,801
Ventas Realty LP	4.75	6-1-2021	150,000	160,821
Ventas Realty LP	5.70	9-30-2043	250,000	271,374
Vornado Realty LP	2.50	6-30-2019	500,000	497,156
Washington REIT	3.95	10-15-2022	150,000	148,938
Weingarten Realty Investors	3.38	10-15-2022	150,000	146,791
Weingarten Realty Investors	3.50	4-15-2023	125,000	122,964
Weyerhaeuser Company	4.63	9-15-2023	300,000	317,940
Weyerhaeuser Company	6.88	12-15-2033	150,000	182,503
Weyerhaeuser Company	7.38	10-1-2019	100,000	117,276
Weyerhaeuser Company	7.38	3-15-2032	700,000	876,534
WP Carey Incorporated	4.60	4-1-2024	500,000	504,396

				41,358,064

Thrifts & Mortgage Finance: 0.00%
Astoria Financial Corporation	5.00	6-19-2017	100,000	104,483
People’s United Financial Incorporated	3.65	12-6-2022	150,000	147,751

				252,234

Health Care: 2.01%

Biotechnology: 0.31%
Amgen Incorporated	2.50	11-15-2016	500,000	507,348
Amgen Incorporated	3.63	5-15-2022	1,000,000	1,007,238
Amgen Incorporated	3.63	5-22-2024	500,000	492,931
Amgen Incorporated	3.88	11-15-2021	2,000,000	2,077,530

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	57

Security name	Interest rate	Maturity date	Principal	Value

Biotechnology (continued)
Amgen Incorporated	4.10%	6-15-2021	$100,000	$105,242
Amgen Incorporated	4.50	3-15-2020	65,000	70,291
Amgen Incorporated	4.95	10-1-2041	500,000	491,538
Amgen Incorporated	5.15	11-15-2041	350,000	357,610
Amgen Incorporated	5.38	5-15-2043	500,000	520,751
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,195,217
Amgen Incorporated	5.70	2-1-2019	1,000,000	1,108,981
Amgen Incorporated	5.75	3-15-2040	80,000	87,265
Amgen Incorporated	5.85	6-1-2017	350,000	375,740
Amgen Incorporated	6.15	6-1-2018	250,000	278,517
Amgen Incorporated	6.38	6-1-2037	500,000	590,823
Amgen Incorporated	6.40	2-1-2039	250,000	294,823
Baxalta Incorporated 144A	2.88	6-23-2020	400,000	394,602
Baxalta Incorporated 144A	3.60	6-23-2022	200,000	199,747
Baxalta Incorporated 144A	4.00	6-23-2025	650,000	645,468
Baxalta Incorporated 144A	5.25	6-23-2045	400,000	400,941
Biogen Idec Incorporated	6.88	3-1-2018	500,000	560,348
Celgene Corporation	2.30	8-15-2018	286,000	286,866
Celgene Corporation	3.25	8-15-2022	500,000	488,152
Celgene Corporation	3.63	5-15-2024	500,000	491,440
Celgene Corporation	3.95	10-15-2020	200,000	209,820
Celgene Corporation	4.00	8-15-2023	250,000	254,000
Celgene Corporation	4.63	5-15-2044	750,000	704,621
Celgene Corporation	5.25	8-15-2043	150,000	153,016
Genzyme Corporation	5.00	6-15-2020	200,000	224,046
Gilead Sciences Incorporated	2.05	4-1-2019	500,000	502,301
Gilead Sciences Incorporated	3.50	2-1-2025	500,000	498,464
Gilead Sciences Incorporated	3.70	4-1-2024	500,000	507,740
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	858,059
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	539,535
Gilead Sciences Incorporated	4.50	2-1-2045	1,000,000	987,929
Gilead Sciences Incorporated	4.80	4-1-2044	500,000	512,958
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	457,425

				19,439,323

Health Care Equipment & Supplies: 0.37%
Baxter International Incorporated	1.85	6-15-2018	500,000	495,895
Baxter International Incorporated	3.20	6-15-2023	500,000	505,105
Baxter International Incorporated	4.25	3-15-2020	100,000	105,573
Baxter International Incorporated	5.38	6-1-2018	500,000	547,592
Becton Dickinson & Company	1.75	11-8-2016	500,000	502,038
Becton Dickinson & Company	1.80	12-15-2017	500,000	499,650
Becton Dickinson & Company	2.68	12-15-2019	500,000	499,971
Becton Dickinson & Company	3.13	11-8-2021	300,000	296,258
Becton Dickinson & Company	3.25	11-12-2020	350,000	355,048
Becton Dickinson & Company	3.73	12-15-2024	750,000	746,993
Becton Dickinson & Company	4.69	12-15-2044	500,000	490,596
Becton Dickinson & Company	6.00	5-15-2039	200,000	227,986
Becton Dickinson & Company	6.38	8-1-2019	500,000	572,422
Boston Scientific Corporation	3.85	5-15-2025	1,000,000	961,444

58	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies (continued)
Boston Scientific Corporation	6.00%	1-15-2020	$350,000	$391,995
Boston Scientific Corporation	7.38	1-15-2040	300,000	375,743
C.R. Bard Incorporated	1.38	1-15-2018	100,000	98,869
C.R. Bard Incorporated	4.40	1-15-2021	168,000	179,979
Edwards Lifesciences Corporation	2.88	10-15-2018	150,000	152,225
Medtronic Incorporated	0.88	2-27-2017	100,000	99,758
Medtronic Incorporated	1.38	4-1-2018	400,000	397,493
Medtronic Incorporated	2.75	4-1-2023	1,000,000	962,974
Medtronic Incorporated 144A	3.15	3-15-2022	2,000,000	2,002,538
Medtronic Incorporated 144A	3.50	3-15-2025	1,200,000	1,193,732
Medtronic Incorporated	4.00	4-1-2043	300,000	272,753
Medtronic Incorporated 144A	4.38	3-15-2035	1,000,000	990,545
Medtronic Incorporated	4.45	3-15-2020	1,000,000	1,086,929
Medtronic Incorporated	4.50	3-15-2042	200,000	195,207
Medtronic Incorporated	4.63	3-15-2044	250,000	249,059
Medtronic Incorporated 144A	4.63	3-15-2045	1,750,000	1,782,902
Medtronic Incorporated	5.55	3-15-2040	300,000	344,761
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	483,629
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	288,562
Stryker Corporation	1.30	4-1-2018	225,000	223,184
Stryker Corporation	2.00	9-30-2016	350,000	353,192
Stryker Corporation	4.10	4-1-2043	250,000	230,963
Stryker Corporation	4.38	1-15-2020	150,000	164,404
Zimmer Holdings Incorporated	2.70	4-1-2020	1,250,000	1,236,733
Zimmer Holdings Incorporated	3.55	4-1-2025	1,000,000	957,867
Zimmer Holdings Incorporated	4.45	8-15-2045	500,000	450,856
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	271,847
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	274,078

				22,519,348

Health Care Providers & Services: 0.52%
Aetna Incorporated	2.20	3-15-2019	500,000	495,856
Aetna Incorporated	2.75	11-15-2022	500,000	476,355
Aetna Incorporated	3.95	9-1-2020	200,000	211,114
Aetna Incorporated	4.13	6-1-2021	200,000	209,218
Aetna Incorporated	4.13	11-15-2042	250,000	226,384
Aetna Incorporated	4.75	3-15-2044	500,000	497,353
Aetna Incorporated	6.63	6-15-2036	650,000	791,703
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	308,028
Amerisourcebergen Corporation	4.25	3-1-2045	250,000	232,003
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	274,445
Cardinal Health Incorporated	1.70	3-15-2018	157,000	155,946
Cardinal Health Incorporated	3.20	6-15-2022	250,000	247,324
Cardinal Health Incorporated	3.20	3-15-2023	225,000	218,949
Cardinal Health Incorporated	3.50	11-15-2024	500,000	488,727
Catholic Health Initiatives	4.35	11-1-2042	250,000	229,518
CIGNA Corporation	4.00	2-15-2022	250,000	256,750
CIGNA Corporation	4.38	12-15-2020	500,000	532,992
CIGNA Corporation	4.50	3-15-2021	100,000	106,782
CIGNA Corporation	5.13	6-15-2020	215,000	237,708

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	59

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
CIGNA Corporation	5.38%	2-15-2042	$350,000	$371,748
CIGNA Corporation	5.88	3-15-2041	330,000	370,666
CIGNA Corporation	6.15	11-15-2036	50,000	56,624
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	644,069
Dignity Health	2.64	11-1-2019	500,000	506,279
Express Scripts Holding Company	3.50	6-15-2024	600,000	576,697
Express Scripts Holding Company	3.90	2-15-2022	500,000	505,477
Express Scripts Holding Company	4.75	11-15-2021	750,000	801,680
Express Scripts Holding Company	6.13	11-15-2041	250,000	284,453
Howard Hughes Medical Institute	3.50	9-1-2023	475,000	491,077
Humana Incorporated	3.15	12-1-2022	300,000	292,068
Humana Incorporated	3.85	10-1-2024	500,000	497,172
Humana Incorporated	4.95	10-1-2044	1,000,000	996,036
Humana Incorporated	7.20	6-15-2018	500,000	567,368
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	267,037
Laboratory Corporation of America Holdings	2.20	8-23-2017	67,000	67,326
Laboratory Corporation of America Holdings	3.60	2-1-2025	500,000	478,327
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	56,991
Laboratory Corporation of America Holdings	4.00	11-1-2023	150,000	153,061
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	536,430
Laboratory Corporation of America Holdings	4.70	2-1-2045	500,000	454,836
Mayo Clinic Rochester	4.00	11-15-2047	100,000	94,140
McKesson Corporation	1.29	3-10-2017	500,000	497,854
McKesson Corporation	1.40	3-15-2018	250,000	246,379
McKesson Corporation	2.28	3-15-2019	500,000	500,705
McKesson Corporation	2.85	3-15-2023	200,000	190,581
McKesson Corporation	3.80	3-15-2024	500,000	506,425
McKesson Corporation	4.88	3-15-2044	500,000	499,263
McKesson Corporation	6.00	3-1-2041	250,000	288,429
McKesson Corporation	7.50	2-15-2019	500,000	580,974
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	528,303
Medco Health Solutions Incorporated	7.13	3-15-2018	1,000,000	1,116,996
Novant Health Incorporated	4.37	11-1-2043	100,000	95,553
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	172,332
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	641,824
Quest Diagnostics Incorporated	5.75	1-30-2040	111,000	117,230
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	245,896
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	993,531
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	486,610
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	453,301
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	242,105
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	293,348
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	602,965
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,101,735
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	190,321
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	659,552
WellPoint Incorporated	1.88	1-15-2018	500,000	497,513
WellPoint Incorporated	2.25	8-15-2019	400,000	393,114
WellPoint Incorporated	2.30	7-15-2018	150,000	149,956
WellPoint Incorporated	2.38	2-15-2017	250,000	252,635

60	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
WellPoint Incorporated	3.13%	5-15-2022	$500,000	$482,618
WellPoint Incorporated	3.30	1-15-2023	250,000	242,129
WellPoint Incorporated	4.63	5-15-2042	500,000	472,158
WellPoint Incorporated	4.65	1-15-2043	450,000	421,549
WellPoint Incorporated	4.65	8-15-2044	500,000	469,424
WellPoint Incorporated	5.85	1-15-2036	725,000	772,792
WellPoint Incorporated	5.88	6-15-2017	750,000	803,817
WellPoint Incorporated	7.00	2-15-2019	500,000	566,103

				32,042,737

Life Sciences Tools & Services: 0.05%
Life Technologies Corporation	5.00	1-15-2021	150,000	162,838
Life Technologies Corporation	6.00	3-1-2020	250,000	281,288
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	350,000	348,035
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	400,000	399,059
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	490,387
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	300,000	292,427
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	405,888
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	400,000	407,587
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	200,000	207,930

				2,995,439

Pharmaceuticals: 0.76%
Abbott Laboratories	2.95	3-15-2025	1,250,000	1,205,955
Abbott Laboratories	4.13	5-27-2020	250,000	270,117
Abbott Laboratories	5.13	4-1-2019	139,000	152,997
Abbott Laboratories	5.30	5-27-2040	250,000	279,142
Abbott Laboratories	6.00	4-1-2039	150,000	184,093
Abbott Laboratories	6.15	11-30-2037	237,000	292,902
AbbVie Incorporated	1.75	11-6-2017	750,000	749,357
AbbVie Incorporated	2.00	11-6-2018	300,000	299,086
AbbVie Incorporated	2.50	5-14-2020	2,000,000	1,976,394
AbbVie Incorporated	2.90	11-6-2022	2,000,000	1,929,242
AbbVie Incorporated	3.60	5-14-2025	1,500,000	1,474,974
AbbVie Incorporated	4.40	11-6-2042	500,000	460,086
AbbVie Incorporated	4.50	5-14-2035	1,000,000	955,204
AbbVie Incorporated	4.70	5-14-2045	1,000,000	971,667
Allergan Incorporated	1.35	3-15-2018	50,000	49,138
Allergan Incorporated	2.80	3-15-2023	225,000	207,310
Allergan Incorporated	3.38	9-15-2020	500,000	500,890
Bristol-Myers Squibb Company	1.75	3-1-2019	250,000	249,301
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	236,354
Bristol-Myers Squibb Company	3.25	11-1-2023	156,000	159,048
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	212,177
Bristol-Myers Squibb Company	4.50	3-1-2044	605,000	635,831
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	706,533
Eli Lilly & Company	2.75	6-1-2025	600,000	581,264
Eli Lilly & Company	3.70	3-1-2045	500,000	458,427
Eli Lilly & Company	5.20	3-15-2017	500,000	531,073

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	61

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Eli Lilly & Company	5.50%	3-15-2027	$400,000	$477,320
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	195,252
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	337,490
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,650,000	1,824,735
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	1,000,000	1,251,148
Johnson & Johnson	1.13	11-21-2017	350,000	350,586
Johnson & Johnson	1.65	12-5-2018	700,000	705,841
Johnson & Johnson	4.38	12-5-2033	583,000	621,104
Johnson & Johnson	4.50	9-1-2040	300,000	318,102
Johnson & Johnson	4.85	5-15-2041	200,000	224,283
Johnson & Johnson	4.95	5-15-2033	180,000	204,268
Johnson & Johnson	5.15	7-15-2018	500,000	552,118
Johnson & Johnson	5.55	8-15-2017	250,000	271,410
Johnson & Johnson	5.85	7-15-2038	500,000	633,243
Johnson & Johnson	6.73	11-15-2023	300,000	386,690
Merck & Company Incorporated	1.30	5-18-2018	333,000	331,324
Merck & Company Incorporated	2.40	9-15-2022	500,000	481,055
Merck & Company Incorporated	2.75	2-10-2025	2,500,000	2,397,535
Merck & Company Incorporated	2.80	5-18-2023	650,000	637,618
Merck & Company Incorporated	3.60	9-15-2042	250,000	222,020
Merck & Company Incorporated	3.70	2-10-2045	1,000,000	906,119
Merck & Company Incorporated	3.88	1-15-2021	350,000	373,617
Merck & Company Incorporated	4.15	5-18-2043	500,000	490,042
Merck & Company Incorporated	5.00	6-30-2019	250,000	277,041
Merck & Company Incorporated	5.85	6-30-2039	75,000	90,071
Mylan Incorporated	2.55	3-28-2019	112,000	109,729
Mylan Incorporated	2.60	6-24-2018	1,000,000	995,597
Mylan Incorporated	5.40	11-29-2043	33,000	32,447
Novartis Capital Corporation	2.40	9-21-2022	500,000	485,874
Novartis Capital Corporation	3.40	5-6-2024	1,500,000	1,531,089
Novartis Capital Corporation	3.70	9-21-2042	250,000	237,048
Novartis Capital Corporation	4.40	4-24-2020	500,000	550,570
Pfizer Incorporated	1.50	6-15-2018	500,000	498,558
Pfizer Incorporated	3.40	5-15-2024	500,000	500,802
Pfizer Incorporated	4.30	6-15-2043	300,000	293,717
Pfizer Incorporated	5.45	4-1-2017	500,000	534,786
Pfizer Incorporated	6.00	2-15-2036	625,000	750,858
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,276,162
Pfizer Incorporated	6.50	2-1-2034	500,000	630,293
Pfizer Incorporated	7.20	3-15-2039	750,000	1,017,652
Pharmacia Corporation	6.60	12-1-2028	500,000	638,910
Schering-Plough Corporation	6.50	12-1-2033	250,000	329,773
Schering-Plough Corporation	6.55	9-15-2037	200,000	264,760
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	242,023
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	449,384
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	500,000	498,087
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	719,887
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	465,722
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	145,918
Wyeth LLC	5.95	4-1-2037	850,000	1,004,354

62	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Zoetis Incorporated	3.25%	2-1-2023	$600,000	$568,947
Zoetis Incorporated	4.70	2-1-2043	500,000	433,585

				46,495,126

Industrials: 1.42%

Aerospace & Defense: 0.37%
Boeing Company	0.95	5-15-2018	150,000	147,649
Boeing Company	4.88	2-15-2020	140,000	157,040
Boeing Company	5.88	2-15-2040	30,000	37,343
Boeing Company	6.00	3-15-2019	300,000	339,263
Boeing Company	6.13	2-15-2033	180,000	225,228
Boeing Company	6.88	3-15-2039	800,000	1,103,862
General Dynamics Corporation	1.00	11-15-2017	500,000	495,721
General Dynamics Corporation	2.25	11-15-2022	500,000	473,305
General Dynamics Corporation	3.88	7-15-2021	200,000	213,739
Honeywell International Incorporated	3.35	12-1-2023	200,000	206,132
Honeywell International Incorporated	4.25	3-1-2021	50,000	55,325
Honeywell International Incorporated	5.00	2-15-2019	750,000	831,510
Honeywell International Incorporated	5.30	3-1-2018	100,000	109,321
Honeywell International Incorporated	5.38	3-1-2041	365,000	426,325
Honeywell International Incorporated	5.70	3-15-2037	250,000	303,476
L-3 Communications Corporation	3.95	11-15-2016	500,000	512,895
L-3 Communications Corporation	4.95	2-15-2021	500,000	528,903
L-3 Communications Corporation	5.20	10-15-2019	500,000	535,142
Lockheed Martin Corporation	3.35	9-15-2021	250,000	255,484
Lockheed Martin Corporation	3.80	3-1-2045	500,000	438,459
Lockheed Martin Corporation	4.07	12-15-2042	1,042,000	960,178
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,083,158
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	208,689
Northrop Grumman Corporation	1.75	6-1-2018	300,000	297,587
Northrop Grumman Corporation	3.25	8-1-2023	350,000	341,271
Northrop Grumman Corporation	3.50	3-15-2021	300,000	308,059
Northrop Grumman Corporation	4.75	6-1-2043	500,000	503,619
Northrop Grumman Corporation	5.05	8-1-2019	85,000	92,737
Northrop Grumman Corporation	5.05	11-15-2040	100,000	106,115
Northrop Grumman Corporation	7.75	2-15-2031	300,000	395,223
Precision Castparts Corporation	1.25	1-15-2018	500,000	496,300
Precision Castparts Corporation	2.50	1-15-2023	250,000	237,411
Precision Castparts Corporation	3.25	6-15-2025	300,000	294,012
Precision Castparts Corporation	3.90	1-15-2043	200,000	185,570
Raytheon Company	2.50	12-15-2022	350,000	343,858
Raytheon Company	4.40	2-15-2020	600,000	654,817
Raytheon Company	4.70	12-15-2041	500,000	526,746
Raytheon Company	7.20	8-15-2027	120,000	160,725
Rockwell Collins Incorporated	3.70	12-15-2023	350,000	364,806
Rockwell Collins Incorporated	4.80	12-15-2043	250,000	268,628
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	55,638
Textron Incorporated	3.65	3-1-2021	150,000	151,730
Textron Incorporated	4.30	3-1-2024	200,000	206,060

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	63

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Textron Incorporated	4.63%	9-21-2016	$100,000	$103,211
Textron Incorporated	7.25	10-1-2019	350,000	408,811
United Technologies Corporation	1.80	6-1-2017	533,000	538,478
United Technologies Corporation	3.10	6-1-2022	839,000	840,997
United Technologies Corporation	4.50	4-15-2020	500,000	548,173
United Technologies Corporation	4.50	6-1-2042	1,033,000	1,043,882
United Technologies Corporation	5.38	12-15-2017	500,000	543,497
United Technologies Corporation	5.70	4-15-2040	500,000	584,754
United Technologies Corporation	6.05	6-1-2036	400,000	482,350
United Technologies Corporation	6.13	2-1-2019	565,000	641,493
United Technologies Corporation	6.13	7-15-2038	500,000	605,192
United Technologies Corporation	7.50	9-15-2029	430,000	592,833

				22,572,730

Air Freight & Logistics: 0.08%
FedEx Corporation	2.63	8-1-2022	482,000	468,116
FedEx Corporation	3.88	8-1-2042	200,000	172,102
FedEx Corporation	4.00	1-15-2024	290,000	298,739
FedEx Corporation	4.90	1-15-2034	250,000	258,831
FedEx Corporation	5.10	1-15-2044	300,000	309,063
FedEx Corporation	8.00	1-15-2019	400,000	476,604
United Parcel Service Incorporated	1.13	10-1-2017	250,000	249,995
United Parcel Service Incorporated	2.45	10-1-2022	400,000	391,366
United Parcel Service Incorporated	3.13	1-15-2021	900,000	927,208
United Parcel Service Incorporated	5.13	4-1-2019	500,000	556,330
United Parcel Service Incorporated	5.50	1-15-2018	100,000	109,676
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,010,416

				5,228,446

Airlines: 0.06%
American Airlines	4.00	1-15-2027	540,261	545,663
American Airlines	4.95	7-15-2024	564,089	600,755
Continental Airlines Incorporated Series A	4.75	7-12-2022	384,034	405,156
Continental Airlines Incorporated Series A	7.25	5-10-2021	149,570	169,014
Delta Air Lines Incorporated	4.95	11-23-2020	126,129	132,435
Delta Air Lines Incorporated	6.82	2-10-2024	66,829	76,686
Delta Air Lines Incorporated	7.75	6-17-2021	232,925	265,535
Hawaiian Airlines Incorporated	3.90	1-15-2026	37,362	36,428
Northwest Airlines Incorporated	7.03	5-1-2021	151,384	168,604
United Airlines Incorporated	4.00	10-11-2027	500,000	505,000
United Airlines Incorporated	4.30	2-15-2027	317,012	326,997
US Airways Group Incorporated	3.95	5-15-2027	140,558	138,122
US Airways Group Incorporated	4.63	12-3-2026	216,406	223,980

				3,594,375

Building Products: 0.00%
Owens Corning Incorporated	4.20	12-15-2022	213,000	214,111

64	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 0.12%
Avery Dennison Corporation	5.38%	4-15-2020	$350,000	$381,761
Black & Decker Corporation	3.40	12-1-2021	400,000	411,809
Cintas Corporation No. 2	3.25	6-1-2022	100,000	101,565
Cintas Corporation No. 2	4.30	6-1-2021	60,000	64,851
Cintas Corporation No. 2	6.13	12-1-2017	200,000	218,892
Cintas Corporation No. 2	6.15	8-15-2036	50,000	61,227
Cooper US Incorporated	3.88	12-15-2020	200,000	210,283
Cooper US Incorporated	6.10	7-1-2017	100,000	108,131
CRH America Incorporated	8.13	7-15-2018	200,000	232,424
Equifax Incorporated	3.30	12-15-2022	231,000	230,240
Equifax Incorporated	7.00	7-1-2037	50,000	57,758
Pitney Bowes Incorporated	4.63	3-15-2024	500,000	498,716
Pitney Bowes Incorporated	5.75	9-15-2017	16,000	17,228
Republic Services Incorporated	3.55	6-1-2022	1,000,000	1,010,275
Republic Services Incorporated	3.80	5-15-2018	100,000	104,608
Republic Services Incorporated	4.75	5-15-2023	300,000	327,758
Republic Services Incorporated	5.25	11-15-2021	50,000	55,872
Republic Services Incorporated	5.50	9-15-2019	125,000	139,013
Republic Services Incorporated	5.70	5-15-2041	550,000	617,464
Republic Services Incorporated	6.20	3-1-2040	250,000	302,741
Waste Management Incorporated	3.13	3-1-2025	600,000	580,784
Waste Management Incorporated	4.10	3-1-2045	500,000	458,605
Waste Management Incorporated	4.60	3-1-2021	200,000	217,106
Waste Management Incorporated	4.75	6-30-2020	500,000	547,750
Waste Management Incorporated	6.10	3-15-2018	326,000	359,678

				7,316,539

Electrical Equipment: 0.07%
Eaton Corporation	1.50	11-2-2017	500,000	496,739
Eaton Corporation	2.75	11-2-2022	1,000,000	956,660
Eaton Corporation	4.15	11-2-2042	500,000	457,715
Eaton Corporation	6.95	3-20-2019	200,000	232,109
Emerson Electric Company	3.15	6-1-2025	300,000	297,837
Emerson Electric Company	4.25	11-15-2020	200,000	217,618
Emerson Electric Company	4.88	10-15-2019	200,000	220,657
Emerson Electric Company	5.25	10-15-2018	50,000	55,136
Emerson Electric Company	5.25	11-15-2039	500,000	573,392
Emerson Electric Company	5.38	10-15-2017	200,000	216,720
Emerson Electric Company	6.13	4-15-2039	100,000	124,737
Hubbell Incorporated	3.63	11-15-2022	200,000	206,144
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	372,550
Roper Industries Incorporated	6.25	9-1-2019	200,000	225,562

				4,653,576

Industrial Conglomerates: 0.11%
3M Company	1.00	6-26-2017	250,000	250,759
3M Company	1.38	9-29-2016	500,000	503,951
3M Company	2.00	6-26-2022	725,000	699,985
3M Company	5.70	3-15-2037	325,000	398,584

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	65

Security name	Interest rate	Maturity date	Principal	Value

Industrial Conglomerates (continued)
Danaher Corporation	3.90%	6-23-2021	$100,000	$107,554
Danaher Corporation	5.40	3-1-2019	450,000	501,585
GATX Corporation	2.50	3-15-2019	167,000	165,595
GATX Corporation	4.85	6-1-2021	100,000	109,776
General Electric Company	2.70	10-9-2022	1,000,000	978,731
General Electric Company	4.13	10-9-2042	750,000	717,403
General Electric Company	4.50	3-11-2044	1,000,000	1,010,072
General Electric Company	5.25	12-6-2017	1,100,000	1,188,365

				6,632,360

Machinery: 0.23%
Caterpillar Incorporated	1.50	6-26-2017	1,000,000	1,004,344
Caterpillar Incorporated	3.80	8-15-2042	150,000	135,687
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,068,363
Caterpillar Incorporated	4.30	5-15-2044	500,000	492,824
Caterpillar Incorporated	5.20	5-27-2041	555,000	609,472
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,067,777
Crane Company	2.75	12-15-2018	150,000	151,948
Cummins Incorporated	3.65	10-1-2023	167,000	172,826
Cummins Incorporated	4.88	10-1-2043	86,000	89,755
Deere & Company	2.60	6-8-2022	500,000	487,815
Deere & Company	3.90	6-9-2042	500,000	467,696
Deere & Company	4.38	10-16-2019	1,400,000	1,514,339
Deere & Company	5.38	10-16-2029	300,000	355,903
Dover Corporation	4.30	3-1-2021	500,000	550,626
Dover Corporation	5.38	10-15-2035	200,000	228,362
Dover Corporation	5.45	3-15-2018	100,000	109,315
Dover Corporation	6.60	3-15-2038	60,000	78,051
Flowserve Corporation	4.00	11-15-2023	107,000	107,533
IDEX Corporation	4.50	12-15-2020	100,000	104,944
Illinois Tool Works Incorporated	0.90	2-25-2017	300,000	300,025
Illinois Tool Works Incorporated	1.95	3-1-2019	500,000	500,068
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	124,685
Illinois Tool Works Incorporated	3.90	9-1-2042	306,000	286,860
Illinois Tool Works Incorporated	4.88	9-15-2041	295,000	313,246
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	176,492
Ingersoll-Rand Global Holding Company Limited	4.25	6-15-2023	1,000,000	1,025,479
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	281,494
Joy Global Incorporated	6.00	11-15-2016	500,000	516,716
Kennametal Incorporated	2.65	11-1-2019	150,000	148,975
Kennametal Incorporated	3.88	2-15-2022	98,000	98,581
Parker Hannifin Corporation	3.50	9-15-2022	100,000	103,295
Parker Hannifin Corporation	5.50	5-15-2018	135,000	148,567
Parker Hannifin Corporation	6.25	5-15-2038	60,000	76,076
Snap-on Incorporated	6.13	9-1-2021	150,000	175,538
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	341,906
Stanley Black & Decker Incorporated ±	5.75	12-15-2053	100,000	107,125
Wabtec Corporation	4.38	8-15-2023	100,000	104,646
Xylem Incorporated	3.55	9-20-2016	250,000	255,343

				13,882,697

66	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Professional Services: 0.02%
Dun & Bradstreet Corporation	4.38%	12-1-2022	$250,000	$245,468
Verisk Analytics Incorporated	4.00	6-15-2025	600,000	585,021
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	252,431

				1,082,920

Road & Rail: 0.31%
BNSF Railway Company	5.75	5-1-2040	550,000	615,974
Burlington Northern Santa Fe LLC	3.00	3-15-2023	300,000	290,183
Burlington Northern Santa Fe LLC	3.05	3-15-2022	500,000	493,937
Burlington Northern Santa Fe LLC	3.40	9-1-2024	300,000	297,446
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	208,582
Burlington Northern Santa Fe LLC	3.75	4-1-2024	500,000	509,058
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	947,973
Burlington Northern Santa Fe LLC	4.45	3-15-2043	300,000	284,111
Burlington Northern Santa Fe LLC	4.55	9-1-2044	300,000	288,677
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	136,018
Burlington Northern Santa Fe LLC	4.90	4-1-2044	500,000	507,645
Burlington Northern Santa Fe LLC	4.95	9-15-2041	200,000	204,831
Burlington Northern Santa Fe LLC	5.05	3-1-2041	250,000	258,933
Burlington Northern Santa Fe LLC	5.15	9-1-2043	300,000	314,339
Burlington Northern Santa Fe LLC	5.65	5-1-2017	360,000	384,828
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	782,454
Con-Way Incorporated	7.25	1-15-2018	350,000	387,815
CSX Corporation	3.40	8-1-2024	397,000	393,953
CSX Corporation	3.70	10-30-2020	250,000	261,852
CSX Corporation	4.10	3-15-2044	400,000	361,469
CSX Corporation	4.25	6-1-2021	200,000	213,337
CSX Corporation	4.50	8-1-2054	500,000	466,220
CSX Corporation	4.75	5-30-2042	230,000	229,528
CSX Corporation	5.60	5-1-2017	100,000	107,005
CSX Corporation	6.00	10-1-2036	300,000	349,560
CSX Corporation	6.15	5-1-2037	320,000	372,932
CSX Corporation	6.22	4-30-2040	200,000	238,748
CSX Corporation	7.38	2-1-2019	500,000	580,179
Kansas City Southern Railway Company	4.30	5-15-2043	200,000	188,089
Norfolk Southern Corporation	2.90	2-15-2023	886,000	852,977
Norfolk Southern Corporation	3.00	4-1-2022	500,000	494,250
Norfolk Southern Corporation	3.85	1-15-2024	200,000	203,527
Norfolk Southern Corporation	3.95	10-1-2042	120,000	105,891
Norfolk Southern Corporation	4.84	10-1-2041	685,000	692,413
Norfolk Southern Corporation	5.59	5-17-2025	53,000	60,568
Norfolk Southern Corporation	5.75	4-1-2018	500,000	548,022
Norfolk Southern Corporation	5.90	6-15-2019	65,000	73,379
Norfolk Southern Corporation	6.00	5-23-2111	500,000	553,761
Ryder System Incorporated	2.45	11-15-2018	350,000	351,512
Ryder System Incorporated	2.50	3-1-2017	200,000	202,753
Ryder System Incorporated	2.50	5-11-2020	200,000	196,828
Ryder System Incorporated	3.50	6-1-2017	200,000	206,358
Ryder System Incorporated	5.85	11-1-2016	250,000	262,703
Union Pacific Corporation	2.25	2-15-2019	200,000	202,496

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	67

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Union Pacific Corporation	3.25%	1-15-2025	$250,000	$247,536
Union Pacific Corporation	3.75	3-15-2024	200,000	206,810
Union Pacific Corporation	4.00	2-1-2021	500,000	536,117
Union Pacific Corporation	4.15	1-15-2045	250,000	240,686
Union Pacific Corporation	4.16	7-15-2022	437,000	464,563
Union Pacific Corporation	4.30	6-15-2042	250,000	247,282
Union Pacific Corporation	4.82	2-1-2044	947,000	1,008,664
Union Pacific Corporation	4.85	6-15-2044	200,000	217,036

				18,851,808

Trading Companies & Distributors: 0.05%
Air Lease Corporation	2.13	1-15-2018	500,000	495,000
Air Lease Corporation	3.38	1-15-2019	1,250,000	1,259,375
International Lease Finance Corporation 144A	7.13	9-1-2018	1,000,000	1,105,170
W.W. Grainger Incorporated	4.60	6-15-2045	400,000	410,985

				3,270,530

Information Technology: 1.42%

Communications Equipment: 0.20%
Cisco Systems Incorporated	1.10	3-3-2017	1,500,000	1,502,364
Cisco Systems Incorporated	2.45	6-15-2020	600,000	605,526
Cisco Systems Incorporated	2.90	3-4-2021	300,000	304,151
Cisco Systems Incorporated	3.00	6-15-2022	200,000	200,087
Cisco Systems Incorporated	3.15	3-14-2017	1,000,000	1,031,199
Cisco Systems Incorporated	3.63	3-4-2024	500,000	517,730
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,038,989
Cisco Systems Incorporated	4.95	2-15-2019	800,000	877,830
Cisco Systems Incorporated	5.50	1-15-2040	700,000	809,961
Cisco Systems Incorporated	5.90	2-15-2039	800,000	960,638
Harris Corporation	4.40	12-15-2020	300,000	317,771
Motorola Incorporated	3.50	3-1-2023	550,000	484,967
Motorola Incorporated	7.50	5-15-2025	120,000	136,229
Qualcomm Incorporated	2.25	5-20-2020	1,500,000	1,482,644
Qualcomm Incorporated	3.45	5-20-2025	1,000,000	932,461
Qualcomm Incorporated	4.65	5-20-2035	400,000	367,455
Qualcomm Incorporated	4.80	5-20-2045	600,000	517,400

				12,087,402

Electronic Equipment, Instruments & Components: 0.06%
Agilent Technologies Incorporated	3.88	7-15-2023	150,000	150,565
Amphenol Corporation	2.55	1-30-2019	200,000	201,986
Amphenol Corporation	4.00	2-1-2022	300,000	309,302
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	326,389
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	110,020
Avnet Incorporated	5.88	6-15-2020	100,000	110,615
Avnet Incorporated	6.63	9-15-2016	300,000	314,604
Corning Incorporated	1.45	11-15-2017	400,000	399,132
Corning Incorporated	2.90	5-15-2022	500,000	497,605
Corning Incorporated	3.70	11-15-2023	113,000	116,800

68	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electronic Equipment, Instruments & Components (continued)
Corning Incorporated	4.25%	8-15-2020	$250,000	$273,090
Corning Incorporated	5.75	8-15-2040	150,000	175,666
Corning Incorporated	6.63	5-15-2019	20,000	22,963
Ingram Micro Incorporated	4.95	12-15-2024	200,000	204,084
Keysight Technologies Incorporated 144A	3.30	10-30-2019	250,000	249,047
Keysight Technologies Incorporated 144A	4.55	10-30-2024	250,000	240,666
Tech Data Corporation	3.75	9-21-2017	100,000	103,255

				3,805,789

Internet Software & Services: 0.04%
eBay Incorporated	1.35	7-15-2017	400,000	394,614
eBay Incorporated	2.60	7-15-2022	350,000	316,763
eBay Incorporated	2.88	8-1-2021	500,000	479,960
eBay Incorporated	3.25	10-15-2020	200,000	200,487
eBay Incorporated	3.45	8-1-2024	350,000	323,815
eBay Incorporated	4.00	7-15-2042	250,000	190,327
Google Incorporated	3.38	2-25-2024	125,000	127,218
Google Incorporated	3.63	5-19-2021	500,000	528,106

				2,561,290

IT Services: 0.25%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	100,000	103,892
Computer Sciences Corporation	4.45	9-15-2022	200,000	204,281
Computer Sciences Corporation	6.50	3-15-2018	425,000	468,490
Fiserv Incorporated	2.70	6-1-2020	400,000	396,872
Fiserv Incorporated	3.50	10-1-2022	400,000	398,335
Fiserv Incorporated	3.85	6-1-2025	300,000	296,054
Fiserv Incorporated	4.75	6-15-2021	500,000	547,552
IBM Corporation	1.25	2-8-2018	500,000	497,764
IBM Corporation	1.63	5-15-2020	500,000	488,417
IBM Corporation	1.88	5-15-2019	500,000	495,036
IBM Corporation	1.88	8-1-2022	400,000	372,331
IBM Corporation	1.95	2-12-2019	500,000	501,930
IBM Corporation	3.38	8-1-2023	400,000	399,835
IBM Corporation	3.63	2-12-2024	1,000,000	1,014,234
IBM Corporation	4.00	6-20-2042	500,000	455,194
IBM Corporation	5.60	11-30-2039	900,000	1,011,906
IBM Corporation	5.70	9-14-2017	1,500,000	1,631,882
IBM Corporation	5.88	11-29-2032	250,000	294,366
IBM Corporation	7.00	10-30-2025	300,000	381,407
IBM Corporation	7.63	10-15-2018	500,000	586,809
MasterCard Incorporated	3.38	4-1-2024	1,000,000	1,010,804
Total System Services Incorporated	2.38	6-1-2018	205,000	204,176
Total System Services Incorporated	3.75	6-1-2023	150,000	145,160
Western Union Company	2.88	12-10-2017	250,000	254,818
Western Union Company	5.25	4-1-2020	80,000	86,960
Western Union Company	5.93	10-1-2016	425,000	443,704
Western Union Company	6.20	11-17-2036	175,000	171,091
Western Union Company	6.20	6-21-2040	200,000	191,103

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	69

Security name	Interest rate	Maturity date	Principal	Value

IT Services (continued)
Xerox Corporation	2.95%	3-15-2017	$500,000	$507,758
Xerox Corporation	4.50	5-15-2021	1,000,000	1,023,905
Xerox Corporation	5.63	12-15-2019	200,000	220,043
Xerox Corporation	6.35	5-15-2018	150,000	165,155
Xerox Corporation	6.75	2-1-2017	250,000	266,100
Xerox Corporation	6.75	12-15-2039	100,000	110,006

				15,347,370

Semiconductors & Semiconductor Equipment: 0.13%
Altera Corporation	2.50	11-15-2018	250,000	253,210
Analog Devices Incorporated	2.88	6-1-2023	150,000	144,650
Applied Materials Incorporated	4.30	6-15-2021	300,000	319,020
Applied Materials Incorporated	5.85	6-15-2041	200,000	219,291
Broadcom Corporation	2.50	8-15-2022	250,000	244,688
Intel Corporation	1.35	12-15-2017	1,150,000	1,148,307
Intel Corporation	1.95	10-1-2016	600,000	607,667
Intel Corporation	2.70	12-15-2022	550,000	533,095
Intel Corporation	3.30	10-1-2021	847,000	873,846
Intel Corporation	4.00	12-15-2032	500,000	477,634
Intel Corporation	4.25	12-15-2042	250,000	234,785
Intel Corporation	4.80	10-1-2041	643,000	653,183
KLA-Tencor Corporation	4.65	11-1-2024	1,000,000	982,431
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	197,017
Texas Instruments Incorporated	1.00	5-1-2018	200,000	197,239
Texas Instruments Incorporated	1.65	8-3-2019	250,000	246,470
Texas Instruments Incorporated	2.25	5-1-2023	250,000	237,382
Xilinx Incorporated	2.13	3-15-2019	250,000	248,521
Xilinx Incorporated	3.00	3-15-2021	250,000	251,875

				8,070,311

Software: 0.38%
Adobe Systems Incorporated	4.75	2-1-2020	325,000	354,204
Autodesk Incorporated	1.95	12-15-2017	250,000	250,445
Autodesk Incorporated	3.60	12-15-2022	250,000	247,352
CA Incorporated	5.38	12-1-2019	500,000	546,272
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	112,004
Fidelity National Information Services Incorporated	3.50	4-15-2023	131,000	121,407
Fidelity National Information Services Incorporated	5.00	3-15-2022	300,000	311,835
Intuit Incorporated	5.75	3-15-2017	200,000	211,935
Microsoft Corporation	1.63	12-6-2018	400,000	401,771
Microsoft Corporation	2.70	2-12-2025	2,000,000	1,927,764
Microsoft Corporation	3.00	10-1-2020	400,000	415,904
Microsoft Corporation	3.63	12-15-2023	1,000,000	1,041,273
Microsoft Corporation	3.75	5-1-2043	47,000	43,155
Microsoft Corporation	3.75	2-12-2045	500,000	454,874
Microsoft Corporation	4.00	2-8-2021	500,000	543,190
Microsoft Corporation	4.00	2-12-2055	1,000,000	899,016
Microsoft Corporation	4.20	6-1-2019	875,000	950,551
Microsoft Corporation	4.50	10-1-2040	500,000	512,588

70	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Software (continued)
Microsoft Corporation	4.88%	12-15-2043	$200,000	$212,934
Microsoft Corporation	5.20	6-1-2039	110,000	122,629
Microsoft Corporation	5.30	2-8-2041	500,000	572,418
Oracle Corporation	1.20	10-15-2017	1,000,000	996,230
Oracle Corporation	2.38	1-15-2019	600,000	608,950
Oracle Corporation	2.50	10-15-2022	800,000	770,124
Oracle Corporation	2.80	7-8-2021	1,500,000	1,504,148
Oracle Corporation	2.95	5-15-2025	2,000,000	1,924,266
Oracle Corporation	3.63	7-15-2023	400,000	409,247
Oracle Corporation	3.88	7-15-2020	350,000	376,403
Oracle Corporation	3.90	5-15-2035	500,000	469,085
Oracle Corporation	4.30	7-8-2034	1,000,000	989,843
Oracle Corporation	4.38	5-15-2055	1,000,000	930,896
Oracle Corporation	4.50	7-8-2044	500,000	500,093
Oracle Corporation	5.00	7-8-2019	600,000	662,050
Oracle Corporation	5.38	7-15-2040	600,000	668,869
Oracle Corporation	5.75	4-15-2018	1,000,000	1,104,436
Oracle Corporation	6.13	7-8-2039	200,000	241,793
Oracle Corporation	6.50	4-15-2038	250,000	316,597
Symantec Corporation	3.95	6-15-2022	200,000	200,408
Symantec Corporation	4.20	9-15-2020	300,000	308,351

				23,235,310

Technology Hardware, Storage & Peripherals: 0.36%
Apple Incorporated	1.00	5-3-2018	4,000,000	3,956,628
Apple Incorporated	2.00	5-6-2020	1,000,000	996,572
Apple Incorporated	2.40	5-3-2023	3,150,000	3,004,227
Apple Incorporated	3.20	5-13-2025	750,000	745,479
Apple Incorporated	3.45	5-6-2024	1,000,000	1,016,878
Apple Incorporated	3.45	2-9-2045	1,000,000	843,098
Apple Incorporated	3.85	5-4-2043	1,650,000	1,499,456
Apple Incorporated	4.38	5-13-2045	1,000,000	988,429
EMC Corporation	1.88	6-1-2018	950,000	946,844
EMC Corporation	2.65	6-1-2020	500,000	497,420
EMC Corporation	3.38	6-1-2023	850,000	829,298
Hewlett-Packard Company	2.60	9-15-2017	1,000,000	1,012,540
Hewlett-Packard Company	2.75	1-14-2019	500,000	504,859
Hewlett-Packard Company	3.00	9-15-2016	500,000	508,515
Hewlett-Packard Company	3.75	12-1-2020	250,000	257,489
Hewlett-Packard Company	4.05	9-15-2022	250,000	252,163
Hewlett-Packard Company	4.30	6-1-2021	500,000	520,142
Hewlett-Packard Company	4.38	9-15-2021	500,000	519,665
Hewlett-Packard Company	4.65	12-9-2021	500,000	527,719
Hewlett-Packard Company	5.40	3-1-2017	500,000	526,447
Hewlett-Packard Company	5.50	3-1-2018	500,000	543,277
Hewlett-Packard Company	6.00	9-15-2041	475,000	474,592
Lexmark International Incorporated	6.65	6-1-2018	250,000	276,149
NetApp Incorporated	2.00	12-15-2017	250,000	250,084
NetApp Incorporated	3.25	12-15-2022	250,000	237,402

				21,735,372

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	71

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.73%

Chemicals: 0.43%
Air Products & Chemicals Incorporated	1.20%	10-15-2017	$132,000	$131,505
Air Products & Chemicals Incorporated	3.00	11-3-2021	250,000	252,149
Air Products & Chemicals Incorporated	3.35	7-31-2024	350,000	347,118
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	162,372
Airgas Incorporated	2.90	11-15-2022	500,000	479,034
Albemarle Corporation	4.50	12-15-2020	300,000	318,245
Albemarle Corporation	5.45	12-1-2044	200,000	198,631
Cabot Corporation	5.00	10-1-2016	100,000	104,055
CF Industries Incorporated	3.45	6-1-2023	437,000	413,448
CF Industries Incorporated	4.95	6-1-2043	425,000	387,120
CF Industries Incorporated	5.15	3-15-2034	500,000	482,326
CF Industries Incorporated	5.38	3-15-2044	500,000	484,481
CF Industries Incorporated	6.88	5-1-2018	500,000	556,648
Dow Chemical Company	3.00	11-15-2022	500,000	483,762
Dow Chemical Company	3.50	10-1-2024	250,000	240,539
Dow Chemical Company	4.13	11-15-2021	500,000	520,656
Dow Chemical Company	4.25	11-15-2020	575,000	609,314
Dow Chemical Company	4.25	10-1-2034	250,000	230,013
Dow Chemical Company	4.38	11-15-2042	500,000	448,047
Dow Chemical Company	5.25	11-15-2041	250,000	250,884
Dow Chemical Company	5.70	5-15-2018	197,000	216,588
Dow Chemical Company	7.38	11-1-2029	600,000	759,891
Dow Chemical Company	8.55	5-15-2019	1,655,000	1,998,720
Dow Chemical Company	9.40	5-15-2039	385,000	565,553
E.I. du Pont de Nemours & Company	2.80	2-15-2023	500,000	479,035
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	524,610
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	282,914
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	434,259
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	217,948
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	312,740
E.I. du Pont de Nemours & Company	5.25	12-15-2016	250,000	263,267
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	28,123
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	694,827
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	310,023
Eastman Chemical Company	2.40	6-1-2017	400,000	404,549
Eastman Chemical Company	2.70	1-15-2020	300,000	297,643
Eastman Chemical Company	3.60	8-15-2022	400,000	396,307
Eastman Chemical Company	3.80	3-15-2025	750,000	734,561
Eastman Chemical Company	4.50	1-15-2021	500,000	540,381
Eastman Chemical Company	4.80	9-1-2042	200,000	191,943
Ecolab Incorporated	3.00	12-8-2016	500,000	509,703
Ecolab Incorporated	4.35	12-8-2021	500,000	537,148
Ecolab Incorporated	5.50	12-8-2041	300,000	335,292
FMC Corporation	3.95	2-1-2022	125,000	125,577
FMC Corporation	4.10	2-1-2024	250,000	250,605
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	97,765
Lubrizol Corporation	8.88	2-1-2019	250,000	305,103
Monsanto Company	3.38	7-15-2024	1,000,000	959,776

72	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Monsanto Company	3.60%	7-15-2042	$150,000	$117,932
Monsanto Company	4.40	7-15-2044	600,000	539,657
Monsanto Company	4.70	7-15-2064	300,000	259,370
Monsanto Company	5.13	4-15-2018	500,000	540,975
Monsanto Company	5.50	8-15-2025	100,000	111,393
Mosaic Company	3.75	11-15-2021	115,000	117,982
Mosaic Company	4.25	11-15-2023	425,000	430,291
Mosaic Company	5.45	11-15-2033	304,000	317,560
Mosaic Company	5.63	11-15-2043	250,000	263,373
NewMarket Corporation	4.10	12-15-2022	50,000	50,730
PPG Industries Incorporated	2.30	11-15-2019	250,000	248,957
PPG Industries Incorporated	3.60	11-15-2020	100,000	104,568
PPG Industries Incorporated	5.50	11-15-2040	150,000	172,819
Praxair Incorporated	1.05	11-7-2017	438,000	433,764
Praxair Incorporated	1.25	11-7-2018	100,000	97,906
Praxair Incorporated	2.20	8-15-2022	500,000	469,691
Praxair Incorporated	2.45	2-15-2022	200,000	192,734
Praxair Incorporated	2.70	2-21-2023	150,000	146,467
Praxair Incorporated	3.55	11-7-2042	150,000	132,049
Praxair Incorporated	4.05	3-15-2021	200,000	214,785
Praxair Incorporated	5.20	3-15-2017	50,000	53,050
RPM International Incorporated	6.13	10-15-2019	200,000	223,539
RPM International Incorporated	6.50	2-15-2018	250,000	274,717
Sherwin-Williams Company	1.35	12-15-2017	250,000	248,478
Sherwin-Williams Company	4.00	12-15-2042	132,000	120,446
Valspar Corporation	4.20	1-15-2022	100,000	102,632
Valspar Corporation	7.25	6-15-2019	100,000	115,368
Westlake Chemical Corporation	3.60	7-15-2022	29,000	28,368

				26,004,799

Construction Materials: 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	139,060

Containers & Packaging: 0.03%
Bemis Company Incorporated	6.80	8-1-2019	10,000	11,582
Packaging Corporation of America	3.65	9-15-2024	1,000,000	977,719
Packaging Corporation of America	3.90	6-15-2022	200,000	200,665
Packaging Corporation of America	4.50	11-1-2023	550,000	571,491
Sonoco Products Company	4.38	11-1-2021	100,000	105,584

				1,867,041

Metals & Mining: 0.17%
Barrick North America Finance LLC	6.80	9-15-2018	250,000	272,353
Carpenter Technology Corporation	4.45	3-1-2023	80,000	78,181
Freeport-McMoRan Copper & Gold Incorporated	2.38	3-15-2018	2,500,000	2,273,750
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	1,000,000	770,000
Freeport-McMoRan Copper & Gold Incorporated	3.88	3-15-2023	750,000	573,750
Freeport-McMoRan Copper & Gold Incorporated	4.55	11-14-2024	300,000	231,563
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	300,000	216,000

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	73

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Freeport-McMoRan Copper & Gold Incorporated	5.45%	3-15-2043	$850,000	$603,500
Newmont Mining Corporation	3.50	3-15-2022	600,000	540,931
Newmont Mining Corporation	4.88	3-15-2042	500,000	377,598
Newmont Mining Corporation	5.13	10-1-2019	475,000	502,586
Newmont Mining Corporation	6.25	10-1-2039	475,000	423,440
Nucor Corporation	4.00	8-1-2023	189,000	191,921
Nucor Corporation	5.20	8-1-2043	200,000	204,105
Nucor Corporation	5.75	12-1-2017	500,000	542,368
Nucor Corporation	5.85	6-1-2018	150,000	164,863
Nucor Corporation	6.40	12-1-2037	200,000	231,000
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	147,612
Southern Copper Corporation	5.25	11-8-2042	700,000	567,224
Southern Copper Corporation	5.38	4-16-2020	90,000	97,565
Southern Copper Corporation	5.88	4-23-2045	500,000	429,445
Southern Copper Corporation	6.75	4-16-2040	440,000	422,563
Southern Copper Corporation	7.50	7-27-2035	600,000	621,216

				10,483,534

Paper & Forest Products: 0.10%
Domtar Corporation	4.40	4-1-2022	500,000	505,099
Georgia-Pacific LLC	7.25	6-1-2028	325,000	418,404
Georgia-Pacific LLC	8.00	1-15-2024	200,000	257,495
Georgia-Pacific LLC	8.88	5-15-2031	500,000	718,964
International Paper Company	3.65	6-15-2024	500,000	488,522
International Paper Company	4.75	2-15-2022	75,000	79,789
International Paper Company	4.80	6-15-2044	250,000	226,911
International Paper Company	6.00	11-15-2041	535,000	567,380
International Paper Company	7.30	11-15-2039	250,000	299,754
International Paper Company	7.50	8-15-2021	450,000	542,470
International Paper Company	7.95	6-15-2018	1,000,000	1,158,369
MeadWestvaco Corporation	7.95	2-15-2031	50,000	64,532
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	264,437
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	536,304

				6,128,430

Telecommunication Services: 0.85%

Diversified Telecommunication Services: 0.84%
AT&T Incorporated	1.60	2-15-2017	500,000	500,077
AT&T Incorporated	2.45	6-30-2020	1,250,000	1,238,203
AT&T Incorporated	2.63	12-1-2022	1,000,000	931,999
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,441,664
AT&T Incorporated	3.40	5-15-2025	2,000,000	1,903,726
AT&T Incorporated	3.88	8-15-2021	45,000	46,085
AT&T Incorporated	3.90	3-11-2024	500,000	498,640
AT&T Incorporated	4.30	12-15-2042	500,000	424,545
AT&T Incorporated	4.35	6-15-2045	500,000	426,116
AT&T Incorporated	4.45	5-15-2021	650,000	688,444
AT&T Incorporated	4.75	5-15-2046	2,000,000	1,823,542
AT&T Incorporated	5.35	9-1-2040	2,372,000	2,323,080

74	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
AT&T Incorporated	5.50%	2-1-2018	$1,000,000	$1,081,996
AT&T Incorporated	5.55	8-15-2041	60,000	60,119
AT&T Incorporated	5.60	5-15-2018	500,000	544,909
AT&T Incorporated	5.80	2-15-2019	800,000	883,707
AT&T Incorporated	6.15	9-15-2034	500,000	534,129
AT&T Incorporated	6.30	1-15-2038	1,500,000	1,636,127
AT&T Incorporated	6.50	9-1-2037	970,000	1,088,372
AT&T Incorporated	6.55	2-15-2039	800,000	907,794
AT&T Incorporated	8.25	11-15-2031	536,000	705,576
Embarq Corporation	8.00	6-1-2036	1,000,000	1,057,500
Qwest Corporation	6.88	9-15-2033	300,000	293,298
Verizon Communications Incorporated	2.00	11-1-2016	500,000	503,773
Verizon Communications Incorporated	2.45	11-1-2022	600,000	560,716
Verizon Communications Incorporated	2.55	6-17-2019	1,000,000	1,009,211
Verizon Communications Incorporated	2.63	2-21-2020	1,000,000	1,000,426
Verizon Communications Incorporated	3.00	11-1-2021	750,000	738,801
Verizon Communications Incorporated	3.50	11-1-2021	1,000,000	1,013,745
Verizon Communications Incorporated	3.65	9-14-2018	2,500,000	2,620,655
Verizon Communications Incorporated	4.15	3-15-2024	1,350,000	1,378,044
Verizon Communications Incorporated	4.27	1-15-2036	1,387,000	1,242,143
Verizon Communications Incorporated	4.50	9-15-2020	1,029,000	1,106,772
Verizon Communications Incorporated	4.52	9-15-2048	2,069,000	1,845,670
Verizon Communications Incorporated	4.60	4-1-2021	1,000,000	1,071,776
Verizon Communications Incorporated	4.67	3-15-2055	2,365,000	2,046,962
Verizon Communications Incorporated	4.75	11-1-2041	500,000	459,053
Verizon Communications Incorporated	4.86	8-21-2046	830,000	779,455
Verizon Communications Incorporated	5.01	8-21-2054	2,400,000	2,189,256
Verizon Communications Incorporated	5.15	9-15-2023	3,300,000	3,609,048
Verizon Communications Incorporated	6.00	4-1-2041	500,000	550,646
Verizon Communications Incorporated	6.25	4-1-2037	250,000	280,171
Verizon Communications Incorporated	6.35	4-1-2019	1,000,000	1,133,561
Verizon Communications Incorporated	6.40	9-15-2033	1,030,000	1,174,446
Verizon Communications Incorporated	6.40	2-15-2038	500,000	564,887
Verizon Communications Incorporated	6.55	9-15-2043	2,244,000	2,649,634
Verizon Communications Incorporated	6.90	4-15-2038	250,000	297,673
Verizon Global Funding Corporation	5.85	9-15-2035	600,000	644,206

				51,510,378

Wireless Telecommunication Services: 0.01%
CC Holdings GS V LLC	2.38	12-15-2017	100,000	100,180
CC Holdings GS V LLC	3.85	4-15-2023	500,000	491,803

				591,983

Utilities: 1.80%

Electric Utilities: 1.34%
Alabama Power Company	3.55	12-1-2023	250,000	254,756
Alabama Power Company	3.85	12-1-2042	200,000	179,294
Alabama Power Company	4.15	8-15-2044	150,000	141,059
Alabama Power Company	5.50	3-15-2041	65,000	73,588

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	75

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Alabama Power Company	6.00%	3-1-2039	$500,000	$601,527
Alabama Power Company	6.13	5-15-2038	105,000	127,339
American Electric Power Company Incorporated	2.95	12-15-2022	200,000	193,156
Appalachian Power Company	3.40	6-1-2025	250,000	246,384
Appalachian Power Company	4.45	6-1-2045	250,000	237,679
Appalachian Power Company	5.80	10-1-2035	315,000	356,113
Appalachian Power Company	6.38	4-1-2036	300,000	359,132
Appalachian Power Company	7.00	4-1-2038	600,000	767,461
Arizona Public Service Company	3.15	5-15-2025	150,000	148,543
Arizona Public Service Company	4.50	4-1-2042	100,000	101,027
Arizona Public Service Company	4.70	1-15-2044	250,000	265,311
Arizona Public Service Company	8.75	3-1-2019	500,000	609,778
Atlantic City Electric Company	7.75	11-15-2018	65,000	76,908
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	518,871
Baltimore Gas & Electric Company	5.90	10-1-2016	350,000	366,840
Carolina Power & Light Company	2.80	5-15-2022	250,000	245,760
Carolina Power & Light Company	5.30	1-15-2019	500,000	553,744
CenterPoint Energy Houston	2.25	8-1-2022	300,000	287,070
CenterPoint Energy Houston	3.55	8-1-2042	250,000	221,984
CenterPoint Energy Houston	4.50	4-1-2044	250,000	257,917
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	331,159
Cleco Power LLC	6.00	12-1-2040	300,000	350,588
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	548,183
Columbus Southern Power Company	6.05	5-1-2018	200,000	220,801
Commonwealth Edison Company	2.15	1-15-2019	500,000	501,715
Commonwealth Edison Company	3.80	10-1-2042	100,000	92,505
Commonwealth Edison Company	4.70	1-15-2044	250,000	261,376
Commonwealth Edison Company	5.80	3-15-2018	500,000	550,820
Commonwealth Edison Company	5.90	3-15-2036	250,000	298,946
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	77,116
Connecticut Light & Power Company	4.15	6-1-2045	125,000	121,617
Connecticut Light & Power Company	5.65	5-1-2018	100,000	110,840
Connecticut Light & Power Company	6.35	6-1-2036	200,000	254,741
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	500,000	495,417
Consolidated Edison Company of New York Incorporated	6.65	4-1-2019	500,000	576,221
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	232,146
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	9-15-2016	100,000	104,588
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12-1-2016	50,000	52,357
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	293,185
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	307,823
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	110,386
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	393,994
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	683,720
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	250,000	238,128
Dayton Power & Light Company	1.88	9-15-2016	75,000	75,123
Delmarva Power & Light Company	4.00	6-1-2042	300,000	287,804
Detroit Edison Company	2.65	6-15-2022	200,000	195,093
Detroit Edison Company	3.45	10-1-2020	500,000	524,460
DTE Electric Company	3.65	3-15-2024	150,000	154,169
DTE Electric Company	6.63	6-1-2036	250,000	325,396

76	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Duke Energy Carolinas LLC	1.75%	12-15-2016	$750,000	$755,599
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	498,879
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	306,526
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	115,865
Duke Energy Corporation	3.05	8-15-2022	100,000	98,585
Duke Energy Corporation	3.95	10-15-2023	200,000	205,957
Duke Energy Corporation	6.45	10-15-2032	375,000	478,022
Duke Energy Florida Incorporated	3.85	11-15-2042	100,000	93,416
Duke Energy Indiana Incorporated	3.75	7-15-2020	500,000	533,032
Duke Energy Indiana Incorporated	4.90	7-15-2043	150,000	162,325
Duke Energy Indiana Incorporated	6.35	8-15-2038	750,000	953,780
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	83,686
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	279,163
Duke Energy Progress Incorporated	3.00	9-15-2021	250,000	254,377
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	145,090
Duke Energy Progress Incorporated	4.15	12-1-2044	250,000	244,396
Duke Energy Progress Incorporated	4.38	3-30-2044	250,000	252,468
Entergy Arkansas Incorporated	3.70	6-1-2024	250,000	254,107
Entergy Corporation	4.70	1-15-2017	250,000	256,859
Entergy Corporation	5.13	9-15-2020	250,000	267,522
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	140,357
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	109,509
Entergy Louisiana LLC	4.05	9-1-2023	400,000	422,692
Entergy Louisiana LLC	5.40	11-1-2024	250,000	289,472
Entergy Texas Incorporated	7.13	2-1-2019	200,000	230,838
Exelon Corporation	2.85	6-15-2020	350,000	349,224
Exelon Corporation	3.95	6-15-2025	500,000	500,672
Exelon Corporation	4.95	6-15-2035	200,000	200,878
Exelon Corporation	5.10	6-15-2045	400,000	397,271
Exelon Corporation	5.63	6-15-2035	365,000	395,157
Exelon Generation Company LLC	4.25	6-15-2022	225,000	229,069
Exelon Generation Company LLC	5.20	10-1-2019	500,000	550,004
Exelon Generation Company LLC	5.60	6-15-2042	605,000	599,351
Exelon Generation Company LLC	6.25	10-1-2039	500,000	536,408
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	170,212
Florida Power & Light Company	3.25	6-1-2024	500,000	507,119
Florida Power & Light Company	4.05	6-1-2042	250,000	241,807
Florida Power & Light Company	4.13	2-1-2042	300,000	296,272
Florida Power & Light Company	5.25	2-1-2041	200,000	230,476
Florida Power & Light Company	5.63	4-1-2034	250,000	298,649
Florida Power & Light Company	5.65	2-1-2037	380,000	454,616
Florida Power & Light Company	5.85	5-1-2037	100,000	122,738
Florida Power & Light Company	5.95	2-1-2038	320,000	398,661
Florida Power & Light Company	5.96	4-1-2039	250,000	313,885
Florida Power & Light Company	6.20	6-1-2036	500,000	633,939
Florida Power Corporation	5.65	6-15-2018	300,000	332,090
Florida Power Corporation	5.65	4-1-2040	125,000	151,142
Florida Power Corporation	5.80	9-15-2017	200,000	217,416
Florida Power Corporation	6.40	6-15-2038	500,000	643,864
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	834,687

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	77

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Georgia Power Company	4.25%	12-1-2019	$375,000	$408,344
Georgia Power Company	4.30	3-15-2042	250,000	222,544
Georgia Power Company	4.30	3-15-2043	350,000	312,353
Georgia Power Company	5.40	6-1-2018	200,000	219,155
Georgia Power Company	5.40	6-1-2040	250,000	262,781
Georgia Power Company	5.95	2-1-2039	250,000	282,246
Georgia Power Company Series B	5.70	6-1-2017	100,000	107,433
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	54,898
Iberdrola International BV	6.75	7-15-2036	500,000	619,865
Indiana Michigan Power Company	3.20	3-15-2023	100,000	99,078
Indiana Michigan Power Company	7.00	3-15-2019	500,000	576,394
Interstate Power & Light Company	4.70	10-15-2043	300,000	316,986
Interstate Power & Light Company	6.25	7-15-2039	30,000	38,751
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	287,859
Kansas City Power & Light Company	3.15	3-15-2023	200,000	197,199
Kansas City Power & Light Company	6.38	3-1-2018	250,000	278,138
Kansas City Power & Light Company	7.15	4-1-2019	200,000	233,288
Kentucky Utilities Company	3.25	11-1-2020	500,000	518,943
Kentucky Utilities Company	5.13	11-1-2040	500,000	556,947
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	104,773
MidAmerican Energy Holdings Company	2.40	3-15-2019	500,000	507,783
MidAmerican Energy Holdings Company	4.80	9-15-2043	300,000	319,679
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	271,672
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	90,581
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	345,559
MidAmerican Energy Holdings Company	6.13	4-1-2036	700,000	825,777
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	614,872
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	196,844
Nevada Power Company	5.45	5-15-2041	120,000	137,651
Nevada Power Company	6.75	7-1-2037	200,000	262,610
Nevada Power Company	7.13	3-15-2019	300,000	349,972
Nevada Power Company Series O	6.50	5-15-2018	550,000	615,127
NiSource Finance Corporation	4.80	2-15-2044	850,000	854,701
NiSource Finance Corporation	5.45	9-15-2020	415,000	462,308
NiSource Finance Corporation	5.65	2-1-2045	200,000	227,292
NiSource Finance Corporation	6.13	3-1-2022	100,000	115,535
NiSource Finance Corporation	6.40	3-15-2018	699,000	776,458
NiSource Finance Corporation	6.80	1-15-2019	90,000	102,689
Northeast Utilities	1.45	5-1-2018	350,000	345,438
Northeast Utilities	2.80	5-1-2023	175,000	167,782
Northern States Power Company of Minnesota	2.15	8-15-2022	250,000	237,046
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	145,629
Northern States Power Company of Minnesota	3.40	8-15-2042	250,000	219,909
Northern States Power Company of Minnesota	5.25	3-1-2018	500,000	543,350
Northern States Power Company of Minnesota	5.35	11-1-2039	40,000	46,968
Northern States Power Company of Minnesota	6.20	7-1-2037	300,000	387,538
NSTAR Electric Company	2.38	10-15-2022	200,000	191,815
NSTAR Electric Company	4.40	3-1-2044	250,000	252,888
NSTAR Electric Company	5.50	3-15-2040	100,000	118,939
Oglethorpe Power Corporation	4.55	6-1-2044	250,000	242,735

78	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Oglethorpe Power Corporation	5.38%	11-1-2040	$300,000	$331,299
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	179,039
Ohio Edison Company	6.88	7-15-2036	250,000	312,182
Ohio Edison Company	8.25	10-15-2038	200,000	281,951
Ohio Power Company	5.38	10-1-2021	65,000	73,313
Ohio Power Company	6.60	2-15-2033	194,000	243,276
Ohio Power Company	6.60	3-1-2033	150,000	188,168
Oklahoma Gas & Electric Company	4.55	3-15-2044	250,000	256,587
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	111,447
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	120,261
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	522,213
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	199,566
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	271,584
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	568,076
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	224,568
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	276,252
PacifiCorp	3.60	4-1-2024	250,000	254,293
PacifiCorp	4.10	2-1-2042	100,000	96,857
PacifiCorp	5.65	7-15-2018	600,000	665,564
PacifiCorp	5.75	4-1-2037	250,000	295,846
PacifiCorp	6.00	1-15-2039	500,000	610,250
PacifiCorp	6.25	10-15-2037	720,000	902,949
PECO Energy Company	2.38	9-15-2022	1,000,000	963,969
PECO Energy Company	4.15	10-1-2044	350,000	334,947
Portland General Electric Company	6.10	4-15-2019	250,000	284,010
Potomac Electric Power Company	3.60	3-15-2024	250,000	253,287
Potomac Electric Power Company	6.50	11-15-2037	200,000	255,316
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	99,635
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	492,405
PPL Capital Funding Incorporated	3.95	3-15-2024	250,000	254,070
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	209,516
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	122,450
PPL Capital Funding Incorporated	5.00	3-15-2044	250,000	255,185
PPL Electric Utilities	4.75	7-15-2043	150,000	160,347
PPL Electric Utilities	5.20	7-15-2041	200,000	228,107
PPL Electric Utilities	6.25	5-15-2039	45,000	57,258
Progress Energy Incorporated	3.15	4-1-2022	500,000	500,008
Progress Energy Incorporated	4.10	5-15-2042	250,000	244,329
Progress Energy Incorporated	4.40	1-15-2021	750,000	799,178
Progress Energy Incorporated	4.55	4-1-2020	75,000	82,447
Progress Energy Incorporated	6.00	12-1-2039	300,000	350,565
Progress Energy Incorporated	6.30	4-1-2038	50,000	63,140
Progress Energy Incorporated	7.00	10-30-2031	500,000	625,867
Progress Energy Incorporated	7.75	3-1-2031	300,000	397,950
PSEG Power LLC	2.45	11-15-2018	300,000	300,724
PSEG Power LLC	4.15	9-15-2021	250,000	259,952
PSEG Power LLC	4.30	11-15-2023	300,000	305,947
PSEG Power LLC	5.13	4-15-2020	280,000	307,369
PSEG Power LLC	8.63	4-15-2031	75,000	100,662
Public Service Company of Colorado	2.25	9-15-2022	100,000	95,482

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	79

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Public Service Company of Colorado	2.50%	3-15-2023	$250,000	$240,610
Public Service Company of Colorado	3.20	11-15-2020	300,000	309,325
Public Service Company of Colorado	3.60	9-15-2042	200,000	177,635
Public Service Company of Colorado	3.95	3-15-2043	125,000	118,677
Public Service Company of Colorado	4.30	3-15-2044	250,000	250,974
Public Service Company of Colorado	5.13	6-1-2019	50,000	55,414
Public Service Company of Colorado	6.25	9-1-2037	500,000	642,386
Public Service Company of New Hampshire	3.50	11-1-2023	300,000	309,500
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	106,926
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	44,369
Public Service Electric & Gas Company	2.00	8-15-2019	200,000	199,369
Public Service Electric & Gas Company	2.38	5-15-2023	200,000	190,860
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	228,143
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	187,480
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	96,199
Public Service Electric & Gas Company	5.30	5-1-2018	1,000,000	1,093,090
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	120,264
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	580,403
South Carolina Electric & Gas Company	5.10	6-1-2065	400,000	407,585
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	601,993
Southern California Edison Company	1.13	5-1-2017	1,000,000	995,699
Southern California Edison Company	3.88	6-1-2021	270,000	287,144
Southern California Edison Company	3.90	3-15-2043	150,000	140,647
Southern California Edison Company	4.05	3-15-2042	500,000	479,268
Southern California Edison Company	5.50	8-15-2018	500,000	554,957
Southern California Edison Company	5.50	3-15-2040	700,000	815,379
Southern California Edison Company	6.00	1-15-2034	100,000	122,042
Southern California Edison Company	6.05	3-15-2039	350,000	437,356
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	204,742
Southern Company	2.15	9-1-2019	500,000	491,043
Southern Company	2.45	9-1-2018	180,000	181,314
Southern Company	2.75	6-15-2020	250,000	247,994
Southwestern Electric Power Company	6.20	3-15-2040	50,000	60,385
Southwestern Electric Power Company Series E	5.55	1-15-2017	100,000	105,385
Southwestern Public Service Company	6.00	10-1-2036	100,000	118,226
System Energy Resources	4.10	4-1-2023	150,000	153,484
Tampa Electric Company	2.60	9-15-2022	200,000	192,924
Tampa Electric Company	4.20	5-15-2045	300,000	295,414
Tampa Electric Company	6.10	5-15-2018	100,000	110,558
Tampa Electric Company	6.15	5-15-2037	75,000	93,662
Toleda Edison Company	6.15	5-15-2037	50,000	58,322
TXU Electric Delivery Company	7.25	1-15-2033	75,000	99,453
Union Electric Company	3.90	9-15-2042	250,000	236,310
Union Electric Company	6.40	6-15-2017	500,000	543,536
Union Electric Company	8.45	3-15-2039	80,000	127,772
Virginia Electric & Power Company	3.10	5-15-2025	100,000	98,544
Virginia Electric & Power Company	3.45	2-15-2024	150,000	152,201
Virginia Electric & Power Company	4.00	1-15-2043	325,000	309,506
Virginia Electric & Power Company	4.20	5-15-2045	150,000	146,183
Virginia Electric & Power Company	4.45	2-15-2044	150,000	153,477
Virginia Electric & Power Company	5.00	6-30-2019	200,000	220,268

80	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Virginia Electric & Power Company	8.88%	11-15-2038	$300,000	$465,632
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,019,321
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	124,259
Westar Energy Incorporated	4.10	4-1-2043	300,000	289,704
Westar Energy Incorporated	8.63	12-1-2018	250,000	300,391
Wisconsin Electric Power Company	1.70	6-15-2018	150,000	150,173
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	381,439
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	118,837
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	182,470
Wisconsin Power & Light Company	4.10	10-15-2044	250,000	241,248
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	55,220
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	323,826
Wisconsin Public Service Corporation	4.75	11-1-2044	400,000	431,980

				82,343,469

Gas Utilities: 0.08%
Atmos Energy Corporation	4.13	10-15-2044	350,000	333,892
Atmos Energy Corporation	4.15	1-15-2043	161,000	152,439
Atmos Energy Corporation	5.50	6-15-2041	60,000	68,549
Atmos Energy Corporation	6.35	6-15-2017	50,000	54,019
Atmos Energy Corporation	8.50	3-15-2019	250,000	298,860
CenterPoint Energy Incorporated	5.95	2-1-2017	250,000	265,835
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	69,471
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	126,465
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	111,112
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	164,495
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	61,620
KeySpan Corporation	5.80	4-1-2035	125,000	141,953
Laclede Group Incorporated	4.70	8-15-2044	250,000	254,408
National Fuel Gas Company	3.75	3-1-2023	312,000	291,079
One Gas Incorporated	2.07	2-1-2019	100,000	99,557
One Gas Incorporated	3.61	2-1-2024	100,000	103,837
One Gas Incorporated	4.66	2-1-2044	50,000	52,088
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	432,950
Piedmont Natural Gas Company	4.65	8-1-2043	50,000	54,713
Sempra Energy	2.88	10-1-2022	200,000	191,677
Sempra Energy	3.55	6-15-2024	1,000,000	986,116
Sempra Energy	6.00	10-15-2039	300,000	347,099
Southern California Gas Company	3.75	9-15-2042	200,000	185,724
Southern California Gas Company	5.13	11-15-2040	100,000	112,426
Southern California Gas Company	5.75	11-15-2035	75,000	89,988

				5,050,372

Independent Power & Renewable Electricity Producers: 0.02%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	109,385
Southern Power Company	5.15	9-15-2041	500,000	499,157
Southern Power Company	5.25	7-15-2043	120,000	121,955
Tri-State Generation & Transmission Association Incorporated	3.70	11-1-2024	100,000	100,300
Tri-State Generation & Transmission Association Incorporated	4.70	11-1-2044	100,000	100,623

				931,420

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	81

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities: 0.34%
Ameren Illinois Company	4.30%	7-1-2044	$500,000	$502,108
Ameren Illinois Company	4.80	12-15-2043	100,000	110,028
Ameren Illinois Company	6.13	11-15-2017	100,000	109,938
Avista Corporation	5.13	4-1-2022	55,000	62,444
Berkshire Hathaway Energy	1.10	5-15-2017	300,000	298,296
Berkshire Hathaway Energy	2.00	11-15-2018	250,000	249,402
Berkshire Hathaway Energy	3.75	11-15-2023	500,000	510,277
Berkshire Hathaway Energy	5.15	11-15-2043	400,000	426,922
Black Hills Corporation	4.25	11-30-2023	300,000	313,073
CMS Energy Corporation	3.88	3-1-2024	500,000	504,944
CMS Energy Corporation	4.70	3-31-2043	125,000	124,732
CMS Energy Corporation	5.05	3-15-2022	350,000	380,295
Consumers Energy Company	3.38	8-15-2023	500,000	506,074
Consumers Energy Company	3.95	5-15-2043	200,000	192,952
Consumers Energy Company	4.35	8-31-2064	150,000	143,736
Consumers Energy Company	5.65	9-15-2018	150,000	166,491
Consumers Energy Company	6.70	9-15-2019	500,000	582,782
Dominion Resources Incorporated	1.25	3-15-2017	500,000	497,352
Dominion Resources Incorporated	1.90	6-15-2018	200,000	198,931
Dominion Resources Incorporated	2.50	12-1-2019	188,000	188,437
Dominion Resources Incorporated	2.75	9-15-2022	200,000	192,938
Dominion Resources Incorporated	3.63	12-1-2024	300,000	296,268
Dominion Resources Incorporated	4.05	9-15-2042	250,000	224,134
Dominion Resources Incorporated	4.45	3-15-2021	100,000	106,366
Dominion Resources Incorporated	4.70	12-1-2044	250,000	243,803
Dominion Resources Incorporated	4.90	8-1-2041	60,000	60,662
Dominion Resources Incorporated	5.95	6-15-2035	225,000	255,978
Dominion Resources Incorporated	6.40	6-15-2018	750,000	835,029
Dominion Resources Incorporated	7.00	6-15-2038	500,000	619,199
DTE Energy Company 144A	3.30	6-15-2022	100,000	101,125
DTE Energy Company	3.85	12-1-2023	243,000	251,440
Integrys Energy Group	4.17	11-1-2020	200,000	212,586
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	138,487
NorthWestern Corporation	4.18	11-15-2044	300,000	296,085
NSTAR Global Services Incorporated	4.50	11-15-2019	100,000	107,523
Pacific Gas & Electric Company	2.45	8-15-2022	250,000	238,289
Pacific Gas & Electric Company	3.40	8-15-2024	650,000	647,292
Pacific Gas & Electric Company	3.50	6-15-2025	150,000	149,817
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	177,745
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	534,766
Pacific Gas & Electric Company	4.30	3-15-2045	200,000	193,465
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	785,882
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	578,790
Pacific Gas & Electric Company	6.05	3-1-2034	1,100,000	1,315,228
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	121,170
Pacific Gas & Electric Company	8.25	10-15-2018	1,000,000	1,190,911
Pacific Gas & Electric Corporation	5.13	11-15-2043	250,000	271,087
Puget Energy Incorporated 144A	3.65	5-15-2025	200,000	194,498
Puget Energy Incorporated	6.00	9-1-2021	250,000	285,733
Puget Sound Energy Incorporated	4.43	11-15-2041	500,000	496,625

82	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Puget Sound Energy Incorporated	5.76%	10-1-2039	$400,000	$471,636
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	59,184
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	411,038
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	768,538
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	117,290
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	662,184
Scana Corporation	4.75	5-15-2021	250,000	262,754
WEC Energy Group Incorporated	1.65	6-15-2018	150,000	149,722
WEC Energy Group Incorporated	2.45	6-15-2020	150,000	149,747
WEC Energy Group Incorporated	3.55	6-15-2025	200,000	200,525
Wisconsin Energy Corporation ±	6.25	5-15-2067	125,000	108,281
Xcel Energy Incorporated	4.70	5-15-2020	250,000	271,967
Xcel Energy Incorporated	4.80	9-15-2041	250,000	259,297

				21,084,298

Water Utilities: 0.02%
American Water Capital Corporation	3.40	3-1-2025	300,000	300,095
American Water Capital Corporation	6.09	10-15-2017	750,000	820,932

				1,121,027

Total Corporate Bonds and Notes (Cost $1,210,676,671)				1,237,445,805

Foreign Government Bonds @: 25.09%
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	2,350,000	1,869,267
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	2,700,000	2,290,451
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	2,100,000	1,661,875
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	1,600,000	1,383,220
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	259,354
Australian Government Bond Series 132 (AUD)	5.50	1-21-2018	2,300,000	1,779,082
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	2,500,000	2,153,951
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	2,000,000	1,487,804
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	1,975,000	1,672,218
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	2,150,000	1,549,066
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	1,050,000	768,566
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	2,100,000	1,566,782
Australian Government Bond Series 140 (AUD)	4.50	4-21-2033	1,000,000	840,181
Australian Government Bond Series 141 (AUD)	3.25	10-21-2018	1,565,000	1,163,249
Australian Government Bond Series 142 (AUD)	4.25	4-21-2026	1,900,000	1,537,810
Australian Government Bond Series 143 (AUD)	2.75	10-21-2019	1,300,000	956,776
Australian Government Bond Series 144 (AUD)	3.75	4-21-2037	800,000	607,220
Australian Government Bond Series 145 (AUD)	2.75	6-21-2035	750,000	491,508
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	200,000	139,939
Australian Government Bond Series 217 (AUD)	6.00	2-15-2017	2,250,000	1,696,901
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	2,025,000	3,350,233
Belgium Government Bond Series 40 (EUR) 144A	5.50	9-28-2017	900,000	1,128,037
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	2,130,000	3,642,100
Belgium Government Bond Series 47 (EUR) 144A	3.25	9-28-2016	1,500,000	1,744,664
Belgium Government Bond Series 48 (EUR)	4.00	3-28-2022	1,600,000	2,197,692
Belgium Government Bond Series 49 (EUR) 144A	4.00	3-28-2017	1,050,000	1,255,330
Belgium Government Bond Series 52 (EUR) 144A	4.00	3-28-2018	1,250,000	1,550,672

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	83

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Belgium Government Bond Series 55 (EUR)	4.00%	3-28-2019	1,400,000	$1,793,292
Belgium Government Bond Series 58 (EUR) 144A	3.75	9-28-2020	2,250,000	2,966,367
Belgium Government Bond Series 60 (EUR) 144A	4.25	3-28-2041	1,775,000	2,914,606
Belgium Government Bond Series 61 (EUR) 144A	4.25	9-28-2021	1,550,000	2,137,422
Belgium Government Bond Series 62 (EUR)	3.00	9-28-2019	1,150,000	1,441,136
Belgium Government Bond Series 63 (EUR) 144A	3.50	6-28-2017	1,375,000	1,645,138
Belgium Government Bond Series 64 (EUR) 144A	4.50	3-28-2026	900,000	1,343,604
Belgium Government Bond Series 65 (EUR)	4.25	9-28-2022	1,740,000	2,446,086
Belgium Government Bond Series 66 (EUR)	4.00	3-28-2032	900,000	1,344,941
Belgium Government Bond Series 68 (EUR)	2.25	6-22-2023	1,500,000	1,871,575
Belgium Government Bond Series 69 (EUR)	1.25	6-22-2018	1,350,000	1,570,500
Belgium Government Bond Series 71 (EUR)	3.75	6-22-2045	750,000	1,158,192
Belgium Government Bond Series 72 (EUR) 144A	2.60	6-22-2024	1,600,000	2,044,864
Belgium Government Bond Series 73 (EUR) 144A	3.00	6-22-2034	750,000	1,002,874
Belgium Government Bond Series 74 (EUR) 144A	0.80	6-22-2025	960,000	1,043,489
Belgium Government Bond Series 75 (EUR) 144A	1.00	6-22-2031	300,000	304,316
Bonos y Obligaciones del Estado (EUR)	0.50	10-31-2017	1,500,000	1,692,174
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	2,500,000	2,869,549
Bonos y Obligaciones del Estado (EUR) 144A	1.60	4-30-2025	1,750,000	1,893,873
Bonos y Obligaciones del Estado (EUR) 144A	1.95	7-30-2030	600,000	619,562
Bonos y Obligaciones del Estado (EUR)	2.10	4-30-2017	2,600,000	3,011,976
Bonos y Obligaciones del Estado (EUR) 144A	2.15	10-31-2025	700,000	790,108
Bonos y Obligaciones del Estado (EUR)	2.75	4-30-2019	2,500,000	3,016,705
Bonos y Obligaciones del Estado (EUR) 144A	2.75	10-31-2024	2,450,000	2,918,596
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2018	2,400,000	2,965,979
Bonos y Obligaciones del Estado (EUR) 144A	3.80	4-30-2024	2,300,000	2,958,281
Bonos y Obligaciones del Estado (EUR) 144A	4.10	7-30-2018	2,100,000	2,603,950
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	2,050,000	2,744,010
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	2,550,000	3,147,060
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	1,450,000	2,105,426
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2044	1,050,000	1,625,454
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,950,000	2,750,844
Bundesobligation Series 161 (EUR)	1.25	10-14-2016	1,500,000	1,711,066
Bundesobligation Series 162 (EUR)	0.75	2-24-2017	1,850,000	2,105,727
Bundesobligation Series 163 (EUR)	0.50	4-7-2017	2,000,000	2,269,976
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	2,500,000	2,846,307
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	1,900,000	2,167,692
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	1,300,000	1,474,492
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	1,800,000	2,089,860
Bundesobligation Series 168 (EUR)	1.00	2-22-2019	1,650,000	1,921,704
Bundesobligation Series 169 (EUR)	0.50	4-12-2019	1,500,000	1,717,564
Bundesobligation Series 170 (EUR)	0.25	10-11-2019	1,900,000	2,155,560
Bundesobligation Series 171 (EUR) ¤	0.00	4-17-2020	400,000	447,873
Bundesrepublik Deutschland (EUR)	0.50	2-15-2025	2,700,000	2,963,514
Bundesrepublik Deutschland (EUR)	1.00	8-15-2024	1,750,000	2,022,087
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	2,500,000	3,024,112
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	1,750,000	2,118,606
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	2,200,000	2,662,576
Bundesrepublik Deutschland (EUR)	1.50	5-15-2024	2,000,000	2,413,970
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	2,750,000	3,380,033

84	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Bundesrepublik Deutschland (EUR)	1.75%	2-15-2024	2,000,000	$2,462,874
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	2,000,000	2,488,055
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	1,825,000	2,289,396
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	2,125,000	2,641,650
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,462,921
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,700,000	2,369,824
Bundesrepublik Deutschland (EUR)	2.50	8-15-2046	1,225,000	1,713,894
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	2,575,000	3,298,407
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	2,100,000	2,773,148
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	1,600,000	2,507,513
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,600,000	2,883,909
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	1,150,000	2,180,706
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	2,200,000	3,892,399
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	2,475,000	4,118,020
Bundesrepublik Deutschland Series 06 (EUR)	3.75	1-4-2017	2,200,000	2,600,660
Bundesrepublik Deutschland Series 07 (EUR)	4.00	1-4-2018	2,100,000	2,587,290
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	3,000,000	3,786,922
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	1,750,000	3,325,771
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	2,350,000	3,007,481
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	2,750,000	3,506,524
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	2,600,000	3,294,457
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	2,000,000	2,520,283
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2017	2,250,000	2,731,749
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	1,500,000	2,647,411
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,409,665
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	1,400,000	2,563,927
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,123,773
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,428,233
Bundesschatzanweisungen (EUR) ¤	0.00	9-16-2016	1,500,000	1,687,028
Bundesschatzanweisungen (EUR) ¤	0.00	12-16-2016	1,200,000	1,350,128
Bundesschatzanweisungen (EUR) ¤	0.00	3-10-2017	2,000,000	2,250,810
Canadian Government Bond (CAD)	0.25	5-1-2017	675,000	511,565
Canadian Government Bond (CAD)	1.00	11-1-2016	700,000	535,530
Canadian Government Bond (CAD)	1.25	8-1-2017	995,000	768,145
Canadian Government Bond (CAD)	1.25	2-1-2018	600,000	464,585
Canadian Government Bond (CAD)	1.25	3-1-2018	1,075,000	832,913
Canadian Government Bond (CAD)	1.25	9-1-2018	800,000	622,220
Canadian Government Bond (CAD)	1.50	2-1-2017	2,350,000	1,812,962
Canadian Government Bond (CAD)	1.50	3-1-2017	1,000,000	772,203
Canadian Government Bond (CAD)	1.50	9-1-2017	1,600,000	1,241,788
Canadian Government Bond (CAD)	1.50	3-1-2020	1,000,000	788,910
Canadian Government Bond (CAD)	1.50	6-1-2023	1,550,000	1,200,967
Canadian Government Bond (CAD)	1.75	3-1-2019	1,500,000	1,189,362
Canadian Government Bond (CAD)	1.75	9-1-2019	1,100,000	874,482
Canadian Government Bond (CAD)	2.25	6-1-2025	1,400,000	1,140,027
Canadian Government Bond (CAD)	2.50	6-1-2024	1,300,000	1,081,887
Canadian Government Bond (CAD)	2.75	9-1-2016	1,500,000	1,166,285
Canadian Government Bond (CAD)	2.75	6-1-2022	1,450,000	1,221,523
Canadian Government Bond (CAD)	2.75	12-1-2048	550,000	469,452
Canadian Government Bond (CAD)	2.75	12-1-2064	500,000	444,143

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	85

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Canadian Government Bond (CAD)	3.25%	6-1-2021	1,550,000	$1,332,981
Canadian Government Bond (CAD)	3.50	6-1-2020	1,650,000	1,417,638
Canadian Government Bond (CAD)	3.50	12-1-2045	1,750,000	1,706,636
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,360,985
Canadian Government Bond (CAD)	4.00	6-1-2017	1,350,000	1,090,169
Canadian Government Bond (CAD)	4.00	6-1-2041	1,250,000	1,282,922
Canadian Government Bond (CAD)	4.25	6-1-2018	1,500,000	1,258,342
Canadian Government Bond (CAD)	5.00	6-1-2037	1,450,000	1,642,029
Canadian Government Bond (CAD)	5.75	6-1-2029	1,400,000	1,567,987
Canadian Government Bond (CAD)	5.75	6-1-2033	1,300,000	1,529,496
Canadian Government Bond (CAD)	8.00	6-1-2023	195,000	222,574
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	755,142
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	256,502
Certificato di Credito del Tesoro (EUR) ¤	0.00	8-30-2016	4,850,000	5,438,615
Denmark Government Bond (DKK)	1.50	11-15-2023	7,675,000	1,227,877
Denmark Government Bond (DKK)	1.75	11-15-2025	4,500,000	726,570
Denmark Government Bond (DKK)	2.50	11-15-2016	5,850,000	907,781
Denmark Government Bond (DKK)	3.00	11-15-2021	10,000,000	1,740,880
Denmark Government Bond (DKK)	4.00	11-15-2017	5,700,000	934,396
Denmark Government Bond (DKK)	4.00	11-15-2019	10,400,000	1,818,489
Denmark Government Bond (DKK)	4.50	11-15-2039	13,500,000	3,274,943
Denmark Government Bond (DKK)	7.00	11-10-2024	2,500,000	586,249
France Government Bond (EUR) ¤	0.00	2-25-2018	125,000	140,515
France Government Bond (EUR) ¤	0.00	5-25-2020	1,200,000	1,329,086
France Government Bond (EUR)	0.25	11-25-2016	1,700,000	1,917,747
France Government Bond (EUR)	0.50	11-25-2019	3,000,000	3,410,552
France Government Bond (EUR)	0.50	5-25-2025	2,500,000	2,641,408
France Government Bond (EUR)	1.00	5-25-2018	2,600,000	3,000,008
France Government Bond (EUR)	1.00	11-25-2018	2,500,000	2,893,241
France Government Bond (EUR)	1.00	5-25-2019	2,500,000	2,898,526
France Government Bond (EUR)	1.75	5-25-2023	3,450,000	4,155,582
France Government Bond (EUR)	1.75	11-25-2024	3,300,000	3,934,392
France Government Bond (EUR)	2.25	10-25-2022	2,700,000	3,363,206
France Government Bond (EUR)	2.25	5-25-2024	2,950,000	3,674,085
France Government Bond (EUR)	2.50	10-25-2020	4,600,000	5,731,724
France Government Bond (EUR)	2.50	5-25-2030	3,125,000	3,908,205
France Government Bond (EUR)	2.75	10-25-2027	3,750,000	4,833,678
France Government Bond (EUR)	3.00	4-25-2022	3,825,000	4,968,252
France Government Bond (EUR)	3.25	10-25-2021	4,000,000	5,235,057
France Government Bond (EUR)	3.25	5-25-2045	1,650,000	2,331,100
France Government Bond (EUR)	3.50	4-25-2020	3,900,000	5,033,834
France Government Bond (EUR)	3.50	4-25-2026	3,450,000	4,743,410
France Government Bond (EUR)	3.75	4-25-2017	3,900,000	4,656,739
France Government Bond (EUR)	3.75	10-25-2019	3,650,000	4,701,593
France Government Bond (EUR)	3.75	4-25-2021	3,750,000	4,991,101
France Government Bond (EUR)	4.00	4-25-2018	3,350,000	4,162,169
France Government Bond (EUR)	4.00	10-25-2038	2,550,000	3,961,908
France Government Bond (EUR)	4.00	4-25-2055	1,650,000	2,733,228
France Government Bond (EUR)	4.00	4-25-2060	1,150,000	1,925,929
France Government Bond (EUR)	4.25	10-25-2017	4,475,000	5,492,040

86	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
France Government Bond (EUR)	4.25%	10-25-2018	2,750,000	$3,497,600
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	3,811,994
France Government Bond (EUR)	4.25	10-25-2023	4,325,000	6,161,897
France Government Bond (EUR)	4.50	4-25-2041	2,750,000	4,658,403
France Government Bond (EUR)	4.75	4-25-2035	2,550,000	4,238,899
France Government Bond (EUR)	5.00	10-25-2016	2,950,000	3,507,171
France Government Bond (EUR)	5.50	4-25-2029	3,025,000	5,065,281
France Government Bond (EUR)	5.75	10-25-2032	2,800,000	5,026,411
France Government Bond (EUR)	6.00	10-25-2025	2,750,000	4,523,018
France Government Bond (EUR)	8.25	4-25-2022	650,000	1,095,920
France Government Bond (EUR)	8.50	10-25-2019	1,400,000	2,113,544
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	1,863,132
French Treasury Note (EUR)	1.00	7-25-2017	2,250,000	2,578,891
French Treasury Note (EUR)	1.75	2-25-2017	3,050,000	3,518,617
Italy Buoni Poliennali del Tesoro (EUR)	0.75	1-15-2018	1,500,000	1,700,881
Italy Buoni Poliennali del Tesoro (EUR)	1.05	12-1-2019	1,000,000	1,134,250
Italy Buoni Poliennali del Tesoro (EUR)	1.35	4-15-2022	1,500,000	1,677,133
Italy Buoni Poliennali del Tesoro (EUR)	1.50	12-15-2016	2,000,000	2,284,050
Italy Buoni Poliennali del Tesoro (EUR)	1.50	8-1-2019	2,000,000	2,312,227
Italy Buoni Poliennali del Tesoro (EUR)	1.50	6-1-2025	1,500,000	1,618,018
Italy Buoni Poliennali del Tesoro (EUR) 144	1.65	3-1-2032	1,000,000	1,011,215
Italy Buoni Poliennali del Tesoro (EUR)	2.15	12-15-2021	1,500,000	1,761,299
Italy Buoni Poliennali del Tesoro (EUR)	2.50	5-1-2019	2,300,000	2,756,729
Italy Buoni Poliennali del Tesoro (EUR)	2.50	12-1-2024	2,200,000	2,587,971
Italy Buoni Poliennali del Tesoro (EUR)	2.75	11-15-2016	1,950,000	2,257,800
Italy Buoni Poliennali del Tesoro (EUR) 144	3.25	9-1-2046	950,000	1,133,413
Italy Buoni Poliennali del Tesoro (EUR)	3.50	11-1-2017	2,250,000	2,703,092
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	2,325,000	2,829,202
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	2,700,000	3,322,425
Italy Buoni Poliennali del Tesoro (EUR) 144	3.50	3-1-2030	1,800,000	2,277,372
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2016	3,500,000	4,059,838
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	3,200,000	4,093,605
Italy Buoni Poliennali del Tesoro (EUR)	3.75	5-1-2021	2,300,000	2,939,466
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	2,950,000	3,780,082
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	2,100,000	2,713,623
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	3,000,000	3,550,610
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	3,000,000	3,864,350
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,725,000	3,648,945
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,550,000	3,218,357
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,250,000	2,876,104
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	3,100,000	3,999,204
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	3,394,833
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	3,137,241
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,750,000	3,505,290
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	2,300,000	2,991,833
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,925,000	2,597,035
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	2,375,000	3,220,942
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	2,825,000	3,893,804
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-15-2016	2,500,000	2,940,972
Italy Buoni Poliennali del Tesoro (EUR)	4.75	5-1-2017	1,690,000	2,039,998

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	87

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	4.75%	6-1-2017	2,700,000	$3,270,373
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,299,673
Italy Buoni Poliennali del Tesoro (EUR) 144	4.75	8-1-2023	3,250,000	4,462,821
Italy Buoni Poliennali del Tesoro (EUR) 144	4.75	9-1-2028	1,950,000	2,774,656
Italy Buoni Poliennali del Tesoro (EUR) 144	4.75	9-1-2044	1,600,000	2,415,873
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	3,021,974
Italy Buoni Poliennali del Tesoro (EUR) 144	5.00	3-1-2025	2,550,000	3,615,542
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	2,800,000	4,214,494
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	2,200,000	3,377,755
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	3,374,262
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	3,322,789
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	3,100,000	4,657,684
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	2,000,000	2,834,193
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,500,000	3,543,331
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,600,000	2,581,316
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	3,175,000	5,168,381
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,550,000	4,125,516
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,603,009
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	1,230,000	2,134,411
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	12,630,575
Japan Government Five Year Bond Series 102 (JPY)	0.30	12-20-2016	990,000,000	8,197,398
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-2017	600,000,000	4,971,683
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	1,400,000,000	11,587,776
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	1,325,000,000	10,971,920
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	500,000,000	4,142,203
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	300,000,000	2,492,894
Japan Government Five Year Bond Series 113 (JPY)	0.30	6-20-2018	800,000,000	6,652,204
Japan Government Five Year Bond Series 117 (JPY)	0.20	3-20-2019	625,000,000	5,186,621
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	211,500,000	2,163,620
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	241,000,000	2,364,358
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	448,000,000	4,398,999
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	400,000,000	3,747,169
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	175,000,000	1,596,732
Japan Government Forty Year Bond Series 7 (JPY)	1.70	3-20-2054	385,000,000	3,326,716
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-2016	515,000,000	4,323,349
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12-20-2016	1,130,000,000	9,526,077
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	1,850,000,000	15,659,422
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	1,165,000,000	9,918,956
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	5,973,918
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	740,000,000	6,313,088
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	4,056,747
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	925,000,000	7,880,373
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	3,441,415
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	550,000,000	4,764,066
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	300,000,000	2,591,677
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	5,431,142
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	4,526,471
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	550,000,000	4,727,092
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	4,309,976
Japan Government Ten Year Bond Series 300 (JPY)	1.50	3-20-2019	375,000,000	3,254,382

88	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 301 (JPY)	1.50%	6-20-2019	620,000,000	$5,397,864
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	1,100,000,000	9,542,467
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	970,000,000	8,439,444
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	4,333,526
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	1,400,000,000	12,161,587
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	460,000,000	4,022,320
Japan Government Ten Year Bond Series 307 (JPY)	1.30	3-20-2020	350,000,000	3,047,383
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	758,000,000	6,618,643
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	600,000,000	5,191,719
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	952,000,000	8,133,402
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	650,000,000	5,673,419
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	1,017,000,000	8,944,584
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	7,584,045
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	200,000,000	1,747,845
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	950,000,000	8,255,170
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	6,308,789
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	5,228,540
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	3,464,280
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	4,307,255
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	850,000,000	7,327,030
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	5,135,200
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	850,000,000	7,325,347
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	9,763,356
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	900,000,000	7,751,870
Japan Government Ten Year Bond Series 332 (JPY)	0.60	12-20-2023	1,150,000,000	9,743,721
Japan Government Ten Year Bond Series 333 (JPY)	0.60	3-20-2024	1,000,000,000	8,468,017
Japan Government Ten Year Bond Series 335 (JPY)	0.50	9-20-2024	500,000,000	4,190,250
Japan Government Ten Year Bond Series 337 (JPY)	0.30	12-20-2024	1,300,000,000	10,683,301
Japan Government Thirty Year Bond Series 03 (JPY)	2.30	5-20-2030	100,000,000	1,002,351
Japan Government Thirty Year Bond Series 04 (JPY)	2.90	11-20-2030	40,000,000	429,520
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	247,000,000	2,269,992
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,263,393
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	2,507,655
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	150,000,000	1,534,718
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	965,500,000	9,575,122
Japan Government Thirty Year Bond Series 22 (JPY)	2.50	3-20-2036	325,000,000	3,311,898
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	375,000,000	3,819,009
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	390,000,000	3,854,417
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	915,000,000	9,187,435
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,430,244
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	3,323,908
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	130,000,000	1,310,069
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,084,272
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	255,000,000	2,488,477
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	590,000,000	5,862,673
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	545,000,000	5,327,455
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	490,000,000	4,619,221
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	500,000,000	4,617,602
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	325,000,000	2,939,489
Japan Government Thirty Year Bond Series 42 (JPY)	1.70	3-20-2044	900,000,000	7,945,849

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	89

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 037 (JPY)	3.10%	9-20-2017	250,000,000	$2,192,684
Japan Government Twenty Year Bond Series 041 (JPY)	1.50	3-20-2019	295,000,000	2,560,017
Japan Government Twenty Year Bond Series 045 (JPY)	2.40	3-20-2020	430,000,000	3,922,263
Japan Government Twenty Year Bond Series 048 (JPY)	2.50	12-21-2020	100,000,000	929,319
Japan Government Twenty Year Bond Series 050 (JPY)	1.90	3-22-2021	629,000,000	5,704,607
Japan Government Twenty Year Bond Series 052 (JPY)	2.10	9-21-2021	408,000,000	3,768,031
Japan Government Twenty Year Bond Series 055 (JPY)	2.00	3-21-2022	300,000,000	2,776,970
Japan Government Twenty Year Bond Series 058 (JPY)	1.90	9-20-2022	560,000,000	5,181,969
Japan Government Twenty Year Bond Series 059 (JPY)	1.70	12-20-2022	100,000,000	915,503
Japan Government Twenty Year Bond Series 060 (JPY)	1.40	12-20-2022	100,000,000	897,670
Japan Government Twenty Year Bond Series 062 (JPY)	0.80	6-20-2023	257,000,000	2,214,120
Japan Government Twenty Year Bond Series 064 (JPY)	1.90	9-20-2023	428,500,000	3,999,098
Japan Government Twenty Year Bond Series 065 (JPY)	1.90	12-20-2023	250,000,000	2,339,527
Japan Government Twenty Year Bond Series 067 (JPY)	1.90	3-20-2024	678,000,000	6,353,912
Japan Government Twenty Year Bond Series 070 (JPY)	2.40	6-20-2024	293,000,000	2,856,481
Japan Government Twenty Year Bond Series 073 (JPY)	2.00	12-20-2024	898,500,000	8,534,027
Japan Government Twenty Year Bond Series 076 (JPY)	1.90	3-20-2025	300,000,000	2,832,202
Japan Government Twenty Year Bond Series 082 (JPY)	2.10	9-20-2025	455,000,000	4,381,714
Japan Government Twenty Year Bond Series 086 (JPY)	2.30	3-20-2026	680,000,000	6,683,895
Japan Government Twenty Year Bond Series 088 (JPY)	2.30	6-20-2026	375,000,000	3,693,426
Japan Government Twenty Year Bond Series 090 (JPY)	2.20	9-20-2026	250,000,000	2,444,797
Japan Government Twenty Year Bond Series 092 (JPY)	2.10	12-20-2026	230,000,000	2,232,025
Japan Government Twenty Year Bond Series 093 (JPY)	2.00	3-20-2027	420,000,000	4,043,030
Japan Government Twenty Year Bond Series 095 (JPY)	2.30	6-20-2027	165,000,000	1,636,826
Japan Government Twenty Year Bond Series 097 (JPY)	2.20	9-20-2027	200,000,000	1,968,408
Japan Government Twenty Year Bond Series 099 (JPY)	2.10	12-20-2027	100,000,000	975,601
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	2,466,037
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,116,560
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	1,956,019
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	3,081,994
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	680,000,000	6,656,243
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	1,694,325
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	3,426,296
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,585,298
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	990,531
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	1,958,708
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	677,580
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	3,008,427
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	235,000,000	2,245,599
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,349,619
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	990,803
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,546,616
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,479,912
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	615,000,000	5,868,561
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,176,537
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	3,665,939
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	100,000,000	938,920
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	300,000,000	2,736,066
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	500,000,000	4,615,334
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	2,764,647

90	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 142 (JPY)	1.80%	12-20-2032	300,000,000	$2,804,537
Japan Government Twenty Year Bond Series 143 (JPY)	1.60	3-20-2033	300,000,000	2,720,922
Japan Government Twenty Year Bond Series 146 (JPY)	1.70	9-20-2033	550,000,000	5,046,109
Japan Government Twenty Year Bond Series 147 (JPY)	1.60	12-20-2033	500,000,000	4,509,094
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	900,000,000	7,979,329
Japan Government Twenty Year Bond Series 149 (JPY)	1.50	6-20-2034	680,000,000	6,012,729
Japan Government Twenty Year Bond Series 40 (JPY)	2.30	9-20-2018	200,000,000	1,764,408
Japan Government Twenty Year Bond Series 72 (JPY)	2.10	9-20-2024	175,000,000	1,672,543
Japan Government Twenty Year Bond Series 79 (JPY)	2.00	6-20-2025	1,325,000,000	12,633,812
Japan Government Two Year Bond Series 349 (JPY)	0.10	2-15-2017	1,000,000,000	8,259,908
Netherlands Government Bond (EUR) 144A¤	0.00	4-15-2018	600,000	675,023
Netherlands Government Bond (EUR)	0.25	1-15-2020	1,550,000	1,749,778
Netherlands Government Bond (EUR) 144A	0.25	7-15-2025	850,000	891,722
Netherlands Government Bond (EUR) 144A	0.50	4-15-2017	1,525,000	1,730,275
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,600,000	1,854,024
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	1,600,000	1,872,176
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	1,700,000	2,064,975
Netherlands Government Bond (EUR) 144A	2.00	7-15-2024	2,100,000	2,593,949
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	1,600,000	2,008,641
Netherlands Government Bond (EUR) 144A	2.50	1-15-2017	1,650,000	1,920,017
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,150,000	1,507,931
Netherlands Government Bond (EUR) 144A	2.75	1-15-2047	825,000	1,164,558
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,775,000	2,329,102
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,700,000	2,214,981
Netherlands Government Bond (EUR)	3.75	1-15-2023	1,220,000	1,683,001
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,850,000	3,048,782
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,750,000	2,193,871
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,450,000	1,876,582
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	1,428,000	2,340,820
Netherlands Government Bond (EUR) 144A	4.50	7-15-2017	1,600,000	1,952,253
Netherlands Government Bond (EUR)	5.50	1-15-2028	1,370,000	2,304,866
Netherlands Government Bond (EUR)	7.50	1-15-2023	335,000	564,241
Spain Government Bond (EUR) 144A	3.80	1-31-2017	2,400,000	2,833,394
Spain Government Bond (EUR) 144A	4.00	4-30-2020	2,525,000	3,223,877
Spain Government Bond (EUR) 144A	4.20	1-31-2037	1,900,000	2,551,510
Spain Government Bond (EUR)	4.25	10-31-2016	2,000,000	2,353,599
Spain Government Bond (EUR) 144A	4.30	10-31-2019	2,250,000	2,886,850
Spain Government Bond (EUR) 144A	4.60	7-30-2019	2,000,000	2,579,600
Spain Government Bond (EUR) 144A	4.65	7-30-2025	2,300,000	3,175,083
Spain Government Bond (EUR) 144A	4.70	7-30-2041	1,425,000	2,049,588
Spain Government Bond (EUR) 144A	4.80	1-31-2024	1,650,000	2,267,777
Spain Government Bond (EUR) 144A	4.85	10-31-2020	2,100,000	2,799,494
Spain Government Bond (EUR) 144A	4.90	7-30-2040	1,550,000	2,285,849
Spain Government Bond (EUR) 144A	5.50	7-30-2017	2,100,000	2,595,608
Spain Government Bond (EUR) 144A	5.50	4-30-2021	2,950,000	4,079,436
Spain Government Bond (EUR)	5.75	7-30-2032	1,850,000	2,927,545
Spain Government Bond (EUR) 144A	5.85	1-31-2022	2,250,000	3,204,556
Spain Government Bond (EUR) 144A	5.90	7-30-2026	1,750,000	2,654,812
Spain Government Bond (EUR)	6.00	1-31-2029	2,100,000	3,286,869
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	9,090,000	1,350,869

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	91

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Sweden Government Bond Series 1051 (SEK)	3.75%	8-12-2017	7,200,000	$921,561
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	8,650,000	1,185,260
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	5,250,000	841,075
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	7,650,000	1,095,723
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	1,000,000	133,149
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	7,300,000	928,909
Sweden Government Bond Series 1058 (SEK)	2.50	5-12-2025	6,450,000	890,711
Sweden Government Bond Series 1059 (SEK)	1.00	11-12-2026	2,000,000	237,664
United Kingdom Gilt (GBP)	1.00	9-7-2017	3,520,000	5,433,849
United Kingdom Gilt (GBP)	1.25	7-22-2018	3,900,000	6,040,273
United Kingdom Gilt (GBP)	1.75	1-22-2017	2,800,000	4,367,486
United Kingdom Gilt (GBP)	1.75	7-22-2019	3,250,000	5,092,454
United Kingdom Gilt (GBP)	1.75	9-7-2022	3,600,000	5,559,572
United Kingdom Gilt (GBP)	2.00	7-22-2020	3,700,000	5,838,209
United Kingdom Gilt (GBP)	2.00	9-7-2025	500,000	769,672
United Kingdom Gilt (GBP)	2.25	9-7-2023	2,750,000	4,375,715
United Kingdom Gilt (GBP)	2.75	9-7-2024	2,950,000	4,862,889
United Kingdom Gilt (GBP)	3.25	1-22-2044	3,500,000	6,101,549
United Kingdom Gilt (GBP)	3.50	1-22-2045	1,100,000	2,011,177
United Kingdom Gilt (GBP)	3.50	7-22-2068	2,050,000	4,125,933
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,950,000	4,985,926
United Kingdom Gilt (GBP)	3.75	9-7-2020	3,000,000	5,140,540
United Kingdom Gilt (GBP)	3.75	9-7-2021	3,400,000	5,892,419
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,450,000	4,896,782
United Kingdom Gilt (GBP)	4.00	9-7-2016	3,900,000	6,192,813
United Kingdom Gilt (GBP)	4.00	3-7-2022	3,600,000	6,363,962
United Kingdom Gilt (GBP)	4.00	1-22-2060	2,200,000	4,777,405
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,950,000	5,586,811
United Kingdom Gilt (GBP)	4.25	6-7-2032	3,900,000	7,549,744
United Kingdom Gilt (GBP)	4.25	3-7-2036	2,950,000	5,807,794
United Kingdom Gilt (GBP)	4.25	9-7-2039	2,350,000	4,717,746
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,652,390
United Kingdom Gilt (GBP)	4.25	12-7-2046	2,350,000	4,945,372
United Kingdom Gilt (GBP)	4.25	12-7-2049	2,350,000	5,044,889
United Kingdom Gilt (GBP)	4.25	12-7-2055	2,525,000	5,641,436
United Kingdom Gilt (GBP)	4.50	3-7-2019	3,725,000	6,406,833
United Kingdom Gilt (GBP)	4.50	9-7-2034	3,350,000	6,756,773
United Kingdom Gilt (GBP)	4.50	12-7-2042	2,760,000	5,866,581
United Kingdom Gilt (GBP)	4.75	3-7-2020	3,425,000	6,064,667
United Kingdom Gilt (GBP)	4.75	12-7-2030	3,100,000	6,264,999
United Kingdom Gilt (GBP)	4.75	12-7-2038	2,550,000	5,457,196
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,200,000	5,434,193
United Kingdom Gilt (GBP)	5.00	3-7-2025	3,800,000	7,433,627
United Kingdom Gilt (GBP)	6.00	12-7-2028	2,325,000	5,186,702
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,300,000	4,802,239
United Kingdom Gilt (GBP)	8.75	8-25-2017	1,300,000	2,317,019

Total Foreign Government Bonds (Cost $1,702,134,725)				1,538,871,769

92	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 22.18%
U.S. Treasury Bond	2.50%	2-15-2045	$12,750,000	$11,547,050
U.S. Treasury Bond	2.75	8-15-2042	7,000,000	6,715,261
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	7,902,386
U.S. Treasury Bond	2.88	5-15-2043	9,350,000	9,172,986
U.S. Treasury Bond	3.00	5-15-2042	2,000,000	2,018,124
U.S. Treasury Bond	3.00	11-15-2044	10,600,000	10,652,311
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	6,220,938
U.S. Treasury Bond	3.13	2-15-2042	2,250,000	2,329,335
U.S. Treasury Bond	3.13	2-15-2043	6,250,000	6,436,850
U.S. Treasury Bond	3.13	8-15-2044	8,000,000	8,239,168
U.S. Treasury Bond	3.38	5-15-2044	9,000,000	9,716,715
U.S. Treasury Bond	3.50	2-15-2039	3,000,000	3,328,047
U.S. Treasury Bond	3.63	8-15-2043	6,500,000	7,354,477
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	11,023,847
U.S. Treasury Bond	3.75	8-15-2041	6,000,000	6,931,404
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	11,573,180
U.S. Treasury Bond	3.88	8-15-2040	7,000,000	8,211,693
U.S. Treasury Bond	4.25	5-15-2039	3,000,000	3,717,030
U.S. Treasury Bond	4.25	11-15-2040	4,500,000	5,590,899
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	2,212,838
U.S. Treasury Bond	4.38	11-15-2039	800,000	1,009,625
U.S. Treasury Bond	4.38	5-15-2040	6,250,000	7,892,906
U.S. Treasury Bond	4.50	2-15-2036	1,300,000	1,673,936
U.S. Treasury Bond	4.50	5-15-2038	600,000	771,750
U.S. Treasury Bond	4.50	8-15-2039	4,100,000	5,263,055
U.S. Treasury Bond	4.75	2-15-2037	800,000	1,064,646
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	6,949,852
U.S. Treasury Bond	5.00	5-15-2037	800,000	1,101,042
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,342,422
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,554,387
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,358,625
U.S. Treasury Bond	6.25	5-15-2030	6,000,000	8,754,846
U.S. Treasury Bond	6.38	8-15-2027	5,400,000	7,673,908
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,124,687
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,364,191
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,153,672
U.S. Treasury Bond	6.88	8-15-2025	1,500,000	2,131,446
U.S. Treasury Note	0.50	7-31-2017	5,000,000	4,977,410
U.S. Treasury Note	0.63	12-15-2016	10,000,000	10,009,900
U.S. Treasury Note	0.63	8-31-2017	5,000,000	4,988,345
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,920,632
U.S. Treasury Note	0.63	11-30-2017	7,600,000	7,557,843
U.S. Treasury Note	0.63	4-30-2018	4,000,000	3,960,520
U.S. Treasury Note	0.75	6-30-2017	15,000,000	15,009,180
U.S. Treasury Note	0.75	12-31-2017	14,000,000	13,953,156
U.S. Treasury Note	0.75	2-28-2018	5,000,000	4,974,870
U.S. Treasury Note	0.75	3-31-2018	3,500,000	3,479,676
U.S. Treasury Note	0.88	9-15-2016	4,000,000	4,017,604
U.S. Treasury Note	0.88	12-31-2016	25,000,000	25,102,550
U.S. Treasury Note	0.88	1-31-2017	10,000,000	10,038,410

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	93

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.88%	2-28-2017	$20,000,000	$20,075,520
U.S. Treasury Note	0.88	4-30-2017	7,000,000	7,022,694
U.S. Treasury Note	0.88	5-15-2017	12,400,000	12,439,717
U.S. Treasury Note	0.88	1-31-2018	5,000,000	4,993,620
U.S. Treasury Note	0.88	7-31-2019	2,500,000	2,452,018
U.S. Treasury Note	1.00	9-30-2016	10,000,000	10,058,200
U.S. Treasury Note	1.00	10-31-2016	5,000,000	5,028,515
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,066,408
U.S. Treasury Note	1.00	5-31-2018	7,000,000	6,994,351
U.S. Treasury Note	1.00	6-30-2019	25,000,000	24,682,300
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,112,626
U.S. Treasury Note	1.00	11-30-2019	10,000,000	9,813,150
U.S. Treasury Note	1.13	12-31-2019	5,000,000	4,928,125
U.S. Treasury Note	1.13	4-30-2020	15,000,000	14,728,125
U.S. Treasury Note	1.25	10-31-2018	10,000,000	10,029,820
U.S. Treasury Note	1.25	11-30-2018	10,000,000	10,021,610
U.S. Treasury Note	1.25	1-31-2019	2,500,000	2,501,498
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,982,192
U.S. Treasury Note	1.25	1-31-2020	7,000,000	6,932,737
U.S. Treasury Note	1.25	2-29-2020	10,000,000	9,888,020
U.S. Treasury Note	1.38	6-30-2018	10,000,000	10,092,060
U.S. Treasury Note	1.38	7-31-2018	5,000,000	5,043,165
U.S. Treasury Note	1.38	9-30-2018	11,000,000	11,082,357
U.S. Treasury Note	1.38	12-31-2018	10,000,000	10,052,860
U.S. Treasury Note	1.38	2-28-2019	5,000,000	5,019,920
U.S. Treasury Note	1.38	1-31-2020	3,000,000	2,985,780
U.S. Treasury Note	1.38	4-30-2020	15,500,000	15,403,528
U.S. Treasury Note	1.38	5-31-2020	10,000,000	9,923,700
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,141,876
U.S. Treasury Note	1.50	1-31-2019	7,000,000	7,060,067
U.S. Treasury Note	1.50	5-31-2019	25,000,000	25,153,650
U.S. Treasury Note	1.63	3-31-2019	20,000,000	20,235,680
U.S. Treasury Note	1.63	8-31-2019	5,000,000	5,046,420
U.S. Treasury Note	1.63	8-15-2022	6,100,000	5,968,630
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,200,850
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,401,160
U.S. Treasury Note	1.75	2-28-2022	15,000,000	14,860,155
U.S. Treasury Note	1.75	5-15-2022	7,500,000	7,417,185
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,219,725
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,639,815
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,130,392
U.S. Treasury Note	2.00	7-31-2020	6,000,000	6,122,346
U.S. Treasury Note	2.00	11-30-2020	10,000,000	10,169,790
U.S. Treasury Note	2.00	5-31-2021	5,000,000	5,059,635
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,126,256
U.S. Treasury Note	2.00	2-15-2023	11,000,000	10,988,252
U.S. Treasury Note	2.00	2-15-2025	21,500,000	21,099,111
U.S. Treasury Note	2.13	8-31-2020	8,000,000	8,202,712
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,176,300
U.S. Treasury Note	2.25	11-30-2017	7,500,000	7,730,273

94	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.25%	3-31-2021	$15,000,000	$15,406,245
U.S. Treasury Note	2.25	7-31-2021	7,000,000	7,174,272
U.S. Treasury Note	2.25	11-15-2024	18,500,000	18,573,704
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,608,374
U.S. Treasury Note	2.38	5-31-2018	5,000,000	5,182,290
U.S. Treasury Note	2.38	6-30-2018	8,000,000	8,294,480
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,238,275
U.S. Treasury Note	2.50	6-30-2017	4,500,000	4,645,841
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,697,165
U.S. Treasury Note	2.50	5-15-2024	15,500,000	15,928,265
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,162,604
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,734,036
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,584,844
U.S. Treasury Note	2.63	11-15-2020	15,000,000	15,718,365
U.S. Treasury Note	2.75	11-30-2016	24,000,000	24,664,056
U.S. Treasury Note	2.75	5-31-2017	10,000,000	10,356,380
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,257,346
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,176,564
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,811,399
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,279,836
U.S. Treasury Note	2.75	2-15-2024	18,250,000	19,146,349
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,241,665
U.S. Treasury Note	3.00	9-30-2016	5,000,000	5,135,255
U.S. Treasury Note	3.00	2-28-2017	3,000,000	3,106,914
U.S. Treasury Note	3.13	10-31-2016	6,000,000	6,181,092
U.S. Treasury Note	3.13	1-31-2017	5,000,000	5,176,890
U.S. Treasury Note	3.13	4-30-2017	3,000,000	3,121,329
U.S. Treasury Note	3.13	5-15-2019	8,000,000	8,521,664
U.S. Treasury Note	3.13	5-15-2021	4,000,000	4,294,584
U.S. Treasury Note	3.25	3-31-2017	5,000,000	5,204,295
U.S. Treasury Note	3.38	11-15-2019	8,000,000	8,626,872
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,310,025
U.S. Treasury Note	3.50	5-15-2020	10,000,000	10,880,470
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,319,375
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,374,889
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,000,780
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,574,672
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,230,040
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,742,913
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,297,604
U.S. Treasury Note	4.50	5-15-2017	2,000,000	2,130,234
U.S. Treasury Note	4.63	11-15-2016	30,000,000	31,476,305
U.S. Treasury Note	4.63	2-15-2017	5,000,000	5,289,975
U.S. Treasury Note	4.75	8-15-2017	23,000,000	24,775,002
U.S. Treasury Note	6.25	8-15-2023	3,500,000	4,584,181
U.S. Treasury Note	7.13	2-15-2023	3,000,000	4,079,610
U.S. Treasury Note	7.25	8-15-2022	3,000,000	4,048,203
U.S. Treasury Note	7.50	11-15-2016	2,000,000	2,167,136
U.S. Treasury Note	7.50	11-15-2024	2,000,000	2,897,812
U.S. Treasury Note	7.88	2-15-2021	500,000	661,745

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	95

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	8.00%	11-15-2021	$4,100,000	$5,590,629
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,703,003
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,215,666
U.S. Treasury Note	8.75	5-15-2017	2,500,000	2,841,065
U.S. Treasury Note	8.75	8-15-2020	400,000	536,901
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,476,294
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,513,031
U.S. Treasury Note	9.13	5-15-2018	2,900,000	3,534,224

Total U.S. Treasury Securities (Cost $1,326,315,337)				1,360,077,561

Yankee Corporate Bonds and Notes: 3.92%

Consumer Discretionary: 0.05%

Media: 0.05%
Grupo Televisa SAB	5.00	5-13-2045	500,000	463,760
Grupo Televisa SAB	6.00	5-15-2018	250,000	273,505
Grupo Televisa SAB	6.63	1-15-2040	500,000	556,600
WPP Finance 2010	3.63	9-7-2022	350,000	349,140
WPP Finance 2010	3.75	9-19-2024	1,000,000	976,344
WPP Finance 2010	5.63	11-15-2043	200,000	206,977

				2,826,326

Consumer Staples: 0.06%

Beverages: 0.06%
Coca-Cola Femsa SAB de CV	2.38	11-26-2018	500,000	504,300
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	310,173
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	216,558
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	332,814
Diageo Capital plc	1.13	4-29-2018	500,000	492,904
Diageo Capital plc	2.63	4-29-2023	300,000	285,502
Diageo Capital plc	3.88	4-29-2043	230,000	207,076
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,140,880
Diageo Capital plc	5.88	9-30-2036	175,000	204,708
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	187,738
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	138,302

				4,020,955

Energy: 0.65%

Energy Equipment & Services: 0.03%
Ensco plc	4.50	10-1-2024	500,000	428,850
Ensco plc	4.70	3-15-2021	500,000	457,813
Ensco plc «	5.20	3-15-2025	1,250,000	1,117,033

				2,003,696

Oil, Gas & Consumable Fuels: 0.62%
Alberta Energy Company Limited	7.38	11-1-2031	350,000	363,781
Alberta Energy Company Limited	8.13	9-15-2030	150,000	166,964
BP Capital Markets plc	1.38	11-6-2017	400,000	398,182

96	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets plc	1.38%	5-10-2018	$350,000	$345,899
BP Capital Markets plc	1.85	5-5-2017	500,000	504,046
BP Capital Markets plc	2.24	5-10-2019	400,000	400,385
BP Capital Markets plc	2.25	11-1-2016	500,000	506,046
BP Capital Markets plc	2.50	11-6-2022	500,000	472,734
BP Capital Markets plc	2.52	1-15-2020	1,000,000	1,007,835
BP Capital Markets plc	2.75	5-10-2023	600,000	569,479
BP Capital Markets plc	3.25	5-6-2022	750,000	743,852
BP Capital Markets plc	3.51	3-17-2025	1,500,000	1,471,826
BP Capital Markets plc	3.81	2-10-2024	500,000	502,441
BP Capital Markets plc	4.50	10-1-2020	500,000	544,302
BP Capital Markets plc	4.74	3-11-2021	1,000,000	1,094,442
BP Capital Markets plc	4.75	3-10-2019	450,000	490,274
Canadian Natural Resources Limited	3.90	2-1-2025	300,000	277,046
Canadian Natural Resources Limited	5.70	5-15-2017	1,150,000	1,216,557
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	551,289
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	497,961
Cenovus Energy Incorporated	3.00	8-15-2022	250,000	226,780
Cenovus Energy Incorporated	3.80	9-15-2023	250,000	234,368
Cenovus Energy Incorporated	4.45	9-15-2042	250,000	196,811
Cenovus Energy Incorporated	5.70	10-15-2019	700,000	764,678
Cenovus Energy Incorporated	6.75	11-15-2039	500,000	517,324
Enbridge Incorporated	3.50	6-10-2024	1,000,000	886,963
Enbridge Incorporated	5.60	4-1-2017	100,000	105,014
Encana Corporation	5.15	11-15-2041	500,000	401,599
Encana Corporation	6.50	5-15-2019	400,000	437,656
Encana Corporation	6.50	8-15-2034	250,000	232,925
Encana Corporation	6.50	2-1-2038	350,000	327,140
Husky Energy Incorporated	4.00	4-15-2024	500,000	464,823
Husky Energy Incorporated	6.80	9-15-2037	100,000	110,177
Husky Energy Incorporated	7.25	12-15-2019	565,000	646,702
Noble Holdings International Limited Corporation	3.95	3-15-2022	150,000	121,464
Noble Holdings International Limited Corporation	4.63	3-1-2021	200,000	173,118
Noble Holdings International Limited Corporation «	4.90	8-1-2020	250,000	229,581
Noble Holdings International Limited Corporation	5.25	3-15-2042	200,000	134,217
Noble Holdings International Limited Corporation	6.05	3-1-2041	200,000	145,020
Petro-Canada	5.95	5-15-2035	700,000	776,698
Petro-Canada	6.80	5-15-2038	400,000	486,860
Suncor Energy Incorporated	3.60	12-1-2024	600,000	585,662
Suncor Energy Incorporated	5.95	12-1-2034	75,000	83,400
Suncor Energy Incorporated	6.10	6-1-2018	900,000	995,223
Suncor Energy Incorporated	6.50	6-15-2038	400,000	473,440
Suncor Energy Incorporated	6.85	6-1-2039	250,000	306,216
Talisman Energy Incorporated	3.75	2-1-2021	150,000	145,351
Talisman Energy Incorporated	5.50	5-15-2042	1,000,000	839,296
Talisman Energy Incorporated	6.25	2-1-2038	400,000	364,443
Talisman Energy Incorporated	7.75	6-1-2019	415,000	468,105
Total Capital Canada Limited	2.75	7-15-2023	350,000	333,493
Total Capital International SA	1.00	1-10-2017	200,000	199,843
Total Capital International SA	1.50	2-17-2017	500,000	501,847

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	97

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Total Capital International SA	1.55%	6-28-2017	$500,000	$502,327
Total Capital International SA	2.13	1-10-2019	500,000	503,875
Total Capital International SA	2.70	1-25-2023	350,000	334,869
Total Capital International SA	2.88	2-17-2022	1,000,000	988,481
Total Capital International SA	3.70	1-15-2024	1,000,000	1,017,504
Total Capital International SA	3.75	4-10-2024	500,000	508,646
Total Capital SA	4.13	1-28-2021	100,000	107,514
Total Capital SA	4.25	12-15-2021	250,000	272,662
Total Capital SA	4.45	6-24-2020	500,000	548,685
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	466,272
TransCanada PipeLines Limited	3.75	10-16-2023	250,000	246,353
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	316,706
TransCanada PipeLines Limited	4.63	3-1-2034	500,000	478,483
TransCanada PipeLines Limited	5.00	10-16-2043	500,000	473,710
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	105,288
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	325,696
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	650,300
TransCanada PipeLines Limited ±	6.35	5-15-2067	500,000	420,000
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,739,937
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	651,243
Weatherford International Limited	4.50	4-15-2022	300,000	252,863
Weatherford International Limited	5.13	9-15-2020	200,000	178,769
Weatherford International Limited	5.95	4-15-2042	250,000	191,393
Weatherford International Limited	6.00	3-15-2018	100,000	101,175
Weatherford International Limited	6.50	8-1-2036	300,000	246,392
Weatherford International Limited	6.75	9-15-2040	300,000	250,868
Weatherford International Limited	7.00	3-15-2038	50,000	42,247
Weatherford International Limited	9.63	3-1-2019	1,000,000	1,091,457

				38,055,293

Financials: 1.87%

Banks: 1.27%
Australia & New Zealand Banking Group Limited	1.25	1-10-2017	250,000	250,292
Australia & New Zealand Banking Group Limited	1.45	5-15-2018	250,000	248,030
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	252,231
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	1,000,000	1,003,840
Bancolombia SA	5.95	6-3-2021	1,000,000	1,063,750
Bank of Montreal	1.30	7-14-2017	1,000,000	998,587
Bank of Montreal «	1.40	9-11-2017	1,000,000	1,000,341
Bank of Montreal	2.50	1-11-2017	500,000	508,857
Bank of Montreal	2.55	11-6-2022	1,000,000	966,406
Bank of Nova Scotia	1.10	12-13-2016	500,000	499,869
Bank of Nova Scotia	1.25	4-11-2017	1,000,000	997,304
Bank of Nova Scotia	1.30	7-21-2017	300,000	299,817
Bank of Nova Scotia	1.38	12-18-2017	500,000	497,138
Bank of Nova Scotia	1.45	4-25-2018	500,000	495,263
Bank of Nova Scotia	1.70	6-11-2018	300,000	298,519
Bank of Nova Scotia	2.05	10-30-2018	100,000	100,479
Bank of Nova Scotia	2.55	1-12-2017	750,000	763,261

98	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Bank of Nova Scotia	2.80%	7-21-2021	$750,000	$750,023
Bank of Nova Scotia	4.38	1-13-2021	500,000	541,479
Barclays Bank plc	2.50	2-20-2019	500,000	504,640
Barclays Bank plc	3.65	3-16-2025	1,500,000	1,424,850
Barclays Bank plc	3.75	5-15-2024	1,000,000	1,004,298
Barclays Bank plc	5.00	9-22-2016	900,000	935,295
Barclays Bank plc	5.13	1-8-2020	1,000,000	1,111,566
Barclays Bank plc	5.14	10-14-2020	800,000	870,338
Barclays Bank plc	6.75	5-22-2019	1,000,000	1,155,572
BNP Paribas	1.25	12-12-2016	294,000	293,914
BNP Paribas	1.38	3-17-2017	500,000	499,551
BNP Paribas	2.40	12-12-2018	600,000	604,006
BNP Paribas	2.45	3-17-2019	500,000	503,487
BNP Paribas	2.70	8-20-2018	1,000,000	1,017,060
BNP Paribas	3.25	3-3-2023	500,000	500,266
BNP Paribas	4.25	10-15-2024	400,000	398,714
BNP Paribas	5.00	1-15-2021	1,150,000	1,285,685
BPCE SA	1.63	2-10-2017	1,000,000	1,003,598
BPCE SA	2.50	7-15-2019	1,000,000	1,008,758
BPCE SA	4.00	4-15-2024	500,000	514,765
Canadian Imperial Bank	1.55	1-23-2018	300,000	299,841
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	545,019
Corpbanca 144A	3.88	9-22-2019	600,000	606,760
Credit Suisse (New York)	3.00	10-29-2021	1,000,000	994,592
Credit Suisse (New York)	3.63	9-9-2024	1,500,000	1,494,176
Credit Suisse (New York)	4.38	8-5-2020	1,000,000	1,086,505
Credit Suisse (New York)	5.30	8-13-2019	1,500,000	1,660,889
Credit Suisse (New York)	5.40	1-14-2020	1,500,000	1,655,391
Credit Suisse Group Funding Limited 144A	3.75	3-26-2025	1,000,000	967,448
Credit Suisse Group Funding Limited 144A	4.88	5-15-2045	500,000	487,784
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,037,356
HSBC Holdings plc	4.25	3-14-2024	1,000,000	1,001,076
HSBC Holdings plc	4.88	1-14-2022	250,000	273,274
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,103,145
HSBC Holdings plc	5.25	3-14-2044	500,000	509,600
HSBC Holdings plc	6.10	1-14-2042	500,000	616,967
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,162,935
HSBC Holdings plc	6.50	9-15-2037	850,000	999,621
HSBC Holdings plc	6.80	6-1-2038	350,000	426,257
Intesa Sanpaolo SpA	2.38	1-13-2017	500,000	501,093
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	718,647
Intesa Sanpaolo SpA	3.88	1-15-2019	500,000	515,407
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	534,204
Lloyds TSB Bank plc	1.75	5-14-2018	1,750,000	1,738,006
Lloyds TSB Bank plc	2.30	11-27-2018	200,000	201,127
Lloyds TSB Bank plc	2.40	3-17-2020	1,500,000	1,487,259
Lloyds TSB Bank plc	4.20	3-28-2017	1,000,000	1,041,554
National Australia Bank Limited	2.75	3-9-2017	1,000,000	1,023,832
National Australia Bank Limited	3.00	1-20-2023	350,000	348,968
NIBC Bank NV	4.88	11-19-2019	800,000	877,159

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	99

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Rabobank Nederland NV	1.70%	3-19-2018	$500,000	$496,952
Rabobank Nederland NV	2.25	1-14-2019	500,000	503,536
Rabobank Nederland NV	3.38	1-19-2017	1,000,000	1,028,034
Rabobank Nederland NV	3.38	5-21-2025	500,000	488,104
Rabobank Nederland NV	3.88	2-8-2022	500,000	522,652
Rabobank Nederland NV	3.95	11-9-2022	750,000	747,540
Rabobank Nederland NV	4.63	12-1-2023	750,000	771,185
Rabobank Nederland NV	5.25	5-24-2041	725,000	789,318
Rabobank Nederland NV	5.75	12-1-2043	1,000,000	1,081,958
Royal Bank of Canada	1.20	1-23-2017	250,000	250,414
Royal Bank of Canada	1.25	6-16-2017	500,000	498,832
Royal Bank of Canada	1.45	9-9-2016	500,000	502,878
Royal Bank of Canada	1.50	1-16-2018	450,000	448,159
Royal Bank of Canada	2.15	3-15-2019	500,000	503,209
Royal Bank of Canada	2.20	7-27-2018	1,000,000	1,009,782
Royal Bank of Scotland Group plc	5.63	8-24-2020	1,000,000	1,130,274
Royal Bank of Scotland Group plc	6.40	10-21-2019	575,000	643,343
Societe Generale	2.75	10-12-2017	700,000	713,889
Sumitomo Mitsui Banking Corporation	1.30	1-10-2017	500,000	498,681
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	495,278
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	500,000	498,196
Sumitomo Mitsui Banking Corporation	2.45	1-10-2019	500,000	502,501
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	1,003,096
Sumitomo Mitsui Banking Corporation	3.40	7-11-2024	250,000	245,950
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	261,981
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	399,637
Svenska Handelsbanken AB	2.25	6-17-2019	500,000	504,258
Svenska Handelsbanken AB	2.88	4-4-2017	1,000,000	1,025,348
Toronto Dominion Bank	1.13	5-2-2017	1,500,000	1,499,903
Toronto Dominion Bank	1.40	4-30-2018	1,250,000	1,237,825
Toronto Dominion Bank	1.50	9-9-2016	500,000	502,815
Toronto Dominion Bank	2.13	7-2-2019	1,000,000	998,296
Toronto Dominion Bank	2.63	9-10-2018	600,000	613,090
Westpac Banking Corporation	1.05	11-25-2016	200,000	200,238
Westpac Banking Corporation	1.20	5-19-2017	1,000,000	999,200
Westpac Banking Corporation	1.55	5-25-2018	1,000,000	993,469
Westpac Banking Corporation	2.00	8-14-2017	100,000	101,137
Westpac Banking Corporation	2.25	1-17-2019	250,000	250,891
Westpac Banking Corporation	2.30	5-26-2020	1,000,000	992,534

				78,042,124

Capital Markets: 0.05%
Invesco Finance plc	4.00	1-30-2024	250,000	259,419
Invesco Finance plc	5.38	11-30-2043	250,000	273,503
Nomura Holdings Incorporated	2.00	9-13-2016	1,100,000	1,107,272
Nomura Holdings Incorporated	2.75	3-19-2019	500,000	505,250
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	416,893
Sasol Financing International Company	4.50	11-14-2022	500,000	493,500

				3,055,837

100	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 0.49%
Abbey National Treasury Services plc	1.38%	3-13-2017	$750,000	$749,557
Abbey National Treasury Services plc	3.05	8-23-2018	500,000	514,800
Abbey National Treasury Services plc	4.00	3-13-2024	750,000	776,435
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	461,190
BHP Billiton Finance USA Limited	1.63	2-24-2017	500,000	502,146
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	337,127
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	499,052
BHP Billiton Finance USA Limited	3.85	9-30-2023	1,500,000	1,519,214
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	580,965
BHP Billiton Finance USA Limited	5.00	9-30-2043	500,000	511,926
BHP Billiton Finance USA Limited	5.40	3-29-2017	200,000	212,310
Burlington Resources Finance Company	7.20	8-15-2031	500,000	632,640
ConocoPhillips Canada Funding Company	5.63	10-15-2016	150,000	157,273
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	341,402
Deutsche Bank AG (London)	1.35	5-30-2017	1,000,000	993,027
Deutsche Bank AG (London)	1.88	2-13-2018	1,500,000	1,492,626
Deutsche Bank AG (London)	2.50	2-13-2019	500,000	502,449
Deutsche Bank AG (London)	3.70	5-30-2024	1,000,000	989,798
Deutsche Bank AG (London) ±	4.30	5-24-2028	1,600,000	1,530,611
Schlumberger Investment SA	3.65	12-1-2023	604,000	615,564
Shell International Finance BV	1.90	8-10-2018	1,000,000	1,006,947
Shell International Finance BV	2.00	11-15-2018	500,000	502,031
Shell International Finance BV	2.13	5-11-2020	750,000	744,679
Shell International Finance BV	2.25	1-6-2023	250,000	236,545
Shell International Finance BV	2.38	8-21-2022	250,000	238,767
Shell International Finance BV	3.25	5-11-2025	1,000,000	984,310
Shell International Finance BV	3.40	8-12-2023	250,000	251,818
Shell International Finance BV	3.63	8-21-2042	250,000	214,842
Shell International Finance BV	4.13	5-11-2035	500,000	484,306
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,079,406
Shell International Finance BV	4.38	3-25-2020	500,000	546,318
Shell International Finance BV	4.38	5-11-2045	1,000,000	985,309
Shell International Finance BV	4.55	8-12-2043	500,000	505,404
Shell International Finance BV	5.20	3-22-2017	250,000	265,266
Shell International Finance BV	5.50	3-25-2040	300,000	335,321
Shell International Finance BV	6.38	12-15-2038	850,000	1,071,118
Syngenta Finance NV	3.13	3-28-2022	500,000	497,347
UBS AG (Stamford)	1.38	6-1-2017	1,000,000	995,250
UBS AG (Stamford)	2.38	8-14-2019	1,750,000	1,749,669
UBS AG (Stamford)	4.88	8-4-2020	1,488,000	1,648,328
UBS AG (Stamford)	5.75	4-25-2018	738,000	809,145
UBS AG (Stamford)	5.88	12-20-2017	872,000	949,426

				30,021,664

Insurance: 0.06%
AON plc	4.00	11-27-2023	150,000	152,374
AON plc	4.45	5-24-2043	100,000	93,703
AON plc	4.60	6-14-2044	600,000	575,859
Aspen Insurance Holdings Limited	4.65	11-15-2023	200,000	205,689
AXA SA	8.60	12-15-2030	650,000	871,000

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	101

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Montpelier Re Holdings Limited	4.70%	10-15-2022	$100,000	$101,645
Trinity Acquisition plc	4.63	8-15-2023	350,000	358,348
Trinity Acquisition plc	6.13	8-15-2043	350,000	379,230
XLIT Limited	2.30	12-15-2018	350,000	351,727
XLIT Limited	5.25	12-15-2043	200,000	208,340

				3,297,915

Real Estate Management & Development: 0.00%
Brookfield Asset Management Incorporated	5.80	4-25-2017	125,000	132,333

Health Care: 0.28%

Health Care Equipment & Supplies: 0.03%
Covidien International Finance SA	3.20	6-15-2022	500,000	499,531
Covidien International Finance SA	6.00	10-15-2017	600,000	653,668
Covidien International Finance SA	6.55	10-15-2037	400,000	497,006

				1,650,205

Pharmaceuticals: 0.25%
Actavis Funding SCS	1.30	6-15-2017	500,000	495,586
Actavis Funding SCS	3.00	3-12-2020	2,150,000	2,140,026
Actavis Funding SCS	3.80	3-15-2025	2,500,000	2,421,873
Actavis Funding SCS	3.85	6-15-2024	500,000	486,852
Actavis Funding SCS	4.75	3-15-2045	1,000,000	916,466
Actavis Funding SCS	4.85	6-15-2044	500,000	455,812
AstraZeneca plc	4.00	9-18-2042	550,000	531,024
AstraZeneca plc	5.90	9-15-2017	800,000	871,912
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,461,256
GlaxoSmithKline Capital plc	1.50	5-8-2017	1,000,000	1,004,310
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,108,623
Perrigo Company plc	1.30	11-8-2016	200,000	198,784
Perrigo Company plc	2.30	11-8-2018	295,000	294,263
Perrigo Company plc	4.00	11-15-2023	250,000	247,487
Sanofi Aventis	1.25	4-10-2018	591,000	586,111
Sanofi Aventis	4.00	3-29-2021	700,000	744,093
Teva Pharmaceutical Finance BV	2.95	12-18-2022	500,000	472,679
Teva Pharmaceutical Finance BV	3.65	11-10-2021	500,000	496,785
Teva Pharmaceutical Finance BV	3.65	11-10-2021	500,000	496,785

				15,430,727

Industrials: 0.11%

Aerospace & Defense: 0.01%
Embraer Netherlands Finance BV	5.05	6-15-2025	400,000	378,880
Empresa Brasileira de Aeronautica	5.15	6-15-2022	200,000	197,750

				576,630

Industrial Conglomerates: 0.05%
Koninklijke Philips Electronics NV	3.75	3-15-2022	500,000	496,469
Koninklijke Philips Electronics NV	5.00	3-15-2042	500,000	475,524

102	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrial Conglomerates (continued)
Koninklijke Philips Electronics NV	5.75%	3-11-2018	$650,000	$702,012
Koninklijke Philips Electronics NV	6.88	3-11-2038	250,000	289,949
Tyco Electronics Group SA	3.45	8-1-2024	200,000	200,279
Tyco Electronics Group SA	4.88	1-15-2021	500,000	547,258
Tyco Electronics Group SA	7.13	10-1-2037	350,000	450,745

				3,162,236

Machinery: 0.01%
Pentair Finance SA	3.15	9-15-2022	250,000	240,575
Pentair Finance SA	5.00	5-15-2021	300,000	327,575

				568,150

Road & Rail: 0.04%
Canadian National Railway Company	2.25	11-15-2022	350,000	334,975
Canadian National Railway Company	5.55	3-1-2019	435,000	485,765
Canadian National Railway Company	6.20	6-1-2036	200,000	253,916
Canadian National Railway Company	6.38	11-15-2037	550,000	711,792
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	211,915
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	402,330
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	73,827
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	75,952
Kansas City Southern de Mexico SA de CV	3.00	5-15-2023	73,000	69,766

				2,620,238

Information Technology: 0.10%

Communications Equipment: 0.01%
Ericsson LM	4.13	5-15-2022	400,000	414,215

Internet Software & Services: 0.06%
Alibaba Group Holding Limited 144A	2.50	11-28-2019	1,000,000	981,834
Alibaba Group Holding Limited 144A	3.60	11-28-2024	1,000,000	948,003
Alibaba Group Holding Limited 144A	4.50	11-28-2034	300,000	279,666
Baidu Incorporated	2.75	6-9-2019	750,000	741,429
Baidu Incorporated	3.25	8-6-2018	576,000	585,821

				3,536,753

Technology Hardware, Storage & Peripherals: 0.03%
Seagate HDD (Cayman)	4.75	6-1-2023	1,000,000	969,309
Seagate Technology HDD Holdings	4.75	1-1-2025	1,000,000	950,263

				1,919,572

Materials: 0.37%

Chemicals: 0.08%
Agrium Incorporated	3.50	6-1-2023	300,000	290,763
Agrium Incorporated	4.90	6-1-2043	200,000	188,043
Agrium Incorporated	5.25	1-15-2045	400,000	393,278
Agrium Incorporated	6.13	1-15-2041	165,000	185,805
Agrium Incorporated	6.75	1-15-2019	300,000	341,883

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	103

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
LYB International Finance BV	4.88%	3-15-2044	$500,000	$477,118
LyondellBasell Industries NV	4.63	2-26-2055	500,000	428,807
LyondellBasell Industries NV	5.00	4-15-2019	400,000	432,354
LyondellBasell Industries NV	5.75	4-15-2024	500,000	559,676
LyondellBasell Industries NV	6.00	11-15-2021	500,000	566,121
Methanex Corporation	3.25	12-15-2019	100,000	100,368
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	278,063
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	215,069
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	225,000	251,707
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	74,252

				4,783,307

Metals & Mining: 0.28%
Barrick Gold Corporation	3.85	4-1-2022	500,000	443,412
Barrick Gold Corporation	4.10	5-1-2023	700,000	618,420
Barrick Gold Corporation	5.25	4-1-2042	500,000	399,405
Barrick Gold Corporation	6.95	4-1-2019	300,000	335,461
Goldcorp Incorporated	2.13	3-15-2018	100,000	98,460
Goldcorp Incorporated	3.70	3-15-2023	300,000	276,742
Kinross Gold Corporation	5.13	9-1-2021	200,000	183,623
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	660,137
Rio Tinto Finance (USA) Limited	1.63	8-21-2017	500,000	496,879
Rio Tinto Finance (USA) Limited	2.00	3-22-2017	500,000	501,715
Rio Tinto Finance (USA) Limited	2.25	12-14-2018	1,000,000	992,756
Rio Tinto Finance (USA) Limited	2.88	8-21-2022	500,000	474,649
Rio Tinto Finance (USA) Limited	3.50	3-22-2022	1,000,000	996,218
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	505,209
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	250,000	219,314
Rio Tinto Finance (USA) Limited	4.75	3-22-2042	250,000	233,423
Rio Tinto Finance (USA) Limited	5.20	11-2-2040	300,000	299,400
Rio Tinto Finance (USA) Limited	6.50	7-15-2018	750,000	835,163
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	626,335
Rio Tinto Finance (USA) Limited	9.00	5-1-2019	480,000	588,486
Teck Resources Limited	3.00	3-1-2019	1,000,000	833,750
Teck Resources Limited	3.15	1-15-2017	250,000	236,250
Teck Resources Limited	3.75	2-1-2023	500,000	375,000
Teck Resources Limited	4.50	1-15-2021	350,000	278,950
Teck Resources Limited	4.75	1-15-2022	202,000	160,768
Teck Resources Limited	5.20	3-1-2042	500,000	322,500
Teck Resources Limited	6.00	8-15-2040	175,000	117,250
Teck Resources Limited	6.25	7-15-2041	300,000	201,750
Vale Overseas Limited «	4.38	1-11-2022	1,200,000	1,106,172
Vale Overseas Limited «	4.63	9-15-2020	300,000	301,800
Vale Overseas Limited	6.25	1-23-2017	1,405,000	1,457,168
Vale Overseas Limited	6.88	11-21-2036	1,260,000	1,072,260
Vale Overseas Limited	6.88	11-10-2039	130,000	110,565
Vale Overseas Limited	8.25	1-17-2034	300,000	299,040
Vale SA	5.63	9-11-2042	750,000	574,650

				17,233,080

104	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Paper & Forest Products: 0.01%
Celulosa Arauco y Constitucion SA	4.75%	1-11-2022	$500,000	$510,592
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	399,075

				909,667

Telecommunication Services: 0.42%

Diversified Telecommunication Services: 0.21%
British Telecommunications plc	1.25	2-14-2017	500,000	498,643
British Telecommunications plc	5.95	1-15-2018	250,000	273,704
British Telecommunications plc	9.63	12-15-2030	650,000	946,319
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	569,508
Deutsche Telekom International Finance BV	8.75	6-15-2030	830,000	1,173,366
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	741,657
France Telecom SA	2.75	9-14-2016	500,000	508,068
France Telecom SA	5.38	7-8-2019	600,000	666,379
France Telecom SA	5.38	1-13-2042	500,000	526,209
France Telecom SA	9.00	3-1-2031	925,000	1,305,970
Orange SA	2.75	2-6-2019	1,000,000	1,019,170
Royal KPN NV	8.38	10-1-2030	375,000	486,127
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	512,236
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	314,284
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	490,203
Telefonica Emisiones SAU	7.05	6-20-2036	1,050,000	1,281,371
Telefonica Europe BV	8.25	9-15-2030	420,000	561,383
Telefonica SA	5.88	7-15-2019	645,000	719,566

				12,594,163

Wireless Telecommunication Services: 0.21%
America Movil SAB de CV	2.38	9-8-2016	750,000	757,875
America Movil SAB de CV	3.13	7-16-2022	500,000	490,155
America Movil SAB de CV	4.38	7-16-2042	500,000	455,640
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,100,100
America Movil SAB de CV	5.63	11-15-2017	450,000	487,179
America Movil SAB de CV	6.13	11-15-2037	100,000	112,386
America Movil SAB de CV	6.13	3-30-2040	1,000,000	1,128,750
America Movil SAB de CV	6.38	3-1-2035	565,000	648,831
Rogers Communications Incorporated	3.00	3-15-2023	200,000	189,408
Rogers Communications Incorporated	4.50	3-15-2043	200,000	181,609
Rogers Communications Incorporated	5.00	3-15-2044	1,000,000	980,459
Rogers Communications Incorporated	6.80	8-15-2018	750,000	845,297
Vodafone Group plc	1.25	9-26-2017	250,000	247,451
Vodafone Group plc	1.50	2-19-2018	500,000	493,085
Vodafone Group plc	1.63	3-20-2017	500,000	499,495
Vodafone Group plc	2.50	9-26-2022	500,000	457,141
Vodafone Group plc	2.95	2-19-2023	600,000	564,809
Vodafone Group plc	4.38	2-19-2043	500,000	432,704
Vodafone Group plc	4.63	7-15-2018	180,000	190,996
Vodafone Group plc	5.45	6-10-2019	400,000	437,999
Vodafone Group plc	5.63	2-27-2017	500,000	528,341
Vodafone Group plc	6.15	2-27-2037	1,000,000	1,059,933

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio	105

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services (continued)
Vodafone Group plc	6.25%	11-30-2032	$300,000	$316,607
Vodafone Group plc	7.88	2-15-2030	250,000	303,030

				12,909,280

Utilities: 0.01%

Electric Utilities: 0.00%
Scottish Power Limited	5.81	3-15-2025	150,000	172,573

Independent Power & Renewable Electricity Producers: 0.01%
TransAlta Corporation	6.50	3-15-2040	90,000	82,272
TransAlta Corporation	6.65	5-15-2018	200,000	217,871

				300,143

Water Utilities: 0.00%
United Utilities Group plc	5.38	2-1-2019	250,000	268,269

Total Yankee Corporate Bonds and Notes (Cost $240,262,644)				240,505,351

Yankee Government Bonds: 0.03%
Ukraine Government Aid	1.84	5-16-2019	2,000,000	2,013,720

Total Yankee Government Bonds (Cost $2,000,987)				2,013,720

	Yield		Shares

Short-Term Investments: 2.37%

Investment Companies: 2.37%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15		3,815,736	3,815,736
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.15		141,369,976	141,369,976

Total Short-Term Investments (Cost $145,185,712)				145,185,712

Total investments in securities (Cost $6,192,122,462) *	99.83%	6,121,894,238
Other assets and liabilities, net	0.17	10,638,220

Total net assets	100.00%	$6,132,532,458

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

@	Foreign bond principal is denominated in the local currency of the issuer.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $6,193,965,926 and unrealized gains (losses) consists of:

Gross unrealized gains	$152,371,409
Gross unrealized losses	(224,443,097)

Net unrealized losses	$(72,071,688)

106	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of August 31, 2015:

United States	70.01%
Japan	10.97
United Kingdom	4.24
France	2.92
Italy	2.87
Germany	2.12
Spain	1.49
Canada	1.46
Netherlands	1.11
Other	2.81

100.00%

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	1

Security name	Shares	Value

Common Stocks: 99.13%

Consumer Discretionary: 13.58%

Auto Components: 0.89%
Aisin Seiki Company Limited	31,500	$1,138,038
Akebono Brake Industry Company Limited	22,700	67,968
Autoliv Incorporated «	51,122	5,222,112
BorgWarner Incorporated	118,880	5,187,923
Bosch Limited	2,730	953,208
Bridgestone Corporation	106,800	3,583,198
Calsonic Kansei Corporation	25,000	174,867
Cheng Shin Rubber Industry Company Limited	588,369	943,966
Compagnie Generale des Etablissements Michelin SCA Class B	18,498	1,791,168
Continental AG	9,343	1,986,242
Cooper Tire & Rubber Company	127,104	4,906,214
Daido Metal Company Limited	7,000	61,434
Dana Holding Corporation	373,341	6,548,401
Denso Corporation	82,900	3,712,328
Exedy Corporation	6,200	141,914
Exide Industries Limited	78,617	181,656
Faurecia	2,059	74,329
FCC Company Limited	7,000	106,817
Futaba Industrial Company Limited	6,100	22,894
Gentex Corporation	166,340	2,578,270
GKN plc	150,914	675,512
Halla Climate Control Corporation	5,070	155,819
Halla Holdings Corporation	1,219	51,945
Hankook Tire Company Limited	9,595	299,755
Hi-Lex Corporation	5,800	180,600
Hyundai Mobis	11,126	1,942,523
Hyundai Wia Corporation	3,195	282,289
Johnson Controls Incorporated	79,600	3,274,744
Kayaba Industry Company Limited	38,000	112,212
Keihin Corporation	9,300	128,874
Kenda Rubber Industrial Company Limited	186,458	251,010
Koito Manufacturing Company Limited	20,900	717,153
Kumho Tire Company Incorporated †	22,990	123,624
Lear Corporation	46,216	4,750,543
Leoni AG	4,204	255,359
Linamar Corporation	2,422	127,230
Magna International Incorporated Class A	43,600	2,151,499
Mando Corporation	1,330	131,566
Martinrea International Incorporated	3,001	26,666
Mitsuba Corporation	8,000	138,640
Motherson Sumi Systems Limited	88,862	405,708
Musashi Seimitsu Industry Company Limited	4,100	76,295
Nan Kang Rubber Tire Company Limited †	148,145	113,832
NGK Spark Plug Company Limited	30,500	750,204
NHK Spring Company Limited	44,000	426,082
Nifco Incorporated	9,400	367,518
Nippon Seiki Company Limited	10,000	200,025

2	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Auto Components (continued)
Nissan Shatai Company Limited	17,000	$199,538
Nissin Kogyo Company Limited	8,500	117,437
NOK Corporation	19,200	475,110
Nokian Renkaat Oyj	13,330	360,345
Pacific Industrial Company Limited	10,300	106,114
Pirelli & Company SpA	24,552	411,613
Press Kogyo Company Limited	13,000	51,149
Riken Corporation	27,000	91,978
Sanden Corporation	27,000	101,109
Showa Corporation	13,400	113,292
Somboon Advance Technology PCL	70	31
Stanley Electric Company Limited	25,100	489,226
Sumitomo Riko Company Limited	6,500	54,634
Sumitomo Rubber Industries Limited	30,400	430,793
Tachi-S Company Limited	5,700	71,370
Takata Corporation «†	7,500	78,443
Tenneco Automotive Incorporated †	117,100	5,509,555
The Goodyear Tire & Rubber Company	133,200	3,965,364
Tokai Rika Company Limited	8,200	174,572
Tong Yang Industry Company Limited	100,374	84,221
Topre Corporation	8,900	172,883
Toyo Tire & Rubber Company Limited	18,000	402,953
Toyota Boshoku Corporation	15,600	260,182
Toyota Gosei Company Limited	14,500	284,295
Toyota Industries Corporation	33,000	1,641,358
TPR Company Limited	5,200	125,802
TS Tech Company Limited	9,900	265,802
Unipres Corporation	6,700	125,561
Valeo SA	7,819	982,699
Visteon Corporation †	23,577	2,349,684
Xinyi Glass Holdings Limited	149	67
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	24,500	481,371
Yorozu Corporation	3,500	69,720

		77,548,445

Automobiles: 1.22%
Bajaj Auto	25,817	867,117
Bayerische Motoren Werke AG	30,555	2,819,103
Brilliance China Automotive Holdings Limited	564,000	681,162
BYD Company Limited H Shares †	218,000	890,278
China Motor Company Limited	198,150	134,593
Daihatsu Motor Company Limited	33,100	404,894
Daimler AG	89,801	7,221,196
Dongfeng Motor Group Company Limited H Shares	748,000	752,821
Fiat Chrysler Automobiles NV †	83,018	1,168,210
Ford Motor Company	492,201	6,826,828
Ford Otomotiv Sanayi AS	14,299	144,941
Fuji Heavy Industries Limited	102,800	3,621,128

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	3

Security name	Shares	Value

Automobiles (continued)
Geely Automobile Holdings Limited	1,395,000	$539,997
General Motors Company	158,193	4,657,202
Ghabbour Auto †	25,801	9,259
Great Wall Motor Company Limited H Shares	271,000	723,828
Guangzhou Automobile Group Company Limited H Shares	493,454	347,007
Hero Honda Motors Limited	20,559	741,392
Honda Motor Company Limited	295,000	9,304,904
Honda Motor Company Limited ADR	25	787
Hyundai Motor Company	24,353	3,067,932
Isuzu Motors Limited	105,000	1,196,499
Kia Motors Corporation	43,683	1,798,657
Mahindra & Mahindra Limited	74,466	1,367,665
Mahindra & Mahindra Limited GDR	10,726	200,576
Maruti Suzuki India Limited	20,295	1,272,258
Mazda Motor Corporation	95,000	1,638,120
Mitsubishi Motors Corporation	120,000	921,516
Nissan Motor Company Limited	402,900	3,645,658
Oriental Holdings Bhd	46,320	75,105
Peugeot SA †	32,543	562,379
PT Astra International Tbk	6,419,940	2,707,341
Renault SA	19,824	1,648,170
Sanyang Industry Company Limited †	184,000	115,650
Suzuki Motor Corporation	70,200	2,391,149
Tata Motors Limited †	222,094	1,136,446
Tata Motors Limited ADR †	10,643	269,481
Tata Motors Limited Class A (Differential Voting Rights) †	132,940	475,464
Tesla Motors Incorporated «†	18,400	4,582,704
Thor Industries Incorporated	87,020	4,749,552
Tofas Turk Otomobil Fabrikasi AS	25,253	156,622
Toyota Motor Corporation	467,014	27,704,579
UMW Holdings Bhd	137,800	278,881
Volkswagen AG	3,151	589,434
Yamaha Motor Company Limited	49,900	964,373
Yulon Motor Company Limited	230,929	209,026

		105,581,884

Distributors: 0.14%
Canon Marketing Japan Incorporated	10,300	151,567
D’ieteren SA NV	1,530	56,537
DOSHISHA Company Limited	4,400	83,075
Imperial Holdings Limited	47,334	658,599
Inchcape plc	38,717	433,999
Jardine Cycle & Carriage Limited	21,598	437,761
LKQ Corporation †	159,300	4,777,407
Pacific Brands Limited †	177,242	75,050
Paltac Corporation	4,300	81,116
Pool Corporation	83,300	5,804,344
Uni-Select Incorporated	432	18,976

		12,578,431

4	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Diversified Consumer Services: 0.41%
Apollo Education Group Incorporated †	229,100	$2,545,301
Benesse Corporation	14,400	382,464
DeVry Incorporated	136,000	3,557,760
Educomp Solutions Limited †	5,295	868
Grand Canyon Education Incorporated †	89,820	3,319,747
H&R Block Incorporated	158,711	5,399,348
InvoCare Limited	18,207	150,301
Kaya Limited †	1,401	25,538
Kroton Educacional SA	361,800	865,930
Navitas Limited «	46,793	132,535
New Oriental Education & Technology Group Incorporated †	38,053	779,706
Raffles Education Corporation Limited	55,177	10,949
Service Corporation International	477,702	14,163,864
Sotheby’s «	118,000	4,154,780

		35,489,091

Hotels, Restaurants & Leisure: 2.17%
Accor SA	17,394	825,250
Accordia Golf Company Limited	14,600	147,042
Ajisen China Holdings Limited	200	78
Amax International Holdings Limited †	4,175	431
Amaya Incorporated «†	9,782	203,878
Ardent Leisure Group	59,533	103,798
Aristocrat Leisure Limited	88,978	534,431
Autogrill SpA †	9,260	80,271
Banyan Tree Holdings Limited	13,000	3,547
Berjaya Land Bhd	408,500	66,138
Berjaya Sports Toto Bhd	167,304	117,511
Betfair Group plc	7,093	352,648
Brinker International Incorporated	116,700	6,200,271
Buffalo Wild Wings Incorporated †	36,300	6,885,384
Cafe de Coral Holdings Limited	52,000	165,392
Carnival Corporation	54,000	2,658,420
Carnival plc	20,101	1,024,054
Chipotle Mexican Grill Incorporated †	5,494	3,900,795
Choice Hotels International Incorporated	65,940	3,362,940
Colowide Company Limited	10,000	151,359
Compass Group plc	164,978	2,620,193
Cracker Barrel Old Country Store Incorporated «	45,700	6,589,026
Crown Limited	59,986	488,363
Darden Restaurants Incorporated	70,000	4,760,700
Domino’s Pizza Incorporated	109,000	11,547,460
Doutor Nichires Holdings Company Limited	5,200	80,079
Dunkin Brands Group Incorporated	45,824	2,298,532
Echo Entertainment Group Limited	140,622	492,362
Egyptian Resorts Company †	16,982	2,256
Flight Centre Limited «	11,645	306,708
Formosa International Hotels Corporation	19,491	128,199
Fu Ji Food & Catering Services †	1,669	170

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	5

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Fuji Kyuko Company Limited	10,000	$101,373
Fujita Kanko Incorporated	30,000	96,259
Galaxy Entertainment Group Limited	385,000	1,234,476
Genting Bhd	624,500	1,018,530
Genting Malaysia Bhd	621,815	586,283
Genting Singapore plc	1,113,320	607,531
Grand Korea Leisure Company Limited	4,800	127,026
Great Canadian Gaming Corporation †	676	9,460
Greene King plc	17,051	214,813
H.I.S Company Limited	8,400	287,887
Hilton Worldwide Holdings Incorporated	92,494	2,296,626
Hong Kong & Shanghai Hotels Limited	94,530	107,581
Hotel Properties Limited	32,000	84,363
Hyatt Hotels Corporation Class A †	30,259	1,550,169
Imperial Hotel Limited	6,400	138,152
Intercontinental Hotels Group plc	26,328	992,232
Intralot SA-Integrated Lottery Systems & Services †	4,444	7,580
J D Wetherspoon plc	8,168	94,254
Jack in the Box Incorporated	71,300	5,574,234
Jollibee Foods Corporation	94,580	387,507
Kangwon Land Incorporated	17,620	633,888
Kentucky Fried Chicken (Japan) Limited	100	1,878
Kingston Financial Group Limited «	1,024,000	330,320
Kisoji Company Limited	3,500	61,203
Kuoni Reisen Holding AG	214	44,808
Ladbrokers plc	95,658	146,787
Las Vegas Sands Corporation	67,455	3,118,445
Macau Legend Development Limited «†	840,000	114,890
Magnum Bhd	221,370	137,039
Marriott International Incorporated Class A	36,600	2,586,156
Marriott Vacations Worldwide Corporation	55,033	3,907,893
Marston’s plc	50,669	118,027
McDonald’s Corporation	173,614	16,496,802
McDonald’s Holdings Company Japan Limited «	12,400	273,089
Melco Crown Entertainment Limited ADR «	32,470	572,121
Melco International Development Limited	180,000	279,637
MGM China Holdings Limited	177,200	293,121
MGM Resorts International †	204,100	4,169,763
Millennium & Copthorne Hotels plc	18,690	160,033
Minor International PCL	480,587	355,295
Miramar Hotel & Investment Company Limited	48,000	73,950
Mitchells & Butlers plc †	19,207	106,693
MOS Food Services Incorporated	6,100	135,147
Norwegian Cruise Line Holdings Limited †	83,511	4,810,234
Ohsho Food Service Corporation	1,600	53,582
OPAP SA	58,349	458,335
Oriental Land Company Limited	36,400	2,008,928
Paddy Power plc	3,683	405,022
Panera Bread Company Class A †	13,449	2,397,957
Paradise Company Limited «	11,315	218,120

6	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
PartyGaming plc	58,620	$104,705
Plenus Company Limited	4,100	67,096
Punch Taverns plc †	1,618	3,104
Resorttrust Incorporated	14,700	391,644
Restaurant Brands International Incorporated	19,733	757,162
Restaurant Group plc	15,681	160,377
REXLot Holdings Limited (a)	16,544	939
Round One Corporation	8,500	38,351
Royal Caribbean Cruises Limited	96,470	8,504,795
Royal Holdings Company Limited	5,300	96,789
Saizeriya Company Limited	4,700	109,209
Sands China Limited	395,123	1,371,450
Shangri-La Asia Limited	274,166	269,212
Six Flags Entertainment Corporation	212,119	9,538,991
SJM Holdings Limited	390,000	352,759
SKYCITY Entertainment Group Limited	118,856	292,284
Sodexho Alliance SA	9,330	821,136
St. Marc Holdings Company Limited	2,400	74,038
Starbucks Corporation	270,400	14,793,584
TA Global Bhd	34,080	2,110
Tabcorp Holdings Limited	160,020	527,256
Tattersall’s Limited	233,609	611,792
The Cheesecake Factory Incorporated	86,600	4,699,782
The Wendy’s Company	522,643	4,761,278
Thomas Cook Group plc †	117,612	193,470
Tokyo Dome Corporation	36,000	147,284
Tokyotokeiba Company Limited	32,000	83,408
Transat A.T. Incorporated Class A †	1,458	8,123
TUI AG	12,319	221,180
TUI AG-DI	24,427	433,306
Vail Resorts Incorporated	69,420	7,491,112
Watami Food Service Company «†	3,900	33,102
Whitbread plc	16,280	1,198,370
William Hill plc	82,355	454,946
Wowprime Corporation	12,463	67,226
Wyndham Worldwide Corporation	60,200	4,604,096
Wynn Macau Limited	273,600	422,224
Wynn Resorts Limited	16,437	1,233,597
Yoshinoya D&C Company Limited	11,800	140,450
Yum! Brands Incorporated	80,300	6,405,531
Zensho Company Limited «†	18,000	171,931

		187,742,384

Household Durables: 1.01%
Alpine Electronics Incorporated	7,900	111,298
Altek Corporation	436	275
Amtran Technology Company Limited	169,006	76,878
Arcelik AS	78,008	365,876
Barratt Developments plc	86,863	852,398

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	7

Security name	Shares	Value

Household Durables (continued)
Bellway plc	9,497	$362,726
Berkeley Group Holdings plc	11,306	585,010
Bovis Homes Group plc	9,917	167,851
Casio Computer Company Limited «	43,600	839,381
Chofu Seisakusho Company Limited	3,500	75,754
Coway Company Limited	8,430	601,557
D.R. Horton Incorporated	196,976	5,982,161
Dorel Industries Incorporated Class B	2,467	66,438
Ekornes ASA	800	9,042
Electrolux AB Class B	25,871	730,659
Fleetwood Corporation Limited	5,908	6,853
Foster Electric Company Limited	4,400	86,523
Fujitsu General Limited	11,000	136,281
Garmin Limited	69,900	2,628,939
GUD Holdings Limited	7,917	50,200
Haier Electronics Group Company	262,000	469,907
Harman International Industries Incorporated	36,370	3,554,804
Haseko Corporation	44,800	527,320
Husqvarna AB Class A	1	7
Husqvarna AB Class B	37,065	240,796
Iida Group Holdings Company	25,700	455,344
Jarden Corporation †	101,775	5,225,129
JM AB	8,886	233,433
JVC Kenwood Holdings Incorporated	26,300	57,704
Leggett & Platt Incorporated	79,219	3,518,908
Lennar Corporation Class A	102,600	5,222,340
LG Electronics Incorporated	17,628	663,239
Mohawk Industries Incorporated †	32,400	6,381,828
Newell Rubbermaid Incorporated	158,149	6,662,817
Nikon Corporation «	63,500	814,472
NVR Incorporated †	2,034	3,091,578
Panahome Corporation	18,000	120,114
Panasonic Corporation	360,610	3,978,355
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	1,009,907
Pioneer Corporation †	54,900	99,625
Pulte Homes Incorporated	175,100	3,622,819
Rinnai Corporation	7,000	524,848
Sangetsu Company Limited	13,000	226,684
SEB SA	3,036	282,700
Sekisui Chemical Company Limited	74,000	817,305
Sekisui House Limited	103,000	1,539,881
Sharp Corporation «†	269,000	392,733
Skyworth Digital Holdings Limited	5,619	3,241
Sony Corporation †	207,694	5,416,987
Steinhoff International Holdings Limited	877,868	5,260,528
Sumitomo Foresting Company Limited	31,600	354,485
Takamatsu Corporation	3,600	76,255
Tamron Company Limited	4,000	80,241
Tatung Company Limited †	394,770	62,608

8	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Household Durables (continued)
Taylor Woodrow plc	300,372	$927,834
Techtronic Industries Company Limited	263,500	953,694
Tempur-Pedic International Incorporated †	121,100	8,842,722
Token Corporation	1,340	92,623
TopBuild Corporation †	21,077	668,562
Tupperware Brands Corporation «	26,400	1,352,472
Welling Holding Limited	800	129

		87,563,078

Internet & Catalog Retail: 1.13%
Amazon.com Incorporated †	69,127	35,454,547
Askul Corporation «	4,000	138,574
ASOS plc †	7,672	352,474
CJ O Shopping Company Limited	949	159,832
Ctrip.com International Limited ADR †	40,963	2,721,991
Expedia Incorporated	52,114	5,992,589
Groupon Incorporated †	233,000	1,048,500
GS Home Shopping Incorporated	834	141,027
Home Retail Group plc	62,866	146,728
HSN Incorporated	62,087	3,775,510
Hyundai Home Shopping Network Corporation	1,833	199,146
JD.com Incorporated ADR †	94,785	2,453,036
Liberty Interactive Corporation Series A	255,400	6,906,016
Liberty TripAdvisor Holdings Incorporated Class A †	139,992	3,551,597
Liberty Ventures Series A	66,793	2,653,686
N Brown Group plc	13,911	64,103
Netflix Incorporated †	78,582	9,039,287
Nissen Company Limited †	2,200	3,684
Ocado Group plc †	44,034	231,631
Rakuten Incorporated	156,400	2,236,958
Senshukai Company Limited	7,500	50,728
Shutterfly Incorporated †	73,000	2,836,780
Start Today Company Limited	8,700	265,517
The Priceline Group Incorporated †	9,296	11,607,357
TripAdvisor Incorporated †	59,314	4,146,049
Vipshop Holdings Limited ADR †	89,052	1,602,045

		97,779,392

Leisure Products: 0.40%
Amer Sports Oyj	13,925	381,742
Brunswick Corporation	183,870	9,140,178
Fields Corporation	2,900	39,206
Giant Manufacturing Company Limited	113,687	822,882
Hasbro Incorporated	65,221	4,864,834
Heiwa Corporation	9,000	177,201
Mattel Incorporated	194,995	4,568,733
Merida Industry Limited	47,250	257,046
Mizuno Corporation	17,000	78,245
Namco Bandai Holdings Incorporated	36,000	833,819

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	9

Security name	Shares	Value

Leisure Products (continued)
Polaris Industries Incorporated	32,356	$4,202,074
Sankyo Company Limited	7,900	303,984
Sega Sammy Holdings Incorporated	37,300	393,506
Shimano Incorporated	13,700	1,845,350
Tomy Company Limited	14,100	70,596
Universal Entertainment Corporation	4,400	86,233
Vista Outdoor Incorporated †	121,003	5,658,100
Yamaha Corporation	29,100	666,802

		34,390,531

Media: 1.85%
Agora SA †	4,761	14,122
Aimia Incorporated	16,463	143,407
Altice NV Class A	24,543	700,228
Altice NV Class B †	8,181	256,865
Amalgamated Holdings Limited	22,965	207,720
AMC Networks Incorporated Class A †	30,632	2,217,144
Arnoldo Mondadori Editore SpA †	1,753	1,819
Asatsu-DK Incorporated	5,100	105,462
Astro Malaysia Holdings Bhd	365,200	252,162
Avex Group Holdings Incorporated	7,200	91,815
Axel Springer AG	4,131	250,184
BEC World PCL	121,700	125,621
Cablevision Systems Corporation New York Group Class A	133,600	3,362,712
Charter Communication Incorporated Class A «†	43,048	7,817,947
Cheil Worldwide Incorporated †	13,120	193,015
Cinemark Holdings Incorporated	59,400	2,111,670
Cineplex Incorporated	8,140	296,124
CJ E&M Corporation †	3,006	209,931
Cogeco Cable Incorporated	1,258	63,502
Corus Entertainment Incorporated Class B «	12,391	134,591
CyberAgent Incorporated	9,100	361,043
Cyfrowy Polsat SA †	44,163	264,560
Daiichikosho Company Limited	8,500	322,164
Daily Mail & General Trust plc Class A	23,399	294,786
Dentsu Incorporated	41,000	2,103,518
Discovery Communications Incorporated Class A	28,702	763,473
Discovery Communications Incorporated Class C †	53,048	1,345,297
DISH Network Corporation Class A †	25,770	1,527,388
eSun Holdings Limited †	3,000	271
Eutelsat Communications SA	14,572	439,459
Fairfax Media Limited	382,378	232,662
Fuji Television Network Incorporated	8,900	104,391
Gannett Company Incorporated	58,999	773,477
GFK SE	2,287	89,797
Grupo Televisa SA	670,102	4,094,951
Hakuhodo DY Holdings Incorporated	47,400	474,645
Havas SA	33,703	284,783
Informa plc	60,450	537,084

10	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Media (continued)
Interpublic Group of Companies Incorporated	233,383	$4,406,271
Ipsos	1,688	38,537
ITV plc	319,668	1,227,308
JC Decaux SA	5,375	193,191
Kabel Deutschland Holding AG †	1,781	241,525
Kadokawa Dwango Corporation	4,900	57,999
Lagardere SCA	10,820	294,435
Liberty Broadband Corporation Class A †	47,379	2,580,734
Liberty Broadband Corporation Class C †	123,834	6,628,834
Liberty Global plc Class A	128,126	6,165,423
Liberty Global plc Class C	105,756	4,745,272
Liberty Global plc LiLAC Class A †	6,406	220,174
Liberty Global plc LiLAC Class C †	5,287	175,793
Liberty Media Corporation Class A	52,226	1,945,419
Liberty Media Corporation Class C	98,768	3,577,377
Live Nation Incorporated †	83,055	2,044,814
M6 Metropole Television SA	5,835	112,850
Madison Square Garden Incorporated Class A †	31,600	2,225,904
Mediaset Espana Comunicacion SA	15,943	190,444
Mediaset SpA	67,736	324,715
Meredith Corporation	82,700	3,905,094
Modern Times Group Class B	4,115	111,648
Naspers Limited	124,680	16,163,084
New York Times Company Class A	295,087	3,588,258
News Corporation Class A †	290,218	3,955,671
Nippon Television Network Corporation	10,000	173,465
NOS SGPS	7,553	61,067
Numericable Group SA †	23,192	1,193,112
Omnicom Group Incorporated	31,200	2,089,776
Pearson plc	78,175	1,359,142
ProSiebenSat.1 Media AG	20,366	991,966
PT Media Nusantara Citra Tbk	1,052,000	141,889
Publicis Groupe SA	16,558	1,180,238
Quebecor Incorporated Class B	6,882	147,516
REA Group Limited	7,600	223,427
Regal Entertainment Group Class A «	180,493	3,432,977
RELX NV - Netherlands Exchange	100,662	1,551,477
RELX plc - United Kingdom Exchange	118,539	1,900,835
Rightmove plc	11,307	645,616
RTL Group	1,962	171,289
Schibsted ASA Class A	8,244	269,176
Schibsted ASA Class B †	8,244	257,117
Scripps Networks Interactive Incorporated Class A	49,664	2,636,662
Seat Pagine Gialle SpA †	2	0
SES SA	43,074	1,279,683
Seven West Media Limited - Athens Exchange	254,688	150,436
Shaw Communications Incorporated Class B	37,500	753,363
Shochiku Company Limited	26,000	207,597
Sinclair Broadcast Group Incorporated Class A «	162,974	4,364,444
Singapore Press Holdings Limited	289,000	806,959

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	11

Security name	Shares	Value

Media (continued)
Sirius XM Holdings Incorporated †	517,471	$1,974,152
SKY Network Television Limited	62,990	202,410
Sky Perfect JSAT Holdings Incorporated	30,600	139,074
Sky plc	92,582	1,481,760
SM Entertainment Company †	3,747	139,394
Societe Television Francaise 1 SA	10,997	176,836
Solocal Group †	18,416	6,799
Starz Incorporated Class A †	48,743	1,833,224
Sun TV Network Limited	19,075	98,366
Technicolor	23,402	173,819
TEGNA Incorporated	130,218	3,097,886
Telenet Group Holding NV †	5,930	334,315
Television Broadcasts Limited	55,000	206,515
Thomson Corporation	34,752	1,351,936
Time Incorporated	250,616	5,205,294
Toei Company Limited	16,000	119,305
Toho Company Limited Tokyo	23,300	525,828
Tokyo Broadcasting System Incorporated	5,700	78,188
TV Asahi Corporation	3,800	56,670
TVN SA	35,718	185,214
Twenty-First Century Fox Incorporated Class A	341,489	9,353,384
United Business Media Limited	35,107	265,318
Viacom Incorporated Class B	45,563	1,857,604
Vivendi SA	113,848	2,816,350
Wolters Kluwer NV	33,251	1,054,082
WPP plc	120,952	2,507,468
Yellow Pages Limited †	225	3,090
Zee Entertainment Enterprises Limited	153,249	887,104
Zenrin Company Limited	5,000	64,874

		159,876,052

Multiline Retail: 0.46%
Aeon Company Bhd	165,600	109,611
Canadian Tire Corporation Limited Class A «	7,500	708,042
Debenhams plc	147,783	171,667
Dollar General Corporation	54,600	4,067,154
Dollar Tree Incorporated †	111,986	8,540,052
Dollarama Incorporated	12,916	737,496
Don Quijote Company Limited	18,200	707,073
El Puerto De Liverpool SAB de CV	139,200	1,666,209
Far Eastern Department Stores Company Limited	185,584	89,267
Fuji Company Limited	5,100	124,350
H2O Retailing Corporation	14,100	281,221
Harvey Norman Holdings Limited	101,944	314,860
Hudson’s Bay Company	10,727	186,067
Hyundai Department Store Company Limited	3,673	467,374
Isetan Mitsukoshi Holdings Limited	64,100	1,026,784
Izumi Company Limited	8,900	381,738
J.Front Retailing Company Limited	42,500	690,250

12	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Multiline Retail (continued)
Kintetsu Department Store Company Limited †	27,000	$71,935
Kohl’s Corporation	110,633	5,645,602
Lifestyle International Holdings Limited	119,500	184,723
Lotte Shopping Company Limited	2,095	473,822
Macy’s Incorporated	40,912	2,397,852
Marks & Spencer Group plc	149,257	1,194,417
Marui Company Limited	43,400	525,518
Matsuya Company Limited	9,600	157,657
Metro Holdings Limited	163,200	103,514
Myer Holdings Limited «	106,299	91,534
New World Department Store China Limited	150,000	26,903
Next plc	15,421	1,880,067
Parkson Holdings Bhd †	148,441	37,110
Ryohin Keikaku Company Limited	4,200	933,988
SACI Falabella	339,045	2,079,279
Sears Canada Incorporated †	655	4,107
Sears Holdings Corporation «†	29,801	795,091
Seria Company Limited	3,700	178,538
Shinsegae Company Limited	1,463	309,855
Takashimaya Company Limited	65,000	562,956
Warehouse Group Limited	10,254	16,897
Woolworths Holdings Limited	208,267	1,562,770

		39,503,350

Specialty Retail: 2.55%
ABC-Mart Incorporated	4,200	254,976
Abercrombie & Fitch Company Class A «	41,000	814,260
Adastria Company Limited	3,600	193,607
Advance Auto Parts Incorporated	38,196	6,693,849
Alpen Company Limited	2,900	42,172
American Eagle Outfitters Incorporated «	99,402	1,691,822
AOKI Holdings Incorporated	6,600	79,700
Aoyama Trading Company Limited	8,300	310,133
Asbury Automotive Group Incorporated †	51,980	4,188,029
Ascena Retail Group Incorporated †	414,000	4,996,980
Autobacs Seven Company Limited	16,500	303,638
AutoNation Incorporated †	38,300	2,291,872
AutoZone Incorporated †	5,700	4,081,143
Bed Bath & Beyond Incorporated †	84,996	5,279,102
Best Buy Company Incorporated	172,719	6,345,696
Best Denki Company Limited	8,000	8,446
BIC Camera Incorporated «	22,100	213,645
Cabela’s Incorporated «†	27,600	1,241,172
CarMax Incorporated †	107,100	6,533,100
Chico’s FAS Incorporated	324,095	4,832,256
Chiyoda Company Limited	8,400	234,883
Chow Sang Sang Holdings International Limited	81,000	159,491
Chow Tai Fook Jewellery Company Limited «	230,800	204,592
CST Brands Incorporated	184,837	6,417,541

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	13

Security name	Shares	Value

Specialty Retail (continued)
DCM Japan Holdings Company Limited	27,000	$212,909
Delek Automotive Systems Limited	1,187	12,519
Dick’s Sporting Goods Incorporated	52,407	2,627,163
Dixons Carphone plc	67,062	443,939
DSW Incorporated Class A	134,400	3,990,336
Dufry Group Register Shares †	3,543	476,481
Edion Corporation	14,400	104,762
Esprit Holdings Limited	355,658	298,292
Fast Retailing Company Limited	10,000	4,063,596
Fielmann AG	1,552	102,422
Foot Locker Incorporated	79,035	5,594,888
Fourlis Holdings SA †	1,820	4,289
Futures Lifestyle Fashions Limited	5,607	5,812
Gamestop Corporation Class A «	60,300	2,561,544
Genesco Incorporated †	45,900	2,748,951
GEO Company Limited	10,200	154,891
Giordano International Limited	338,000	184,045
GNC Holdings Incorporated Class A	43,421	2,032,103
Group 1 Automotive Incorporated	42,000	3,670,800
Guess? Incorporated	38,400	849,024
Gulliver International Company Limited «	11,100	98,058
Halfords Group plc	10,381	82,993
Hennes & Mauritz AB Class B	89,703	3,452,072
Hikari Tsushin Incorporated	3,600	239,931
Hotai Motor Company Limited	85,000	935,272
Hotel Shilla Company Limited	5,410	551,177
Howden Joinery Group plc	55,350	409,045
Industria de Diseno Textil SA	106,685	3,560,373
JB Hi-Fi Limited «	17,769	240,261
JIN Company Limited	2,300	107,378
Joshin Denki Company Limited	10,000	78,938
Jumbo SA	9,157	77,067
K’s Holdings Corporation	9,400	300,062
Kingfisher plc	235,574	1,287,621
Kohnan Shoji Company Limited	4,900	64,062
Komeri Company Limited	6,500	144,975
L Brands Incorporated	45,034	3,778,353
Lithia Motors Incorporated Class A	44,800	4,775,680
LOTTE Himart Company Limited	2,142	117,536
Luk Fook Holdings International Limited	65,000	167,741
Lumber Liquidators Holdings Incorporated «†	55,300	835,583
Mr Price Group Limited	65,912	1,186,204
Murphy USA Incorporated †	97,360	4,976,070
Nafco Company Limited	1,400	22,368
Nishimatsuya Chain Company Limited	8,400	75,176
Nitori Company Limited	13,600	1,082,526
O’Reilly Automotive Incorporated †	52,006	12,485,080
OSIM International Limited	55,515	58,031
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	24
Premier Investments Limited	16,893	149,072

14	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Specialty Retail (continued)
Reitman’s Canada Limited Class A	2,386	$10,519
Restoration Hardware Holdings Incorporated «†	69,396	6,417,742
Right On Company Limited	1,000	8,232
RONA Incorporated	10,259	110,731
Ross Stores Incorporated	210,988	10,258,237
Sa Sa International Holdings Limited «	182,000	76,087
Sally Beauty Holdings Incorporated †	65,900	1,722,626
Sanrio Company Limited	11,000	363,385
Shimachu Company Limited	9,900	241,794
Shimamura Company Limited	4,400	406,846
Sports Direct International plc †	23,788	289,831
Staples Incorporated	379,945	5,399,018
Super Cheap Auto Group Limited	27,099	170,094
The Foschini Limited	43,808	495,230
The Home Depot Incorporated	239,077	27,842,907
The Men’s Wearhouse Incorporated	105,142	5,935,266
The TJX Companies Incorporated	124,900	8,782,968
Tiffany & Company	59,100	4,860,975
Tractor Supply Company	70,272	5,994,904
Trinity Limited	202,000	22,155
Truworths International Limited	104,568	693,011
Ulta Salon, Cosmetics and Fragrance Incorporated †	31,800	5,027,262
United Arrows Limited	4,100	161,991
Urban Outfitters Incorporated †	53,713	1,657,583
USS Company Limited	36,600	650,278
WH Smith plc	12,180	280,353
Williams-Sonoma Incorporated	45,500	3,459,365
World Duty Free SpA †	9,260	106,301
Xebio Company Limited	4,100	77,715
Yamada Denki Company Limited	144,300	555,847

		220,968,853

Textiles, Apparel & Luxury Goods: 1.35%
Adidas AG	19,806	1,482,873
ASICS Corporation	30,800	901,885
Belle International Holdings Limited	1,590,000	1,454,584
Billabong International Limited †	56,684	26,220
Burberry Group plc	41,524	899,069
Carter’s Incorporated	28,000	2,752,680
CCC SA	3,479	157,460
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	892,568
Coach Incorporated	164,200	4,967,050
Compagnie Financiere Richemont SA	49,685	3,718,729
Daidoh Limited	1,200	5,028
Daphne International Holdings Limited	130,000	24,993
Deckers Outdoor Corporation †	63,598	4,095,075
Descente Limited	9,000	125,310
Eclat Textile Company Limited	69,371	1,043,678

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	15

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Feng Tay Enterprise Company Limited	91,052	$540,111
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	181,789
Fossil Group Incorporated †	24,510	1,509,326
Fujibo Holdings Incorporated	23,000	43,445
Geox SpA †	950	3,648
Gildan Activewear Incorporated	21,862	686,303
Global Brands Group Holding Limited †	1,128,530	214,055
Gunze Limited	36,000	112,542
HanesBrands Incorporated	199,500	6,006,945
Hermes International	3,019	1,072,738
Hugo Boss AG	2,130	243,559
Iconix Brand Group Incorporated «†	108,256	1,503,676
Jaybharat Textiles & Real Estate Limited †	15,488	5,312
Kate Spade & Company †	66,600	1,262,736
Kering	7,111	1,218,886
Kurabo Industries Limited	43,000	84,060
Li & Fung Limited	1,128,530	744,097
LPP SA	207	427,601
lululemon athletica Incorporated †	52,395	3,353,804
Luxottica Group SpA	12,870	872,302
LVMH Moet Hennessy Louis Vuitton SA	26,096	4,353,013
Makalot Industrial Company Limited	41,663	350,862
Michael Kors Holdings Limited †	102,360	4,448,566
Nike Incorporated Class B	126,000	14,080,500
Onward Kashiyama Company Limited	27,000	170,149
Pacific Textiles Holdings Limited	106,000	151,818
Pandora AS	11,925	1,377,820
Pou Chen Corporation	853,600	1,379,990
Prada SpA	47,800	193,666
Puma AG Rudolf Dassler Sport	229	45,921
PVH Corporation	43,464	5,171,347
Ralph Lauren Corporation	31,817	3,537,732
Ruentex Industries Limited	153,911	245,512
Sanyo Shokai Limited	23,000	78,352
Seiko Holdings Corporation Class C	23,000	136,784
Seiren Company Limited	9,500	106,883
Shenzhou International Group Holdings Limited	201,000	1,015,368
Skechers U.S.A. Incorporated Class A †	81,200	11,428,088
Stella International	100,000	246,708
Steven Madden Limited †	106,550	4,353,633
Tainan Spinning Company Limited	361,640	150,609
Texwinca Holdings Limited	100,000	95,225
The Japan Wool Textile Company Limited	13,000	109,160
The Swatch Group AG - Bearer Shares	2,953	1,131,222
The Swatch Group AG - Regular Shares	4,901	363,018
Titan Industries Limited	44,383	225,537
Tod’s SpA	810	74,124
TSI Holdings Company Limited	20,900	161,704
Under Armour Incorporated Class A †	87,192	8,329,452

16	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Unitika Limited †	168,000	$92,844
VF Corporation	59,916	4,339,716
Wacoal Corporation	26,000	334,342
Wolverine World Wide Incorporated	196,980	5,308,611
Youngone Corporation	5,630	291,794
Yue Yuen Industrial Holdings Limited	151,500	542,464

		117,056,671

Consumer Staples: 6.90%

Beverages: 1.60%
Ambev SA	1,384,300	7,286,694
Anadolu Efes Biracilik Ve Malt Sanayii AS	41,874	312,224
Anheuser-Busch InBev NV	75,521	8,259,339
Anheuser-Busch InBev NV Strip VVPR †(a)	6,960	0
Arca Continental SAB de CV	178,900	1,035,211
Asahi Breweries Limited	76,600	2,528,903
Britvic plc	18,843	193,583
Brown-Forman Corporation Class B	78,121	7,663,670
C&C Group plc	40,510	161,377
Carlsberg AS Class B	10,130	764,546
Carlsberg Brewery Malaysia Bhd	27,300	76,050
Coca-Cola Amatil Limited	99,451	594,504
Coca-Cola East Japan Company Limited	8,300	150,206
Coca-Cola Enterprises Incorporated	125,519	6,462,973
Coca-Cola Femsa SA	171,700	1,232,070
Coca-Cola HBC AG - London Exchange	17,518	359,404
Coca-Cola Icecek Uretim AS	15,881	196,446
Coca-Cola West Japan Company Limited	14,900	306,640
Compania Cervecerias Unidas SA	59,871	663,509
Constellation Brands Incorporated Class A	85,459	10,938,752
Cott Corporation	9,100	96,077
Davide Campari-Milano SpA	22,742	169,963
Diageo plc	237,194	6,296,754
Dr Pepper Snapple Group Incorporated	112,185	8,607,955
Fomento Economico Mexicano Sab de CV	635,400	5,659,663
Fraser & Neave Holdings	12,000	52,000
Guinness Anchor Bhd	33,500	103,052
Heineken Holding NV	9,870	688,904
Heineken NV	20,410	1,614,668
Hite Jinro Company Limited	6,516	121,753
ITO EN Limited «	11,400	269,779
Kirin Brewery Company Limited	142,900	2,100,448
Lotte Chilsung Beverage Company Limited	132	255,016
Molson Coors Brewing Company Class B	94,142	6,410,129
Monster Beverage Corporation †	74,222	10,276,778
PepsiCo Incorporated	179,819	16,710,580
Pernod Ricard SA	18,977	1,991,513
Remy Cointreau SA «	1,992	118,159
SABMiller plc	91,828	4,303,394

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	17

Security name	Shares	Value

Beverages (continued)
Sapporo Holdings Limited	76,000	$296,515
Suntory Beverage & Food Limited	20,064	848,998
Takara Holdings Incorporated	39,000	262,820
Thai Beverage PCL	2,812,000	1,414,918
The Coca-Cola Company	477,474	18,774,278
Treasury Wine Estates Limited	114,523	485,742
Tsingtao Brewery Company Limited H Shares	70,000	344,127
United Spirits Limited †	17,882	889,715

		138,349,799

Food & Staples Retailing: 1.40%
Aeon Company Limited	139,200	2,090,842
Ain Pharmaciez Incorporated	4,400	202,153
Alimentation Couche-Tard Incorporated Class B	39,729	1,683,560
ARCS Company Limited	9,300	183,645
Axfood AB	6,336	107,321
Big C Supercenter PCL ADR	174,400	965,780
Bim Birlesik Magazalar AS	67,584	1,171,567
Booker Group plc	194,495	504,086
C.P. Seven Eleven PCL	1,232,200	1,753,165
Carrefour SA	63,872	2,077,113
Casey’s General Stores Incorporated	73,910	7,824,113
Casino Guichard Perrachon SA	5,420	343,028
Cawachi Limited	2,100	33,916
Cencosud SA	443,098	914,437
China Resources Enterprise Limited	407,836	1,281,386
Cocokara Fine Incorporated	4,000	160,515
Colruyt SA	6,243	304,778
Cosmos Pharmaceutical Corporation	1,800	230,874
Costco Wholesale Corporation	80,727	11,305,816
Dairy Farm International Holdings Limited	52,200	339,300
Delhaize Group SA	10,066	902,629
Distribuidora Internacional SA	61,010	367,369
Dongsuh Company Incorporated	12,182	461,428
E-MART Company Limited	3,311	639,665
Empire Company Limited Class A	4,972	333,180
Eurocash SA	15,296	168,517
FamilyMart Company Limited	10,400	482,105
George Weston Limited	5,500	455,769
Heiwado Company Limited	8,100	171,441
Hyundai Greenfood Company Limited	13,680	315,759
ICA Gruppen AB	11,898	441,811
Inageya Company Limited	5,500	63,332
J Sainsbury plc «	119,290	444,264
Jeronimo Martins SA	20,490	283,962
Kato Sangyo Company Limited	5,600	126,241
Kesko Oyj Class A	1,500	50,244
Kesko Oyj Class B	7,559	272,029
Koninklijke Ahold NV	92,779	1,833,933

18	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Food & Staples Retailing (continued)
Lawson Incorporated	11,100	$792,890
Life Corporation	4,000	117,623
Loblaw Companies Limited	20,909	1,116,015
Magnit OJSC Sponsored GDR	68,877	3,443,506
Massmart Holdings Limited	23,414	202,354
Matsumotokiyoshi Holdings Company Limited	9,100	437,605
Metcash Limited «	174,566	134,789
Metro AG	12,722	371,604
Metro Incorporated	29,037	766,757
Mitsubishi Shokuhin Company Limited	4,200	90,939
OKUWA Company Limited	6,000	45,630
President Chain Store Corporation	194,032	1,297,085
Puregold Price Club Incorporated	289,300	196,209
Rallye SA	2,005	49,026
Rite Aid Corporation †	522,680	4,312,110
Seven & I Holdings Company Limited	124,780	5,444,683
Shoprite Holdings Limited	105,840	1,296,007
Shufersal Limited †	1,882	4,939
Sligro Food Group NV	1,429	56,565
Sonae SGPS SA	93,661	119,396
Sprouts Farmers Market Incorporated «†	72,048	1,467,618
Sugi Pharmacy Company Limited	6,100	294,849
Sun Art Retail Group Limited	518,000	431,775
Sundrug Company Limited	6,600	371,279
Sysco Corporation	76,948	3,067,917
Tesco plc	770,024	2,260,995
The Jean Coutu Group PJC Incorporated Class A	9,211	141,638
The Kroger Company	123,100	4,246,950
Tsuruha Holdings Incorporated	6,600	536,776
United Natural Foods Incorporated †	95,579	4,602,129
United Super Markets Holdings Incorporated	11,000	94,816
UNY Company Limited	43,900	273,028
Valor Company Limited	9,100	255,957
Wal-Mart de Mexico SAB de CV	1,629,328	3,930,028
Wal-Mart Stores Incorporated	188,391	12,194,549
Walgreens Boots Alliance Incorporated	105,841	9,160,539
Welcia Holdings Company	4,800	230,429
Wesfarmers Limited	181,762	5,259,409
Whole Foods Market Incorporated	179,661	5,885,694
William Morrison Supermarkets plc	218,799	565,734
Woolworths Limited	199,634	3,750,636
Yaoko Company Limited	4,600	240,178
Yokohama Reito Company	7,100	58,798

		120,908,526

Food Products: 2.05%
Ajinomoto Company Incorporated	95,000	2,093,393
Alicorp SA †	148,947	213,981
Archer Daniels Midland Company	77,400	3,482,226

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	19

Security name	Shares	Value

Food Products (continued)
Ariake Japan Company Limited	5,600	$233,728
Aryzta AG	9,603	492,543
Associated British Foods plc	34,117	1,676,328
Barry Callebaut AG	233	255,742
Boustead Plantations Bhd	16,100	4,983
BRF Brasil Foods SA	191,200	3,665,152
Bunge Limited	81,678	5,917,571
CALBEE Incorporated	17,300	662,833
Campbell Soup Company	104,000	4,990,960
Charoen Pokphand Food PCL	866,900	459,509
China Agri-Industries Holdings Limited †	700	266
China Culiangwang Beverages Holdings Limited †	48,000	879
China Fishery Group Limited †	36,922	2,067
China Huishan Dairy Holdings Company Limited «	1,506,000	551,873
China Huiyuan Juice Group †	21,500	7,130
China Mengniu Dairy Company	347,000	1,213,373
CJ Cheiljedang Corporation	1,371	455,551
ConAgra Foods Incorporated	248,977	10,377,361
Corbion NV	9,177	201,840
Dairy Crest Group plc	6,886	61,920
Danone SA	57,249	3,558,364
Darling Ingredients Incorporated †	399,400	5,128,296
Dean Foods Company	215,700	3,550,422
Dydo Drinco Incorporated	1,900	84,786
Ebro Puleva SA	6,042	122,244
Elders Limited †	3,653	10,373
Ezaki Glico Company Limited	10,000	501,505
Felda Global Ventures Holdings Bhd	469,000	136,233
Flowers Foods Incorporated	110,450	2,563,545
Fuji Oil Company Limited	13,300	184,303
General Mills Incorporated	73,500	4,171,860
Genting Plantations Bhd	46,000	108,100
Global Bio-Chem Technology Group Company Limited †	179,200	7,399
Golden Agri-Resources Limited	1,248,045	278,611
GrainCorp Limited Class A	43,413	251,793
Grupo Bimbo Sab de CV Series A †	544,700	1,408,391
Hain Celestial Group Incorporated †	202,466	12,322,081
Hokuto Corporation	5,200	94,362
House Foods Corporation	16,400	300,309
Indofood Agri Resources Limited	39,000	13,267
Ingredion Incorporated	40,443	3,491,849
IOI Corporation Bhd	654,346	623,187
Itoham Foods Incorporated	35,000	217,388
J-Oil Mills Incorporated	19,000	61,905
JBS SA	181,023	706,292
Kagome Company Limited	16,000	270,813
KAMEDA SEIKA Company Limited	2,900	121,994
Kellogg Company	30,700	2,034,796
Kerry Group plc Class A - Dublin Exchange	15,076	1,122,479
Keurig Green Mountain Incorporated	23,592	1,335,307

20	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Food Products (continued)
Kewpie Corporation	18,700	$412,762
Khon Kaen Sugar Industry PCL	55,968	5,559
Kikkoman Corporation	32,000	1,030,725
Kuala Lumpur Kepong Bhd	99,100	491,253
Kulim (Malaysia) Bhd	101,600	67,008
Lancaster Colony Corporation	37,569	3,562,668
Lindt & Spruengli AG	10	673,305
Lindt & Spruengli AG - Participation Certificate	96	542,244
Lotte Confectionery Company Limited	228	375,518
Maple Leaf Foods Incorporated	14,491	245,849
Marine Harvest ASA	25,295	305,168
Marudai Food Company Limited	35,000	148,101
Maruha Nichiro Corporation	8,700	130,749
McCormick & Company Incorporated	63,400	5,026,352
Mead Johnson Nutrition Company	39,220	3,072,495
Megmilk Snow Brand Company Limited	9,100	172,790
Meiji Holdings Company Limited	12,600	2,052,625
Mitsui Sugar Company Limited	17,000	70,252
Mondelez International Incorporated Class A	200,211	8,480,938
Morinaga & Company Limited	51,000	272,174
Morinaga Milk Industry Company Limited	43,000	208,908
Nestle India Limited	8,749	785,127
Nestle Malaysia Bhd	10,000	171,810
Nestle SA	300,165	22,140,138
Nestle SA ADR	15	1,105
NH Foods Limited	33,000	762,156
Nichirei Corporation	52,000	318,258
Nippon Flour Mills Company Limited	38,000	242,290
Nippon Suisan Kaisha Limited	41,400	129,765
Nisshin Seifun Group Incorporated	42,400	579,859
Nissin Food Products Company Limited	14,900	707,914
Nong Shim Company Limited	901	280,337
Orion Corporation	539	425,185
Orkla ASA	72,715	536,201
Osem Investment Limited	3,453	65,209
PPB Group Bhd	119,200	435,364
PT Astra Agro Lestari Tbk	71,500	87,149
PT Charoen Pokphand Indonesia Tbk	1,636,000	217,745
PT Indofood CBP Sukses Makmur Tbk	384,000	348,470
PT Indofood Sukses Makmur Tbk	993,924	374,932
Ridley Corporation Limited	11,389	10,131
Riken Vitamin Company Limited	2,000	67,390
Sakata Seed Corporation	5,700	92,293
Saputo Incorporated	25,208	580,573
Showa Sangyo Company Limited	27,000	106,900
Shree Renuka Sugars Limited †	50,603	5,671
Standard Foods Corporation	78,648	178,636
Strauss Group Limited †	1,291	17,600
Suedzucker AG	5,793	84,508
Tate & Lyle plc	44,144	367,145

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	21

Security name	Shares	Value

Food Products (continued)
Thai Union Frozen Products PCL	148,176	$71,928
The Hershey Company	28,600	2,560,272
The Kraft Heinz Company	73,728	5,357,076
The Nisshin Oillio Group Limited	21,000	79,160
Tiger Brands Limited	53,732	1,214,832
Tingyi Holding Corporation	498,000	765,951
Toyo Suisan Kaisha Limited	16,600	623,005
TreeHouse Foods Incorporated †	81,823	6,494,292
Tyson Foods Incorporated Class A	168,809	7,137,245
Uni-President Enterprises Corporation	1,266,925	2,258,472
Unilever plc	111,355	4,482,032
United Plantations Bhd	17,000	105,319
Universal Robina Corporation	238,100	988,263
Viscofan SA	4,011	234,049
Vitasoy International Holdings Limited	188,000	278,966
Want Want China Holdings Limited	2,237,000	1,804,021
Wei Chuan Food Corporation †	140,000	83,907
WH Group Limited †144A	1,847,118	970,029
Wilmar International Limited	474,930	959,251
Yakult Honsha Company Limited	27,300	1,526,737
Yamazaki Baking Company Limited	28,000	472,306

		177,737,880

Household Products: 0.78%
Church & Dwight Company Incorporated	66,600	5,746,248
Colgate-Palmolive Company	153,016	9,610,935
Earth Chemical Company Limited	2,900	110,154
Henkel AG & Company KGaA	11,153	1,024,006
Hindustan Unilever Limited	225,127	2,915,560
Kimberly-Clark Corporation	44,816	4,774,248
Kimberly-Clark de Mexico SAB de CV Class A	424,300	951,820
LG Household & Health Care Limited H Shares	1,529	1,036,785
Lion Corporation «	52,000	455,512
Pigeon Corporation	21,000	556,894
PT Unilever Indonesia Tbk	402,000	1,136,616
PZ Cussons plc	28,166	136,966
Reckitt Benckiser Group plc	61,638	5,445,173
ST Corporation	700	5,959
Svenska Cellulosa AB Class A	7,500	213,324
Svenska Cellulosa AB Class B	56,712	1,617,089
The Clorox Company	66,900	7,437,273
The Procter & Gamble Company	325,868	23,029,092
Uni-Charm Corporation	79,600	1,609,268

		67,812,922

Personal Products: 0.38%
Aderans Company Limited	6,500	47,932
Amorepacific Corporation	5,000	1,600,085
Amorepacific Group	4,680	680,583

22	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Personal Products (continued)
Avon Products Incorporated	277,900	$1,442,301
BaWang International Group Holding Limited †	82,000	6,031
Beiersdorf AG	10,132	838,851
Colgate-Palmolive Company India Limited	6,799	199,935
Dabur India Limited	131,061	538,341
Dr. Ci Labo Company Limited	4,000	71,827
Emami Limited	9,988	179,100
Euglena Company Limited «†	10,800	142,355
FANCL Corporation	7,300	102,002
Godrej Consumer Products Limited	26,964	540,436
Hengan International Group Company Limited	250,000	2,453,210
Herbalife Limited «†	35,900	2,066,763
Kao Corporation	78,800	3,608,674
Kobayashi Pharmaceutical Company Limited	5,600	435,584
Kose Corporation	4,900	485,413
L’Oreal SA	22,921	3,927,568
Mandom Corporation	3,200	116,798
Marico Limited	70,088	427,592
Milbon Company Limited	2,000	71,761
Natura Cosmeticos SA	45,000	293,949
NU Skin Enterprises Incorporated Class A	30,200	1,379,536
Oriflame Holding AG †	2,947	39,474
Pola Orbis Holdings Incorporated	3,800	227,558
Shiseido Company Limited	66,200	1,389,416
The Estee Lauder Companies Incorporated Class A	41,020	3,272,165
Unilever NV	161,087	6,459,597

		33,044,837

Tobacco: 0.69%
Altria Group Incorporated	240,369	12,878,971
British American Tobacco Malaysia Bhd	28,400	420,455
British American Tobacco plc	173,539	9,264,425
Eastern Company	2,662	67,994
Imperial Tobacco Group plc	91,452	4,433,123
ITC Limited	605,692	2,962,629
Japan Tobacco Incorporated	181,400	6,478,090
KT&G Corporation	19,046	1,779,398
Philip Morris International Incorporated	188,943	15,077,651
PT Gudang Garam Tbk	106,500	337,313
Reynolds American Incorporated	50,359	4,217,566
Souza Cruz SA	136,500	998,914
Swedish Match AB	21,840	645,707

		59,562,236

Energy: 5.42%

Energy Equipment & Services: 0.94%
Akastor ASA «	17,388	24,908
Aker Solutions ASA	17,388	72,517
Amec Foster Wheeler plc «	200,685	2,510,569

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	23

Security name	Shares	Value

Energy Equipment & Services (continued)
AMEC plc	31,672	$391,965
Atwood Oceanics Incorporated «	114,700	2,191,917
Baker Hughes Incorporated	49,600	2,777,600
Bourbon SA «	4,428	60,869
Bristow Group Incorporated	66,500	2,464,490
Bumi Armada Bhd	340,600	69,336
Calfrac Well Services Limited	3,918	13,699
Cameron International Corporation †	39,238	2,619,529
CARBO Ceramics Incorporated «	43,100	1,181,802
CGG SP ADR †	689	3,287
China Oilfield Services Limited H Shares	474,000	510,082
Compagnie Generale de Geophysique Veritas «†	16,437	78,630
Core Laboratories NV «	23,384	2,705,061
Diamond Offshore Drilling Incorporated «	38,900	922,319
Dril-Quip Incorporated †	74,310	5,122,931
Enerflex Limited	4,043	38,875
Ensco plc Class A	134,300	2,432,173
Ensign Energy Services Incorporated	11,978	95,780
Ezra Holdings Limited †	377,000	34,733
FMC Technologies Incorporated †	114,404	3,978,971
Fred Olsen Energy ASA †	4,001	18,133
Fugro NV †	7,340	153,448
Halliburton Company	1	39
Helix Energy Solutions Group Incorporated †	236,495	1,643,640
Helmerich & Payne Incorporated	62,900	3,711,729
Hunting plc	13,249	105,312
John Wood Group plc	30,475	298,587
KNM Group Bhd †	14	2
McDermott International Incorporated «†	573,600	2,913,888
Modec Incorporated «	3,100	41,245
Mullen Group Limited	6,400	92,964
Nabors Industries Limited	169,100	1,951,414
Noble Corporation plc «	141,853	1,846,926
Oceaneering International Incorporated	49,268	2,158,924
Oil States International Incorporated †	25,100	712,087
Pason Systems Incorporated	10,745	167,431
Patterson-UTI Energy Incorporated	75,179	1,223,914
Petrofac Limited	25,283	346,067
Petroleum Geo-Services ASA	19,980	89,317
Precision Drilling Corporation	20,412	98,367
Prosafe ASA	26,130	69,808
Rowan Companies plc Class A	71,700	1,288,449
Saipem SpA «†	23,203	223,530
Sapurakencana Petroleum Bhd	640,922	262,473
Savanna Energy Services Corporation	11,539	15,437
SBM Offshore NV †	17,972	214,782
Schlumberger Limited	230,905	17,865,120
Schoeller-Bleckmann Oilfield Equipment AG	1,839	100,499
Seacor Holdings Incorporated †	36,000	2,322,360
Seadrill Limited «	33,756	252,998

24	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Energy Equipment & Services (continued)
Shawcor Limited Class A	4,528	$100,844
Shinko Plantech Company Limited	7,600	61,873
Subsea 7 SA †	26,952	229,370
Technip SA	10,664	581,099
Tecnicas Reunidas SA	2,168	104,405
Tenaris SA	45,222	587,637
TGS Nopec Geophysical Company ASA «	10,707	207,091
Tidewater Incorporated «	19,940	357,524
Toyo Kanetsu K. K.	23,000	40,789
Transocean Limited «	41,000	583,430
Trican Well Service Limited	16,245	22,720
Trinidad Drilling Limited	7,400	15,524
U.S. Silica Holdings Incorporated «	104,550	2,101,455
Unit Corporation †	111,300	1,691,760
Weatherford International plc †	394,556	4,004,743
WorleyParsons Limited	36,573	195,464

		81,376,661

Oil, Gas & Consumable Fuels: 4.48%
Advantage Oil & Gas Limited †	8,522	47,481
AET&D Holdings No. 1 Limited (a)	20,314	0
Afren plc «†(a)	100,824	0
Altagas Limited	11,048	303,744
Anadarko Petroleum Corporation	94,000	6,728,520
Antero Resources Corporation «†	28,700	741,608
Apache Corporation	45,800	2,071,992
ARC Resources Limited «	29,540	444,133
Athabasca Oil Corporation †	28,194	34,289
Australian Worldwide Exploration Limited †	77,909	51,563
Bankers Petroleum Limited †	23,555	42,075
Banpu PCL	142,000	81,607
Bayan Resources Group †	170,500	98,902
Baytex Energy Corporation «	11,349	65,648
Beach Petroleum Limited	249,773	119,093
BG Group plc	307,585	4,694,405
Bharat Petroleum Corporation Limited	64,424	855,950
Birchcliff Energy Limited †	4,522	23,648
Bonavista Energy Corporation	16,745	52,058
BP plc	1,741,095	9,631,517
Brightoil Petroleum Holdings Limited «†	514,000	169,121
Cabot Oil & Gas Corporation	213,454	5,052,456
Cairn Energy plc †	48,348	112,472
California Resources Corporation	707,066	2,743,416
Caltex Australia Limited	41,964	952,054
Cameco Corporation - Toronto Exchange	37,200	523,390
Canadian Natural Resources Limited - Toronto Exchange	103,154	2,324,807
Canadian Oil Sands Limited	45,830	268,236
Carrizo Oil & Gas Incorporated †	94,200	3,431,706
Cenovus Energy Incorporated	72,271	1,047,589

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	25

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Incorporated †	111,833	$6,950,421
Chesapeake Energy Corporation «	74,832	584,438
Chevron Corporation	229,016	18,548,006
China Coal Energy Company H Shares «	929,962	434,379
China Petroleum & Chemical Corporation H Shares	7,833,600	5,215,628
China Shenhua Energy Company Limited H Shares	1,109,500	1,924,075
Cimarex Energy Company	46,500	5,138,715
CNOOC Limited	4,913,000	6,092,081
Coal India Limited	351,411	1,936,659
Coal of Africa Limited †	38,864	1,936
Columbia Pipeline Group Incorporated	178,587	4,528,966
Concho Resources Incorporated †	60,728	6,568,340
Connacher Oil and Gas Limited †	28	22
ConocoPhillips Company	149,356	7,340,847
CONSOL Energy Incorporated «	132,200	2,013,406
Continental Resources Incorporated †	19,734	633,461
Corridor Resources Incorporated †	1,363	559
Cosan SA Industria e Comercio	23,400	117,108
Cosmo Oil Company Limited †	129,000	201,105
Crescent Point Energy Corporation «	49,703	637,722
Crew Energy Incorporated †	7,839	26,634
Delek Group Limited	312	73,541
Diamondback Energy Incorporated †	29,700	2,028,213
DNO ASA «†	102,500	118,022
Ecopetrol SA Sponsored ADR «	63,212	662,462
Empresas Copec SA	168,585	1,661,859
Enbridge Income Fund Holdings Incorporated	5,200	130,711
Enbridge Incorporated	77,200	3,190,456
Encana Corporation	70,534	527,021
Energen Corporation	45,126	2,346,552
Energy Absolute PCL Class A	511,600	291,160
Energy Fuels Incorporated †	1,133	3,927
Energy XXI (Bermuda) Limited «	224,500	426,550
Enerplus Corporation	20,247	128,968
Eni SpA	247,150	4,057,477
EnQuest plc - United Kingdom Exchange †	56,296	29,155
EOG Resources Incorporated	102,496	8,026,462
EQT Corporation	75,600	5,883,192
Esso Thailand PCL †	26,300	3,669
Establissements Maurel et Prom †	5,783	30,461
Exxaro Resources Limited «	30,766	157,355
Exxon Mobil Corporation	502,152	37,781,916
Formosa Petrochemical Corporation	593,590	1,329,995
Galp Energia SGPS SA	20,077	211,709
Gazprom ADR	1,577,489	6,956,726
Gibson Energy Incorporated	11,458	168,961
Golar LNG Limited (a)	2,733	106,502
Gran Tierra Energy Incorporated †	23,505	58,423
Grupa Lotos SA - Warsaw Exchange †	14,414	114,138
GS Holdings Corporation	8,189	321,606

26	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Gulf Keystone Petroleum Limited «†	88,919	$41,616
Gulfport Energy Corporation †	59,100	2,117,553
Hess Corporation	30,100	1,789,445
Hidili Industry International Development Limited †	88,000	4,996
HollyFrontier Corporation	110,786	5,191,432
Husky Energy Incorporated	26,600	473,729
Idemitsu Kosan Company Limited	21,600	370,230
Igas Energy plc †	2,782	1,121
Imperial Oil Limited «	23,700	836,778
Indian Oil Corporation Limited	99,929	623,025
Inpex Holdings Incorporated	177,600	1,790,137
Inter Pipeline Limited «	28,473	610,321
IRPC PCL	974,221	103,279
Itochu Enex Company Limited	6,000	51,866
Ivanhoe Energy Incorporated †(a)	426	0
Japan Petroleum Exploration Company	7,300	214,963
JX Holdings Incorporated	409,900	1,585,368
Karoon Gas Australia Limited †	31,102	42,607
Keyera Corporation	14,048	431,178
Kinder Morgan Incorporated	214,584	6,954,667
Koninklijke Vopak NV	6,083	250,652
Kunlun Energy Company Limited	780,000	551,532
Laredo Petroleum Incorporated «†	59,637	607,701
Lightstream Resources Limited	12,979	5,623
Long Run Exploration Limited	449	154
Lubelski Wegiel Bogdanka SA «	8,893	110,104
LUKOIL ADR - London Exchange	110,894	4,182,922
LUKOIL OAO ADR	27,399	1,057,875
Lundin Petroleum AB †	23,462	306,508
Marathon Oil Corporation	88,361	1,527,762
Marathon Petroleum Corporation	67,838	3,209,416
Meg Energy Corporation †	12,100	108,712
Mitsuuroko Holdings Company Limited	10,000	48,831
MOL Hungarian Oil & Gas plc	18,943	939,883
Mongolia Energy Corporation Limited †	69,250	2,234
Murphy Oil Corporation	97,000	3,007,000
Neste Oil Oyj	15,503	398,037
New Hope Corporation Limited	33,755	42,879
New Zealand Oil and Gas Limited	18,645	5,318
Newfield Exploration Company †	80,900	2,694,779
Niko Resource Limited †	5,137	293
Nippon Gas Company Limited	8,800	289,619
Noble Energy Incorporated	79,674	2,661,908
NovaTek OAO	6,672	633,000
NovaTek OAO Sponsored GDR	27,002	2,586,792
NuVista Energy Limited †	3,905	16,889
Oasis Petroleum Incorporated «†	57,000	636,120
Occidental Petroleum Corporation	94,085	6,869,146
Oil & Natural Gas Corporation Limited	582,446	2,096,718
Oil India Limited	23,455	158,584

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	27

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Oil Search Limited	194,808	$942,719
OMV AG	14,891	381,655
Ophir Energy plc †	50,585	75,178
Origin Energy Limited	183,516	1,078,749
PA Resources AB †	1,136	107
Pacific Exploration and Production Corporation «	30,807	104,438
Paladin Energy Limited «†	284,174	39,435
Paramount Resources Limited Class A †	12,300	131,639
Parkland Fuel Corporation	7,600	131,192
Paz Oil Company Limited	173	25,128
PBF Energy Incorporated Class A	194,922	5,832,066
Peabody Energy Corporation «	173,000	467,100
Pembina Pipeline Corporation «	37,455	1,039,151
Pengrowth Energy Corporation «	42,515	62,370
Penn West Petroleum Limited «	42,170	33,015
PetroChina Company Limited H Shares	6,464,000	5,371,341
Petroleo Brasileiro SA †	943,645	2,763,297
Petronas Dagangan Bhd	54,000	272,057
Petronet LNG Limited	37,495	100,090
Peyto Exploration & Development Corporation «	13,213	313,151
Phillips 66	66,908	5,290,416
Pioneer Natural Resources Company	27,800	3,421,068
Polish Oil & Gas	592,108	1,064,742
Polski Koncern Naftowy Orlen SA	100,002	1,955,309
PrairieSky Royalty Limited	13,744	287,918
Premier Oil plc †	62,107	100,354
PT Adaro Energy Tbk	4,031,000	170,708
PT Indika Energy Tbk †	202,500	3,301
PT Indo Tambangraya Megah Tbk	86,500	57,564
PT Tambang Batubara Bukit Asam Tbk	159,500	66,411
PTT Exploration & Production PCL	388,971	862,692
PTT PCL - Bangkok Exchange	239,900	1,793,645
QEP Resources Incorporated	95,600	1,342,224
Questerre Energy Corporation Class A †	8,414	1,349
Range Resources Corporation	81,945	3,164,716
Reliance Industries Limited	439,691	5,661,249
Reliance Industries Limited GDR 144A	2,006	52,357
Repsol YPF SA	94,191	1,348,159
Rosneft OJSC GDR	256,180	941,103
Royal Dutch Shell plc Class A - Amsterdam Exchange	54,758	1,430,480
Royal Dutch Shell plc Class A - London Exchange	316,943	8,243,617
Royal Dutch Shell plc Class B	228,377	5,980,336
S-Oil Corporation	8,742	443,475
SandRidge Energy Incorporated «†	255,550	136,234
Santos Limited	176,930	645,930
Saras SpA †	12,269	31,198
Sasol Limited	156,208	5,005,550
Semgroup Corporation Class A	83,788	4,608,340
Seven Generations Energy Limited Class A †	16,242	169,630
Showa Shell Sekiyu KK	37,700	322,472

28	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
SK Energy Company Limited †	9,812	$828,762
SM Energy Company	34,400	1,262,480
SOCO International plc	30,069	71,057
Southwestern Energy Company †	72,317	1,174,428
Spectra Energy Corporation	81,449	2,367,722
Spyglass Resources Corporation	2,042	256
Statoil ASA	99,008	1,482,912
Stone Energy Corporation †	130,200	738,234
Storm Resources Limited †	281	889
Suncor Energy Incorporated	136,487	3,865,541
Surgutneftegas SP ADR	257,109	1,342,109
Targa Resources Corporation	22,499	1,486,284
Tatneft ADR	78,690	2,235,583
Teekay Corporation	94,414	3,470,659
Tesoro Corporation	74,100	6,817,941
Thai Oil PCL	104,800	150,571
The Williams Companies Incorporated	84,900	4,092,180
TonenGeneral Sekiyu KK	53,000	528,973
Total SA	224,589	10,283,785
Touchstone Exploration Incorporated †	3,067	501
Tourmaline Oil Corporation †	13,128	332,291
TransCanada Corporation	66,600	2,323,609
Transglobe Energy Corporation	11,093	38,112
Tullow Oil plc	85,595	293,163
Tupras Turkiye Petrol Rafinerileri AS †	43,221	1,115,314
Ultra Petroleum Corporation «†	64,200	546,984
Ultrapar Participacoes SA	138,300	2,420,388
Valero Energy Corporation	63,266	3,754,204
Veresen Incorporated «	41,157	425,147
Vermilion Energy Incorporated «	9,494	328,927
Washington H. Soul Pattinson & Company Limited	25,619	247,223
Western Refining Incorporated	43,500	1,871,370
White Energy Company Limited «†	56,094	9,980
Whitecap Resources Incorporated	23,314	201,136
Whitehaven Coal Limited «†	113,230	93,876
Whiting Petroleum Corporation †	103,785	2,006,164
Woodside Petroleum Limited	112,217	2,576,259
World Fuel Services Corporation	145,689	5,630,880
WPX Energy Incorporated †	128,282	937,741
Yanchang Petroleum International Limited †	280,000	8,418

		387,804,957

Financials: 23.76%

Banks: 8.79%
Abu Dhabi Commercial Bank PJSC	442,233	963,208
Affin Holdings Bhd	93,730	50,882
Agricultural Bank of China Limited H Shares	7,519,000	3,036,686
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	548,661	1,285,733

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	29

Security name	Shares	Value

Banks (continued)
Alior Bank SA †	10,058	$233,926
Alliance Financial Group Bhd	96,700	86,570
Alpha Bank AE †	1,140,516	107,506
AMMB Holdings Bhd	186,100	208,255
Aozora Bank Limited	186,000	681,189
Associated Banc-Corp	365,605	6,712,508
Australia & New Zealand Banking Group Limited	464,375	9,230,097
Axis Bank Limited	367,572	2,807,592
Banca Carige SpA †	332	617
Banca Monte dei Paschi di Sien SpA †	340,385	715,417
Banca Piccolo Credito Valtellinese Scarl †	9,849	13,671
Banca Popolare dell’Emilia Romagna Scarl	38,724	331,990
Banca Popolare dell’Etruria e del Lazio †(a)	258	0
Banca Popolare di Milano Scarl	484,767	514,879
Banca Popolare di Sondrio Scarl	27,109	133,971
Banco Bilbao Vizcaya Argentaria SA	577,747	5,357,061
Banco Bradesco SA	217,504	1,509,541
Banco Comercial Portugues SA †	3,424,278	242,081
Banco Continental Peru	43,597	43,102
Banco de Brasil SA	363,485	1,787,031
Banco de Chile	6,398,907	660,975
Banco de Credito del Peru Class C	7,368	8,195
Banco de Credito e Inversiones	10,160	442,607
Banco de Sabade SA	418,172	891,579
Banco Itau Holding Financeira SA	64,448	445,865
Banco Popolare Societa Cooperativa †	39,538	679,711
Banco Popular Espanol SA	151,188	648,254
Banco Santander Brasil SA	131,500	523,223
Banco Santander Central Hispano SA	1,210,712	7,417,962
Banco Santander Central Hispano SA ADR «	87,065	530,226
Banco Santander Chile SA	22,027,452	1,063,747
Bancolombia SA ADR «	36,000	1,242,000
BancorpSouth Incorporated	208,136	4,945,311
Bangkok Bank PCL	31,000	142,265
Bangkok Bank PCL - Non-voting	76,900	352,910
Bank BPH SA †	309	3,232
Bank Handlowy w Warszawie SA	8,631	199,846
Bank Hapoalim Limited	105,587	535,691
Bank Leumi Le - Israel Exchange †	148,085	539,987
Bank Millennium SA †	93,393	147,165
Bank of America Corporation	1,277,045	20,866,915
Bank of Ayudhya PCL	470,600	400,427
Bank of Baroda	81,560	226,675
Bank of China Limited H Shares	20,705,100	9,457,494
Bank of Communications Limited H Shares	6,354,350	4,788,279
Bank of East Asia Limited	278,896	959,036
Bank of Hawaii Corporation	104,617	6,492,531
Bank of India	22,645	48,424
Bank of Ireland †	2,392,830	953,216
Bank of Kyoto Limited	60,000	651,792

30	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Banks (continued)
Bank of Montreal	62,035	$3,347,891
Bank of Nova Scotia	111,405	5,099,429
Bank of Queensland Limited	58,049	523,405
Bank of the Philippine Islands	347,596	629,153
Bank of the Ryukyus Limited	7,500	106,529
Bank of Yokohama Limited	210,000	1,285,965
Bank Pekao SA	43,062	1,835,519
Bank Zachodni WBK SA †	6,822	547,429
Bankia SA	318,040	384,369
Bankinter SA	39,803	300,149
BankUnited Incorporated	246,378	8,780,912
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	145,140
Barclays Africa Group Limited «	90,379	1,184,320
Barclays plc	1,415,118	5,677,384
BDO Unibank Incorporated	350,788	739,252
Bendigo Bank Limited	73,124	570,865
Berner Kantonalbank AG	648	121,603
BNP Paribas SA	98,106	6,194,748
BOC Hong Kong Holdings Limited	659,000	2,227,831
BOK Financial Corporation	15,062	953,123
Branch Banking & Trust Corporation	194,127	7,167,169
BS Financial Group Incorporated	42,203	495,981
CaixaBank SA	209,253	906,380
Canadian Imperial Bank of Commerce «	38,100	2,800,159
Canadian Western Bank	8,239	154,685
Canara Bank	13,142	56,571
Capitec Bank Holdings Limited	15,169	552,358
Cathay General Bancorp	179,409	5,315,889
Chang Hwa Commercial Bank	1,918,943	931,869
Chiba Bank Limited	142,000	1,036,582
China Banking Corporation	155,580	141,467
China CITIC Bank H Shares †	2,621,000	1,606,409
China Construction Bank H Shares	24,487,990	17,220,475
China Development Financial Holding Corporation	4,863,338	1,403,576
China Merchants Bank Company Limited H Shares	1,435,022	3,418,108
China Minsheng Banking Corporation Limited H Shares	2,085,780	2,021,175
Chong Hing Bank Limited	5,771	12,867
CIMB Group Holdings Bhd	760,541	905,406
CIT Group Incorporated	89,742	3,898,392
Citigroup Incorporated	369,144	19,741,821
City National Corporation	27,300	2,396,394
Comerica Incorporated	100,609	4,426,796
Commerce Bancshares Incorporated	47,189	2,114,539
Commercial International Bank	155,635	996,217
Commerzbank AG †	110,488	1,238,850
Commonwealth Bank of Australia	274,364	14,659,457
Corpbanca	35,444,248	331,694
Credicorp Limited	17,248	1,896,935
Credit Agricole d’Ile de France «	154	13,415
Credit Agricole SA	111,138	1,507,164

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	31

Security name	Shares	Value

Banks (continued)
Credito Emiliano SpA	1,169	$9,399
CTBC Financial Holding Company Limited	5,185,071	3,123,537
Cullen Frost Bankers Incorporated	31,053	2,007,887
Dah Sing Banking Group Limited	36,901	69,707
Dah Sing Financial Holdings Limited	32,795	178,996
Danske Bank AS	76,789	2,378,244
DBS Group Holdings Limited	288,837	3,635,410
Dexia SA †	39,586	2,132
DGB Financial Group Incorporated	34,107	299,905
DnB Nor ASA	85,061	1,217,463
E.SUN Financial Holding Company Limited	1,504,012	903,720
East West Bancorp Incorporated	81,820	3,306,346
EnTie Commercial Bank	238,977	122,294
Erste Bank Der Oesterreichischen Sparkassen AG †	26,833	799,589
Eurobank Ergasias SA †	2,511,462	101,457
Far Eastern International Bank	616,661	200,904
Fifth Third Bancorp	96,500	1,922,280
First Financial Holding Company Limited	1,781,002	862,146
First Gulf Bank PJSC	306,590	1,197,813
First Horizon National Corporation	557,220	8,096,407
First Niagara Financial Group Incorporated	199,145	1,842,091
First Republic Bank	79,458	4,792,112
FirstMerit Corporation	380,546	6,834,606
FNB Corporation PA	398,716	5,007,873
Fukuoka Financial Group Incorporated	139,000	691,360
Fulton Financial Corporation	412,840	5,020,134
Getin Noble Bank SA «†	246,433	57,432
Glacier Bancorp Incorporated	183,118	4,762,899
Grupo Elektra SA de CV	16,094	277,998
Grupo Financiero Banorte SAB de CV	858,900	4,111,554
Grupo Financiero Inbursa SAB de CV	637,564	1,346,659
Grupo Financiero Santander SAB de CV Class B	551,179	862,673
Gunma Bank Limited	75,000	501,712
Hana Financial Group Incorporated	47,314	1,088,092
Hancock Holding Company	181,732	5,103,035
Hang Seng Bank Limited	137,700	2,450,156
HDFC Bank Limited	245,309	3,791,542
HDFC Bank Limited ADR	4,473	254,916
Higashi-Nippon Bank Limited	24,000	88,093
Hokuhoku Financial Group Incorporated	219,000	494,956
Hong Leong Bank Bhd	97,760	304,453
Hong Leong Financial Group Bhd	68,900	229,010
HSBC Holdings plc	1,846,477	14,696,946
Hua Nan Financial Holdings Company Limited Class C	1,733,735	820,615
Huishang Bank H Shares	2,143,000	962,270
Huntington Bancshares Incorporated	456,996	4,985,826
IBERIABANK Corporation	76,800	4,677,120
ICICI Bank Limited	728,975	3,047,494
ICICI Bank Limited ADR	21,140	184,341
Indusind Bank Limited	81,278	1,049,125

32	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Banks (continued)
Industrial & Commercial Bank of China Limited H Shares	24,486,442	$14,470,604
Industrial Bank of Korea	44,220	493,514
Industrial Development Bank of India Limited	65,269	59,795
ING Bank Slaski SA	7,363	247,939
ING Groep NV	364,202	5,576,568
International Bancshares Corporation	132,240	3,391,956
Intesa Sanpaolo RSP	86,693	286,400
Intesa Sanpaolo SpA	1,335,380	4,876,111
Investors Bancorp Incorporated	194,700	2,293,566
Israel Discount Bank Limited Class A †	70,341	130,309
Itausa Investimentos Itau SA	58,216	117,984
Jimoto Holdings Incorporated	34,300	59,696
Joyo Bank Limited	119,000	637,036
JPMorgan Chase & Company	450,193	28,857,371
Jyske Bank AS †	7,244	404,928
Kansai Urban Banking Corporation	7,600	84,504
Kasikornbank PCL - Bangkok Exchange	145,600	735,210
Kasikornbank PCL - Non-voting	182,700	919,999
KB Financial Group Incorporated	63,082	1,909,394
KBC Groep NV	30,404	2,018,754
KeyCorp	481,113	6,610,493
Kiatnakin Finance	6,000	5,398
King’s Town Bank	212,000	145,955
Komercni Banka AS	5,312	1,210,583
Kotak Mahindra Bank Limited	234,016	2,294,219
Krung Thai Bank PCL ADR	937,725	476,122
Kwangju Bank †	5,204	34,407
Laurentian Bank of Canada	1,861	68,493
Lloyds Banking Group plc	4,992,846	5,928,487
M&T Bank Corporation	77,717	9,189,258
Malayan Banking Bhd	750,573	1,565,481
Masraf Al Rayan	100,153	1,199,272
MB Financial Incorporated	156,041	5,139,991
mBank SA †	3,102	299,853
Mega Financial Holding Company Limited	3,199,187	2,399,194
Metropolitan Bank & Trust Company	288,101	516,227
Mitsubishi UFJ Financial Group Incorporated	2,289,770	15,111,519
Mitsubishi UFJ Financial Group Incorporated ADR	440	2,922
Miyazaki Bank Limited	34,000	113,020
Mizrahi Tefahot Bank Limited	8,324	96,956
Mizuho Financial Group Incorporated	4,020,100	8,246,784
National Australia Bank Limited	426,774	9,466,757
National Bank of Abu Dhabi PJSC	354,945	1,005,017
National Bank of Canada	30,600	1,007,130
National Bank of Greece SA †	398,640	232,614
National Bank of Greece SA ADR †	486	311
Natixis	85,430	542,598
Nedbank Group Limited «	43,668	777,124
Nishi-Nippon City Bank Limited	144,000	400,280
Nordea Bank AB	282,459	3,343,065

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	33

Security name	Shares	Value

Banks (continued)
North Pacific Bank Limited	60,600	$243,930
OTP Bank	66,278	1,278,139
Oversea-Chinese Banking Corporation Limited	552,105	3,494,063
PacWest Bancorp	55,300	2,357,992
People’s United Financial Incorporated	180,841	2,803,036
Piraeus Bank SA †	433,121	41,798
PKO Bank Polski SA	235,464	1,854,553
PNC Financial Services Group Incorporated	63,902	5,822,750
Popular Incorporated †	236,747	6,950,892
PrivateBancorp Incorporated	161,900	6,127,915
Prosperity Bancshares Incorporated	138,570	7,159,912
PT Bank Central Asia Tbk	4,214,500	3,869,541
PT Bank Danamon Indonesia Tbk	786,234	197,818
PT Bank Mandiri Persero Tbk	3,037,712	1,967,486
PT Bank Negara Indonesia Persero Tbk	2,701,500	951,774
PT Bank Pan Indonesia Tbk †	506,500	38,754
PT Bank Rakyat Indonesia Tbk	3,377,500	2,554,159
Public Bank Bhd	324,251	1,389,647
Punjab National Bank	87,525	190,718
Qatar National Bank	47,674	2,343,700
Raiffeisen Bank International AG «†	3,869	52,403
Regions Financial Corporation	776,512	7,446,750
Resona Holdings Incorporated	346,000	1,751,761
RHB Capital Bhd	197,954	305,415
Royal Bank of Canada	137,200	7,648,410
Royal Bank of Scotland Group plc †	119,543	617,822
Sberbank of Russia ADR	555,515	2,694,248
Sberbank Sponsored ADR	137,254	680,780
Senshu Ikeda Holdings Incorporated	45,180	198,258
Seven Bank Limited	119,800	511,869
Shiga Bank	52,000	265,930
Shimizu Bank Limited	1,000	26,313
Shinhan Financial Group Company Limited	75,949	2,539,660
Shinsei Bank Limited	305,000	659,133
Shizuoka Bank Limited	105,000	1,108,591
Siam Commercial Bank PCL	437,100	1,731,572
Signature Bank †	26,400	3,524,136
Sinopac Financial Holdings Company Limited	2,142,395	737,485
Skandinaviska Enskilda Banken AB Class A	159,842	1,860,670
Sociedad Matriz Banco de Chile Class B	1,087,348	293,466
Societe Generale SA	75,627	3,687,803
St. Galler Kantonalbank Class A	210	78,534
Standard Bank Group Limited	370,798	4,086,002
Standard Chartered plc	193,527	2,271,799
State Bank of India	370,260	1,377,718
State Bank of India Limited GDR 144A	3,576	134,636
Sumitomo Mitsui Financial Group Incorporated	230,184	9,424,946
Sumitomo Mitsui Financial Group Incorporated ADR	494	4,051
Sumitomo Mitsui Trust Holdings Incorporated	618,000	2,554,886

34	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Banks (continued)
SunTrust Banks Incorporated	63,600	$2,567,532
Suruga Bank Limited	37,600	721,389
SVB Financial Group †	27,046	3,382,914
Svenska Handelsbanken AB Class A	140,664	2,101,819
Swedbank AB Class A	92,146	2,105,013
Sydbank AG	8,747	332,976
Synovus Financial Corporation	316,775	9,639,463
Ta Chong Bank Limited †	403,291	169,815
Taishin Financial Holdings Company Limited	3,331,892	1,167,432
Taiwan Business Bank †	842,576	212,353
Taiwan Cooperative Financial Holdings	1,882,400	798,412
TCF Financial Corporation	405,698	6,296,433
Texas Capital Bancshares Incorporated †	87,400	4,707,364
Thanachart Capital PCL	15,516	12,769
The 77 Bank Limited	73,000	432,936
The Aichi Bank Limited - Tokai	1,900	101,241
The Akita Bank Limited - Akita	37,000	111,090
The Aomori Bank Limited	40,000	123,397
The Awa Bank Limited	49,000	279,688
The Bank of Iwate Limited	3,600	159,162
The Bank of Nagoya Limited	35,000	133,955
The Bank of Okinawa Limited	4,000	158,205
The Bank of Saga Limited	25,000	56,502
The Chiba Kogyo Bank Limited	4,700	26,595
The Chugoku Bank Limited	33,000	489,685
The Daisan Bank Limited	49,000	76,389
The Daishi Bank Limited	76,000	325,352
The Ehime Bank Limited	27,000	57,236
The Eighteenth Bank Limited	34,000	98,717
The Fukui Bank Limited	32,000	64,932
The Hachijuni Bank Limited	81,000	559,888
The Higo Bank Limited	41,000	235,716
The Hiroshima Bank Limited	99,000	560,185
The Hokkoku Bank Limited	58,000	222,461
The Hokuetsu Bank Limited	48,000	95,814
The Hyakugo Bank Limited	49,000	236,442
The Hyakujushi Bank Limited	60,000	208,356
The Iyo Bank Limited	51,300	575,477
The Juroku Bank Limited	69,000	282,295
The Kagoshima Bank Limited	37,000	235,609
The Kanto Tsukuba Bank Limited	15,600	57,518
The Keiyo Bank Limited	55,000	289,438
The Kiyo Bank Limited	15,200	233,075
The Michinoku Bank Limited	27,000	47,660
The Minato Bank Limited	79,000	152,481
The Musashino Bank Limited	6,600	232,185
The Nanto Bank Limited	51,000	162,800
The Ogaki Kyoritsu Bank Limited	68,000	241,184
The Oita Bank Limited	32,000	134,615
The San-in Godo Bank Limited	30,000	267,744

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	35

Security name	Shares	Value

Banks (continued)
The Shikoku Bank Limited	41,000	$84,547
The Tochigi Bank Limited	22,000	117,771
The Toho Bank Limited	57,000	230,849
The Towa Bank Limited	58,000	54,060
Tisco Financial Group PCL	6,820	7,515
TMB Bank PCL	5,991,165	394,452
Tokyo TY Financial Group Incorporated	4,800	133,031
Tomony Holdings Incorporated	27,500	109,333
Toronto-Dominion Bank	176,262	7,031,187
Trustmark Corporation	152,167	3,504,406
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	646,636	1,639,753
Turkiye Halk Bankasi AS	227,219	870,526
Turkiye Is Bankasi Class C	315,808	528,463
Turkiye Vakiflar Bankasi Tao	219,660	290,586
Umpqua Holdings Corporation	525,531	8,781,623
UniCredit SpA	539,724	3,530,949
Unione di Banche SpA	86,182	673,096
United Bankshares Incorporated «	146,193	5,470,542
United Overseas Bank Limited	239,421	3,288,316
US Bancorp	217,878	9,227,133
Valiant Holding AG	1,769	199,656
Valley National Bancorp	508,549	4,810,874
VTB Bank OJSC «	437,100	909,168
Webster Financial Corporation	216,841	7,671,835
Wells Fargo & Company (l)	562,784	30,013,271
Westpac Banking Corporation	510,578	11,300,274
Wintrust Financial Corporation	108,500	5,533,500
Woori Bank	46,055	355,123
Yamagata Bank Limited	33,000	136,372
Yamaguchi Financial Group	42,000	518,959
Yamanashi Chou Bank Limited	35,000	171,485
Yapi Ve Kredi Bankasi AS «	184,289	227,330
Yes Bank Limited	56,788	588,981
Zions Bancorporation	118,200	3,427,800

		761,804,865

Capital Markets: 1.74%
3i Group plc	93,011	701,924
Aberdeen Asset Management plc	107,379	525,461
Affiliated Managers Group Incorporated †	27,186	5,068,558
AGF Management Limited Class B	6,067	28,776
Allied Properties (Hong Kong) Limited	297,208	62,509
Ameriprise Financial Incorporated	34,500	3,887,115
Apollo Investment Corporation	1	7
Ashmore Group plc «	39,880	160,762
Azimut Holding SpA	9,036	199,348
Bank of New York Mellon Corporation	135,456	5,391,149
BCP Capital SAA (a)	112	87

36	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Capital Markets (continued)
BHF Kleinwort Benson Group SA †	1,117	$6,903
BlackRock Incorporated	23,374	7,069,934
Brait SE	75,105	822,294
Brewin Dolphin Holding plc	23,817	103,575
Canaccord Financial Incorporated	5,064	23,827
Capital Securities Corporation	362,713	92,306
Charles Schwab Corporation	145,100	4,408,138
China Cinda Asset Management Company Limited H Shares	3,330,000	1,237,463
CI Financial Corporation «	21,303	509,258
CITIC Securities Company Limited H Shares	182,000	364,937
Close Brothers Group plc	13,950	319,168
Coronation Fund Managers Limited	69,712	388,301
Credit Suisse Group AG	132,898	3,567,685
Daewoo Securities Company Limited	41,552	435,633
Daiwa Securities Group Incorporated	249,000	1,729,763
Deutsche Bank AG	127,306	3,753,555
Dundee Corporation Class A †	3,983	31,395
E*TRADE Financial Corporation †	151,700	3,988,193
Eaton Vance Corporation	68,200	2,364,494
EFG International AG	1,432	16,444
Egyptian Financial Group-Hermes Holding Company †	57,952	63,577
Federated Investors Incorporated Class B	55,014	1,705,434
Financial Engines Incorporated «	99,300	3,223,278
Financiere de Tubize «	2,881	178,586
Franklin Resources Incorporated	71,620	2,906,340
GAM Holding AG	21,185	391,199
GIMV NV	1,389	65,932
Goldman Sachs Group Incorporated	73,143	13,794,770
Grupo BTG Pactual	71,900	586,834
Guoco Group Limited	14,000	152,373
Haitong Securities Company Limited H Shares	1,127,600	1,626,643
Hargreaves Lansdown plc	24,237	418,406
Henderson Group plc	106,112	422,378
Hyundai Securities Company Limited	27,692	172,321
ICAP plc	54,134	377,215
Ichiyoshi Securities Company Limited	7,400	64,274
IGM Financial Incorporated	10,400	297,628
Intermediate Capital Group plc	35,724	292,731
Invesco Limited	248,062	8,461,395
Investec Limited	52,895	430,495
Investec plc	47,156	386,769
IOOF Holdings Limited	40,299	256,962
Iwai Securities Company Limited	1,000	12,249
JAFCO Company Limited	5,300	231,699
Janus Capital Group Incorporated	340,296	5,063,604
Julius Baer Group Limited	19,658	957,226
Jupiter Fund Management plc	46,400	317,769
Kabu.com Securities Company Limited	18,800	61,563
Korea Investment Holdings Company Limited	9,034	533,142
Kyokuto Securities Company Limited	4,800	70,554

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	37

Security name	Shares	Value

Capital Markets (continued)
Legg Mason Incorporated	59,200	$2,624,336
LPL Financial Holdings Incorporated «	40,688	1,636,471
Macquarie Group Limited	50,952	2,753,221
Macquarie Korea Infrastructure Fund	44,095	295,644
Man Group plc	173,995	430,130
Masterlink Securities Corporation	135,223	34,080
Matsui Securities Company Limited	24,800	215,608
Mediobanca SpA	44,444	446,362
Mercantile Investment Company Limited †	5,857	542
Mirae Asset Securities Company Limited	5,831	192,518
Mito Securities Company Limited	3,000	10,269
MLP AG	1,057	4,740
Monex Beans Holdings Incorporated	39,100	101,592
Morgan Stanley	181,452	6,251,021
NH Investment & Securities Company Class C	32,427	266,215
Nomura Holdings Incorporated	597,800	3,777,577
Northern Trust Corporation	26,100	1,822,824
NorthStar Asset Management Group Incorporated	462,899	7,776,703
Okasan Holdings Incorporated	33,000	204,149
Partners Group Holding AG	1,488	480,658
Perpetual Trustees Australia Limited	7,563	232,189
Pioneers Holding †	11,002	10,861
Platinum Asset Management Limited	43,875	211,384
President Securities Corporation	352,468	126,206
Rathbone Brothers	6,015	200,753
Ratos AB Class B	21,869	135,228
Raymond James Financial Incorporated	76,607	4,059,405
Richemont SA	1,457	31,277
Samsung Securities Company Limited	13,029	497,917
SBI Holdings Incorporated	33,816	411,700
Schroders plc	11,497	500,684
Schroders plc - Non-Voting	4,395	150,327
Stifel Financial Corporation †	133,452	6,218,863
T. Rowe Price Group Incorporated	50,900	3,658,692
TD Ameritrade Holding Corporation	161,030	5,388,064
Tokai Tokyo Securities Company Limited	40,900	273,263
Tullett Prebon plc	11,401	66,008
UBS Group AG	326,047	6,756,035
UOB-Kay Hian Holdings Limited	52,955	53,666
Value Partners Group Limited	67,000	60,429
Verwaltungs-und Privat-Bank AG	62	5,279
Virtus Investment Partners Incorporated	1	115
Vontobel Holdings AG	3,142	165,445
Waterland Financial Holdings	701,197	167,455
Yuanta Financial Holding Company Limited	2,385,425	956,780
Yuanta Securities Korea Company Limited †	7,124	25,117

		150,470,110

38	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Consumer Finance: 0.42%
Acom Company Limited †	65,700	$297,516
Aeon Financial Service Company Limited	16,900	384,183
Aiful Corporation †	54,100	209,287
American Express Company	160,389	12,305,044
Capital One Financial Corporation	67,200	5,224,800
Credit Saison Company Limited	25,526	511,636
Discover Financial Services	55,326	2,972,666
Hitachi Capital Corporation	8,400	202,387
Hong Leong Singapore Finance Limited	46,000	76,936
International Personal Finance plc	23,636	144,207
J Trust Company Limited	11,400	96,853
Jaccs Company Limited	22,000	88,918
Mahindra & Mahindra Financial Services Limited	51,709	196,529
Navient Corporation	231,408	2,959,708
Orient Corporation †	93,000	151,887
Portfolio Recovery Associates Incorporated «†	92,224	4,914,617
Provident Financial plc	12,082	546,925
Samsung Card Company Limited	9,337	286,169
Santander Consumer USA Holdings Incorporated †	58,400	1,311,664
Shriram Transport Finance Company Limited	46,998	574,828
SLM Corporation †	244,100	2,069,968
Synchrony Financial «†	14,908	491,219

		36,017,947

Diversified Financial Services: 1.23%
Ackermans & Van Haaren NV	2,400	356,036
ASX Limited	5,334	149,712
Ayala Corporation	69,362	1,095,189
Bajaj Auto Limited	5,564	132,619
Bank of Greece	900	8,887
Berkshire Hathaway Incorporated Class B †	219,052	29,361,730
BM&F Bovespa SA	566,694	1,684,464
Bolsas y Mercados Espanoles	6,793	264,891
Bursa Malaysia Bhd	59,100	115,949
CBOE Holdings Incorporated	41,900	2,650,594
Century Leasing System Incorporated	11,100	342,884
Chailease Holding Company Limited	274,560	441,342
Challenger Financial Services Group Limited	104,111	529,748
Corporation Financiera Alba	1,616	76,144
D.Carnegie & Company AB †	1	6
Deutsche Boerse AG	18,044	1,615,595
ECM Libra Bhd †(a)	46,763	0
Element Financial Corporation †	24,304	347,675
Eurazeo	3,667	238,254
Exor SpA	5,847	268,813
Fimalac	158	13,565
First Pacific Company Limited	479,650	312,544
FirstRand Limited	996,648	3,976,776
FNFV Group	36,681	530,774

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	39

Security name	Shares	Value

Diversified Financial Services (continued)
Fubon Financial Holding Company Limited	2,259,579	$3,882,176
Fuyo General Lease Company Limited	4,100	160,300
Goldin Financial Holdings Limited «†	440,000	751,685
Groupe Bruxelles Lambert SA	7,755	602,633
GT Capital Holdings Incorporated	19,520	530,389
Haci Omer Sabanci Holding AS	362,072	1,082,372
Hankook Tire Worldwide Company Limited	3,596	52,294
Hong Kong Exchanges & Clearing Limited	180,699	4,248,148
IBJ Leasing Company Limited	6,500	134,413
IG Group Holdings plc	37,974	422,466
Industrivarden AB Class A	18,200	343,964
Industrivarden AB Class C	13,675	249,077
Intercontinental Exchange Incorporated	21,083	4,815,568
Investment AB Kinnevik Class B	21,989	621,541
Investor AB Class A	17,400	613,501
Investor AB Class B	40,618	1,462,843
Japan Exchange Group Incorporated	45,200	1,409,296
Japan Securities Finance Company Limited	17,700	96,212
Leucadia National Corporation	184,711	3,963,898
London Stock Exchange Group plc	29,389	1,136,455
Lundbergforetagen AB Class B	5,095	245,482
MarketAxess Holdings Incorporated	71,200	6,437,904
Metro Pacific Investments Corporation	2,050,000	219,298
Mitsubishi UFJ Lease & Finance Company Limited	85,100	411,338
Moody’s Corporation	90,696	9,279,108
Onex Corporation	8,400	511,432
ORIX Corporation	209,600	2,824,980
Pargesa Holding SA	2,020	123,919
Power Finance Corporation Limited	84,672	285,509
Reliance Capital Limited	23,714	112,193
Remgro Limited	125,787	2,399,792
Ricoh Leasing Company Limited	4,800	134,417
RMB Holdings Limited	252,615	1,279,254
Rural Electrification Corporation Limited	59,789	227,778
Singapore Exchange Limited	152,000	782,056
SNS REAAL NV «†(a)	4,259	0
Sofina SA	2,215	256,013
The NASDAQ OMX Group Incorporated	66,900	3,424,611
TMX Group Limited	2,056	76,029
Voya Financial Incorporated	127,448	5,490,460
Wendel	3,495	448,471
Zenkoku Hosho Company Limited	9,000	324,782

		106,388,248

Insurance: 4.43%
ACE Limited	40,236	4,110,510
Admiral Group plc	19,943	474,339
Aegon NV «	189,549	1,166,886
AFLAC Incorporated	54,400	3,187,840

40	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Insurance (continued)
Ageas NV	24,124	$988,083
AIA Group Limited	1,929,000	10,665,434
Alleghany Corporation †	8,500	3,993,215
Allianz AG	42,233	6,741,481
Allianz AG ADR	5	80
Allied World Assurance Company	55,634	2,222,022
American Financial Group Incorporated	41,748	2,883,117
American International Group Incorporated	163,645	9,874,339
Amlin plc	48,663	385,315
AMP Limited	475,526	2,013,528
Arch Capital Group Limited †	70,066	4,784,106
Arthur J. Gallagher & Company	93,993	4,109,374
Aspen Insurance Holdings Limited	35,024	1,607,952
Assicurazioni Generali SpA	129,712	2,376,936
Assurant Incorporated	38,399	2,854,966
Assured Guaranty Limited	93,384	2,358,880
Aviva plc	368,601	2,736,461
AXA SA	176,076	4,440,696
Axis Capital Holdings Limited	60,822	3,406,032
Bajaj Finserv	7,957	216,631
Baloise Holding AG	4,595	562,818
BB Seguridade Participacoes SA	221,952	1,756,448
Beazley plc	46,327	237,934
Brown & Brown Incorporated	68,355	2,191,461
Cathay Financial Holding Company Limited	2,622,719	3,780,598
China Insurance International Holdings Company Limited †	415,000	1,172,702
China Life Insurance Company - Taiwan Exchange	1,220,770	932,387
China Life Insurance Company H Shares	2,257,000	7,804,801
China Pacific Insurance Group Company Limited H Shares	625,000	2,274,179
Cincinnati Financial Corporation	86,034	4,502,159
Clal Insurance Enterprise Holdings Limited †	832	13,431
CNO Financial Group Incorporated	469,600	8,401,144
CNP Assurances	18,792	289,952
Dai-Ichi Mutual Life Insurance Company	184,600	3,368,130
Delta Lloyd NV	14,876	158,034
Direct Line Insurance Group plc	130,127	705,070
Discovery Holdings Limited	93,109	940,980
Dongbu Insurance Company Limited	5,940	267,181
E-L Financial Corporation Limited	200	104,895
Endurance Specialty Holdings Limited	144,178	9,191,348
Erie Indemnity Company Class A	12,600	1,032,822
Euler Hermes SA	1,281	132,248
Everest Reinsurance Group Limited	25,143	4,420,391
Fairfax Financial Holdings Limited	1,900	883,509
First American Financial Corporation	257,579	10,009,520
FNF Group	161,634	5,885,094
Genworth Financial Incorporated Class A †	281,134	1,456,274
Gjensidige Forsikring ASA	20,511	304,728
Great Eastern Holdings Limited	10,000	147,479
Great-West Lifeco Incorporated	23,800	608,387

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	41

Security name	Shares	Value

Insurance (continued)
Grupo Catalana Occidente SA	4,581	$145,324
Hannover Rueckversicherung AG	5,268	535,699
Hanwha Life Insurance Company Limited	51,670	347,306
Harel Insurance Investments & Finances Limited	4,380	20,023
HCC Insurance Holdings Incorporated	55,808	4,312,284
Helvetia Holding AG	513	270,126
Hiscox Limited	26,165	361,352
Hyundai Marine & Fire Insurance Company Limited	14,670	347,292
Industrial Alliance Insurance & Financial Services Incorporated	9,339	298,286
Insurance Australia Group Limited	382,174	1,378,909
Intact Financial Corporation	12,815	886,900
Jardine Lloyd Thompson Group plc	11,879	192,127
KB Insurance Company Limited	12,020	248,479
Kemper Corporation	112,880	3,998,210
Korea Reinsurance Company	11,222	131,884
Lancashire Holdings plc	19,049	190,584
Legal & General Group plc	564,612	2,189,386
Liberty Holdings Limited	27,424	266,378
Lincoln National Corporation	143,053	7,265,662
Loews Corporation	40,300	1,468,935
Manulife Financial Corporation «	194,200	3,155,971
Mapfre SA	59,378	175,240
Markel Corporation †	7,299	6,012,551
Mediolanum SpA	18,175	143,581
Mercury General Corporation	83,322	4,237,757
Meritz Fire & Marine Insurance Company Limited	13,130	171,514
MetLife Incorporated	136,645	6,845,915
Migdal Insurance & Financial Holding Limited	10,202	10,477
MMI Holdings Limited	225,444	477,915
MPHB Capital Bhd †	85	28
MS&AD Insurance Group Holdings Incorporated	84,200	2,657,229
Muenchener Rueckversicherungs Gesellschaft AG	15,459	2,841,492
New China Life Insurance Company Limited H Shares	112,300	439,054
NIB Holdings Limited	69,823	151,553
Old Mutual plc	447,204	1,373,842
Old Mutual plc - Johannesburg Exchange	360	1,079
Old Republic International Corporation	149,285	2,345,267
PartnerRe Limited	26,857	3,717,277
People’s Insurance Company Group of China Limited H Shares	2,502,000	1,184,810
Phoenix Group Holdings	18,917	244,852
PICC Property & Casualty Company Limited H Shares	1,448,435	2,751,074
Ping An Insurance (Group) Company of China Limited H Shares	1,427,000	6,987,652
Power Corporation of Canada	32,500	711,462
Power Financial Corporation «	24,500	602,258
Powszechny Zaklad Ubezpieczen SA	18,206	2,077,132
Primerica Incorporated	119,891	5,094,169
Principal Financial Group Incorporated	154,893	7,798,863
ProAssurance Corporation	127,398	6,144,406
Prudential Financial Incorporated	55,062	4,443,503
Prudential plc	241,947	5,264,576

42	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Insurance (continued)
QBE Insurance Group Limited	216,170	$2,030,654
Rand Merchant Insurance Holdings Limited	276,245	874,558
Reinsurance Group of America Incorporated	37,439	3,402,456
RenaissanceRe Holdings Limited	26,485	2,700,146
RLI Corporation	70,924	3,695,850
RSA Insurance Group plc	97,743	770,931
Sampo Oyj Class A	45,762	2,209,670
Samsung Fire & Marine Insurance Company Limited	5,879	1,339,582
Samsung Life Insurance Company	15,067	1,252,239
Sanlam Limited	488,659	2,350,770
Santam Limited	1	16
SCOR SE	17,098	603,225
Shin Kong Financial Holding Company Limited	3,485,718	827,076
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	15,129
Sompo Japan Nipponkoa Holdings Incorporated	65,000	2,156,927
Sony Financial Holdings Incorporated	27,600	517,692
St. James’s Place plc	47,271	664,080
Stancorp Financial Group Incorporated	100,033	11,374,752
Standard Life plc	184,742	1,179,588
Storebrand ASA †	21,988	75,568
Sun Life Financial Incorporated	57,400	1,824,618
Suncorp Group Limited	209,986	1,917,271
Swiss Life Holding AG	2,683	628,388
Swiss Reinsurance AG	32,594	2,800,322
Symetra Financial Corporation	217,920	6,857,942
T&D Holdings Incorporated	112,500	1,516,734
Taiwan Life Insurance Company Limited †	118,227	111,374
The Allstate Corporation	51,927	3,026,306
The Chubb Corporation	28,458	3,438,011
The Hanover Insurance Group Incorporated	101,959	8,044,565
The Hartford Financial Services Group Incorporated	237,345	10,906,003
The Progressive Corporation	311,785	9,341,079
The Travelers Companies Incorporated	38,190	3,801,815
Tokio Marine Holdings Incorporated	120,300	4,838,395
Tong Yang Life Insurance Company	13,010	164,997
Topdanmark AS †	12,150	338,304
Torchmark Corporation	71,331	4,170,010
Tryg A/S	10,915	214,481
Unipol Gruppo Finanziario SpA	73,717	347,762
UnipolSai SpA	197,970	453,635
Unum Group	141,053	4,730,918
Validus Holdings Limited	47,847	2,118,665
Vienna Insurance Group AG	4,394	144,076
W.R. Berkley Corporation	59,412	3,224,883
White Mountain Insurance Group Limited	3,214	2,311,862
Willis Group Holdings plc	103,700	4,468,433
XL Group plc	174,693	6,514,302
XL Group plc (Shares from Merger) (a)	1,145	41,522
Zurich Insurance Group AG	13,809	3,795,636

		384,185,190

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	43

Security name	Shares	Value

Real Estate Management & Development: 0.97%
Aeon Mall Company Limited	20,800	$350,856
Africa Israel Investments Limited †	1,061	715
Agile Property Holdings Limited	308,250	151,141
Aldar Properties PJSC	857,106	543,713
Alexander & Baldwin Incorporated	86,713	2,933,501
Altisource Portfolio Solutions SA †	37,400	1,006,434
Argosy Property Trust	137,850	96,980
Ascendas India Trust	83,000	52,057
Atrium European Real Estate Limited	10,857	49,110
Atrium Ljungberg AB Class B	1,011	14,163
Ayala Land Incorporated	1,588,900	1,222,100
Brookfield Asset Management Incorporated Class A	79,275	2,495,270
Bukit Sembawang Estates Limited	28,000	94,058
Bund Center Investment Limited	85,000	10,662
Buwog AG	5,071	107,350
C C Land Holdings Limited	511	122
CA Immobilien Anlagen AG	3,951	73,576
Capital & Counties Properties plc	89,133	606,595
CapitaLand Limited	485,500	970,277
Castellum AB	18,738	265,378
Cathay Real Estate Development Company Limited	260,000	100,688
Central Pattana PCL	354,500	445,041
Cheung Kong Property Holding Limited †	450,296	3,154,957
China Overseas Land & Investment Limited	1,392,480	4,078,593
China Resources Land Limited	808,888	2,018,554
China Vanke Company Limited H Shares	359,280	816,835
Chinese Estates Holdings Limited	69,696	162,413
City Developments Limited	83,000	517,041
Colliers International Group	2,138	94,289
Country Garden Holdings Company Limited	2,973,580	1,043,624
Daibiru Corporation	10,800	91,934
Daikyo Incorporated	67,000	105,003
Daito Trust Construction Company Limited	12,800	1,401,048
Daiwa House Industry Company Limited	103,300	2,540,003
DB Realty Limited †	11,179	9,232
Deutsche Euroshop AG	4,842	215,572
Deutsche Wohnen AG	27,669	727,784
DLF Limited	85,755	143,065
Dream Unlimited Class A †	3,983	24,977
Elbit Imaging Limited †	40	49
Emaar Properties PJSC	956,093	1,757,045
Emperor International Holdings Limited	200,000	39,226
Evergrande Real Estate Group Limited «	1,557,000	1,024,600
Fabege AB	13,162	186,407
Far East Consortium International Limited	147,598	59,039
Farglory Land Development Company Limited	52,252	48,500
First Capital Realty Incorporated	7,489	98,992
FirstService Corporation	2,138	68,531
Future Mall Management Limited †	504	115
Gazit Globe Limited	4,376	44,983

44	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Real Estate Management & Development (continued)
Global Logistic Properties Limited	679,000	$1,068,268
Goldcrest Company Limited	3,340	60,141
Goldin Properties Holdings Limited «†	326,000	311,275
Grainger plc	37,054	133,904
Great Eagle Holdings Limited	70,196	218,286
Greentown China Holdings Limited †	122,000	94,608
Guocoland Limited	42,554	58,204
Hang Lung Group Limited	147,000	568,080
Hang Lung Properties Limited	439,000	991,284
Heiwa Real Estate Company Limited	10,100	128,796
Heliopolis Housing	1,417	7,682
Henderson Land Development Company Limited	270,849	1,668,769
Highwealth Construction Corporation	207,600	320,945
HKR International Limited	125,600	56,884
Hong Kong Land Holdings Limited	217,000	1,501,640
Huaku Development Company Limited	62,336	100,585
Hufvudstaden AB Class A	14,497	186,478
Hulic Company Limited	62,900	579,011
Hysan Development Company Limited	117,533	473,162
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG †	101,423	252,776
Immofinanz AG Interim Shares †(a)	19,870	0
Jones Lang LaSalle Incorporated	22,455	3,342,876
K Wah International Holdings Limited	169,116	76,374
Kenedix Incorporated	44,000	155,698
Kerry Properties Limited	145,053	434,220
Kowloon Development Company Limited	45,000	51,271
Kungsleden	25,316	169,700
Land & Houses PCL	456,840	101,322
LEG Immobilien AG	4,572	343,126
Lend Lease Corporation Limited	85,652	849,702
Leopalace21 Corporation †	45,200	219,969
Lifestyle Properties Development Limited †	5,975	1,411
Longfor Properties Company Limited	306,000	369,961
Medinet Nasr Housing †	6,682	18,168
Megaworld Corporation	2,758,000	255,502
Midland Holdings Limited †	56,000	22,544
Mitsubishi Estate Company Limited	217,189	4,673,948
Mitsui Fudosan Company Limited	155,000	4,295,789
Mobimo Holding AG	799	165,231
Multiplan Empreendimentos Imobiliarios SA	19,999	227,085
New World China Land Limited	526,000	318,991
New World Development Limited	707,377	719,238
Nexity SA	1,566	70,019
Nomura Real Estate Holding Incorporated	20,000	375,799
NTT Urban Development Corporation	20,600	192,517
Palm Hills Developments SAE †	75,415	19,937
Polytec Asset Holdings Limited	100,000	13,806
Precinct Properties New Zealand Limited	145,054	106,185
Prelios SpA †	1,105	478

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	45

Security name	Shares	Value

Real Estate Management & Development (continued)
Prince Housing & Development Corporation	265,310	$75,265
PSP Swiss Property AG	3,653	316,305
PT Bumi Serpong Damai Tbk	2,777,000	317,230
PT Lippo Karawaci Terbuka Tbk	4,995,500	380,440
Radium Life Tech Company Limited	83,339	26,255
Realogy Holdings Corporation †	76,931	3,100,319
Relo Holdings Incorporated	2,000	209,675
Robinsons Land Company	372,100	230,871
Ruentex Development Company Limited	202,996	217,121
Savills plc	10,369	143,678
Shimao Property Holding Limited	283,500	397,995
Shree Precoated Steels Limited †	3,781	112
Sinarmas Land Limited	85,000	34,035
Sino Land Company	670,463	996,604
Sino-Ocean Land Holdings Limited	1,039,500	543,219
SM Prime Holdings Incorporated	2,748,554	1,146,701
SOHO China Limited	374,000	159,733
SP Setia Bhd	247,638	182,191
Sumitomo Real Estate Sales Company Limited	4,700	123,863
Sumitomo Realty & Development Company Limited	77,000	2,604,669
Sun Hung Kai Properties Limited	293,284	3,716,168
Swire Pacific Limited Class A	97,500	1,069,977
Swire Pacific Limited Class B	195,000	395,030
Swire Properties Limited	200,183	612,169
Swiss Prime Site AG	5,716	448,517
The Howard Hughes Corporation †	19,223	2,414,217
Tian An China Investment	224,097	127,228
TMG Holdings LLC	108,625	102,520
TOC Company Limited	13,900	93,786
Tokyo Tatemono Company Limited	34,500	433,687
Tokyu Fudosan Holdings Corporation	83,200	572,350
UEM Land Holdings Bhd	413,675	83,227
United Industrial Corporation Limited	64,177	145,087
United Overseas Land Limited	106,331	471,728
Vonovia SE	29,549	967,729
Wharf Holdings Limited	287,500	1,622,973
Wheelock & Company Limited	145,000	657,641
Wheelock Properties (Singapore) Limited	39,000	41,735
Wing Tai Holdings Limited	88,730	103,441

		83,719,334

REITs: 5.79%
Abacus Property Group	39,747	86,838
Activia Properties Incorporated	44	360,754
Advance Residence Investment Corporation	206	429,043
AEON REIT Investment Corporation	168	188,322
Alexandria Real Estate Equities Incorporated	41,500	3,568,585
Allied Properties REIT	9,500	251,725
American Campus Communities Incorporated	63,500	2,174,875
American Capital Agency Corporation	199,400	3,814,522

46	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

REITs (continued)
American Homes 4 Rent Class A	341,724	$5,460,750
American Tower Corporation	75,248	6,937,113
ANF Immobilier SA	47	1,086
Annaly Capital Management Incorporated	550,753	5,540,575
Apartment Investment & Management Company Class A	88,337	3,182,782
ARMOUR Residential REIT Incorporated	107,770	2,303,045
Ascendas REIT	349,000	551,554
Astro Japan Properties Trust	1,780	6,397
AvalonBay Communities Incorporated	25,200	4,159,512
Befimmo S.C.A. Sicafi	1,008	62,212
Beni Stabili SpA	6,222	4,678
BioMed Realty Trust Incorporated	124,886	2,310,391
Boardwalk REIT	1,855	76,887
Boston Properties Incorporated	29,689	3,366,139
Brandywine Realty Trust	411,594	4,988,519
British Land Company plc	95,683	1,203,970
Bunnings Warehouse Property Trust	74,476	167,483
Camden Property Trust	45,600	3,284,568
Canadian Apartment Properties	5,440	115,780
Canadian REIT	4,006	124,845
CapitaCommerical Trust	360,464	339,759
CapitaMall Trust	468,636	637,668
Care Capital Properties Incorporated †	10,008	318,138
Cathay No.1 REIT	400,000	213,917
CBL & Associates Properties Incorporated	108,068	1,608,052
CDL Hospitality Trusts	121,000	113,192
Champion REIT	571,653	286,931
Charter Hall Group	44,748	141,391
Charter Hall Retail REIT	57,229	163,723
Chimera Investment Corporation	118,454	1,659,541
Cofinimmo SA	2,555	268,274
Colony Financial Incorporated Class A	269,927	5,860,115
Columbia Property Trust Incorporated	287,535	6,147,498
Comforia Residential REIT Incorporated	72	131,843
Cominar REIT	20,000	246,732
Communications Sales & Leasing Incorporated	274,276	5,512,948
Corporate Office Properties Trust	228,700	4,809,561
Corrections Corporation of America	66,600	1,956,708
Cousins Properties Incorporated	484,687	4,444,580
Cromwell Group	285,800	208,474
Crown Castle International Corporation	63,146	5,265,745
CubeSmart REIT	395,111	9,992,357
CYS Investments Incorporated	357,516	2,792,200
DA Office Investment Corporation «	41	192,766
Daiwa House REIT Investment Corporation	57	207,811
Daiwa House Residential Investment Corporation	144	268,675
DCT Industrial Trust Incorporated	201,205	6,460,693
DDR Corporation	169,388	2,589,943
Derwent Valley Holdings plc	8,130	450,240
Dexus Property Group	143,410	752,166

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	47

Security name	Shares	Value

REITs (continued)
DiamondRock Hospitality	455,581	$5,357,633
Douglas Emmett Incorporated	326,255	9,014,426
Duke Realty Corporation	195,078	3,523,109
DuPont Fabros Technology Incorporated	148,600	3,972,078
EastGroup Properties Incorporated	61,675	3,330,450
Emlak Konut Gayrimenkul Yati	469,570	401,756
EPR Properties	131,240	6,678,804
Equinix Incorporated	29,098	7,849,767
Equity Commonwealth †	298,486	7,668,105
Equity Lifestyle Properties Incorporated	158,750	8,851,900
Equity Residential	44,100	3,142,125
Essex Property Trust Incorporated	34,009	7,299,012
Eurocommercial Properties NV	3,156	140,067
Extra Space Storage Incorporated	61,200	4,496,976
Federal Realty Investment Trust	34,401	4,440,481
Federation Centres	633,196	1,275,238
Fibra Uno Administracion SAB de CV	718,045	1,543,296
Fonciere des Regions	3,503	292,341
Fortune REIT	246,000	240,602
Frontier Real Estate Investment Corporation	90	361,158
Fukuoka REIT Corporation	100	155,648
Gaming and Leisure Properties Incorporated	51,200	1,584,128
Gecina SA	2,316	292,116
General Growth Properties Incorporated	75,100	1,906,038
Geo Group Incorporated	170,695	5,125,971
Global One Real Estate Investment Corporation	36	108,681
GLP J-REIT	383	358,880
Goodman Group	247,832	1,075,855
Goodman Property Trust	181,257	136,708
GPT Group	268,424	857,698
Granite Real Estate Investment Trust	4,243	124,039
Great Portland Estates plc	28,410	361,186
Growthpoint Properties Limited	698,432	1,377,886
H&R REIT	11,358	178,278
Hammerson plc	65,021	626,585
Hankyu REIT Incorporated	115	114,682
Hatteras Financial Corporation	218,198	3,541,354
HCP Incorporated	60,504	2,242,278
Health Care REIT Incorporated	44,884	2,843,401
Healthcare Realty Trust Incorporated	229,675	5,259,558
Healthcare Trust of America Incorporated Class A	299,313	7,186,505
Heiwa Real Estate REIT Incorporated	149	105,081
Home Properties Incorporated	110,527	8,202,209
Hospitality Properties Trust	92,521	2,379,640
Host Hotels & Resorts Incorporated	428,300	7,593,759
Hulic REIT Incorporated	121	140,228
ICADE	3,119	223,474
Ichigo Real Estate Investment Corporation	189	132,044
Industrial & Infrastructure Fund Investment Corporation	64	266,062
ING Office Fund	109,870	301,028

48	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

REITs (continued)
Intu Properties plc	87,770	$435,026
Invesco Mortgage Capital Incorporated	278,078	3,781,861
Invincible Investment Corporation	360	204,594
Iron Mountain Incorporated	105,925	3,001,915
Japan Excellent Incorporated	231	249,797
Japan Hotel REIT Investment Corporation	503	311,173
Japan Logistics Fund Incorporated	162	293,440
Japan Prime Realty Investment Corporation	149	483,619
Japan Real Estate Investment Corporation	203	853,961
Japan Rental Housing Investment Incorporated	139	88,971
Japan Retail Fund Investment Corporation	385	710,075
Kenedix Realty Investment	52	232,474
Kenedix Residential Investment Corporation	43	104,170
Keppel REIT	206,614	143,497
Kilroy Realty Corporation	43,795	2,840,544
Kimco Realty Corporation	238,880	5,506,184
Kite Realty Group Trust	193,700	4,553,887
Kiwi Property Group Limited	195,913	162,662
KLCC Property Holdings Bhd	105,300	175,500
Klepierre	21,292	937,077
Lamar Advertising Company Class A	41,138	2,194,301
Land Securities Group plc	74,578	1,432,788
LaSalle Hotel Properties	269,152	8,467,522
Lexington Corporate Properties Trust	499,058	4,027,398
Liberty Property Trust	84,532	2,598,514
Mack-Cali Realty Corporation	188,734	3,534,988
Mapletree Logistics Trust	301,210	209,196
Medical Properties Trust Incorporated	535,238	6,246,227
Mercialys SA	3,326	74,832
Merlin Properties Socimi SA †	44,472	515,088
MFA Mortgage Investments Incorporated	852,066	6,058,189
MID REIT Incorporated	33	82,204
Mid-America Apartment Communities Incorporated	40,155	3,155,781
Mirvac Group	619,201	771,145
Mori Hills REIT Corporation	189	217,942
Mori Trust Sogo REIT Incorporated	165	285,128
National Retail Properties Incorporated	81,154	2,820,102
Nippon Accommodations Fund Incorporated	76	253,574
Nippon Building Fund Incorporated	231	971,749
Nippon Prologis REIT Incorporated	290	527,447
NIPPON REIT Investment Corporation	47	101,726
Nomura Real Estate Master Fund Incorporated	326	352,258
Nomura Real Estate Office Fund	68	268,388
Nomura Real Estate Residential REIT	25	121,665
NorthStar Realty Finance Corporation	651,934	9,159,673
Omega Healthcare Investors Incorporated	91,274	3,083,236
ORIX JREIT Incorporated	355	448,014
Outfront Media Incorporated	85,220	1,928,529
Parkway Life REIT	64,000	103,412
Pebblebrook Hotel Trust	172,240	6,555,454

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	49

Security name	Shares	Value

REITs (continued)
Piedmont Office Realty Trust Incorporated Class A	89,400	$1,516,224
Plum Creek Timber Company	103,000	3,964,470
Post Properties Incorporated	104,246	5,771,059
Potlatch Corporation	91,622	3,025,358
Premier Investment Corporation «	43	215,647
Prologis Incorporated	66,630	2,531,940
Public Storage Incorporated	25,597	5,151,908
Rayonier Incorporated	72,800	1,674,400
Realty Income Corporation «	130,162	5,816,940
Redefine Properties Limited	1,246,736	1,079,364
Redwood Trust Incorporated	187,934	2,741,957
Regency Centers Corporation	53,283	3,160,215
Retail Properties of America Incorporated Class A	137,529	1,877,271
RioCan REIT	14,088	260,322
RLJ Lodging Trust	314,850	8,670,969
Scentre Group	843,224	2,286,306
Segro plc	78,987	508,579
Sekisui House SI Investment Corporation	125	110,220
Senior Housing Properties Trust	144,289	2,265,337
Shaftesbury plc	24,082	332,585
Shopping Centres Australasia Property Group	113,861	159,628
SIA REIT Incorporated	14	47,577
Simon Property Group Incorporated	58,286	10,451,846
Smart REIT	5,367	119,407
Sovran Self Storage Incorporated	68,468	6,143,634
Spirit Realty Capital Incorporated	253,355	2,432,208
Starhill Global REIT	254,000	138,606
Starwood Property Trust Incorporated	137,300	2,921,744
Stockland Australia	382,733	1,064,974
Strategic Hotel & Resorts Incorporated †	655,500	8,842,695
Sunstone Hotel Investors Incorporated	479,719	6,634,514
Suntec REIT	384,000	416,371
Tanger Factory Outlet Centers Incorporated	182,900	5,786,956
Taubman Centers Incorporated	33,373	2,302,403
The Link REIT	450,655	2,389,910
The Macerich Company	72,650	5,534,477
Tokyu REIT Incorporated	182	213,173
Top REIT Incorporated	29	113,742
Two Harbors Investment Corporation	873,886	8,266,962
UDR Incorporated	153,800	4,967,740
Unibail-Rodamco SE	8,909	2,311,862
United Urban Investment Corporation	457	602,372
Urban Edge Properties REIT	223,624	4,675,978
Vastned Retail NV	1,059	48,360
Ventas Incorporated	40,030	2,202,451
VEREIT Incorporated	520,685	4,238,376
Vornado Realty Trust	21,159	1,844,853
Washington Real Estate Investment Trust «	165,975	4,082,985
Weingarten Realty Investors	70,500	2,230,620
Wereldhave NV	4,146	237,460

50	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

REITs (continued)
Westfield Corporation	311,997	$2,164,819
Weyerhaeuser Company	63,654	1,778,493
WP Carey Incorporated	54,849	3,152,172
WP Glimcher Incorporated	423,769	5,131,843
Yuexiu Real Estate Investment Trust	325,000	171,096

		501,865,190

Thrifts & Mortgage Finance: 0.39%
Capitol Federal Financial Incorporated	305,315	3,679,046
Genworth Mortgage Insurance Canada Incorporated	2,068	47,912
Home Capital Group Incorporated «	4,758	99,457
Housing Development Finance Corporation Limited	476,930	8,510,124
Hudson City Bancorp Incorporated	272,361	2,532,957
MGIC Investment Corporation †	809,574	8,549,101
New York Community Bancorp Incorporated	255,138	4,505,737
Ocwen Financial Corporation «†	72,800	541,632
Paragon Group of Companies plc	26,738	168,959
Washington Federal Incorporated	229,109	5,198,483

		33,833,408

Health Care: 11.10%

Biotechnology: 1.86%
3-D Matrix Limited †	3,100	30,556
Actelion Limited	11,077	1,512,610
Alexion Pharmaceuticals Incorporated †	41,508	7,147,263
Alnylam Pharmaceuticals Incorporated †	141,319	14,543,138
Baxalta Incorporated	62,822	2,208,193
Biogen Idec Incorporated †	42,407	12,607,601
BioMarin Pharmaceutical Incorporated †	82,749	10,694,481
Biota Pharmaceuticals Incorporated †	2,053	4,496
Celgene Corporation †	144,624	17,077,202
Cepheid Incorporated †	137,054	6,680,012
CK Life Sciences International Holdings Incorporated	702,000	59,783
CSL Limited	75,162	4,914,038
Genmab AS †	5,982	537,705
Gilead Sciences Incorporated	270,400	28,410,928
Green Cross Corporation	1,207	201,549
Grifols SA	14,254	584,702
Grifols SA Class B	11,206	344,864
Incyte Corporation †	84,280	9,792,493
Intercept Pharmaceuticals Incorporated †	7,224	1,370,826
ISIS Pharmaceuticals Incorporated †	236,300	11,857,534
Japan Tissue Engineering Company Limited †	3,200	29,008
Medigen Biotechnology Corporation †	29,000	74,158
Medivation Incorporated †	41,000	3,610,460
Mesoblast Limited «†	31,890	75,346
Myriad Genetics Incorporated «†	132,600	4,980,456
NanoCarrier Company Limited †	6,400	53,793
Nicox SA †	1,380	3,003

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	51

Security name	Shares	Value

Biotechnology (continued)
PDL BioPharma Incorporated «	387,668	$2,190,324
Puma Biotechnology Incorporated «†	11,784	1,083,185
Regeneron Pharmaceuticals Incorporated †	13,513	6,938,926
Savient Pharmaceuticals Incorporated †(a)	2,670	0
Seattle Genetics Incorporated †	53,300	2,146,391
Sirtex Medical Limited	15,755	388,852
Takara Bio Incorporated	6,300	63,398
United Therapeutics Corporation †	22,605	3,404,765
Valneva SE - Paris Exchange †	264	1,084
Valneva SE - Vienna Exchange †	847	3,459
Vertex Pharmaceuticals Incorporated †	46,138	5,883,518

		161,510,100

Health Care Equipment & Supplies: 1.59%
Abbott Laboratories	178,594	8,088,522
Align Technology Incorporated †	37,100	2,099,860
Ansell Limited	26,316	414,446
ASAHI INTECC Company Limited	9,200	372,978
Baxter International Incorporated	62,822	2,415,506
bioMerieux SA	1,765	200,040
Biosensors International Group Limited †	247,000	119,907
Boston Scientific Corporation †	778,878	13,038,418
C.R. Bard Incorporated	36,994	7,169,067
Cochlear Limited	10,052	611,124
Coloplast Class B	10,575	720,385
Cooper Companies Incorporated	25,708	4,175,493
DexCom Incorporated †	146,960	13,834,814
DiaSorin SpA	1,623	74,744
Edwards Lifesciences Corporation †	54,991	7,747,132
Elekta AB Class B «	35,308	218,746
Essilor International SA Cie Generale d’Optique	19,946	2,381,489
Fisher & Paykel Healthcare Corporation	89,568	411,569
Fukuda Denshi Company Limited	2,200	112,509
Getinge AB Class B	18,499	411,235
GN Store Nord A/S	17,550	313,461
Golden Meditech Holdings Limited	31,610	4,119
Haemonetics Corporation †	103,692	3,744,318
Halyard Health Incorporated †	107,766	3,388,163
Hogy Medical Company Limited	2,000	97,167
Hoya Corporation	67,400	2,640,461
IDEXX Laboratories Incorporated †	48,674	3,478,731
Intuitive Surgical Incorporated †	6,942	3,547,015
Mindray Medical International Limited ADR	25,317	613,178
Nagaileben Company Limited	8,000	162,197
Nakanishi Incorporated	4,000	157,380
Nihon Kohden Corporation	16,600	331,493
Nikkiso Company Limited	14,000	110,513
Nipro Corporation	22,400	256,269
Olympus Corporation	50,400	1,841,646
Paramount Bed Holdings Company Limited	3,500	104,796

52	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
ResMed Incorporated	74,951	$3,892,955
Sirona Dental Systems Incorporated †	109,881	10,480,450
Smith & Nephew plc	83,542	1,490,910
Sonova Holding AG	4,488	584,533
St. Jude Medical Incorporated	34,745	2,460,293
St. Shine Optical Company Limited	12,000	119,130
Straumann Holding AG	989	296,449
Sysmex Corporation	27,300	1,657,343
Teleflex Incorporated	82,090	10,737,372
Terumo Corporation	58,900	1,610,537
Thoratec Corporation †	106,530	6,692,215
Varian Medical Systems Incorporated †	51,076	4,149,925
West Pharmaceutical Services Incorporated	137,273	7,666,697
William Demant Holding AS †	3,503	284,660

		137,532,360

Health Care Providers & Services: 2.57%
Acadia Healthcare Company Incorporated †	108,245	7,905,132
Aetna Incorporated	43,477	4,978,986
Alfresa Holdings Corporation	34,600	631,867
AmerisourceBergen Corporation	105,900	10,594,236
Anthem Incorporated	31,093	4,385,668
Apollo Hospitals Enterprise Limited	21,420	431,848
AS ONE Corporation	2,400	79,977
Bangkok Chain Hospital PCL	87	16
Bangkok Dusit Medical Services PCL Class F	644,000	350,342
Brookdale Senior Living Incorporated †	95,300	2,613,126
Bumrungrad Hospital PCL	28,900	186,244
Cardinal Health Incorporated	42,200	3,471,794
Celesio AG	9,643	269,927
Centene Corporation †	234,164	14,452,602
Chemed Corporation	32,551	4,438,329
Cigna Corporation	47,300	6,659,367
Community Health Systems Incorporated †	67,096	3,603,055
DaVita HealthCare Partners Incorporated †	88,843	6,720,085
Express Scripts Holding Company †	130,724	10,928,526
Fresenius Medical Care AG & Company KGaA	19,133	1,464,476
Fresenius SE & Company KGaA	36,249	2,564,675
Health Net Incorporated †	182,782	11,709,015
Henry Schein Incorporated †	43,082	5,894,048
Humana Incorporated	86,828	15,871,290
IHH Healthcare Bhd	615,700	857,582
Korian SA	11,431	401,484
Laboratory Corporation of America Holdings †	49,885	5,876,952
Life Healthcare Group Holdings Limited	235,988	677,346
LifePoint Hospitals Incorporated †	105,656	8,254,903
Magellan Health Services Incorporated †	50,957	2,853,592
McKesson Corporation	43,400	8,574,972
Medi-Clinic Corporation	126,073	1,012,946
Mediceo Paltac Holdings Company Limited	38,000	658,539

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	53

Security name	Shares	Value

Health Care Providers & Services (continued)
MEDNAX Incorporated †	47,456	$3,822,581
Message Company Limited	2,200	79,391
Miraca Holdings Incorporated	9,300	399,662
Netcare Limited	414,008	1,244,508
Nichii Gakkan Company	7,200	55,350
Orpea	3,644	281,127
Owens & Minor Incorporated	144,500	4,911,555
Patterson Companies Incorporated	48,400	2,218,172
Pharmaniaga Bhd	7,405	11,372
Primary Health Care Limited «	92,654	272,980
Quest Diagnostics Incorporated	83,000	5,627,400
Ramsay Health Care Limited	20,419	907,618
Rhoen Klinikum AG	5,080	136,186
Ryman Healthcare Limited	72,433	351,196
Ship Healthcare Holdings Incorporated	6,600	145,136
Sigma Pharmaceuticals Limited	257,710	147,636
Sinopharm Group Company Limited H Shares	367,600	1,392,128
Sonic Healthcare Limited	69,727	1,028,152
Suzuken Company Limited	14,800	509,061
Team Health Holdings Incorporated †	143,100	8,405,694
Tenet Healthcare Corporation †	52,292	2,574,335
Toho Pharmaceutical	12,300	270,684
TOKAI Corporation	2,600	79,243
United Drug plc	34,039	263,515
UnitedHealth Group Incorporated	116,263	13,451,629
Universal Health Services Incorporated Class B	47,500	6,514,150
VCA Incorporated †	194,882	10,792,565
Vital KSK Holdings Incorporated	9,000	62,061
WellCare Health Plans Incorporated †	84,100	7,625,347

		222,953,381

Health Care Technology: 0.22%
AGFA-Gevaert NV Strip VVPR †(a)	2,275	0
Allscripts Healthcare Solutions Incorporated †	389,100	5,357,907
athenahealth Incorporated «†	19,963	2,654,480
Cerner Corporation †	58,724	3,626,794
HMS Holdings Corporation †	179,279	1,873,466
M3 Incorporated	28,600	663,366
Medidata Solutions Incorporated †	105,500	5,066,110

		19,242,123

Life Sciences Tools & Services: 0.68%
Bio Techne Corporation	70,909	6,699,482
Bio-Rad Laboratories Incorporated Class A †	39,467	5,498,937
Charles River Laboratories International Incorporated †	90,420	6,229,034
Divi’s Laboratories Limited	12,947	460,444
Gerresheimer AG	3,694	267,906
ICON plc ADR †	5,230	402,710
Illumina Incorporated †	26,957	5,326,973

54	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Life Sciences Tools & Services (continued)
Lonza Group AG	5,820	$798,357
Mettler-Toledo International Incorporated †	13,960	4,139,838
Parexel International Corporation †	105,296	6,920,053
PerkinElmer Incorporated	66,100	3,217,748
QIAGEN NV †	22,655	599,077
Quintiles Transnational Holdings Incorporated †	48,462	3,610,904
Tecan Group AG	803	103,423
Thermo Fisher Scientific Incorporated	73,100	9,164,547
Waters Corporation †	41,365	5,020,884

		58,460,317

Pharmaceuticals: 4.18%
AbbVie Incorporated	205,983	12,855,399
Akorn Incorporated †	154,800	6,159,492
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan plc †	70,742	21,487,175
Aspen Pharmacare Holdings Limited	82,217	2,123,667
Astellas Pharma Incorporated	353,400	5,247,000
AstraZeneca plc	118,158	7,470,115
Aurobindo Pharma Limited	73,202	829,201
Bayer AG	74,876	10,162,479
Bristol-Myers Squibb Company	203,885	12,125,041
BTG plc †	29,198	282,715
Cadila Healthcare Limited	9,434	269,389
Cardiome Pharma Corporation †	781	6,773
Celltrion Incorporated «†	18,486	1,109,707
China Medical System Holding Limited	329,000	357,440
Chugai Pharmaceutical Company Limited	33,600	1,256,865
Cipla Limited India	112,548	1,154,940
Daiichi Sankyo Company Limited	110,400	2,128,593
Dainippon Sumitomo Pharma Company Limited	32,900	351,700
Dong-A ST Company Limited	1,090	108,747
Dr. Reddys Laboratories Limited	23,358	1,511,866
Eisai Company Limited	42,200	2,880,049
Eli Lilly & Company	119,819	9,867,095
Endo International plc †	101,707	7,831,439
Fuso Pharmaceutical Industries Limited	16,000	38,537
Galenica AG	419	539,219
GlaxoSmithKline Pharmaceuticals Limited	4,235	216,433
GlaxoSmithKline plc	460,804	9,478,727
Glenmark Pharmaceuticals Limited †	35,144	610,520
H. Lundbeck AS †	7,172	222,233
Haw Par Corporation Limited	27,500	160,590
Hikma Pharmaceuticals plc	10,618	370,673
Hisamitsu Pharmaceutical Company Incorporated	15,000	520,271
Hua Han Bio-Pharmaceutical Holdings Limited H Shares	4,987	637
Impax Laboratories Incorporated †	127,220	5,210,931
Indivior plc †	61,638	211,394
Ipsen SA	2,572	172,506
Jazz Pharmaceuticals plc †	31,190	5,265,496

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	55

Security name	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	333,096	$31,304,362
Kaken Pharmaceutical Company Limited	13,000	614,427
Kissei Pharmaceutical Company Limited	7,200	183,511
Kyorin Company Limited	8,900	157,834
Kyowa Hakko Kogyo Company Limited	41,000	689,562
Lupin Limited	41,487	1,207,975
Luye Pharma Group Limited †	418,000	355,972
Mallinckrodt plc †	229,591	19,799,928
Meda AB Class A	27,508	422,075
Merck & Company Incorporated	343,885	18,518,207
Merck KGaA	12,492	1,195,307
Mitsubishi Tanabe Pharma Corporation	39,100	700,501
Mochida Pharmaceutical Company Limited	3,000	193,261
Mylan NV †	239,363	11,870,011
Nichi-Iko Pharmaceutical Company Limited	10,000	301,893
Nicholas Piramal India Limited	18,361	268,986
Nippon Shinyaku Company Limited	12,000	412,752
Novartis AG	251,893	24,677,254
Novo Nordisk AS Class B	179,836	9,982,252
Ono Pharmaceutical Company Limited	16,800	2,145,123
Orion Oyj Class A	3,628	144,038
Orion Oyj Class B	8,702	345,484
Otsuka Holdings Company Limited	88,300	3,012,040
Pacira Pharmaceuticals Incorporated †	69,554	4,002,833
Perrigo Company plc	26,614	4,869,564
Pfizer Incorporated	739,571	23,828,978
Pharmaxis Limited †	22,924	3,344
PT Kalbe Farma Tbk	7,442,000	887,214
Recordati SpA	6,569	156,495
Richter Gedeon	38,159	583,566
Roche Holding AG	2,539	694,078
Roche Holding AG Genusschein	65,388	17,857,996
Rohto Pharmaceutical Company Limited	21,000	363,237
Sanofi-Aventis SA	110,160	10,899,232
Santen Pharmaceutical Company Limited	67,000	1,047,264
Sawai Pharmaceutical Company Limited	6,700	423,327
Seikagaku Corporation	7,900	111,689
Shionogi & Company Limited	51,500	2,022,023
Shire Limited plc	56,561	4,361,341
Sihuan Pharmaceutical Holdings Group limited (a)	405,000	230,457
Sino Biopharmaceutical Limited	812,000	963,916
Sosei Group Corporation «	2,300	97,323
Stada Arzneimittel AG	5,207	179,323
Sun Pharmaceutical Industries Limited	312,288	4,223,111
Taisho Pharmaceutical Holding Company Limited	9,500	615,911
Takeda Pharmaceutical Company Limited	114,900	5,650,462
Teva Pharmaceutical Industries Limited	90,328	5,915,450
The United Laboratories International Holdings Limited †	500	250
Towa Pharmaceutical Company Limited	1,900	147,944
Tsumura & Company	13,600	302,771

56	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Pharmaceuticals (continued)
UCB SA	9,628	$729,707
Valeant Pharmaceuticals International Incorporated †	30,257	7,014,353
Yuhan Corporation	1,877	394,364
Zeria Pharmaceutical Company Limited	9,000	125,978
Zoetis Incorporated	91,805	4,119,290

		361,920,600

Industrials: 11.58%

Aerospace & Defense: 1.86%
Airbus Group NV	54,584	3,558,098
B/E Aerospace Incorporated	57,400	2,798,250
BAE Systems plc	307,386	2,132,954
Bharat Electronics Limited	9,027	457,502
Bombardier Incorporated Class B	143,159	140,373
BWX Technologies Incorporated	244,817	6,492,547
CAE Incorporated	24,800	272,393
Chemring Group plc	8,445	29,157
Cobham plc	107,360	463,919
Curtiss-Wright Corporation	113,696	7,470,964
DigitalGlobe Incorporated †	137,100	3,161,526
Elbit Systems Limited	1,785	137,183
Embraer SA	217,900	1,380,707
Esterline Technologies Corporation †	58,845	4,808,225
Finmeccanica SpA †	34,904	472,752
General Dynamics Corporation	38,026	5,400,833
HEICO Corporation	111,325	5,666,443
Hexcel Corporation	191,000	9,217,660
Huntington Ingalls Industries Incorporated	96,182	10,828,170
KLX Incorporated †	29,200	1,141,720
L-3 Communications Holdings Incorporated	47,985	5,060,978
Lockheed Martin Corporation	33,100	6,659,058
MacDonald Dettwiler & Associates Limited	2,966	174,700
Meggitt plc	77,064	564,548
Moog Incorporated Class A †	73,940	4,665,614
MTU Aero Engines AG	4,407	395,032
Northrop Grumman Corporation	23,251	3,807,119
Orbital ATK Incorporated	117,938	8,929,086
Precision Castparts Corporation	25,796	5,939,529
Qinetiq Group plc	51,946	185,647
Raytheon Company	37,200	3,815,232
Rockwell Collins Incorporated	77,896	6,375,788
Rolls-Royce Holdings plc - London Exchange	181,553	2,071,340
Saab AB Class B	5,318	135,934
Safran SA	31,081	2,428,176
Singapore Technologies Engineering Limited	264,000	574,381
Teledyne Technologies Incorporated †	67,476	6,606,575
Thales SA	9,751	671,954
The Boeing Company	118,400	15,472,512
TransDigm Group Incorporated †	26,140	6,007,756

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	57

Security name	Shares	Value

Aerospace & Defense (continued)
Ultra Electronics Holdings	5,405	$145,725
United Technologies Corporation	149,359	13,682,778
Zodiac Aerospace SA	17,330	527,107

		160,927,945

Air Freight & Logistics: 0.45%
Bollore Investissement	95,623	516,988
C.H. Robinson Worldwide Incorporated	72,323	4,876,740
Deutsche Post AG	84,258	2,321,679
Expeditors International of Washington Incorporated	111,700	5,469,949
FedEx Corporation	47,100	7,093,731
Freightways Limited	37,588	125,072
Glovis Company Limited	2,877	418,384
Hub Group Incorporated Class A †	65,201	2,457,426
Kerry Logistics Network Limited	72,526	105,185
Kintetsu World Express Incorporated	4,600	172,450
Mainfreight Limited	9,747	87,228
Mitsui-Soko Company Limited	20,000	60,874
Oesterreichische Post AG	4,954	190,873
Panalpina Welttransport Holdings AG	1,522	191,618
PostNL †	25,238	95,356
Royal Mail plc	51,790	368,749
Singapore Post Limited	260,000	327,983
The Shibusawa Warehouse Company Limited	12,000	33,159
TNT Express NV	40,256	340,426
United Parcel Service Incorporated Class B	125,100	12,216,015
Yamato Holdings Company Limited	63,500	1,239,516

		38,709,401

Airlines: 0.50%
Air Canada †	26,372	225,112
Air China H Shares	534,000	385,856
Air France-KLM «†	16,025	111,096
Airasia Bhd	365,000	75,607
All Nippon Airways Company Limited	184,000	540,154
American Airlines Group Incorporated	87,122	3,396,016
Asiana Airlines †	21,610	92,634
Cathay Pacific Airways Limited	167,000	301,675
China Airlines †	594,775	213,882
Chorus Aviation Incorporated	63	260
Delta Air Lines Incorporated	150,800	6,602,024
Deutsche Lufthansa AG †	24,014	292,513
easyJet plc	22,179	572,787
Eva Airways Corporation †	407,476	246,094
International Consolidated Airlines - United Kingdom Exchange †	72,922	603,135
Japan Airlines Company Limited	19,419	691,162
JetBlue Airways Corporation †	519,845	11,602,940
Korean Air Lines Company Limited †	7,538	212,230
LAN Airlines SA †	79,059	442,380
Qantas Airways Limited †	203,671	487,007

58	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Airlines (continued)
Ryanair Holdings plc ADR	16,200	$1,181,790
Singapore Airlines Limited	90,200	634,126
Spirit Airlines Incorporated †	38,823	1,989,679
Thai Airways International PCL †	76,300	21,712
Turk Hava Yollari Anonim Ortakligi †	270,807	749,062
United Continental Holdings Incorporated †	195,000	11,109,150
Virgin Australia International Holdings (a)	177,317	0
WestJet Airlines Limited	11,787	215,026

		42,995,109

Building Products: 0.68%
A.O. Smith Corporation	148,500	9,579,735
Aica Kogyo Company Limited	12,200	260,131
Allegion plc	55,300	3,296,433
Armstrong World Industries Incorporated †	86,500	4,810,265
Asahi Glass Company Limited	193,000	1,147,796
Assa Abloy AB Class B	92,949	1,779,711
Bunka Shutter Company Limited	12,000	91,261
Central Glass Company Limited	41,000	169,769
Compagnie de Saint-Gobain SA	45,570	2,094,803
Daikin Industries Limited	45,800	2,734,362
Fortune Brands Home & Security Incorporated	79,934	3,824,842
Geberit AG	3,718	1,181,960
GWA International Limited «	44,009	82,995
KCC Corporation	841	279,089
Kingspan Group plc	16,453	404,334
Lennox International Incorporated	82,058	9,686,126
LIXIL Group Corporation	47,200	974,095
Masco Corporation	205,900	5,400,757
Nibe Industrier AB Class B	13,413	405,115
Nichias Corporation	22,000	140,817
Nichiha Corporation	5,800	81,617
Nippon Sheet Glass Company Limited †	171,000	155,153
Nitto Boseki Company Limited	38,000	180,228
Noritz Corporation	8,300	124,943
Okabe Company Limited	8,500	71,304
Owens Corning Incorporated	60,100	2,661,829
Rockwool International AS Class B	400	54,485
Sankyo Tateyama Incorporated	4,600	70,763
Sanwa Holdings Corporation	45,000	343,341
Sekisui Jushi Corporation	6,000	79,235
Taiwan Glass Industrial Corporation †	343,581	138,336
Takara Standard Company Limited	24,000	164,507
Takasago Thermal Engineering Company	13,300	202,185
TOTO Limited	52,000	766,907
Uponor Oyj	2,800	45,057
USG Corporation †	172,000	5,247,720
Wienerberger AG	10,742	191,299

		58,923,305

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	59

Security name	Shares	Value

Commercial Services & Supplies: 1.04%
AA plc †	52,430	$267,589
Aeon Delight Company Limited	3,500	111,148
Aggreko plc	24,032	393,479
Babcock International Group plc	46,368	689,460
Berendsen plc	15,297	234,263
Bilfinger SE «	4,408	177,206
Brambles Limited	255,174	1,786,891
Cabcharge Australia Limited «	26,928	59,790
China Everbright International Limited	717,000	938,108
Cintas Corporation	53,700	4,563,963
Civeo Corporation	248,000	483,600
Clean Harbors Incorporated †	101,904	5,005,524
Copart Incorporated †	62,790	2,198,906
Covanta Holding Corporation	85,400	1,690,920
Dai Nippon Printing Company Limited	105,000	1,081,309
Daiseki Company Limited	6,700	116,885
De La Rue plc	11,470	86,200
Deluxe Corporation	114,834	6,661,520
Downer EDI Limited	82,141	211,609
Duskin Company Limited	11,300	225,096
Edenred	14,465	306,864
Essendant Incorporated	87,745	3,027,203
G4S plc	126,965	499,733
Herman Miller Incorporated	134,167	3,637,267
HNI Corporation	103,800	4,851,612
HomeServe plc	12,155	78,506
Intrum Justitia AB	10,031	344,319
Inui Global Logistics Company Limited	300	2,079
ISS A/S	13,842	483,207
Itoki Corporation	1,000	7,003
Kaba Holding AG Class B	280	185,383
KAR Auction Services Incorporated	80,100	2,966,904
KEPCO Plant Service & Engineering Company Limited	3,274	348,784
Kokuyo Company Limited	21,900	221,646
Loomis AB Class B	8,827	224,376
Mineral Resources Limited «	31,646	98,416
Mitie Group plc	40,984	186,595
Mitsubishi Pencil Company Limited	5,700	250,126
Moshi Moshi Hotline Incorporated	8,300	84,825
Msa Safety Incorporated	59,161	2,690,642
Nippon Kanzai Company Limited	500	14,579
Nissha Printing Company Limited	7,200	123,647
Okamura Corporation	20,000	179,321
Oyo Corporation	3,900	49,862
Park24 Company Limited	16,100	316,064
Pilot Corporation	5,800	281,783
Pitney Bowes Incorporated	114,000	2,258,340
PMP Limited †	14,400	5,431
Progressive Waste Solutions Limited	12,017	331,755
Prosegur Compania de Seguridad SA	26,730	130,779

60	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies (continued)
Recall Holdings Limited	54,476	$271,375
Regus plc	55,194	242,059
Rentokil Initial plc	173,799	395,508
Republic Services Incorporated	141,000	5,778,180
Ritchie Bros. Auctioneers Incorporated	6,229	172,012
RR Donnelley & Sons Company	498,122	7,820,515
S1 Corporation Incorporated (Korea)	2,828	224,518
Salmat Limited	5,981	2,682
Santa Fe Group †	250	1,774
Sato Corporation	7,500	157,380
Secom Company Limited	33,300	2,132,288
Securitas AB Class B	25,461	324,804
Serco Group plc	97,398	168,887
Shanks Group plc	6,285	9,017
Societe BIC SA	2,766	439,042
Sohgo Security Services Company Limited	15,700	686,353
Stericycle Incorporated †	42,331	5,974,597
Taiwan Secom Company Limited	64,960	181,886
Tetra Tech Incorporated	139,700	3,629,406
The ADT Corporation	99,400	3,258,332
Tomra Systems ASA	7,776	67,915
Toppan Forms Company Limited	6,500	79,564
Toppan Printing Company Limited	104,000	863,843
Transcontinental Incorporated Class A	3,424	37,348
Transpacific Industries Group Limited	162,245	79,091
Uchida Yoko Company Limited	2,000	6,401
Waste Connections Incorporated	66,148	3,145,999
Waste Management Incorporated	52,253	2,615,785

		89,937,078

Construction & Engineering: 0.46%
Abengoa SA Class A	2,071	3,960
Actividades de Construccion y Servicios SA	17,474	567,371
Aecon Group Incorporated	8,690	84,284
Arcadis NV	6,755	169,795
Ausenco Limited †	9,573	2,521
Balfour Beatty plc	61,174	255,800
Boart Longyear Group Limited †	89,116	4,756
Bouygues SA	16,989	647,040
Cardno Limited «	36,176	71,828
Carillion plc «	47,881	250,765
Chicago Bridge & Iron Company NV «	51,400	2,275,992
China Communications Construction Company Limited H Shares	1,454,779	1,730,707
China State Construction International Holdings Limited	438,000	578,721
Chiyoda Corporation	33,000	238,174
Chudenko Corporation	6,500	129,105
CIMIC Group Limited	17,730	295,377
Comsys Holdings Corporation	25,400	316,361
CTCI Corporation	123,000	158,778
Daelim Industrial Company Limited	6,425	365,591

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	61

Security name	Shares	Value

Construction & Engineering (continued)
Daewoo Engineering & Construction Company Limited †	31,654	$170,481
Dialog Group Bhd	784,124	293,113
Eiffage SA	4,842	310,522
EMCOR Group Incorporated	119,632	5,513,839
EverChina International Holdings Company Limited †	960,000	32,206
Ferrovial SA	40,604	971,420
Flsmidth & Company AS	5,428	205,488
Fluor Corporation	75,400	3,439,748
Gamuda Bhd	314,200	324,673
GS Engineering & Construction Corporation †	11,855	244,066
Hazama Ando Corporation	30,100	197,381
Hibiya Engineering Limited	6,000	74,088
HKC Holdings Limited †	217,196	4,372
Hochtief AG	4,214	355,980
Hyundai Development Company	9,673	489,886
Hyundai Engineering & Construction Company Limited	11,463	321,768
IJM Corporation Bhd	241,820	362,730
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV †	189,001	361,424
Interserve plc	12,112	108,634
JGC Corporation	42,000	614,229
Kajima Corporation	160,000	900,070
Kandenko Company Limited	21,000	140,133
KBR Incorporated	81,500	1,421,360
KEPCO Engineering & Construction Company Incorporated	1,785	38,032
Kinden Corporation	23,000	289,124
Koninklijke Bam Groep NV †	28,776	159,453
Koninklijke Boskalis Westminster NV	7,715	401,963
Kumagai Gumi Company Limited	61,000	199,249
Kumho Industrial Company Limited †	9	136
Kyowa Exeo Corporation	21,600	222,173
Larsen & Toubro Limited	54,392	1,311,545
Larsen & Toubro Limited GDR	8,011	195,468
Macmahon Holdings Limited †	139,645	7,950
Maeda Corporation	31,000	248,798
Maeda Road Construction Company Limited	12,000	214,592
Malaysia Marine & Heavy Engineering †	135,600	32,609
Malaysian Resources Corporation Bhd	50	10
Mirait Holdings Corporation	11,700	109,632
Monadelphous Group Limited «	19,272	102,999
NCC AB Class B	8,600	251,011
Nippo Corporation	8,000	136,264
Nippon Densetsu Kogyo Company Limited	8,000	147,680
Nippon Koei Company Limited	15,000	60,007
Nishimatsu Construction Company Limited	45,000	202,293
Obayashi Corporation	117,000	1,013,321
Obrascon Huarte Lain SA	3,542	55,049
Okumura Corporation	38,000	208,125
Outotec Oyj «	15,988	93,024
Peab AB	21,523	153,046
Penta-Ocean Construction Company Limited	55,000	264,940

62	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Construction & Engineering (continued)
Polimex Mostostal SA †	86,564	$2,293
Power Line Engineering PCL	244,400	7,296
PYI Corporation Limited	111,318	2,456
Samsung Engineering Company Limited †	7,013	156,536
Sanki Engineering Company Limited	10,000	76,958
Shimizu Corporation	118,000	1,155,326
Sho-Bond Holdings Company Limited	4,700	195,001
Sino Thai Engineering & Construction PCL	374,529	266,439
Skanska AB Class B	34,816	682,667
SNC-Lavalin Group Incorporated	14,400	432,350
Socam Development Limited †	63	34
Sumitomo Mitsui Construction Company Limited	150,200	198,227
Taikisha Limited	8,000	181,268
Taisei Corporation	185,000	1,254,341
Toa Corporation	31,000	64,693
Toda Corporation	49,000	249,779
Tokyo Energy & Systems Incorporated	1,000	7,886
Tokyu Construction Company Limited	80	757
Toshiba Plant Systems & Services Corporation	6,000	65,575
Totetsu Kogyo Company Limited	5,900	125,704
Toyo Engineering Corporation	28,000	71,596
United Construction Group Limited	30,880	43,952
United Engineers Limited	59,000	81,953
Vinci SA	43,394	2,795,557
WSP Global Incorporated	5,250	168,402
YIT Oyj	11,040	64,173
Yokogawa Bridge Holdings Corporation	8,000	68,297

		39,542,546

Electrical Equipment: 0.78%
ABB Limited	205,224	3,963,722
ABB Limited - Natl India Exchange	14,757	272,508
Acuity Brands Incorporated	21,762	4,240,761
Alstom SA «†	20,310	630,624
AMETEK Incorporated	122,868	6,612,756
Babcock & Wilcox Enterprises Incorporated †	134,527	2,482,023
Bharat Heavy Electricals limited	223,538	761,492
Cosel Company Limited	4,900	55,170
Daihen Corporation	18,000	87,005
Denyo Company Limited	3,200	50,045
Doosan Heavy Industries & Construction Company Limited	13,384	208,214
Eaton Corporation plc	57,361	3,273,019
Elswedy Cables Holding Company †	9,692	49,660
Emerson Electric Company	83,804	3,999,127
EnerSys	86,900	4,646,543
FDG Electric Vehicles Limited †	1,480,000	91,664
Fuji Electric Holdings Company Limited	102,000	405,526
Fujikura Limited	69,000	342,055
Furukawa Electric Company Limited	135,000	218,254
Futaba Corporation	6,900	94,478

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	63

Security name	Shares	Value

Electrical Equipment (continued)
Gamesa Corporation Tecnologica SA	31,855	$480,070
Generac Holdings Incorporated «†	135,500	4,189,660
GS Yuasa Corporation	79,000	295,187
Hubbell Incorporated Class B	26,700	2,634,489
Johnson Electric Holdings Limited	54,750	189,681
Legrand SA	23,684	1,366,856
LS Cable Limited	7,178	189,046
LS Industrial Systems Company Limited	3,641	132,988
Mabuchi Motor Company Limited	9,600	448,979
Mitsubishi Electric Corporation	336,000	3,356,259
Nidec Corporation	39,500	3,097,183
Nitto Kogyo Corporation	9,700	183,463
Nordex AG †	816	23,542
Osram Licht AG	7,623	403,414
Prysmian SpA	18,370	393,107
Rockwell Automation Incorporated	67,000	7,492,610
Sanyo Denki Company Limited	6,000	36,277
Schneider Electric Infrastructure Limited †	5,981	16,569
Schneider Electric SA - London Exchange	1,614	102,258
Schneider Electric SE	52,663	3,328,867
SGL Carbon AG «†	3,056	49,588
Shihlin Electric	118,000	140,899
SolarCity Corporation «†	25,600	1,235,968
Sumitomo Electric Industries Limited	130,300	1,791,645
Suzlon Energy Limited †	89,769	29,844
Teco Electric & Machinery Company Limited	774,000	582,831
Ushio Incorporated	25,200	295,162
Vestas Wind Systems AS	23,748	1,269,278
Walsin Lihwa Corporation †	600,000	134,067
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited H Shares	151,000	1,000,490

		67,374,923

Industrial Conglomerates: 1.12%
Aboitiz Equity Ventures Incorporated	548,400	646,488
Aditya Birla Nuvo Limited	5,674	174,594
Alfa SA de CV Class A	1,170,200	2,336,513
Alliance Global Group Incorporated	970,700	411,208
Antarchile SA	32,607	324,733
Beijing Enterprises Holdings Limited	135,000	788,221
Bidvest Group Limited	77,274	1,858,401
Boustead Holdings Bhd	80,800	73,105
CITIC Pacific Limited	1,719,000	3,149,631
CJ Corporation	1,980	481,294
CK Hutchison Holdings Limited	450,296	6,001,971
Danaher Corporation	114,394	9,954,566
DCC plc - United Kingdom Exchange	9,251	689,767
Discount Investment Corporation	1,353	2,837
DMCI Holdings Incorporated	808,000	196,727
Dogan Sirketler Grubu Holdings †	170,145	30,401

64	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Industrial Conglomerates (continued)
Doosan Corporation	2,425	$211,182
Enka Insaat Ve Sanayi AS	326,311	557,250
Far Eastern New Century Corporation	1,360,496	1,233,545
Fosun International	246,500	413,481
Gallant Venture Limited †	42,000	6,697
General Electric Company	1,210,176	30,036,568
Grupo Carso SAB de CV	111,000	504,450
Hopewell Holdings	123,000	419,784
Industries Qatar	18,137	662,498
Jardine Matheson Holdings Limited	43,585	2,176,635
Jardine Strategic Holdings Limited	39,394	1,123,911
JG Summit Holdings	615,492	934,958
Katakura Industries Company Limited	5,400	59,329
Keihan Electric Railway Company Limited	90,000	580,525
Keppel Corporation Limited	270,051	1,309,060
Koc Holding AS	227,557	887,459
Koninklijke Philips Electronics NV	92,466	2,378,197
LG Corporation	21,404	1,053,234
LT Group Incorporated	735,600	204,596
MMC Corporation Bhd	109,200	43,940
Nisshinbo Industries Incorporated	31,000	373,325
NWS Holdings Limited	286,681	361,401
Quinenco SA	62,686	129,376
Rheinmetall AG	3,555	219,488
Roper Industries Incorporated	52,093	8,443,754
Samsung Techwin Company Limited †	9,105	240,952
San Miguel Corporation	214,380	238,506
SembCorp Industries Limited	165,000	399,915
Shun Tak Holdings Limited	294,250	129,089
Siemens AG	73,803	7,326,087
Siemens India Limited	21,727	413,409
Sime Darby Bhd	682,021	1,209,775
SK C&C Company Limited	6,119	1,396,855
SM Investments Corporation	89,168	1,675,000
Smiths Group plc	35,162	609,164
Tokai Holdings Corporation	26,800	110,308
Top Frontier Investment Holdings Incorporated †	8	12
Toshiba Corporation	671,000	2,125,327
Turk Sise Ve Cam Fabrikalari AS	140,595	137,199
Yazicilar Holding AS Class A	9,222	56,087

		97,512,785

Machinery: 2.31%
Aalberts Industries NV	11,130	346,085
AG Growth International Incorporated	1,000	28,823
AGCO Corporation	48,300	2,368,632
Aida Engineering Limited	11,300	104,579
Airtac International Group	16,852	80,282
Alfa Laval AB	28,699	484,080
Allison Transmission Holdings Incorporated	95,464	2,730,270

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	65

Security name	Shares	Value

Machinery (continued)
Amada Company Limited	62,700	$549,760
Andritz AG	7,071	338,972
Asahi Diamond Industrial Company Limited	12,000	112,344
Atlas Copco AB Class A	61,897	1,560,951
Atlas Copco AB Class B	37,370	852,809
ATS Automation Tooling Systems Incorporated †	4,800	49,656
Austal Limited	9,718	14,523
Bando Chemical Industries Limited	15,000	60,874
Bodycote plc	18,289	179,893
Bradken Limited	25,084	20,796
Bucher Industries AG	862	195,915
Cargotec Oyj Corporation Class B	3,652	115,812
Caterpillar Incorporated	73,093	5,587,229
Chart Industries Incorporated †	58,300	1,490,148
China Conch Venture Holdings Limited	277,500	611,570
China International Marine Containers (Group) Company Limited H Shares	157,100	279,738
CKD Corporation	12,000	109,869
CLARCOR Incorporated	95,738	5,396,751
CNH Industrial NV	78,164	617,491
Colfax Corporation «†	44,464	1,724,759
Cosco Corporation Singapore Limited (a)	190,000	50,699
Crane Company	92,959	4,884,066
CSBC Corporation Taiwan	102	38
Cummins Incorporated	30,300	3,689,025
Cummins India Limited	13,858	229,108
Daewoo Shipbuilding & Marine Engineering Company Limited «	16,970	96,561
Daifuku Company Limited	21,500	313,717
Deere & Company	40,000	3,271,200
DMG Mori Seiki AG	3,643	139,544
Donaldson Company Incorporated	59,100	1,850,421
Doosan Infracore Company Limited †	19,520	110,246
Dover Corporation	83,100	5,148,045
Ebara Corporation	89,000	355,310
FANUC Corporation	30,700	4,992,374
Flowserve Corporation	64,800	2,924,424
Fuji Machine Manufacturing Company Limited	17,200	154,358
Fujitec Company Limited	13,000	115,379
Furukawa Company Limited	61,000	148,431
GEA Group AG	16,445	642,191
Georg Fischer AG	456	274,076
Glory Limited	13,000	339,918
Graco Incorporated	31,700	2,186,983
Hanjin Heavy Industries & Construction Company Limited †	14,343	48,386
Harsco Corporation	195,080	2,255,125
Hillenbrand Incorporated	145,386	3,919,607
Hino Motors Limited	46,600	513,528
Hitachi Construction Machinery Company Limited	18,600	270,021
Hitachi Koki Company Limited	9,300	69,960
Hitachi Zosen Corporation	30,600	159,013
Hiwin Technologies Corporation	58,514	300,339

66	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Machinery (continued)
Hong Leong Asia Limited	11,000	$7,172
Hoshizaki Electric Company Limited	8,700	557,587
Hyundai Heavy Industries Company Limited «†	7,814	604,507
Hyundai Mipo Dockyard Company Limited †	2,652	120,856
Hyundai Rotem Company Limited «†	9,250	134,126
IDEX Corporation	42,063	3,021,385
IMI plc	29,234	465,642
Iseki & Company Limited	44,000	70,409
Ishikawajima-Harima Heavy Industries Company Limited	251,000	778,455
ITT Corporation	206,661	7,731,188
Jain Irrigation Systems Limited (Differential Voting Rights)	1,993	1,279
Japan Steel Works	72,000	239,337
Jaya Holdings Limited †	61,000	1,383
Joy Global Incorporated	57,200	1,385,384
JTEKT Corporation	39,100	551,177
Kawasaki Heavy Industries Limited	273,000	1,033,588
Kennametal Incorporated	182,100	5,554,050
King Slide Works Company Limited	17,000	215,792
Kitz Corporation	21,100	90,328
Komatsu Limited	153,730	2,554,453
Komori Corporation	11,000	125,847
Kone Oyj Class B	38,458	1,522,532
Konecranes Oyj	3,753	118,468
KOPEX SA	1,096	1,785
Krones AG	626	67,043
Kubota Corporation	188,865	2,957,563
Kurita Water Industries Limited	17,900	372,957
Kyokuto Kaihatsu Kogyo Company	6,900	71,257
Lincoln Electric Holdings Incorporated	37,900	2,222,835
Makino Milling Machine Company Limited	25,000	194,045
Makita Corporation	23,100	1,309,003
Makita Corporation ADR	1	57
MAN SE	3,130	328,403
Max Company Limited	6,000	63,991
Meidensha Corporation	41,000	132,231
Melrose Industries plc	89,931	368,458
Metso Oyj	12,945	319,577
Minebea Company Limited	62,000	743,069
Mitsubishi Heavy Industries Limited	534,000	2,552,065
Mitsuboshi Belting Company Limited	10,000	82,814
Mitsui Engineering & Shipbuilding Company Limited	152,000	236,961
Miura Company Limited	22,200	248,671
Morgan Advanced Materials plc	21,935	112,759
Mori Seiki Company Limited	22,100	317,733
Morita Holdings Corporation	7,000	71,481
Mueller Industries Incorporated	115,100	3,661,331
Nabtesco Corporation	20,300	405,380
Nachi-Fujikoshi Corporation	45,000	207,861
Namura Shipbuilding Company Limited	1,500	10,962
Navistar International Corporation «†	136,221	2,430,183

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	67

Security name	Shares	Value

Machinery (continued)
NGK Insulators Limited	47,000	$1,059,521
Nippon Sharyo Limited	14,000	39,609
Nippon Thompson Company Limited	13,000	58,226
Nitta Corporation	3,300	79,101
NKT Holding AS	1,131	61,249
Nordson Corporation	31,242	2,078,218
Noritake Company Limited	17,000	37,860
NSK Limited	79,000	973,531
NTN Corporation	84,000	437,893
OILES Corporation	5,900	92,270
Okuma Corporation	29,000	229,876
OSG Corporation	18,700	379,291
Oshkosh Corporation	46,000	1,934,300
Paccar Incorporated	42,956	2,533,115
Pentair plc	93,022	5,143,186
Rotork plc	77,250	247,867
Ryobi Limited	20,000	79,845
Samsung Heavy Industries Company Limited	28,640	272,416
Sandvik AB	105,184	1,016,307
Schindler Holding AG	2,474	385,439
Schindler Holding AG - Participation Certificate	5,042	773,526
SembCorp Marine Limited «	147,200	249,324
Shima Seiki Manufacturing Limited	4,400	62,533
Shin Zu Shing Company Limited	649	1,540
Shinmaywa Industries Limited	17,000	178,084
Shinwa Company Limited Nagoya	500	6,797
Singamas Container Holding	180,000	23,226
Sintokogio Limited	10,700	87,288
SKF AB Class A	976	18,676
SKF AB Class B	35,091	671,065
SMC Corporation	10,900	2,649,140
Snap-on Incorporated	29,200	4,665,284
Spirax-Sarco Engineering plc	7,515	363,712
SPX Corporation	22,700	1,333,171
Star Micronics Company Limited	6,100	87,146
Sulzer AG	2,037	207,883
Sumitomo Heavy Industries Limited	97,000	422,452
Tadano Limited	23,000	312,839
Takuma Company Limited	14,000	109,358
Terex Corporation	245,000	5,715,850
The Manitowoc Company Incorporated «	311,546	5,321,206
The Middleby Corporation †	110,500	11,994,775
The Timken Company	41,900	1,330,325
The Toro Company	105,070	7,491,491
THK Company Limited	19,500	339,221
Toshiba Machine Company Limited	18,000	64,585
Trelleborg AB Class B	21,858	357,071
Trinity Industries Incorporated	89,158	2,406,374
Triyards Holdings Limited	7,100	1,635
Tsubakimoto Chain Company	30,000	231,369

68	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Machinery (continued)
Tsugami Corporation	18,000	$76,463
Tsukishima Kikai Company Limited	5,000	42,356
United Tractors	352,380	479,663
Vallourec SA «	11,805	151,281
Valmet Corporation	12,945	130,446
Valmont Industries Incorporated	12,977	1,379,325
Vesuvius plc	23,880	146,136
Volvo AB Class A	43,600	473,286
Volvo AB Class B	132,230	1,438,505
WABCO Holdings Incorporated †	29,200	3,367,344
Wabtec Corporation	50,880	4,872,269
Wartsila Oyj	17,118	709,195
WEG SA	209,260	966,486
Weir Group plc	19,255	414,837
Woodward Governor Company	111,000	5,061,600
Xylem Incorporated	105,428	3,421,139
Yangzijiang Shipbuilding Holdings Limited	789,000	615,074
Yungtay Engineering Company Limited	78,000	113,634
Zardoya Otis SA	15,132	161,823
Zardoya Otis SA INT Shares †(a)	605	6,470

		200,483,522

Marine: 0.09%
A.P. Moller Maersk AS Class A	200	334,068
A.P. Moller Maersk AS Class B	645	1,098,702
Chinese Maritime Transport Limited	6,000	4,020
Compagnie Maritime Belge SA †	227	3,439
Daiichi Chuo Kisen Kaisha †	12,000	3,464
DS Norden AS †	1,300	30,686
Evergreen Marine Corporation (Taiwan) Limited	336,630	147,436
Hanjin Shipping Company Limited †	16,787	78,205
Hyundai Merchant Marine Company Limited †	17,778	127,764
Iino Kaiun Kaisha Limited	15,900	75,543
Kawasaki Kisen Kaisha Limited	149,000	331,835
Kirby Corporation †	30,418	2,145,382
Kuehne & Nagel International AG	5,401	719,649
Malaysian Bulk Carriers Bhd	14,000	2,783
MISC Bhd	242,400	467,486
Mitsui OSK Lines Limited	191,000	538,805
Neptune Orient Lines Limited †	184,000	107,579
Nippon Yusen Kabushiki Kaisha	276,000	726,226
NS United Kaiun Kaisha Limited	2,000	4,273
Orient Overseas International Limited	30,500	151,318
Pacific Basin Shipping Limited	252,000	79,014
Pan Ocean Company Limited - Singapore Exchange †(a)	360	1,514
Pan Ocean Company Limited - South Korea Exchange †	159	668
Sincere Navigation Corporation	128,800	74,423
U-Ming Transport Corporation	113,000	112,007

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	69

Security name	Shares	Value

Marine (continued)
Wan Hai Lines Limited	209,212	$144,036
Yang Ming Marine Transport †	285,357	91,652

		7,601,977

Professional Services: 0.35%
Adecco SA	17,602	1,382,995
ALS Limited	74,573	279,678
Bureau Veritas SA	23,580	538,600
Capita plc	61,090	1,158,659
CEB Incorporated	63,861	4,573,725
Dun & Bradstreet Corporation	19,395	2,055,288
Experian Group Limited	96,629	1,644,394
Hays plc	95,742	234,625
IHS Incorporated Class A †	35,823	4,156,184
Intertek Group plc	15,050	585,670
Meitec Corporation	4,600	177,383
Michael Page International plc	20,623	160,445
Nihon M&A Center Incorporated	5,400	220,481
Poyry Oyj †	835	3,154
Randstad Holdings NV	9,424	595,910
Recruit Holdings Company Limited	10,100	310,744
SAI Global Limited	32,441	101,581
SEEK Limited	58,955	517,729
SGS SA	519	915,961
Stantec Incorporated	7,070	165,733
Teleperformance SA	6,495	457,418
Temp Holdings Company Limited	8,800	393,418
The Advisory Board Company †	81,008	3,939,419
Verisk Analytics Incorporated Class A †	82,124	6,001,622
WS Atkins plc	8,888	200,215

		30,771,031

Road & Rail: 0.98%
Asciano Group	170,137	1,027,952
Aurizon Holdings Limited	59,294	209,295
Avis Budget Group Incorporated †	54,300	2,396,259
BTS Group Holdings PCL	1,605,700	436,758
Canadian National Railway Company	73,500	4,090,100
Canadian Pacific Railway Limited	14,300	2,077,065
Central Japan Railway Company	32,200	5,281,453
China Auto Rental Incorporated «†	323,000	562,642
ComfortDelGro Corporation Limited	275,000	547,642
Container Corporation of India	13,018	279,072
Cosan Logistica SA	23,400	10,969
CSX Corporation	119,700	3,277,386
DSV AS	17,460	623,707
East Japan Railway Company	61,500	5,684,064
Evergreen International Storage & Transport Corporation	124,000	48,973
Firstgroup plc †	137,119	229,346
Fukuyama Transporting Company Limited «	37,000	203,869

70	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Road & Rail (continued)
Genesee & Wyoming Incorporated Class A †	26,140	$1,787,453
Go-Ahead Group plc	3,179	123,467
Hankyu Hanshin Holdings Incorporated	210,000	1,261,022
Hertz Global Holdings Incorporated †	237,000	4,367,910
Hitachi Transport System Limited	8,700	147,111
J.B. Hunt Transport Services Incorporated	49,114	3,574,517
Kansas City Southern	54,618	5,065,273
Keikyu Corporation	87,000	699,674
Keio Corporation	94,000	705,572
Keisei Electric Railway Company Limited	56,000	597,715
Kintetsu Corporation	315,000	1,125,046
Korea Express Company Limited †	2,016	303,401
Landstar System Incorporated	84,794	5,613,363
Maruzen Showa Unyu Company Limited	16,000	55,957
MTR Corporation Limited	250,208	1,115,436
Nagoya Railroad Company Limited	144,000	573,696
Nankai Electric Railway Company Limited	100,000	516,353
National Express Group plc	29,635	134,606
Nippon Express Company Limited	157,000	761,463
Nippon Konpo Unyu Soko Company Limited	12,800	226,575
Nishi-Nippon Railroad Company Limited	75,000	380,459
Norfolk Southern Corporation	38,000	2,960,580
Odakyu Electric Railway Company Limited	103,000	941,345
Old Dominion Freight Line Incorporated †	36,313	2,414,451
Ryder System Incorporated	30,136	2,470,248
Sankyu Incorporated	56,000	281,767
SBS Transit Limited	1,684	1,969
SEINO Holdings Company Limited	34,000	377,762
Senko Company Limited	15,000	105,786
SMRT Corporation Limited	98,000	84,731
Sotetsu Holdings Incorporated	88,000	501,571
Stagecoach Group plc	49,321	274,654
Tobu Railway Company Limited	174,000	776,459
Tokyu Corporation	176,000	1,249,936
TransForce Incorporated	6,211	111,794
Transport International Holdings Limited	45,600	121,501
Union Pacific Corporation	159,200	13,649,808
West Japan Railway Company	31,500	2,127,455

		84,574,438

Trading Companies & Distributors: 0.76%
Adani Enterprises Limited	63,989	72,340
Aercap Holdings NV †	9,828	413,169
Applied Industrial Technologies Incorporated	76,600	3,243,244
Ashtead Group plc	48,201	699,334
BayWa AG	313	10,583
Brenntag AG	14,433	802,998
Bunzl plc	31,676	845,273
Daewoo International Corporation	7,912	145,831
Emeco Holdings Limited †	72,033	3,076

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	71

Security name	Shares	Value

Trading Companies & Distributors (continued)
Fastenal Company	138,624	$5,342,569
Finning International Incorporated	16,500	279,808
GATX Corporation	100,434	4,978,513
Grafton Group plc	18,582	213,570
Hanwa Company Limited	40,000	167,938
iMarketKorea Incorporated	5,870	158,320
Inaba Denki Sangyo Company Limited	4,100	132,738
Inabata & Company Limited	8,900	96,903
Itochu Corporation	263,400	3,162,277
Iwatani International Corporation	36,000	215,581
Japan Pulp & Paper Company Limited	25,000	70,524
Kanamoto Company Limited	6,000	158,865
Kanematsu Corporation	81,000	124,939
Kloeckner & Company «	8,856	80,337
Kuroda Electric Company Limited	5,800	107,547
LG International Corporation	5,460	121,410
Marubeni Corporation	285,900	1,568,695
Misumi Group Incorporated	46,200	536,177
Mitsubishi Corporation	254,000	4,724,461
Mitsubishi Corporation ADR	33	1,224
Mitsui & Company Limited	280,900	3,657,365
MonotaRO Company Limited	5,900	298,808
MRC Global Incorporated †	66,200	859,938
MSC Industrial Direct Company Class A	25,325	1,714,249
Nagase & Company Limited	24,600	297,469
Nichiden Corporation	3,600	83,887
Noble Group Limited «	918,576	354,788
NOW Incorporated «†	249,100	4,249,646
Onoken Company Limited	700	6,103
Paperlinx Limited †	60,182	1,114
Reece Australia Limited	7,414	189,415
Rexel SA	26,522	406,991
Russel Metals Incorporated	4,649	78,131
Samsung Corporation (a)	20,907	1,101,567
Seven Network Limited	22,953	81,019
SIG plc	78,253	225,509
SK Networks Company Limited	31,860	176,978
Sojitz Corporation	240,500	509,824
STX Corporation Company Limited †	116	399
Sumitomo Corporation	198,100	2,103,796
Tat Hong Holdings Limited	7,000	2,356
Toromont Industries Limited	6,843	182,258
Toyota Tsusho Corporation	38,500	887,277
Travis Perkins plc	23,342	733,559
Trusco Nakayama Corporation	3,400	132,091
United Rentals Incorporated †	47,745	3,310,161
W.W. Grainger Incorporated	11,680	2,609,779
Wakita & Company Limited	7,000	64,264
Watsco Incorporated	52,380	6,414,455
Wesco International Incorporated †	84,424	4,725,211

72	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Trading Companies & Distributors (continued)
Wolseley plc	26,144	$1,687,763
Yamazen Corporation	18,000	141,048
Yuasa Trading Company Limited	3,800	81,495

		65,846,957

Transportation Infrastructure: 0.20%
Abertis Infraestructuras SA	41,989	695,461
Adani Ports & Special Economic Zone	277,615	1,484,442
Aeroports de Paris	3,323	381,654
Airports of Thailand PCL	115,000	885,479
Ansaldo STS SpA	6,620	70,461
Atlantia SpA	40,773	1,091,677
Auckland International Airport Limited	167,179	524,492
BBA Aviation plc	37,408	167,271
Bintulu Port Holdings Bhd	6,400	10,347
CCR SA	296,720	1,217,430
China Merchants Holdings International Company Limited	489,709	1,636,565
China Resources & Transportation Group Limited †	2,600,000	20,129
COSCO Pacific Limited (a)	409,575	539,050
DP World Limited	45,239	1,008,830
Flughafen Zuerich AG	455	362,202
Fraport AG	3,869	233,925
Groupe Eurotunnel SE	53,575	725,338
Henderson Investments Limited	18,000	1,486
Hong Kong Aircraft Engineering Company Limited	10,000	88,645
Hopewell Highway Infrastructure Limited	173,650	83,127
Hutchison Port Holdings Trust	977,000	512,925
International Container Term Services Incorporated	175,300	348,612
Japan Airport Terminal Company Limited	11,500	515,074
Kamigumi Company Limited	48,000	402,260
Macquarie Atlas Roads Limited	53,146	129,349
Malaysia Airports Holdings Berhad	104,804	107,798
Mitsubishi Logistics Corporation	30,000	362,024
Nissin Corporation	18,000	54,786
Port of Tauranga Limited	9,453	103,230
PT Jasa Marga Tbk	395,500	144,970
SIA Engineering Company	42,000	104,178
Singapore Airport Terminal Services Limited	108,666	274,158
Sumitomo Warehouse Company Limited	29,000	147,350
Sydney Airport Holdings Limited	170,285	696,804
TAV Havalimanlari Holding AS	40,981	330,912
Transurban Group	300,336	2,068,946
Westshore Terminals Investment Corporation	8,100	163,096

		17,694,483

Information Technology: 15.25%

Communications Equipment: 1.07%
Alcatel-Lucent SA †	273,639	919,350
ARRIS Group Incorporated †	69,700	1,841,474

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	73

Security name	Shares	Value

Communications Equipment (continued)
Brocade Communications Systems Incorporated	246,836	$2,628,803
Ciena Corporation †	240,680	5,381,605
Cisco Systems Incorporated	619,950	16,044,306
Comba Telecom Systems Holdings Limited	256	50
CommScope Holdings Incorporated †	69,987	2,264,079
D-Link Corporation	801	231
Denki Kogyo Company Limited	13,000	57,153
EVS Broadcast Equipment SA	552	15,479
F5 Networks Incorporated †	35,638	4,326,810
Finisar Corporation †	234,982	3,625,772
Harris Corporation	69,677	5,352,587
Hitachi Kokusai Electric Incorporated	9,000	112,245
InterDigital Incorporated	68,832	3,405,119
Japan Radio Company Limited	2,000	7,358
Juniper Networks Incorporated	202,152	5,197,328
Motorola Solutions Incorporated	19,900	1,289,918
Nokia Oyj	354,521	2,219,869
Palo Alto Networks Incorporated †	36,299	5,961,022
Plantronics Incorporated	74,700	3,971,052
Polycom Incorporated †	308,390	3,318,276
QUALCOMM Incorporated	298,697	16,900,276
Spirent plc	75,771	90,982
Telefonaktiebolaget LM Ericsson Class B	289,375	2,821,628
Viasat Incorporated †	83,800	4,924,926
VTech Holdings Limited	27,900	322,738
Zinwell Corporation	446	418

		93,000,854

Electronic Equipment, Instruments & Components: 1.43%
AAC Technologies Holdings Incorporated	190,000	1,070,122
Alps Electric Company Limited	28,800	903,897
Amano Corporation	12,600	159,741
Amphenol Corporation Class A	157,468	8,245,024
Anixter International Incorporated †	53,641	3,414,786
Anritsu Corporation	27,600	184,175
Arrow Electronics Incorporated †	57,614	3,221,775
AU Optronics Corporation	3,247,319	1,047,973
Avnet Incorporated	79,038	3,351,211
Azbil Corporation	13,400	340,982
Canon Electronics Incorporated	3,800	67,045
CDW Corporation of Delaware	85,017	3,379,426
Celestica Incorporated †	1,675	20,473
Cheng Uei Precision Industry Company Limited	71,855	99,934
Chroma ATE Incorporated	84,624	139,930
Chunghwa Picture Tubes Limited †	75	2
Citizen Holdings Company Limited	52,300	395,157
CMK Corporation	4,800	9,463
Cognex Corporation	166,300	5,913,628
Corning Incorporated	154,300	2,655,503
Daiwabo Company Limited	29,000	50,951

74	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Delta Electronics Incorporated	580,531	$2,908,365
Delta Electronics Thailand PCL	22,600	54,853
Electrocomponents plc	44,350	124,881
Enplas Corporation	2,000	71,102
FEI Company	79,300	5,985,564
FIH Mobile Limited	528,000	235,044
Flextronics International Limited †	106,400	1,118,223
Halma plc	39,753	460,557
Hamamatsu Photonics	23,600	584,963
Hannstar Display Corporation	899,226	105,024
Hexagon AB Class B	23,900	770,130
Hioki EE Corporation	900	18,433
Hirose Electric Company Limited	5,300	605,914
Hitachi High Technologies Corporation	12,500	281,375
Hitachi Limited	756,000	4,251,584
Hon Hai Precision Industry Company Limited	3,840,629	10,918,926
Horiba Limited	8,200	289,149
Hosiden Corporation	12,200	65,813
Ibiden Company Limited	22,000	311,214
Ingenico SA	5,435	673,317
Ingram Micro Incorporated Class A	89,673	2,426,551
Innolux Display Corporation	3,328,666	1,176,532
IPG Photonics Corporation †	18,100	1,528,002
Jabil Circuit Incorporated	114,800	2,221,380
Japan Aviation Electronics Industry Limited	13,000	238,050
Japan Display Incorporated «†	62,500	196,932
Keyence Corporation	6,900	3,209,395
Kingboard Chemicals Holdings Limited	140	182
Knowles Corporation «†	49,200	800,976
KOA Corporation	3,700	32,839
Kyocera Corporation	55,500	2,726,131
Kyocera Corporation ADR	60	2,961
Laird Group plc	37,748	220,807
Largan Precision Company Limited	31,244	2,900,076
LG Display Company Limited	36,210	705,678
LG Innotek Company Limited	2,021	157,032
Littelfuse Incorporated	43,051	3,863,827
Mitsumi Electric Company Limited	16,600	94,752
Muramoto Electron (Thailand) PCL	300	1,933
Murata Manufacturing Company Limited	33,100	4,791,562
Nan Ya Printed Circuit Board Corporation	26,197	25,282
Nichicon Corporation	13,600	99,615
Nippon Chemi-Con Corporation	32,000	76,810
Nippon Electric Glass Company Limited	80,000	353,693
Nippon Signal Company Limited	10,900	100,787
Oki Electric Industry Company Limited	138,000	241,316
Omron Corporation	34,004	1,278,989
Optex Company Limited	30	667
Pan-International Industrial	770	266
Premier Farnell plc	32,868	65,869

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	75

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Ryosan Company Limited	6,500	$156,609
Samsung Electro-Mechanics Company Limited	8,990	461,376
Samsung SDI Company Limited	8,978	641,421
Shimadzu Corporation	44,000	647,833
Silitech Technology Corporation	381	181
Simplo Technology Company Limited	67,000	222,400
Spectris plc	9,963	278,857
Synnex Technology International Corporation	261,462	278,048
Taiyo Yuden Company Limited	21,700	265,265
TDK Corporation	21,000	1,307,791
TE Connectivity Limited	48,995	2,904,914
Tech Data Corporation †	88,500	5,773,740
Teikoky Tsushin Kogyo Company	2,000	3,431
Topcon Corporation	14,800	235,364
Toyo Corporation	3,700	32,045
TPK Holding Company Limited †	58,033	145,368
Trimble Navigation Limited †	137,118	2,591,530
Tripod Technology Corporation	120,261	168,549
Truly International	250,000	61,613
Unimicron Technology Corporation	312,402	120,982
Venture Corporation Limited	49,000	278,155
Vishay Intertechnology Incorporated	306,554	3,028,754
Vishay Precision Group †	200	2,238
WPG Holdings Company Limited	352,227	332,892
Yageo Corporation	124,325	175,964
Yaskawa Electric Corporation	40,000	458,613
Yokogawa Electric Corporation	36,200	425,795
Young Fast Optoelectronics Company Limited †	13,071	4,078
Zebra Technologies Corporation Class A †	102,700	8,511,776
Zhen Ding Technology Holding	195,750	555,315

		124,115,418

Internet Software & Services: 2.31%
Akamai Technologies Incorporated †	89,048	6,350,013
Alibaba Group Holding Limited ADR †	113,482	7,503,430
Baidu.com Incorporated ADR †	83,050	12,229,113
Bitauto Holdings Limited ADR †	6,624	177,854
Carsales.com Limited	34,942	242,448
CoStar Group Incorporated †	16,500	2,921,160
Daum Communications Corporation «	2,430	277,157
Dena Company Limited	19,400	354,604
eBay Incorporated	205,608	5,574,033
Facebook Incorporated Class A †	381,176	34,088,570
GMO Internet Incorporated	12,000	171,238
Google Incorporated Class A †	51,842	33,584,284
Google Incorporated Class C †	52,076	32,195,987
Gree Incorporated «	21,300	100,496
HC International Incorporated †	66,000	28,359
Internet Initiative Japan Incorporated	6,600	116,882
J2 Global Incorporated	87,406	6,081,709

76	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Internet Software & Services (continued)
Just Eat plc †	40,457	$244,662
Kakaku.com Incorporated	27,500	437,332
LinkedIn Corporation Class A †	20,328	3,671,237
Mixi Incorporated «	5,800	199,497
Naver Corporation	4,844	2,029,340
NetEase Incorporated ADR	20,606	2,290,975
Pandora Media Incorporated †	96,788	1,736,377
Qihoo 360 Technology Company Limited ADR «†	29,623	1,566,168
Rackspace Hosting Incorporated †	60,904	1,852,091
SINA Corporation †	18,709	724,974
Telecity Group plc	21,802	363,658
Tencent Holdings Limited	1,595,288	27,130,013
Twitter Incorporated †	98,400	2,734,536
United Internet AG	13,768	669,670
VeriSign Incorporated «†	53,600	3,695,184
Yahoo Japan Corporation	206,000	834,297
Yahoo! Incorporated †	154,800	4,990,752
Yandex NV Class A †	58,587	714,761
Yelp Incorporated «†	31,800	772,104
Zillow Group Incorporated Class A «	21,505	545,797
Zillow Group Incorporated Class C «†	43,010	1,060,627

		200,261,389

IT Services: 2.77%
Alliance Data Systems Corporation †	31,128	8,005,810
Amadeus IT Holding SA Class A	39,511	1,654,224
Amdocs Limited	92,070	5,267,325
Atos Origin SA	9,417	715,723
Broadridge Financial Solutions Incorporated	69,213	3,653,754
CACI International Incorporated Class A †	55,359	4,341,253
Cap Gemini SA	14,926	1,341,947
CGI Group Incorporated Class A †	24,400	901,368
Cielo SA	256,046	2,707,558
Cognizant Technology Solutions Corporation Class A †	111,674	7,028,762
Computer Sciences Corporation	76,596	4,748,186
Computershare Limited	80,644	568,164
Convergys Corporation	238,377	5,387,320
Corelogic Incorporated †	215,216	8,167,447
DH Corporation	7,953	258,007
Digital Garage Incorporated	7,000	99,369
DST Systems Incorporated	16,300	1,669,446
DTS Corporation	4,200	95,166
Euronet Worldwide Incorporated †	94,080	6,065,338
Fidelity National Information Services Incorporated	165,000	11,394,900
Fiserv Incorporated †	118,728	10,123,937
FleetCor Technologies Incorporated †	37,417	5,581,120
Fujitsu Limited	305,000	1,514,748
Gartner Incorporated †	44,200	3,779,542
Genpact Limited †	82,000	1,886,000
HCL Technologies Limited	170,968	2,497,457

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	77

Security name	Shares	Value

IT Services (continued)
Henry Jack & Associates Incorporated	44,000	$2,990,240
Indra Sistemas SA †	6,012	71,377
Infosys Limited ADR	11,028	189,130
Infosys Technologies Limited	571,285	9,405,255
International Business Machines Corporation	166,846	24,674,855
Iress Market Technology Limited	16,055	108,086
IT Holdings Corporation	15,406	361,276
Itochu Techno-Science Corporation	10,200	224,638
Leidos Holdings Incorporated	35,893	1,510,377
MasterCard Incorporated Class A	176,300	16,284,831
MAXIMUS Incorporated	125,770	7,615,374
NEC Networks & System Integration Corporation	5,800	105,872
Net One Systems Company Limited	17,400	105,633
NeuStar Incorporated Class A «†	28,100	785,395
Nihon Unisys Limited	9,400	99,788
Nomura Research Institute Limited	18,300	743,412
NS Solutions Corporation	2,600	100,689
NTT Data Corporation	20,900	1,006,772
OBIC Company Limited	10,600	473,015
Otsuka Corporation	8,700	459,273
Paychex Incorporated	38,800	1,732,808
PayPal Holdings Incorporated †	205,608	7,196,280
Science Applications International Corporation	90,581	4,417,635
Sumisho Computer Systems	9,400	339,993
Tata Consultancy Services Limited	143,879	5,549,649
Tech Mahindra Limited	123,108	953,751
Teradata Corporation †	74,001	2,163,049
TietoEnator Oyj	8,394	215,609
TKC AS	2,200	56,073
Total System Services Incorporated	97,850	4,484,466
Transcosmos Incorporated	4,400	100,968
Visa Incorporated Class A	351,744	25,079,347
Western Union Company	292,548	5,394,585
WEX Incorporated †	73,764	6,972,911
Wipro Limited	178,082	1,531,813
Wipro Limited ADR	13,142	153,893
Wirecard AG	9,255	385,458
Xerox Corporation	604,384	6,146,585

		239,644,032

Semiconductors & Semiconductor Equipment: 2.74%
Advanced Micro Devices Incorporated «†	1,416,886	2,564,564
Advanced Semiconductor Engineering Incorporated	2,046,821	2,113,757
Advantest Corporation «	33,400	268,611
Aixtron AG «†	8,010	51,234
Altera Corporation	156,500	7,598,075
Analog Devices Incorporated	182,800	10,211,208
Applied Materials Incorporated	147,259	2,368,661

78	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
ARM Holdings plc	132,795	$1,902,230
ASM International NV	4,894	184,607
ASM Pacific Technology	46,000	356,424
ASML Holdings NV	43,275	3,966,468
Atmel Corporation	239,800	1,959,166
Avago Technologies Limited	133,370	16,800,619
Cavium Incorporated †	105,557	7,179,987
Chipbond Technology Corporation	155,000	225,811
Cree Incorporated «†	54,663	1,487,927
Cypress Semiconductor Corporation	792,486	7,924,860
Disco Corporation	5,400	408,001
Elan Microelectronics Corporation	82,000	82,035
Epistar Corporation	213,210	172,345
Everlight Electronics Company Limited	83,210	99,997
Fairchild Semiconductor International Incorporated †	264,682	3,599,675
Faraday Technology Corporation	527	458
First Solar Incorporated †	46,000	2,200,640
Formosa Sumco Technology Corporation	12,600	12,257
GCL-Poly Energy Holdings Limited «†	4,156,000	664,956
Gintech Energy Corporation †	8	3
Global PVQ SE †	3,594	40
Global Unichip Corporation	4,386	7,751
Hanergy Thin Film Power Group Limited †(a)	5,441,305	1,524,283
Hermes Microvision Incorporated	21,000	890,706
Himax Technologies Incorporated «	29,262	202,493
Infineon Technologies AG	102,520	1,122,128
Inotera Memories Incorporated †	415,888	250,535
Intel Corporation	578,302	16,504,739
King Yuan Electronics Company Limited	341,063	219,087
Kinsus Interconnect Technology Corporation	53,582	95,517
KLA-Tencor Corporation	95,170	4,768,969
Lam Research Corporation	81,500	5,930,755
Linear Technology Corporation	138,600	5,582,808
Macronix International †	849,267	118,766
Marvell Technology Group Limited	257,700	2,904,279
Maxim Integrated Products Incorporated	164,800	5,548,816
Media Tek Incorporated	467,531	3,606,783
Megachips Corporation	3,200	33,522
Microchip Technology Incorporated	117,700	5,002,250
Microsemi Corporation †	217,800	6,917,328
Mimasu Semiconductor Industry Company Limited	600	5,845
Nanya Technology Corporation	180,688	222,972
Novatek Microelectronics Corporation Limited	119,790	401,313
NVIDIA Corporation	300,700	6,759,736
NXP Semiconductors NV †	24,738	2,094,072
ON Semiconductor Corporation †	257,100	2,456,591
Phison Electronics Corporation	34,000	236,692
Powertech Technology Incorporated	181,914	313,105
PV Crystalox Solar plc †	3,180	439
Qorvo Incorporated †	352,091	19,544,571

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	79

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Radiant Opto-Electronics Corporation	114,735	$334,303
Realtek Semiconductor Corporation	99,440	178,488
Renesas Electronics Corporation «†	33,400	191,471
Richtek Technology Corporation	29,166	151,047
Rohm Company Limited	15,800	858,844
Sanken Electric Company Limited	24,000	92,251
SCREEN Holdings Company Limited	45,000	216,027
Semtech Corporation †	136,300	2,310,285
Seoul Semiconductor Company Limited «†	9,698	116,023
Shindengen Electric Manufacturing Company Limited	9,000	34,446
Shinkawa Limited †	2,200	13,066
Shinko Electric Industries	12,800	81,930
Silicon Laboratories Incorporated †	78,965	3,433,398
Silicon Motion Technology Corporation	12,675	320,678
Siliconware Precision Industries Company	1,065,471	1,309,898
Sino-American Silicon Products Incorporated	122,000	111,741
SK Hynix Incorporated	91,427	2,767,353
Skyworks Solutions Incorporated	97,300	8,499,155
Solarworld AG †	26	429
STMicroelectronics NV	66,138	480,183
Sumco Corporation	21,800	200,855
SunEdison Incorporated †	162,559	1,690,614
Synaptics Incorporated †	70,100	4,913,309
Taiwan Semiconductor Manufacturing Company Limited	5,583,298	22,136,877
Teradyne Incorporated	510,535	9,210,051
Texas Instruments Incorporated	128,267	6,136,293
Tokyo Electron Limited	29,400	1,546,692
Tokyo Seimitsu Company Limited	7,800	149,972
Tower Semiconductor Limited †	470	5,743
Transcend Information Incorporated	68,130	183,643
ULVAC Incorporated	9,400	149,876
United Microelectronics Corporation	4,087,301	1,350,458
Vanguard International Semiconductor Corporation	191,000	217,206
VIA Technologies Incorporated †	485	79
Windbond Electronics Corporation †	630,000	130,314
Xinyi Solar Holdings Limited	149	50

		237,194,515

Software: 2.65%
ACI Worldwide Incorporated †	227,200	4,846,176
Activision Blizzard Incorporated	60,389	1,728,937
Ansys Incorporated †	47,545	4,212,487
Aspen Technology Incorporated †	168,380	6,376,551
Asseco Poland SA	17,110	237,395
Autodesk Incorporated †	112,898	5,277,982
AVEVA Group plc	4,997	166,010
CA Incorporated	178,900	4,882,181
Capcom Company Limited	7,500	176,310
Check Point Software Technologies Limited †	13,229	1,031,994
Citrix Systems Incorporated †	82,300	5,605,453

80	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Software (continued)
Colopl Incorporated «	5,900	$106,529
CommVault Systems Incorporated †	81,100	2,906,624
Constellation Software Incorporated	1,591	679,900
Dassault Systemes SA	12,679	880,555
FactSet Research Systems Incorporated	19,441	3,070,123
Fair Isaac Corporation	59,300	5,074,301
Fidessa Group plc	2,334	67,261
Financial Technologies Limited	3,146	5,608
Fortinet Incorporated †	72,600	3,059,364
Fuji Soft Incorporated	4,700	78,815
Gemalto NV «	6,728	484,699
Guidewire Software Incorporated †	133,909	7,486,852
GungHo Online Entertainment Incorporated «	66,800	201,114
IGG Incorporated	195,000	73,722
Intuit Incorporated	50,242	4,308,252
Koei Techmo Holdings Company Limited	8,000	144,711
Konami Corporation	20,000	439,477
Manhattan Associates Incorporated †	146,520	8,568,490
Micro Focus International plc	13,826	276,869
Microsoft Corporation	979,473	42,626,665
NCsoft Corporation	2,292	423,422
NetSuite Incorporated †	18,800	1,670,380
Nexon Company Limited	26,600	370,801
NHN Entertainment Corporation †	4,635	222,982
Nice Systems Limited	6,731	421,422
Nintendo Company Limited	17,900	3,692,655
Nippon System Development Company Limited	8,000	99,575
Open Text Corporation	11,200	507,984
Oracle Corporation (Japan)	5,800	242,554
Oracle Financials Services	4,122	257,065
Playtech plc	18,069	237,758
PTC Incorporated †	219,471	7,268,880
Qlik Technologies Incorporated †	177,700	6,727,722
Red Hat Incorporated †	91,311	6,593,567
Rovi Corporation †	211,089	2,336,755
Salesforce.com Incorporated †	112,868	7,828,524
SAP AG	84,470	5,686,336
ServiceNow Incorporated †	69,251	4,914,051
Software AG	6,805	188,310
SolarWinds Incorporated †	126,800	5,040,300
Solera Holdings Incorporated	35,360	1,703,291
Splunk Incorporated †	63,321	3,924,002
Square Enix Company Limited	12,400	323,718
SS&C Technologies Holdings	148,100	10,032,294
Symantec Corporation	82,300	1,686,327
Tableau Software Incorporated Class A †	20,500	1,930,485
Take-Two Interactive Software Incorporated †	193,640	5,640,733
Temenos Group AG	5,073	180,007
The Sage Group plc	119,600	946,078
TiVo Incorporated †	233,067	2,120,910

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	81

Security name	Shares	Value

Software (continued)
Trend Micro Incorporated	17,600	$626,420
Tyler Technologies Incorporated †	66,824	9,224,385
Ubisoft Entertainment SA †	8,390	157,181
Ultimate Software Group Incorporated †	56,585	9,969,711
V1 Group Limited †	1,400	94
Verint Systems Incorporated †	117,080	6,243,876
VMware Incorporated Class A †	16,511	1,306,846
Workday Incorporated Class A †	49,200	3,456,792
Xero Limited «†	14,012	123,443

		229,409,043

Technology Hardware, Storage & Peripherals: 2.28%
3D Systems Corporation «†	58,900	808,697
Acer Incorporated †	679,311	250,545
Advantech Company Limited	130,836	832,403
Apple Incorporated	1,057,843	119,282,377
Asustek Computer Incorporated	229,601	2,088,821
Blackberry Limited †	42,015	318,721
Brother Industries Limited	44,000	601,377
Canon Incorporated	177,300	5,421,298
Canon Incorporated ADR	7	213
Catcher Technology Company Limited	222,614	2,271,571
Chicony Electronics Company Limited	116,539	289,413
Clevo Company	125,978	116,159
Compal Electronic Incorporated	1,550,754	905,592
Diebold Incorporated	148,336	4,616,216
Eizo Nanao Corporation	3,500	79,911
Electronics For Imaging Incorporated †	90,700	3,969,939
Foxconn Technology Company Limited	274,505	771,982
FUJIFILM Holdings Corporation	76,600	3,152,204
Gigabyte Technology Company Limited	100,000	84,675
Hewlett-Packard Company	214,104	6,007,758
HTC Corporation	165,691	234,512
Inventec Company Limited	871,583	399,145
Jess Link Products Company Limited	143	123
Konica Minolta Holdings Incorporated	83,000	911,915
Lenovo Group Limited	2,090,000	1,715,137
Lexmark International Incorporated Class A	137,700	4,128,246
Lite-On Technology Corporation	533,177	488,341
Logitech International SA	18,355	243,999
Micro-Star International Company Limited	218	169
Mitac Holdings Corporation	183,065	113,656
NEC Corporation	431,149	1,362,066
Neopost SA	3,201	110,544
NetApp Incorporated	161,026	5,146,391
Pegatron Corporation	620,150	1,604,888
Qisda Corporation	171,392	51,097
Quanta Computer Incorporated	913,766	1,679,469
Ricoh Company Limited	121,965	1,192,638
Riso Kagaku Corporation	7,400	144,600

82	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Ritek Corporation †	159	$14
Samsung Electronics Company Limited	19,400	17,862,270
SanDisk Corporation	37,200	2,029,632
Seagate Technology plc «	40,007	2,056,360
Seiko Epson Corporation	50,400	817,724
Stratasys Limited «†	3,967	121,628
Toshiba TEC Corporation	25,000	93,001
Wacom Company Limited «	32,000	115,610
Western Digital Corporation	26,600	2,180,136
Wincor Nixdorf AG	2,644	112,745
Wistron Corporation	549,400	271,863

		197,057,791

Materials: 4.80%

Chemicals: 2.42%
Adeka Corporation	19,600	246,708
Agrium Incorporated	14,300	1,484,891
Air Liquide SA	32,542	3,901,844
Air Water Incorporated	30,000	479,812
Airgas Incorporated	35,805	3,455,899
Akzo Nobel NV	24,499	1,658,841
Alent plc	22,841	167,186
Alexandria Mineral Oils Company	1,424	6,302
Arkema SA	6,977	492,538
Asahi Kasei Corporation	211,000	1,685,424
Asahi Organic Chemicals Industry Company Limited	3,000	5,939
Asian Paints Limited	98,719	1,260,217
Axiall Corporation	40,000	1,010,400
BASF SE	83,164	6,702,424
Batu Kawan Bhd	35,500	145,888
Cabot Corporation	144,207	4,884,291
Castrol India Limited	27,072	175,240
Celanese Corporation Series A	86,600	5,251,424
China Petrochemical Development Corporation †	458,261	112,819
China Steel Chemical Corporation	35,000	107,573
Christian Hansen Holding AS	8,826	444,395
Chugoku Marine Paints Limited	12,000	81,165
Ciech SA †	645	12,377
Clariant AG	25,999	469,335
Croda International plc	12,671	562,310
Cytec Industries Incorporated	141,310	10,485,202
Daicel Chemical Industries Limited	64,000	845,696
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	71,390
Dainippon Ink & Chemicals Incorporated	166,000	401,188
Daiso Company Limited	20,000	69,617
DC Chemical Company Limited	2,946	203,499
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	392,329
DuluxGroup Limited	61,858	247,840
E.I. du Pont de Nemours & Company	109,999	5,664,949

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	83

Security name	Shares	Value

Chemicals (continued)
Ecolab Incorporated	47,638	$5,199,211
EMS-Chemie Holdings AG	754	340,086
Essentra plc	22,982	300,642
Eternal Chemical Company Limited	145,041	129,724
Evonik Industries AG	10,659	394,993
FMC Corporation	70,226	2,971,262
Formosa Chemicals & Fibre Corporation	1,130,495	2,418,320
Formosa Plastics Corporation	1,521,709	3,353,410
Frutarom Industries Limited	1,818	69,026
Fufeng Group Limited	200	89
Fujimori Kogyo Company Limited	3,100	85,916
Givaudan SA	948	1,632,876
Hanwha Chem Corporation	19,613	300,973
Hanwha Corporation (Korea)	11,460	408,403
Hexpol AB	40,678	406,964
Hitachi Chemical Company Limited	19,400	298,597
Huntsman Corporation	123,800	2,046,414
Hyosung Corporation	5,120	554,099
Incitec Pivot Limited	260,881	651,652
Indorama Ventures PCL	398,233	242,195
International Flavors & Fragrances Incorporated	42,600	4,666,830
Ishihara Sangyo Kaisha Limited †	110,000	99,806
Israel Chemicals Limited	39,013	219,702
Johnson Matthey plc	19,624	814,558
JSR Corporation	32,000	503,617
K&S AG	16,172	604,944
Kaneka Corporation	60,000	486,493
Kansai Paint Company Limited	44,000	687,392
Kemira Oyj	9,572	113,964
Kolon Industries Incorporated	3,691	172,886
Koninklijke DSM NV	19,457	1,024,218
Korea Kumho Petrochemical Company	2,618	121,299
Kuraray Company Limited	57,100	675,865
Kureha Corporation	28,000	98,849
LANXESS AG	8,492	431,677
LG Chem Limited	7,139	1,412,408
Linde AG	17,717	3,079,589
Lintec Corporation	9,300	214,636
Lotte Chemical Corporation	3,390	707,952
LyondellBasell Industries NV Class A	49,300	4,209,234
Methanex Corporation «	12,000	491,092
Mexichem SAB de CV	342,879	877,527
Minerals Technologies Incorporated	66,284	3,565,416
Mitsubishi Chemical Holdings Corporation	247,000	1,407,208
Mitsubishi Gas Chemical Company Incorporated	85,000	415,062
Mitsui Chemicals Incorporated	162,000	549,198
Monsanto Company	89,208	8,711,161
Nan Ya Plastics Corporation	1,624,125	2,960,125
NewMarket Corporation	5,778	2,214,361
Nihon Nohyaku Company Limited	10,000	78,113

84	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Chemicals (continued)
Nihon Parkerizing Company Limited	19,000	$161,892
Nippon Chemical Industrial Company Limited	4,000	10,459
Nippon Kayaku Company Limited	35,000	358,849
Nippon Paint Company Limited	37,000	761,760
Nippon Shokubai Company Limited	32,000	494,115
Nippon Soda Company Limited	28,000	160,746
Nippon Synthetic Chemical Industry Company Limited	7,000	50,464
Nippon Valqua Industries Limited	4,000	10,393
Nissan Chemical Industries Limited	26,100	601,505
Nitto Denko Corporation	27,300	1,840,191
NOF Corporation	39,000	290,807
Novozymes AS Class B	23,343	1,017,057
Nufarm Limited	41,407	210,691
Nuplex Industries Limited	34,891	86,244
OCI Materials Company Limited	682	63,255
Okamoto Industries Incorporated	14,000	125,987
Olin Corporation «	176,648	3,525,894
Orica Limited «	58,314	658,177
Oriental Union Chemical Corporation	186,626	144,547
Petkim Petrokimya Holding SA †	82,074	111,113
Petronas Chemicals Group Bhd	416,600	602,086
PolyOne Corporation	170,200	5,526,394
Potash Corporation of Saskatchewan	82,800	2,156,224
PPG Industries Incorporated	49,400	4,707,326
Praxair Incorporated	53,602	5,668,412
PTT Global Chemical PCL	356,623	567,095
RPM International Incorporated	77,818	3,412,319
Sakai Chemical Industry Company Limited	33,000	95,814
Samsung Fine Chemicals Company	4,271	128,374
Sanyo Chemical Industries Limited	13,000	97,257
Scotts Miracle-Gro Company Class A	85,392	5,310,528
Sensient Technologies Corporation	108,386	7,061,348
Shikoku Chemicals Corporation	9,000	75,201
Shin-Etsu Chemical Company Limited	62,800	3,456,629
Showa Denko KK	267,000	306,124
Sidi Kerir Petrochemcials Company	9,866	16,393
Sigma-Aldrich Corporation	61,929	8,633,522
Sika AG	92	304,652
SK Chemicals Company Limited	3,812	220,775
SKC Company Limited	4,380	142,019
Solvay SA	6,042	711,226
Stella Chemifa Corporation	600	5,761
Sumitomo Bakelite Company Limited	36,000	138,970
Sumitomo Chemical Company Limited	269,000	1,340,174
Symrise AG	9,598	579,340
Syngenta AG	8,855	3,068,768
Synthos SA	150,781	157,731
T. Hasegawa Company Limited	4,600	69,360
Taekwang Industrial Company Limited	176	176,930
Taiwan Fertilizer Company Limited	147,000	185,919

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	85

Security name	Shares	Value

Chemicals (continued)
Taiyo Holdings Company Limited	3,100	$111,102
Taiyo Nippon Sanso Corporation	36,000	441,259
Takasago International Corporation	13,000	74,096
Teijin Limited	177,000	563,550
Tenma Corporation	1,000	16,670
Tessenderlo Chemie NV Strip VVP †(a)	124	0
The Chemours Company	21,999	212,730
The Dow Chemical Company	134,644	5,892,021
The Israel Corporation Limited	200	60,596
The Mosaic Company	38,900	1,588,287
The Sherwin-Williams Company	14,500	3,709,245
The Valspar Corporation	40,300	2,953,990
Toagosei Company Limited	25,500	187,409
Tokai Carbon Company Limited	40,000	97,992
Tokuyama Corporation «†	66,000	111,601
Tokyo Ohka Kogyo Company Limited	9,000	253,516
Toray Industries Incorporated	258,000	2,281,321
Tosoh Corporation	95,000	449,004
Toyo Ink Manufacturing Company Limited	45,000	171,114
Toyobo Company Limited	171,000	245,424
TSRC Corporation	179,371	112,465
UBE Industries Limited Japan	191,000	330,845
Umicore SA	12,219	488,886
Uralkali Sponsored GDR †	67,000	1,024,283
USI Corporation	140,300	55,195
Victrex plc	9,279	255,726
W.R. Grace & Company †	35,435	3,505,939
Wacker Chemie AG	1,172	101,162
Westlake Chemical Corporation	18,200	1,005,186
Yara International ASA	16,864	752,859
Yushiro Chemical Industry Company Limited	600	7,052
Zeon Corporation	32,000	266,062

		209,540,390

Construction Materials: 0.47%
Adelaide Brighton Limited	81,546	261,725
Ambuja Cements Limited	238,447	743,230
Anhui Conch Cement Company Limited H Shares	341,000	1,031,793
Asia Cement Corporation	875,058	939,983
Associated Cement Companies Limited	9,386	188,475
Boral Limited	121,372	487,152
Brickworks Limited	11,048	117,070
Buzzi Unicem SpA	3,462	59,011
Cemex SAB de CV †	4,016,903	3,147,118
China National Building Material Company Limited H Shares	786,000	458,413
China Resources Cement Holdings Limited	336,369	165,362
CRH plc	73,433	2,199,333
CSR Limited	85,052	188,240
Eagle Materials Incorporated	95,900	7,847,497
Fletcher Building Limited - Australia Exchange	8,657	39,860

86	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Construction Materials (continued)
Fletcher Building Limited - New Zealand Exchange	120,402	$549,438
Goldsun Development & Construction Company Limited	424,675	110,946
Grasim Industries Limited	1,616	83,785
Heidelbergcement AG	13,467	1,017,944
Holcim Limited	21,927	1,395,035
Imerys SA	3,080	212,454
Italcementi SpA	2,260	25,285
Italmobiliare SpA	261	7,533
James Hardie Industries NV	75,959	949,768
Lafarge Malayan Cement Bhd	55,470	122,826
LafargeHolcim Limited	16,047	1,019,925
Martin Marietta Materials Incorporated	31,617	5,305,333
PT Indocement Tunggal Prakarsa Tbk	408,500	570,592
PT Semen Gresik Persero Tbk	663,500	436,824
RHI AG «	2,303	48,146
SA Des Ciments Vicat	887	59,621
Shree Cement Limited	2,671	433,134
Siam City Cement PCL	10,000	95,132
Suez Cement Company	4,510	18,426
Sumitomo Osaka Cement Company Limited	74,000	287,491
Taiheiyo Cement Corporation	196,000	664,462
Taiwan Cement Corporation	832,746	891,972
TCC International Holdings Limited	121,000	22,951
The Siam Cement PCL - Bangkok Exchange	49,400	656,002
The Siam Cement PCL - Non-voting	18,000	241,038
Titan Cement Company SA	5,264	110,579
Ultra Tech Cement Limited	22,119	961,557
Ultratech Cement Limited GDR	1,352	58,774
Vulcan Materials Company	69,300	6,487,866

		40,719,101

Containers & Packaging: 0.41%
Amcor Limited	200,297	1,955,668
AptarGroup Incorporated	119,482	8,048,308
Avery Dennison Corporation	54,000	3,136,320
Bemis Company Incorporated	57,614	2,443,986
Cascades Incorporated	2,512	16,383
CCL Industries Incorporated Class B	1,924	251,542
China Optoelectronics Holding †	192,025	10,778
DS Smith plc	99,241	601,070
FP Corporation	6,600	229,191
Fuji Seal International Incorporated	4,300	147,016
Greif Incorporated Class A	81,920	2,398,618
Huhtamaki Oyj	10,786	351,123
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	610	71,771
Nampak Limited	117,445	273,327
Nihon Yamamura Glass Company Limited	9,000	13,511
Orora Limited	243,074	396,133
Owens-Illinois Incorporated †	91,100	1,899,435

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	87

Security name	Shares	Value

Containers & Packaging (continued)
Rengo Company Limited	50,000	$200,850
Rexam plc	67,076	554,268
RPC Group plc	23,684	238,592
Smurfit Kappa Group plc	16,584	490,646
Sonoco Products Company	57,039	2,242,773
Toyo Seikan Kaisha Limited	32,700	537,021
WestRock Company	148,352	8,804,691

		35,313,021

Metals & Mining: 1.26%
Acerinox SA	8,018	92,628
African Minerals Limited «†(a)	22,055	0
African Rainbow Minerals Limited	22,497	120,526
Agnico-Eagle Mines Limited	19,266	471,838
Aichi Steel Corporation	18,000	70,227
Alacer Gold Corporation †	17,005	37,097
Alamos Gold Incorporated Class A	24,549	101,137
Alcoa Incorporated	163,400	1,544,130
Alkane Resources Limited †	26,657	5,217
Allegheny Technologies Incorporated	57,000	1,100,670
Alumina Limited	454,301	423,527
Anglo American Platinum Limited †	11,072	267,353
Anglo American plc	133,132	1,513,797
Anglogold Ashanti Limited †	103,958	837,221
Antofagasta plc	33,519	313,239
ArcelorMittal	92,503	720,284
Arrium Limited	448,166	35,083
Asahi Holdings Incorporated	8,000	118,778
Assore Limited «	7,325	47,441
Atlas Iron Limited	169,597	3,138
AuRico Metals Incorporated †	10,794	6,153
B2Gold Corporation †	55,517	64,986
Barrick Gold Corporation - Toronto Exchange	107,200	745,576
Beadell Resources Limited	130,759	13,028
Bekaert SA	3,186	92,490
BHP Billiton Limited	525,142	9,410,203
BHP Billiton plc	191,237	3,321,890
BlueScope Steel Limited	113,681	348,684
Boliden AB	25,134	415,337
Carpenter Technology Corporation	96,200	3,751,800
Centerra Gold Incorporated	13,776	69,634
China Daye Non-Ferrous Metal Mining Limited †	660,000	12,604
China Metal Recycling Holdings Limited †(a)	68,664	0
China Rare Earth Holdings Limited †	60	5
China Steel Corporation	3,181,348	1,906,697
Chubu Steel Plate Company Limited	2,600	10,744
Chung Hung Steel Corporation †	954	122
Cia Siderurgica Nacional SA	168,978	163,077
Cia Vale do Rio Doce	403,946	1,995,978
Cliffs Natural Resources Incorporated «	98,816	392,300

88	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Metals & Mining (continued)
Commercial Metals Company	266,605	$4,185,699
Compania de Minas Buenaventura SA ADR	54,841	346,595
Compass Minerals International Incorporated	64,209	5,200,929
Daido Steel Company Limited	74,000	274,673
Delong Holdings Limited †	7,000	595
Detour Gold Corporation †	15,148	153,023
Dominion Diamond Corporation	10,250	121,853
Dongkuk Steel Mill Company Limited †	6,732	33,866
Dowa Mining Company Limited	49,000	427,212
Eastern Platinum Limited †	3,200	2,603
El Ezz Aldekhela Steel Alexandria	164	8,266
El Ezz Steel Company †	15,612	18,363
Eldorado Gold Corporation	67,207	200,763
Eramet «†	866	49,075
Eregli Demir Ve Celik Fabrikalari Tas	657,512	894,666
Feng Hsin Iron & Steel Company	115,690	122,674
First Majestic Silver Corporation †	10,800	37,270
First Quantum Minerals Limited	56,722	295,768
Fortescue Metals Group Limited «	312,131	424,265
Franco-Nevada Corporation «	13,507	585,208
Freeport-McMoRan Incorporated	135,100	1,437,464
Fresnillo plc	15,690	149,393
G J Steel PCL †	541,830	3,477
G-Resources Group Limited	6,447,000	171,364
Gerdau SA	32,565	40,048
Gindalbie Metals Limited †	94,123	1,742
Glencore International plc	1,001,463	2,278,993
Gold Fields Limited	165,151	530,445
Goldcorp Incorporated	77,180	1,070,641
Golden Star Resources Limited †	13,559	2,422
Grupo Mexico SAB de CV	1,202,456	3,050,087
Hindalco Industries Limited	159,435	191,994
Hindalco Industries Limited GDR 144A	47,917	57,702
Hindustan Zinc Limited	43,032	82,309
Hitachi Metals Limited	32,000	405,955
Hudbay Minerals Incorporated	14,987	75,072
Hyundai Steel Company	13,240	592,176
IAMGOLD Corporation †	35,249	59,213
Iluka Resources Limited	79,595	420,863
Impala Platinum Holdings Limited †	122,990	459,306
Independence Group NL	42,669	100,509
Industrias Penoles SAB de CV	28,068	400,245
JFE Holdings Incorporated	94,592	1,468,796
Jiangxi Copper Company Limited H Shares	314,000	396,650
Jindal Steel & Power Limited †	77,705	78,962
JSW Steel Limited	25,023	346,332
KGHM Polska Miedz SA	48,720	1,013,250
Kinross Gold Corporation †	113,307	202,395
Kobe Steel Limited	556,000	747,540
Korea Zinc Company Limited	2,063	894,795

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	89

Security name	Shares	Value

Metals & Mining (continued)
Koza Altin Isletmeleri AS	13,742	$115,213
Kumba Iron Ore Limited	16,043	109,299
Kurimoto Limited	22,000	37,019
Kyoei Steel Limited	5,200	90,716
Labrador Iron Ore Royalty Company	2,785	30,843
Lonmin plc «†	70,122	37,768
Lundin Mining Corporation †	45,155	153,423
Lynas Corporation Limited «†	320,009	8,426
Major Drilling Group International	4,509	13,846
Maruichi Steel Tube Limited	15,900	405,254
Medusa Mining Limited †	33,903	11,702
Mercator Minerals Limited †(a)	33,385	0
Midas Holdings Limited	65,000	11,977
Mincor Resources NL	16,028	3,365
Mineral Deposit Limited †	6,406	2,963
Mining & Metallurgical Company Norilsk Nickell	187,999	2,976,964
Mitsubishi Materials Corporation	213,000	685,198
Mitsubishi Steel Manufacturing Company Limited	27,000	52,336
Mitsui Mining & Smelting Company Limited	112,000	230,033
Mongolian Mining Corporation †	408,750	10,285
Mytilineos Holdings SA †	1,209	6,159
Nakayama Steel Works Limited †	14,000	9,354
Neturen Company Limited	6,900	48,662
Nevsun Resources Limited	18,400	55,245
New Gold Incorporated †	45,386	104,530
Newcrest Mining Limited †	120,892	963,567
Newmont Mining Corporation	313,564	5,352,537
Nippon Denko Company Limited	10,000	20,209
Nippon Light Metal Holdings Company Limited	103,200	159,182
Nippon Steel Corporation	1,486,000	3,060,619
Nisshin Steel Holdings Company Limited	17,264	162,622
Nittetsu Mining Company Limited	12,000	56,320
NMDC Limited	207,319	314,994
Norddeutsche Affinerie AG	3,804	252,705
Norsk Hydro ASA	97,893	339,158
Northern Dynasty Minerals †	2,200	1,003
NovaCopper Incorporated †	2,136	1,169
NovaGold Resources Incorporated †	12,820	47,943
Novolipet Steel GDR Register Shares	18,613	221,495
Nucor Corporation	38,100	1,649,349
Nyrstar Strip VVPR †(a)	3,073	0
Om Holdings Limited †	28,126	4,003
OSAKA Titanium Technologies Company	3,700	96,746
Osisko Gold Royalties Limited	3,915	45,441
Outokumpu Oyj †	8,348	35,953
OZ Minerals Limited	56,980	152,467
Pacific Metals Company Limited †	27,000	71,267
Pan American Silver Corporation	16,145	112,043
Petropavlovsk plc †	9,120	830
Philex Mining Corporation	24	3

90	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Metals & Mining (continued)
Pilot Gold Incorporated †	4,936	$1,576
Polyus Gold International Limited	110,465	322,066
POSCO	12,853	2,064,739
PT Aneka Tambang Tbk †	74	3
PT International Nickel Indonesia Tbk	380,928	41,889
Randgold Resources Limited	8,688	527,803
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited †	88,984	92,139
Reliance Steel & Aluminum Company	42,000	2,441,040
Resolute Mining Limited †	139,174	26,246
Rio Tinto Limited	71,120	2,545,305
Rio Tinto plc	117,359	4,300,487
Royal Gold Incorporated	33,285	1,601,674
Salzgitter AG	2,771	86,366
Sandfire Resources NL	24,651	106,310
Sanyo Special Steel Company Limited	26,000	103,798
Semafo Incorporated †	21,405	53,041
Sherritt International Corporation	27,940	25,697
Silver Standard Resources Incorporated †	5,023	32,339
Silver Wheaton Corporation	32,641	400,197
Sims Group Limited «	28,188	230,289
Sociedad Minera Cerro Verde SA †	3,244	55,148
South32 Limited - Athens Exchange †	525,142	568,050
South32 Limited - London Exchange †	191,237	209,085
Southern Copper Corporation «	55,608	1,482,509
SSAB Svenskt Stal AB Class A †	20,546	86,300
SSAB Svenskt Stal AB Class B †	4,150	15,172
St. Barbara Limited †	67,401	25,902
Steel Authority of India Limited	105,948	79,292
Steel Dynamics Incorporated	142,500	2,775,900
Straits Resources Limited †	76,749	328
Sumitomo Metal Mining Company Limited	90,000	1,143,977
Talvivaara Mining Company plc †(a)	152,775	0
Tata Steel Limited	48,920	165,875
Teck Resources Limited Class B	45,708	328,322
Teranga Gold Corporation †	13,496	6,243
Thyssenkrupp AG	36,326	787,750
TimkenSteel Corporation	25,600	457,472
Toho Titanium Company Limited †	7,700	101,367
Toho Zinc Company Limited	26,000	67,769
Tokyo Steel Manufacturing Company Limited	16,100	104,248
Ton Yi Industrial Corporation	243,350	111,069
Topy Industries Limited	36,000	79,284
Trans Hex Group Limited	3,465	640
Tung Ho Steel Enterprise Corporation	217,962	116,564
Turquoise Hill Resources Limited †	57,728	172,886
Tycoons Worldwide Group PCL †	54,500	4,653
UACJ Corporation	44,000	81,660
United States Steel Corporation «	76,400	1,251,432
Vedanta Limited	301,698	447,725

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	91

Security name	Shares	Value

Metals & Mining (continued)
Vedanta Resources plc «	10,041	$84,358
Viohalco SA †	1,430	3,140
Voestalpine AG	9,874	361,212
Worthington Industries Incorporated	119,819	3,066,168
Yamana Gold Incorporated	78,246	146,905
Yamato Kogyo Company Limited	10,800	243,375
Yieh Phui Enterprise	488,242	120,350
Yodogawa Steel Works Limited	31,000	132,454
Young Poong Corporation	239	262,087
Zhidao International Holding †	102,000	13,688

		109,153,713

Paper & Forest Products: 0.24%
Canfor Corporation †	8,208	125,403
China Sandi Holdings Limited †	181,900	14,317
Chuetsu Pulp & Paper Company Limited	4,000	7,127
Compania Manufacturera De Papeles y Cartones SA	458,328	1,243,671
Daio Paper Corporation	22,000	275,284
Domtar Corporation	146,500	5,890,765
Fibria Celulose SA	78,215	1,104,648
Hokuetsu Paper Mills Limited	29,500	175,684
Holmen AB Class B	6,246	175,885
International Paper Company	54,900	2,368,386
Kapstone Paper & Packaging Corporation	161,700	3,523,443
Mitsubishi Paper Mills Limited †	65,000	45,573
Mondi plc	33,273	754,629
Munksjo Oyj	989	9,600
Nippon Paper Industries Company Limited	22,300	365,489
OJI Paper Company Limited	161,000	746,336
Resolute Forest Products Incorporated †	213,409	2,153,297
Stella-Jones Incorporated	9,800	332,974
Stora Enso Oyj	69,844	621,909
Tokushu Tokai Holdings Company Limited	24,000	68,099
UPM-Kymmene Oyj	55,974	934,003
West Fraser Timber Company Limited	6,150	239,484
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	129,792

		21,305,798

Telecommunication Services: 2.61%

Diversified Telecommunication Services: 1.38%
AT&T Incorporated	746,177	24,773,076
BCE Incorporated	28,401	1,148,475
Belgacom SA	15,466	557,015
Bezeq Israeli Telecommunication Corporation Limited	178,458	320,641
BT Group plc	792,428	5,318,092
Cable & Wireless Communication plc	241,619	222,459
Cellnex Telecom SAU †	24,087	428,161
CenturyLink Incorporated	69,260	1,872,790
China Telecom Corporation Limited H Shares	4,440,000	2,325,972

92	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Diversified Telecommunication Services (continued)
China Unicom Limited	1,479,688	$1,943,629
Chorus Limited †	60,850	98,731
Chunghwa Telecom Company Limited	1,185,602	3,600,242
Citic 1616 Holdings Limited	481	154
Deutsche Telekom AG	279,410	4,779,919
Elisa Oyj	17,138	571,173
Frontier Communications Corporation	645,641	3,273,400
Hellenic Telecommunications Organization SA	66,898	611,817
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	715,364	827,971
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	79,158
Iliad SA	1,823	411,795
Inmarsat plc	40,614	611,381
KT Corporation †	20,261	494,213
Level 3 Communications Incorporated †	146,228	6,540,778
LG Telecom Limited	33,879	315,087
Mahanagar Telephone Nigam Limited †	8,074	1,907
Manitoba Telecom Services Incorporated	5,945	128,290
Nippon Telegraph & Telephone Corporation	117,400	4,483,056
Ooredoo QSC	33,164	633,022
Orange Polska SA	132,850	249,801
Orange SA	201,914	3,192,483
PCCW Limited	819,477	432,470
Portugal Telecom SGPS SA †	69,503	20,278
PT Telekomunikasi Indonesia Persero Tbk	15,507,084	3,167,639
PT Xl Axiata Tbk †	521,500	111,352
Rostelecom Sponsored ADR	8,973	65,756
Royal KPN NV	274,617	1,069,937
Singapore Telecommunications Limited	1,333,100	3,533,393
Spark New Zealand Limited	198,250	424,700
Swisscom AG	2,129	1,150,781
Taicom PCL	188,600	165,739
TalkTalk Telecom Group plc «	57,843	267,079
TDC AS	101,735	643,783
Telecom Egypt Company	36,313	32,371
Telecom Italia SpA †	885,010	1,075,543
Telecom Italia SpA RSP	592,709	594,275
Telecom Malaysia Bhd	423,650	654,640
Telefonica Brasil SA	8,717	82,924
Telefonica Deutschland Holding AG	91,645	556,219
Telefonica SA	400,798	5,662,424
Telenor ASA	70,077	1,398,609
TeliaSonera AB	206,312	1,164,374
Telstra Corporation Limited	677,674	2,782,679
Telus Corporation	19,486	637,487
Tiscali SpA †	588	39
True Corporation PCL †	679,867	183,979
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	246,922

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	93

Security name	Shares	Value

Diversified Telecommunication Services (continued)
Verizon Communications Incorporated	495,597	$22,802,418
Windstream Holdings Incorporated «	62,301	447,944

		119,190,442

Wireless Telecommunication Services: 1.23%
Advanced Info Service PCL - Foreign Register	299,600	1,989,254
America Movil SAB de CV Class L	12,047,536	11,025,232
Axiata Group Bhd	909,623	1,329,782
Bharti Airtel Limited	447,901	2,387,233
Bharti Infratel Limited	118,676	713,663
Cellcom Israel Limited †	6,225	40,545
China Mobile Limited	1,654,000	20,039,948
Digi.com Bhd	598,500	745,275
Empresa Nacional de Telecomunicaciones SA	22,604	211,066
Far Eastone Telecommunications Company Limited	553,722	1,215,139
Freenet AG	9,566	304,538
Global Telecom Holding †	313,006	83,947
Globe Telecom Incorporated	8,330	459,095
Idea Cellular Limited	292,014	684,624
Intouch Holdings PCL	282,100	605,990
Intouch Holdings PCL Class F	137,100	296,422
KDDI Corporation	294,000	7,318,778
M1 Limited	94,400	196,688
Maxis Bhd	514,200	804,356
MegaFon OAO	22,517	289,343
Millicom International Cellular SA	6,159	411,037
Mobile Telesystems ADR	144,012	1,098,812
MTN Group Limited «	468,308	6,250,040
NTT DOCOMO Incorporated	218,400	4,573,006
Okinawa Cellular Telephone Company	2,400	71,168
Orascom Telecom Media & Technology Holding SAE †	313,006	27,982
Partner Communications Company Limited †	5,768	25,163
Philippine Long Distance Telephone Company	18,020	970,782
PT Indonesian Satellite Corporation Tbk †	241,500	69,528
Reliance Communications Limited †	99,697	90,586
Reliance Communications Limited GDR †144A	32,828	29,828
Rogers Communications Incorporated Class B	35,000	1,194,778
SBA Communications Corporation Class A †	66,698	7,883,704
Sistema JSFC Sponsored GDR - London Exchange	46,976	346,683
SK Telecom Company Limited	6,460	1,332,691
SmarTone Telecommunications Holding Limited	52,289	93,782
SoftBank Corporation	158,345	9,224,982
Sprint Corporation «†	113,174	572,660
StarHub Limited	109,000	282,726
Taiwan Mobile Company Limited	554,202	1,665,876
Tata Teleservices Maharashtra Limited †	30,393	2,972
Tele2 AB Class B	29,579	292,261
Telephone & Data Systems Incorporated	224,976	6,398,317
Tim Participacoes SA	177,415	430,494
Total Access Communication PCL	81,100	152,154
Total Access Communication PCL Non-voting	111,100	208,438

94	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Wireless Telecommunication Services (continued)
Turkcell Iletisim Hizmetleri AS	272,349	$1,066,824
VimpelCom Limited ADR	49,963	233,327
Vodacom Group Proprietary Limited	138,113	1,473,709
Vodafone Group plc	2,508,570	8,726,592
Vodafone Qatar	126,716	492,442

		106,434,262

Utilities: 4.13%

Electric Utilities: 1.83%
Acciona SA	2,541	189,360
Adani Transmissions Limited †	63,989	30,033
ALLETE Incorporated	102,632	4,903,757
American Electric Power Company Incorporated	59,080	3,207,453
AusNet Services	345,518	320,884
CEZ AS	55,424	1,267,231
Cheung Kong Infrastructure Holdings Limited	104,000	857,491
Chubu Electric Power Company Incorporated	118,800	1,840,770
Cleco Corporation	139,096	7,452,764
CLP Holdings Limited	370,000	3,062,625
Companhia Energetica de Minas Gerais	22,649	46,964
Contact Energy Limited	167,998	552,616
CPFL Energia SA	157,165	680,377
Duke Energy Corporation	83,054	5,889,359
Edison International	39,968	2,337,329
El Paso Electric Company	92,100	3,260,340
Electricite de France SA	26,434	572,198
Emera Incorporated	12,523	433,679
Endesa SA	7,520	156,114
Enea SA	23,564	88,616
Enel SpA	620,103	2,794,529
Energias de Portugal SA	245,535	861,298
Enersis SA	5,359,575	1,492,918
Entergy Corporation	101,446	6,627,467
Eversource Energy	179,552	8,482,036
EVN AG	581	6,455
Exelon Corporation	109,271	3,361,176
FirstEnergy Corporation	244,646	7,818,886
Fortis Incorporated (Canada) «	25,374	688,354
Fortum Oyj	40,768	663,801
Great Plains Energy Incorporated	89,846	2,238,962
Hawaiian Electric Industries Incorporated	245,777	6,948,116
Hokkaido Electric Power Company Incorporated †	37,200	408,714
Hokuriku Electric Power Company	36,400	526,026
Iberdrola SA	522,348	3,549,157
IDACORP Incorporated	115,659	6,866,675
Infratil Limited	115,574	219,752
ITC Holdings Corporation	83,136	2,718,547
Kansai Electric Power Company Incorporated †	132,400	1,652,884
Korea Electric Power Corporation	41,924	1,701,418

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	95

Security name	Shares	Value

Electric Utilities (continued)
Kyushu Electric Power Company Incorporated †	76,900	$917,205
Manila Electric Company	51,050	310,188
Nextera Energy Incorporated	55,211	5,433,315
OGE Energy Corporation	114,796	3,218,880
Pepco Holdings Incorporated	145,288	3,338,718
Pinnacle West Capital Corporation	63,704	3,792,299
PNM Resources Incorporated	182,237	4,667,090
Polska Grupa Energetyczna SA	252,746	1,044,867
Portland General Electric Company	203,135	7,016,283
Power Assets Holdings Limited	249,105	2,143,896
Power Grid Corporation of India Limited	426,776	838,786
PPL Corporation	83,366	2,583,512
Public Power Corporation SA	10,093	45,983
Red Electrica Corporacion SA	10,670	852,981
Reliance Energy Limited	32,954	169,318
Romande Energie Holding SA	7	7,097
Scottish & Southern Energy plc	95,550	2,156,802
Shikoku Electric Power Company Incorporated	32,900	514,796
Spark Infrastructure Group	222,795	315,519
Tata Power Company Limited	384,258	350,009
Tauron Polska Energia SA	210,484	195,102
Tenaga Nasional Bhd	816,437	2,173,278
Terna SpA	126,682	590,802
The Chugoku Electric Power Company Incorporated	50,000	731,637
The Okinawa Electric Power Company Incorporated	3,900	91,810
The Southern Company	113,445	4,924,647
Tohoku Electric Power Company Incorporated	81,600	1,120,666
Tokyo Electric Power Company Incorporated †	127,300	871,522
Trustpower Limited	3,817	18,096
UIL Holdings Corporation	130,100	5,923,453
Westar Energy Incorporated	85,613	3,129,155
Xcel Energy Incorporated	66,938	2,257,819

		158,522,662

Gas Utilities: 0.67%
AGL Resources Incorporated	68,969	4,206,419
APA Group	176,480	1,101,442
Atmos Energy Corporation	58,766	3,219,789
Aygaz AS	12,972	45,018
China Gas Holdings Limited	654,000	955,256
China Resources Gas Group Limited	210,000	554,125
Enagas SA	21,486	588,779
ENN Energy Holdings Limited	136,000	694,034
Gail India Limited	63,415	282,470
Gas Natural SDG SA	33,541	681,249
Hanjin Heavy Industries & Construction Holdings Company Limited	2,009	11,228
Hong Kong & China Gas Company Limited	1,139,366	2,149,345
Korea Gas Corporation	5,695	193,806
National Fuel Gas Company	45,700	2,465,972
New Jersey Resources Corporation	195,800	5,535,266

96	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Shares	Value

Gas Utilities (continued)
ONE Gas Incorporated	100,380	$4,313,329
Osaka Gas Company Limited	338,000	1,373,356
Petronas Gas Bhd	91,700	465,487
Piedmont Natural Gas Company «	181,272	6,993,474
PT Perusahaan Gas Negara Persero Tbk	2,360,000	466,961
Questar Corporation	99,303	1,917,541
Rubis SCA	5,279	374,623
Saibu Gas Company Limited	65,000	161,917
Shizuoka Gas Company Limited	11,500	79,490
Snam SpA	230,938	1,130,400
Southwest Gas Corporation	107,207	5,906,034
Superior Plus Corporation «	9,992	87,191
Toho Gas Company Limited	93,000	560,754
Tokyo Gas Company Limited	364,000	1,991,514
Towngas China Company Limited	127,000	80,788
UGI Corporation	100,658	3,430,425
WGL Holdings Incorporated	119,311	6,466,656

		58,484,138

Independent Power & Renewable Electricity Producers: 0.30%
Aboitiz Power Corporation	386,100	357,271
Adani Power Limited †	212,190	71,821
AES Corporation	381,300	4,575,600
AES Gener SA	472,711	236,066
Albioma SA	480	8,198
Algonquin Power & Utilities Corporation	41,900	311,479
Capital Power Corporation	7,700	119,749
China Longyuan Power Group Corporation H Shares	1,165,000	1,237,147
China Renewable Energy Investment Limited †	15,871	502
China Resources Power Holdings Company	464,600	1,137,813
Colbun SA	1,637,920	446,104
Drax Group plc	35,738	160,462
Dynegy Incorporated †	258,162	6,647,672
EDP Renovaveis SA	9,632	65,748
Electric Power Development Company	27,700	868,231
Electricity Generating PCL	29,800	132,186
Empresa Nacional de Electricidad SA (Chile)	742,709	922,933
Enel Green Power SpA	152,321	290,576
Etrion Corporation †	2,567	631
Glow Energy PCL	31,600	87,055
Huaneng Power International Incorporated H Shares	1,186,000	1,366,569
Infigen Energy †	70,286	11,254
Kenon Holdings Limited	1,400	19,621
Malakoff Corporation Bhd	84,800	28,872
Neyveli Lignite Corporation Limited	4,901	5,482
NHPC Limited	186,049	46,040
Northland Power Incorporated «	23,700	295,800
NRG Energy Incorporated	196,289	3,910,077
NTPC Limited	682,862	1,247,591
PNOC Energy Development Corporation	1,562,250	200,546

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	97

Security name	Shares	Value

Independent Power & Renewable Electricity Producers (continued)
Ratchaburi Electricity Generating Holding PCL ADR	20,700	$30,751
RattanIndia Infrastructure Limited †	128,891	3,975
Reliance Power Limited †	138,060	77,883
Talen Energy Corporation †	10,412	148,371
Tractebel Energia SA	78,129	722,553
Transalta Corporation	24,700	123,538

		25,916,167

Multi-Utilities: 1.18%
A2A SpA	134,739	165,410
AGL Energy Limited	109,173	1,312,234
Alliant Energy Corporation	63,918	3,622,233
Ameren Corporation	143,362	5,776,055
ATCO Limited Class I	8,258	249,196
Avista Corporation	135,920	4,266,529
Black Hills Corporation	102,542	4,079,121
Canadian Utilities Limited Class A	11,598	320,629
CenterPoint Energy Incorporated	250,510	4,664,496
Centrica plc	513,840	1,917,602
CMS Energy Corporation	160,221	5,252,044
Consolidated Edison Incorporated	35,115	2,209,085
Dominion Resources Incorporated	74,045	5,164,639
DTE Energy Company	102,981	8,038,697
Duet Group	354,371	552,292
E.ON SE	187,516	2,126,306
GDF Suez	147,526	2,646,259
Hera SpA	43,571	111,477
Just Energy Group Incorporated «	8,403	50,650
Keppel Infrastructure Trust	56,761	19,107
MDU Resources Group Incorporated	121,303	2,172,537
National Grid plc	359,866	4,749,596
NiSource Incorporated	178,587	2,998,476
Northwestern Corporation	113,117	5,841,362
PG&E Corporation	59,065	2,928,443
Public Service Enterprise Group Incorporated	60,602	2,439,231
RWE AG	45,697	686,881
SCANA Corporation	81,857	4,329,417
Sempra Energy	28,079	2,663,293
Suez Environnement Company SA	28,095	507,109
TECO Energy Incorporated	132,864	2,799,444
Vector Limited	28,886	58,219
Vectren Corporation	189,119	7,608,257
Veolia Environnement SA	45,364	995,197
WEC Energy Group Incorporated	177,701	8,467,453
YTL Corporation Bhd	985,009	365,860
YTL Power International Bhd	429,768	158,605

		102,313,441

98	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name		Shares	Value

Water Utilities: 0.15%
Aguas Andinas SA Class A		613,482	$318,300
American Water Works Company Incorporated		104,378	5,421,393
Aqua America Incorporated		100,112	2,538,840
Beijing Enterprises Water Group Limited		1,230,000	880,833
Companhia de Saneamento Basico do Estado de Sao Paulo SA		77,100	334,409
Guangdong Investment Limited		804,000	1,087,208
Hyflux Limited		81,500	38,409
Pennon Group plc		35,570	420,556
Puncak Niaga Holdings Bhd †		13,700	8,090
Severn Trent plc		25,380	808,900
United Utilities Group plc		65,169	855,016

			12,711,954

Total Common Stocks (Cost $6,654,087,357)			8,585,762,784

	Dividend yield
Preferred Stocks: 0.39%

Consumer Discretionary: 0.06%

Automobiles: 0.05%
Bayerische Motoren Werke AG ±	4.56%	4,593	334,549
Hyundai Motor Company ±	4.39	4,236	358,148
Hyundai Motor Company ±	4.47	2,744	225,042
Porsche AG ±	3.28	14,496	1,010,324
Volkswagen AG ±	2.89	13,751	2,615,502

			4,543,565

Multiline Retail: 0.01%
Lojas Americanas SA ±	0.76	196,650	883,845

Consumer Staples: 0.03%

Beverages: 0.00%
ITO EN Limited ±	2.75	4,600	69,815

Food & Staples Retailing: 0.01%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ±	2.25	41,078	719,246

Household Products: 0.02%
Henkel AG & Company KGaA ±	1.33	17,027	1,782,670

Energy: 0.06%

Oil, Gas & Consumable Fuels: 0.06%
Petroleo Brasileiro SA †	0.00	1,282,258	3,249,266
Surgutneftegaz SP ADR ±	19.95	269,016	1,723,047

			4,972,313

Financials: 0.15%

Banks: 0.15%
Banco Bradesco SA ±	1.69	773,740	4,917,681
Banco Itau Holding Financeira SA ±	3.49	798,185	5,843,360

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	99

Security name	Dividend yield		Shares	Value

Banks (continued)
Itausa Investimentos Itau SA ±	7.14%		1,013,403	$2,034,267
Shinkin Central Bank Class A ±	3.18		138	254,862

				13,050,170

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Valneva SE †	0.00		612	275

Information Technology: 0.03%

Technology Hardware, Storage & Peripherals: 0.03%
Samsung Electronics Company Limited ±	2.54		3,003	2,208,928

Materials: 0.04%

Chemicals: 0.01%
Braskem SA Class A ±	5.07		30,900	119,880
Fuchs Petrolub AG ±	2.01		6,432	277,520
LG Chem Limited ±	2.52		846	123,744
Sociedad Quimica y Minera de Chile SA Class B ±	3.70		23,458	368,458

				889,602

Metals & Mining: 0.03%
Gerdau SA ±	4.86		263,802	381,884
Vale SA ±	10.03		553,330	2,158,912

				2,540,796

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Telefonica Brasil SA ±	14.98		131,152	1,460,640

Utilities: 0.00%

Electric Utilities: 0.00%
Companhia Energetica de Minas Gerais ±	10.33		167,349	347,005

Multi-Utilities: 0.00%
RWE AG ±	8.95		3,735	45,307

Total Preferred Stocks (Cost $63,930,319)				33,514,177

		Expiration date
Rights: 0.00%

Financials: 0.00%

Banks: 0.00%
Chong Hing Bank Limited †(a)		9-16-2015	2,885	86

Capital Markets: 0.00%
Pioneers Holding †(a)		9-3-2015	3,744	1,305

100	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—August 31, 2015 (unaudited)

Security name	Expiration date	Shares	Value

Health Care: 0.00%

Biotechnology: 0.00%
Intercell AG †(a)	5-16-2013	1,885	$0

Information Technology: 0.00%

Software: 0.00%
Constellation Software Incorporated †	9-15-2015	1,591	351

Total Rights (Cost $460)			1,742

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Peugeot SA †	4-29-2017	32,389	114,270

Hotels, Restaurants & Leisure: 0.00%
Minor International PCL †	11-3-2017	5,790	433
Miramar Hotel & Investment Company Limited †	1-19-2018	9,600	1,561

			1,994

Media: 0.00%
Seat Pagine Gialle SpA †	4-29-2016	147	0
Yellow Pages Limited †	12-20-2022	128	383

			383

Energy: 0.00%

Energy Equipment & Services: 0.00%
KNM Group Bhd †	11-15-2017	47,262	956

Oil, Gas & Consumable Fuels: 0.00%
Maurel et Prom SA †	12-31-2015	3,641	41

Financials: 0.00%

Real Estate Management & Development: 0.00%
Sinarmas Land Limited †	11-18-2015	42,500	11,747

Industrials: 0.00%

Construction & Engineering: 0.00%
HKC Holdings Limited †	10-15-2015	43,439	56
Malaysian Resources Corporation Bhd †	9-16-2018	88,483	1,791
Power Line Engineering PCL †	10-20-2015	122,200	34

			1,881

Materials: 0.00%

Chemicals: 0.00%
Indorama Ventures PCL †	8-24-2017	39,823	2,422
Indorama Ventures PCL †	8-24-2018	30,633	1,692

			4,114

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio	101

Security name		Expiration date	Shares	Value

Utilities: 0.00%

Water Utilities: 0.00%
Puncak Niaga Holdings Bhd †		7-20-2018	1,370	$515

Total Warrants (Cost $133,450)				135,901

	Yield
Short-Term Investments: 3.95%

Investment Companies: 3.95%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%		182,616,970	182,616,970
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15		159,716,872	159,716,872

Total Short-Term Investments (Cost $342,333,842)				342,333,842

Total investments in securities (Cost $7,060,485,428) *	103.47%	8,961,748,446
Other assets and liabilities, net	(3.47)	(300,178,775)

Total net assets	100.00%	$8,661,569,671

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $7,133,894,682 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,587,926,961
Gross unrealized losses	(760,073,197)

Net unrealized gains	$1,827,853,764

The following table shows percent of total long-term investments by geographic locations as of August 31, 2015:

United States	65.29%
Japan	7.00
United Kingdom	3.22
China	2.24
Australia	1.60
Taiwan	1.56
Hong Kong	1.53
Switzerland	1.53
France	1.37
Canada	1.35
India	1.24
Germany	1.22
Ireland	1.13
South Korea	1.06
Other	8.66

100.00%

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: October 26, 2015

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: October 26, 2015